As filed with the Securities and Exchange Commission on July 7, 2025

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23973

WELLINGTON GLOBAL MULTI-STRATEGY FUND

(Exact name of registrant as specified in charter)

280 Congress Street Boston, MA 02210

(Address of principal executive offices) (Zip code)

Gregory S. Konzal, Wellington Management Company LLP, 280 Congress Street Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-951-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1.	Reports to Stockholders.

(a)

Wellington Global Multi-Strategy Fund
UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS
April 30, 2025

Wellington Global Multi-Strategy Fund
Table of Contents
April 30, 2025

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited)
April 30, 2025

	Face Amount				Cost	Value
		Bank Loans * (3.62%)
		United States (3.62%)
		Communications
USD	416,656	CSC Holdings LLC 2019 Term Loan B5	1.50%	04/15/2027	$394,782	$400,744
		Consumer Cyclical
	270,000	QXO, Inc. Term Loan B	7.32%	04/29/2032	267,300	269,663
		Technology
	1,164,009	Twitter, Inc. 2025 Fixed Term Loan	9.50%	10/26/2029	1,172,146	1,134,664
		Total United States			1,834,228	1,805,071
		Total Bank Loans			1,834,228	1,805,071
		Convertible Bonds (0.68%)
		Canada (0.02%)
		Energy
CAD	14,000	Advantage Energy Ltd. 144A	5.00%	06/30/2029	9,938	10,530
		United States (0.66%)
		Financial
USD	200,000	Welltower OP LLC 144A	2.75%	05/15/2028	323,691	325,700
		Total Convertible Bonds			333,629	336,230
		Corporate Obligations (82.44%)
		Brazil (0.46%)
		Basic Materials
	260,000	Braskem Netherlands Finance BV 144A	8.00%	10/15/2034	251,143	231,985
		Germany (A) (11.43%)
		Financial
	2,990,000	Kreditanstalt fuer Wiederaufbau ±	3.75%	07/15/2030	2,975,832	2,985,591
AUD	1,355,000	Kreditanstalt fuer Wiederaufbau	4.45%	01/16/2030	887,707	888,367
EUR	1,600,000	Kreditanstalt fuer Wiederaufbau REG S	2.75%	01/17/2035	1,817,215	1,817,827
		Total Germany			5,680,754	5,691,785
		Malaysia (0.34%)
		Energy
USD	200,000	Petronas Capital Ltd. REG S	4.55%	04/21/2050	168,553	167,800
		Qatar (0.34%)
		Energy
	250,000	QatarEnergy REG S	3.30%	07/12/2051	165,060	167,500
		Supranational (A) (38.66%)
		Financial
AUD	559,000	Asian Infrastructure Investment Bank REG S	4.60%	01/21/2030	367,907	367,482
USD	3,463,000	Corp Andina de Fomento	5.00%	01/22/2030	3,568,086	3,568,087
EUR	2,269,000	European Investment Bank Series EARN REG S	3.00%	11/15/2028	2,652,114	2,651,554
	600,000	European Investment Bank Series EARN REG S	3.00%	02/15/2039	666,681	668,448
USD	6,980,000	International Bank for Reconstruction & Development ±	4.00%	05/06/2032	6,950,673	6,960,851
	1,307,000	International Bank for Reconstruction & Development	4.13%	03/20/2030	1,317,638	1,326,954
	2,613,000	International Bank for Reconstruction & Development	4.13%	03/20/2030	2,634,268	2,652,894
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
	Face Amount				Cost	Value
		Corporate Obligations (continued)
		Supranational (A) (continued)
		Financial (continued)
USD	1,020,000	International Bank for Reconstruction & Development	4.63%	01/15/2032	$1,054,211	$1,054,211
		Total Supranational			19,211,578	19,250,481
		United Arab Emirates ± (0.40%)
		Financial
	200,000	Abu Dhabi Developmental Holding Co. PJSC 144A	5.00%	05/06/2035	198,002	198,500
		United Kingdom (0.85%)
		Energy
	445,000	Harbour Energy PLC 144A	6.33%	04/01/2035	445,000	422,900
		United States (29.96%)
		Basic Materials
	100,000	Dow Chemical Co.	3.60%	11/15/2050	68,263	65,381
		Communications
	845,000	Dish Network Corp. 144A	11.75%	11/15/2027	890,994	888,052
	185,000	Level 3 Financing, Inc. 144A	4.88%	06/15/2029	155,865	161,412
		Consumer Cyclical
	500,000	BCPE Ulysses Intermediate, Inc. 144A PIK	7.75%	04/01/2027	485,590	485,079
	505,000	Beacon Roofing Supply, Inc. 144A	6.75%	04/30/2032	505,000	506,306
	140,000	Caesars Entertainment, Inc. 144A	6.00%	10/15/2032	126,087	131,984
	260,000	Las Vegas Sands Corp. ±	6.00%	06/14/2030	259,711	261,463
	325,000	Las Vegas Sands Corp.	6.20%	08/15/2034	303,616	318,462
	250,000	NIKE, Inc.	3.38%	03/27/2050	175,699	173,515
	20,000	Penn National Gaming, Inc. 144A	4.13%	07/01/2029	17,128	17,542
	150,000	Warnermedia Holdings, Inc.	4.28%	03/15/2032	128,586	128,442
EUR	150,000	Warnermedia Holdings, Inc.	4.69%	05/17/2033	164,076	163,957
USD	1,030,000	Warnermedia Holdings, Inc.	5.14%	03/15/2052	702,749	704,172
	125,000	Warnermedia Holdings, Inc.	5.39%	03/15/2062	84,878	85,032
		Consumer Non-cyclical
	234,440	Chobani Holdco II LLC 144A PIK	8.75%	10/01/2029	249,582	248,430
EUR	100,000	Eli Lilly & Co.	1.38%	09/14/2061	57,519	57,532
USD	590,000	Fiesta Purchaser, Inc. 144A	9.63%	09/15/2032	620,009	616,923
	490,000	GEO Group, Inc.	8.63%	04/15/2029	517,430	515,111
	525,000	GEO Group, Inc.	10.25%	04/15/2031	569,165	573,638
	185,000	Global Payments, Inc.	5.95%	08/15/2052	169,934	169,321
EUR	100,000	Johnson & Johnson	3.70%	02/26/2055	108,220	107,216
USD	1,735,000	Philip Morris International, Inc.	4.88%	04/30/2035	1,700,203	1,701,303
	400,000	Viatris, Inc.	4.00%	06/22/2050	245,792	251,735
		Energy
	100,000	Aethon United BR LP/Aethon United Finance Corp. 144A	7.50%	10/01/2029	102,785	100,404
	150,000	APA Corp. 144A	6.75%	02/15/2055	132,549	131,276
	55,000	ConocoPhillips Co.	4.03%	03/15/2062	39,706	38,354
	75,000	Coterra Energy, Inc.	5.90%	02/15/2055	68,840	68,194
	75,000	Devon Energy Corp.	5.75%	09/15/2054	64,103	63,914
	550,000	Diamondback Energy, Inc.	5.75%	04/18/2054	511,934	491,454
	360,000	Diamondback Energy, Inc.	5.90%	04/18/2064	333,682	319,215
	40,000	DT Midstream, Inc. 144A	4.38%	06/15/2031	37,111	36,842
	74,000	EQT Corp.	5.75%	02/01/2034	75,396	73,981
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
	Face Amount				Cost	Value
		Corporate Obligations (continued)
		United States (continued)
		Energy (continued)
USD	17,000	Kimmeridge Texas Gas LLC 144A	8.50%	02/15/2030	$17,121	$16,322
	125,000	MPLX LP	5.95%	04/01/2055	122,919	115,030
	75,000	Ovintiv, Inc.	7.10%	07/15/2053	74,327	72,964
	275,000	Phillips 66 Co.	5.50%	03/15/2055	252,258	240,297
	395,000	Summit Midstream Holdings LLC 144A	8.63%	10/31/2029	408,320	389,129
	395,000	Sunoco LP 144A	6.25%	07/01/2033	395,000	394,468
	280,000	Talos Production, Inc. 144A	9.00%	02/01/2029	291,553	268,419
	285,000	Talos Production, Inc. 144A	9.38%	02/01/2031	297,032	267,964
	74,000	Williams Cos., Inc.	5.15%	03/15/2034	73,103	72,564
		Financial
	420,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 144A	7.38%	10/01/2032	425,241	424,436
	108,000	Citigroup, Inc. *	5.61%	03/04/2056	108,000	103,202
	270,000	Freedom Mortgage Holdings LLC 144A	8.38%	04/01/2032	270,960	264,068
	545,000	Freedom Mortgage Holdings LLC 144A	9.25%	02/01/2029	564,330	555,186
	250,000	Goldman Sachs Group, Inc. *	5.73%	01/28/2056	252,700	243,481
	325,000	Morgan Stanley *	5.52%	11/19/2055	317,055	310,368
	445,000	Planet Financial Group LLC 144A	10.50%	12/15/2029	457,352	438,859
EUR	100,000	Visa, Inc. ±	3.88%	05/15/2044	112,312	111,124
		Industrial
USD	195,000	Clydesdale Acquisition Holdings, Inc. 144A	8.75%	04/15/2030	193,136	200,913
		Technology
	690,000	Cloud Software Group, Inc. 144A	9.00%	09/30/2029	692,715	695,127
	100,000	Fiserv, Inc.	4.40%	07/01/2049	80,006	78,530
		Total United States			15,077,642	14,918,093
		Total Corporate Obligations			41,197,732	41,049,044
		Foreign Government Obligations (446.11%)
		Austria (A) (0.46%)
EUR	210,000	Republic of Austria Government Bonds REG S	3.15%	10/20/2053	226,378	227,434
		Belgium (A) (2.11%)
	920,000	Kingdom of Belgium Government Bonds Series 103 REG S	3.10%	06/22/2035	1,046,908	1,052,115
		Canada (A) (26.13%)
	1,848,000	CDP Financial, Inc. REG S	2.75%	02/13/2032	2,108,425	2,097,246
	995,000	CPPIB Capital, Inc. REG S	2.88%	01/30/2032	1,134,567	1,138,679
AUD	1,664,000	CPPIB Capital, Inc. REG S	4.40%	01/15/2029	1,086,387	1,085,563
	3,404,000	CPPIB Capital, Inc. REG S	4.60%	01/16/2030	2,238,379	2,239,489
EUR	1,135,000	Ontario Teachers' Finance Trust REG S	0.10%	05/19/2028	1,208,081	1,208,883
AUD	686,000	Province of Alberta	5.20%	05/15/2034	450,751	452,304
	960,000	Province of British Columbia	5.25%	05/23/2034	632,787	635,521
	500,000	Province of British Columbia REG S	4.95%	07/16/2032	328,652	329,119
	612,000	Province of Manitoba	4.85%	08/28/2034	391,266	391,525
	1,923,000	PSP Capital, Inc.	4.50%	09/05/2031	1,244,522	1,245,928
EUR	880,000	PSP Capital, Inc. 144A	3.25%	07/02/2034	1,009,603	1,014,624
AUD	1,787,000	PSP Capital, Inc. REG S	4.60%	02/06/2029	1,174,825	1,173,741
		Total Canada			13,008,245	13,012,622
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
	Face Amount				Cost	Value
		Foreign Government Obligations (continued)
		Dominican Republic (0.30%)
USD	150,000	Dominican Republic International Bonds REG S	6.95%	03/15/2037	$149,993	$149,025
		France (A) (23.05%)
EUR	8,828,500	French Republic Government Bonds OAT REG S	2.75%	02/25/2029	10,206,640	10,228,832
	1,245,000	French Republic Government Bonds OAT REG S	3.00%	06/25/2049	1,233,011	1,249,071
		Total France			11,439,651	11,477,903
		Germany (A) (2.83%)
	64,800	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	02/15/2035	73,693	74,056
	1,774,000	State of North Rhine-Westphalia REG S	1.45%	01/19/2122	917,815	941,561
	517,000	State of North Rhine-Westphalia REG S	1.75%	10/26/2057	386,926	392,799
		Total Germany			1,378,434	1,408,416
		Greece (A) (31.78%)
	2,113,000	Hellenic Republic Government Bonds REG S	1.50%	06/18/2030	2,286,991	2,288,667
	4,529,000	Hellenic Republic Government Bonds REG S	3.38%	06/15/2034	5,220,379	5,222,310
	808,000	Hellenic Republic Government Bonds REG S	3.63%	06/15/2035	941,570	944,049
	4,397,000	Hellenic Republic Government Bonds REG S	4.13%	06/15/2054	5,006,804	5,014,385
	1,925,000	Hellenic Republic Government Bonds REG S	4.38%	07/18/2038	2,345,628	2,353,023
		Total Greece			15,801,372	15,822,434
		Hungary (0.26%)
	225,000	Hungary Government International Bonds Series 30YR REG S	1.50%	11/17/2050	127,470	132,041
		Italy (A) (86.80%)
	5,268,000	Italy Buoni Poliennali Del Tesoro Series 11YR REG S	0.90%	04/01/2031	5,368,639	5,374,816
	11,025,000	Italy Buoni Poliennali Del Tesoro Series 15YR REG S	3.85%	10/01/2040	12,265,836	12,318,618
	903,000	Italy Buoni Poliennali Del Tesoro Series 20YR REG S	4.10%	04/30/2046	1,020,524	1,025,656
	275,000	Italy Buoni Poliennali Del Tesoro Series 26YR REG S	3.35%	03/01/2035	309,495	310,584
	5,910,000	Italy Buoni Poliennali Del Tesoro Series 5YR REG S	2.95%	07/01/2030	6,798,213	6,792,920
	3,217,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.15%	11/15/2031	3,686,511	3,694,644
	6,714,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.70%	06/15/2030	7,997,171	8,014,078
	4,000,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	4.00%	11/15/2030	4,826,917	4,836,105
	743,707	Italy Buoni Poliennali Del Tesoro Series CPI REG S «	2.55%	05/15/2056	850,628	856,311
		Total Italy			43,123,934	43,223,732
		Japan (A) (11.94%)
JPY	370,315,584	Japan Government CPI-Linked Bonds Series 24 «	0.10%	03/10/2029	2,666,823	2,677,905
	64,010,072	Japan Government CPI-Linked Bonds Series 26 +« (B)	(0.69%)	03/10/2031	466,593	468,569
	64,008,341	Japan Government CPI-Linked Bonds Series 26 +« (B)	(0.34%)	03/10/2031	458,211	469,147
	255,614,400	Japan Government CPI-Linked Bonds Series 28 +« (B)	(0.36%)	03/10/2033	1,839,961	1,847,242
	72,100,000	Japan Government Ten Year Bonds Series 362	0.10%	03/20/2031	482,283	482,524
		Total Japan			5,913,871	5,945,387
		Netherlands (A) (23.13%)
EUR	617,000	Netherlands Government Bonds REG S	2.00%	01/15/2054	564,765	564,765
	1,617,437	Netherlands Government Bonds REG S	2.50%	01/15/2030	1,867,402	1,867,401
	7,209,348	Netherlands Government Bonds REG S	2.50%	07/15/2035	8,037,535	8,061,957
	1,289,100	Netherlands Government Bonds REG S +	2.94%	01/15/2038	1,014,685	1,021,730
		Total Netherlands			11,484,387	11,515,853
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
	Face Amount				Cost	Value
		Foreign Government Obligations (continued)
		Portugal (A) (2.00%)
EUR	876,243	Portugal Obrigacoes do Tesouro OT Series 10YR REG S	3.00%	06/15/2035	$992,839	$996,026
		Romania (0.56%)
USD	86,000	Romania Government International Bonds REG S	4.00%	02/14/2051	50,462	50,847
	314,000	Romania Government International Bonds REG S	5.13%	06/15/2048	236,098	227,964
		Total Romania			286,560	278,811
		Spain (A) (77.72%)
EUR	6,221,000	Spain Government Bonds	2.70%	01/31/2030	7,172,379	7,181,736
	3,961,000	Spain Government Bonds REG S	0.50%	04/30/2030	4,106,017	4,106,017
	3,580,000	Spain Government Bonds REG S	0.70%	04/30/2032	3,548,263	3,558,699
	2,231,000	Spain Government Bonds REG S	0.85%	07/30/2037	1,892,783	1,902,546
	9,565,000	Spain Government Bonds REG S	1.45%	10/31/2027	10,750,907	10,750,491
	846,000	Spain Government Bonds REG S	1.45%	10/31/2071	461,342	459,853
	7,295,000	Spain Government Bonds REG S	3.45%	10/31/2034	8,530,423	8,556,791
	1,591,000	Spain Government Bonds REG S	3.50%	01/31/2041	1,780,850	1,782,551
	361,788	Spain Government Bonds Inflation-Linked REG S «	1.15%	11/30/2036	399,185	400,527
		Total Spain			38,642,149	38,699,211
		Supranational (A) (24.63%)
	433,000	European Union Series NGEU REG S	0.70%	07/06/2051	252,740	254,613
	387,000	European Union Series NGEU REG S	1.25%	02/04/2043	305,903	308,178
	1,403,000	European Union Series NGEU REG S	2.50%	10/04/2052	1,262,360	1,264,756
	6,000,000	European Union Series NGEU REG S	2.88%	12/06/2027	6,964,369	6,964,369
	2,005,000	European Union Series NGEU REG S	3.25%	07/04/2034	2,335,390	2,340,319
	995,000	European Union Series NGEU REG S	3.38%	10/04/2038	1,129,093	1,133,674
		Total Supranational			12,249,855	12,265,909
		Sweden (A) (9.45%)
USD	1,500,000	Svensk Exportkredit AB ±	3.75%	05/08/2028	1,497,179	1,500,514
SEK	28,084,664	Sweden Inflation-Linked Bonds Series 3104 REG S «	3.50%	12/01/2028	3,262,116	3,204,962
		Total Sweden			4,759,295	4,705,476
		United Kingdom (A) (122.96%)
GBP	5,248,787	U.K. Gilts REG S	1.00%	01/31/2032	5,754,406	5,761,595
	1,123,775	U.K. Gilts REG S	1.25%	10/22/2041	883,048	887,829
	344,720	U.K. Gilts REG S	1.25%	07/31/2051	203,748	204,696
	1,254,126	U.K. Gilts REG S	3.25%	01/31/2033	1,566,453	1,569,138
	842,000	U.K. Gilts REG S	3.25%	01/22/2044	874,184	878,786
	880,500	U.K. Gilts REG S	3.50%	01/22/2045	939,062	944,289
	5,115,565	U.K. Gilts REG S	3.75%	03/07/2027	6,838,399	6,828,171
	1,976,000	U.K. Gilts REG S	3.75%	10/22/2053	2,059,030	2,071,907
	585,000	U.K. Gilts REG S	4.25%	06/07/2032	789,542	790,496
	2,296,000	U.K. Gilts REG S	4.25%	07/31/2034	3,033,806	3,041,614
	3,559,265	U.K. Gilts REG S	4.38%	01/31/2040	4,507,631	4,526,783
	14,665,572	U.K. Gilts REG S	4.50%	03/07/2035	19,646,098	19,692,008
	1,644,724	U.K. Gilts REG S	4.63%	01/31/2034	2,240,895	2,244,866
	2,830,000	U.K. Gilts REG S	4.75%	12/07/2030	3,951,748	3,945,987
	2,294,000	U.K. Gilts REG S	4.75%	12/07/2038	3,063,906	3,078,168
	1,992,000	U.K. Gilts REG S	4.75%	10/22/2043	2,558,356	2,563,408
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
	Face Amount				Cost	Value
		Foreign Government Obligations (continued)
		United Kingdom (A) (continued)
GBP	2,047,116	U.K. Inflation-Linked Gilts Series 3MO REG S «	1.25%	11/22/2054	$2,183,822	$2,196,999
			Total United Kingdom		61,094,134	61,226,740
			Total Foreign Government Obligations		221,725,475	222,139,135
		United States Government and Agency Obligations (16.79%)
		United States (16.79%)
		U.S. Treasury Bonds
USD	2,441,000		2.38%05/15/2051 (A)		1,571,969	1,565,235
	913,000		4.50%11/15/2054		869,426	883,756
					2,441,395	2,448,991
		U.S. Treasury Notes (A)
	1,120,000		3.88%04/30/2030		1,122,669	1,128,119
	3,569,400		4.00%02/28/2030 TO 03/31/2030 @		3,605,489	3,615,160
	1,129,000		4.63%02/15/2035		1,164,988	1,169,401
					5,893,146	5,912,680
			Total United States		8,334,541	8,361,671
			Total United States Government and Agency Obligations		8,334,541	8,361,671

Shares
	Common Stock (2.02%)
	Belgium # (0.00%)
	Consumer Cyclical
46	Azelis Group NV	885	717
	France (0.02%)
	Commercial Services & Supplies
160	SPIE SA	6,967	7,852
	Pharmaceuticals
243	Medincell SA	3,293	4,199
	Total France	10,260	12,051
	Germany (0.01%)
	IT Services
181	IONOS Group SE	4,911	6,064
	Greece (0.15%)
	Banks
31,080	Alpha Services & Holdings SA	74,838	76,666
	Ireland (0.01%)
	Banks
348	AIB Group PLC	2,059	2,350
	Israel (0.10%)
	Banks
3,479	Bank Leumi Le-Israel BM	44,377	49,547
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Shares		Cost	Value
	Common Stock (continued)
	Italy (0.05%)
	Automobiles
49	Ferrari NV	$22,988	$22,626
	Japan (0.02%)
	Pharmaceuticals
300	Daiichi Sankyo Co. Ltd.	6,999	7,648
	Switzerland (0.01%)
	Pharmaceuticals
37	Galderma Group AG	3,757	4,350
	United Kingdom (0.01%)
	Hotels, Restaurants & Leisure
627	Genius Sports Ltd.	5,329	6,765
	United States (1.64%)
	Biotechnology
49	Akero Therapeutics, Inc.	2,352	2,235
166	Disc Medicine, Inc.	9,170	8,203
	Capital Markets
1,000	ARES Management Corp. Class A	151,500	152,530
800	LPL Financial Holdings, Inc.	256,000	255,832
	Electric Utilities
219	American Electric Power Co., Inc.	22,338	23,726
	Food Products
46	Hershey Co.	7,015	7,691
	Oil, Gas & Consumable Fuels
6,693	Excelerate Energy, Inc. Class A	177,365	171,207
4,700	Viper Energy, Inc.	209,150	189,551
	Pharmaceuticals
1,444	Haleon PLC	6,389	7,268
	Total United States	841,279	818,243
	Total Common Stock	1,017,682	1,007,027

	Face Amount
		Short-Term Investments + (62.58%)
		United States (62.58%)
		United States Government and Agency Obligations
		U.S. Treasury Bills
USD	3,000,000	Zero05/01/2025	3,000,000	3,000,000
	1,560,000	3.66%05/06/2025	1,559,079	1,559,089
	1,020,000	4.06%05/13/2025	1,018,554	1,018,567
	1,409,100	4.20%05/29/2025	1,404,445	1,404,475
	3,610,900	4.24%05/27/2025 (C) (D)	3,599,823	3,599,877
	1,595,000	4.24%06/03/2025 (C)	1,588,839	1,588,832
	846,500	4.26%06/10/2025	842,546	842,532
	1,718,500	4.27%06/20/2025 (C)	1,708,473	1,708,431
	5,710,000	4.28%07/08/2025 (C) (D)	5,664,697	5,664,860
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
	Face Amount		Cost	Value
		Short-Term Investments + (continued)
		United States (continued)
		U.S. Treasury Bills (continued)
USD	7,805,000	4.31%06/26/2025 (C) (E) (F)	$7,753,793	$7,753,548
	385,000	4.31%07/01/2025 (C)	382,252	382,253
	2,660,000	4.31%07/15/2025 (C) (E)	2,636,750	2,636,786
			31,159,251	31,159,250
		Total United States	31,159,251	31,159,250
		Total Short-Term Investments	31,159,251	31,159,250

Contracts			Strike Price	Expiration Date
	Purchased Options Contracts (1.93%)
	Foreign Currency Options (0.53%)
100,000	EUR VS CHF	Call	1.08	05/08/2025	1,529	2,544
95,000	EUR VS CHF	Call	1.09	05/22/2025	1,392	1,333
100,000	EUR VS CHF	Put	1.08	05/08/2025	1,529	194
95,000	EUR VS CHF	Put	1.09	05/22/2025	1,392	985
46,000	EUR VS HUF	Call	410.04	05/23/2025	405	160
46,000	EUR VS HUF	Put	410.04	05/23/2025	405	753
31,000	EUR VS JPY	Call	161.95	05/14/2025	451	257
31,000	EUR VS JPY	Call	161.36	05/23/2025	436	402
31,000	EUR VS JPY	Put	161.95	05/14/2025	451	250
31,000	EUR VS JPY	Put	161.36	05/23/2025	436	288
60,000	EUR VS USD	Call	1.05	05/19/2025	866	5,330
32,000	EUR VS USD	Call	1.10	07/08/2025	574	1,537
1,405,000	EUR VS USD	Call	1.19	04/13/2027	71,310	64,940
60,000	EUR VS USD	Put	1.05	05/19/2025	866	1
32,000	EUR VS USD	Put	1.10	07/08/2025	574	113
1,405,000	EUR VS USD	Put	1.19	04/13/2027	88,463	83,901
27,000	GBP VS JPY	Call	187.42	05/07/2025	549	616
94,000	GBP VS JPY	Call	190.23	05/29/2025	1,512	1,456
27,000	GBP VS JPY	Call	190.74	05/29/2025	461	371
27,000	GBP VS JPY	Put	187.42	05/07/2025	549	60
94,000	GBP VS JPY	Put	190.23	05/29/2025	1,514	1,695
27,000	GBP VS JPY	Put	190.74	05/29/2025	461	536
35,000	GBP VS USD	Call	1.29	06/23/2025	639	1,628
35,000	GBP VS USD	Put	1.29	06/23/2025	639	151
36,000	USD VS BRL	Call	5.79	05/19/2025	926	205
36,000	USD VS BRL	Put	5.79	05/19/2025	926	878
42,000	USD VS CAD	Call	1.42	05/07/2025	412	1
42,000	USD VS CAD	Call	1.39	05/14/2025	363	148
72,000	USD VS CAD	Call	1.42	05/16/2025	797	31
53,000	USD VS CAD	Call	1.38	05/27/2025	412	303
36,000	USD VS CAD	Call	1.40	07/10/2025	472	184
413,000	USD VS CAD	Call	1.39	11/26/2025	14,087	5,746
42,000	USD VS CAD	Put	1.42	05/07/2025	412	1,315
42,000	USD VS CAD	Put	1.39	05/14/2025	363	347
72,000	USD VS CAD	Put	1.42	05/16/2025	797	1,879
53,000	USD VS CAD	Put	1.38	05/27/2025	411	464
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Contracts			Strike Price	Expiration Date	Cost	Value
	Purchased Options Contracts (continued)
	Foreign Currency Options (continued)
36,000	USD VS CAD	Put	1.40	07/10/2025	$472	$822
413,000	USD VS CAD	Put	1.39	11/26/2025	5,322	10,934
81,000	USD VS CHF	Call	0.89	05/19/2025	1,029	1
36,000	USD VS CHF	Call	0.85	07/03/2025	633	150
81,000	USD VS CHF	Put	0.89	05/19/2025	1,029	7,254
36,000	USD VS CHF	Put	0.85	07/03/2025	633	1,533
1,873,000	USD VS CNH	Call	7.70	07/07/2025	5,936	438
1,000,000	USD VS CNH	Call	7.50	01/05/2026	11,945	5,817
413,000	USD VS ILS	Call	3.69	04/01/2026	14,536	10,706
413,000	USD VS ILS	Put	3.69	04/01/2026	14,536	19,648
36,000	USD VS INR	Call	87.47	05/19/2025	263	8
35,000	USD VS INR	Call	86.83	07/08/2025	321	103
413,000	USD VS INR	Call	86.22	11/11/2025	9,772	4,924
36,000	USD VS INR	Put	87.47	05/19/2025	263	1,185
35,000	USD VS INR	Put	86.83	07/08/2025	321	850
413,000	USD VS INR	Put	86.22	11/11/2025	2,684	7,504
35,000	USD VS JPY	Call	139.91	05/23/2025	559	807
53,000	USD VS JPY	Call	141.95	05/27/2025	766	754
35,000	USD VS JPY	Call	143.04	05/29/2025	490	373
35,000	USD VS JPY	Put	139.91	05/23/2025	559	239
53,000	USD VS JPY	Put	141.95	05/27/2025	766	658
35,000	USD VS JPY	Put	143.04	05/29/2025	491	593
128,000	USD VS MXN	Call	19.71	05/22/2025	1,900	1,283
126,000	USD VS MXN	Call	19.64	06/03/2025	1,739	1,850
128,000	USD VS MXN	Put	19.71	05/22/2025	1,900	1,764
126,000	USD VS MXN	Put	19.64	06/03/2025	1,739	1,698
625,000	USD VS SEK	Call	11.50	05/30/2025	7,128	5
3,845,000	USD VS ZAR	Put	16.50	05/05/2025	4,422	1
	Total Foreign Currency Options				289,935	262,904
	Options on Equity Indices (0.72%)
1,115	Euro Stoxx Banks Index	Put	177.00	05/16/2025	3,473	2,384
5,903	S&P 500 Index	Put	5,746.42	05/16/2025	838	198
14	S&P 500 Index	Put	5,250.00	06/20/2025	159,605	108,640
37,305	S&P 500 Index	Put	5,811.25	09/19/2025	2,686	2,161
3	S&P 500 Index	Put	5,400.00	07/31/2025	29,823	47,895
2	S&P 500 Index	Put	5,100.00	05/16/2025	24,893	2,790
2	S&P 500 Index	Put	5,000.00	09/30/2025	24,207	24,010
25,459	S&P 500 Index	Put	5,324.22	06/20/2025	1,757	839
4	S&P 500 Index	Put	5,000.00	05/30/2025	17,828	8,688
2	S&P 500 Index	Call	5,500.00	05/16/2025	22,257	31,790
9	S&P 500 Index	Put	5,300.00	05/30/2025	88,185	50,715
2	S&P 500 Index	Call	5,900.00	09/30/2025	30,507	33,150
21,573	S&P 500 Index	Put	5,185.42	06/20/2025	2,006	1,991
1	S&P 500 Index	Put	5,350.00	05/16/2025	7,315	3,840
21,908	S&P 500 Index	Put	5,678.25	06/20/2025	2,256	894
219,767	S&P 500 Index	Put	5,664.85	06/20/2025	25,603	11,670
56,848	S&P 500 Index	Put	5,588.28	06/20/2025	4,974	1,660
4	S&P 500 Mini Index	Put	540.00	05/16/2025	4,237	1,940
7	S&P 500 Mini Index	Put	500.00	09/30/2025	8,584	8,414
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Contracts			Strike Price	Expiration Date	Cost	Value
	Purchased Options Contracts (continued)
	Options on Equity Indices (continued)
7	S&P 500 Mini Index	Call	590.00	09/30/2025	$10,215	$11,644
14	S&P 500 Mini Index	Put	524.00	05/16/2025	5,066	3,591
	Total Options on Equity Indices				476,315	358,904
	Options on Exchange Traded Funds (0.10%)
51	ARK Innovation ETF	Put	43.00	05/02/2025	4,135	102
30	Consumer Discretionary Select Sector SPDR Fund	Call	205.00	05/30/2025	7,607	8,940
67	Energy Select Sector SPDR Fund	Call	110.00	07/18/2025	6,118	268
27	Energy Select Sector SPDR Fund	Call	95.00	05/16/2025	4,680	108
185	Energy Select Sector SPDR Fund	Call	105.00	06/30/2025	26,274	740
2	Invesco QQQ Trust Series 1	Put	450.00	05/16/2025	1,176	602
17	Invesco QQQ Trust Series 1	Put	450.00	05/09/2025	7,186	2,465
6	Invesco Solar ETF	Put	29.00	05/16/2025	578	900
102	iShares 7-10 Year Treasury Bond ETF	Call	95.00	05/16/2025	7,581	13,056
7	iShares Expanded Tech-Software Sector ETF	Put	92.00	05/16/2025	1,521	875
63	iShares Russell 2000 ETF	Put	175.00	05/16/2025	45,283	3,276
42	iShares Russell 2000 ETF	Put	160.00	05/16/2025	17,275	714
16	iShares Russell 2000 ETF	Put	185.00	05/30/2025	4,268	4,048
3	iShares Semiconductor ETF	Put	175.00	05/16/2025	1,345	870
27	VanEck Semiconductor ETF	Put	200.00	05/30/2025	17,397	13,635
	Total Options on Exchange Traded Funds				152,424	50,599
	Options on Exchange Traded Futures Contracts (0.39%)
101	1 Year Mid-Curve 3 Month SOFR Option	Put	94.63	09/12/2025	20,222	1,894
43	1 Year Mid-Curve 3 Month SOFR Option	Put	94.38	09/12/2025	3,772	269
43	1 Year Mid-Curve 3 Month SOFR Option	Put	94.50	09/12/2025	5,384	537
123	3 Month SOFR	Put	95.50	12/12/2025	7,405	6,919
123	3 Month SOFR	Put	96.25	12/12/2025	78,330	47,662
51	3 Month SONIA	Put	95.50	12/12/2025	12,540	2,554
39	3 Month SONIA	Put	95.65	06/13/2025	5,300	651
242	3 Month SONIA	Put	95.40	06/13/2025	6,830	2,020
220	3 Month SONIA	Put	95.20	12/12/2025	98,384	5,510
220	3 Month SONIA	Put	95.80	12/12/2025	253,127	27,549
39	3 Month SONIA	Put	95.45	06/13/2025	1,769	326
53	3 Month SONIA	Put	96.00	09/12/2025	34,517	7,079
27	3 Month SONIA	Put	95.85	06/13/2025	8,881	902
241	3 Month SONIA	Put	95.80	06/13/2025	54,440	6,036
103	3 Month SONIA	Put	96.00	06/13/2025	26,182	21,496
51	3 Month SONIA	Put	95.90	12/12/2025	31,728	8,515
20	3 Month SONIA	Put	96.30	07/11/2025	9,779	6,845
52	3 Month SONIA	Put	96.50	12/12/2025	46,890	45,147
1	Natural Gas Futures	Call	5.50	10/28/2025	3,892	2,592
	Total Options on Exchange Traded Futures Contracts				709,372	194,503
	Options on Securities (0.19%)
30	10YR U.S. Treasury Notes	Put	109.00	06/20/2025	21,449	6,562
15	2YR U.S. Treasury Notes	Put	103.50	05/23/2025	6,349	1,406
12	5YR U.S. Treasury Notes	Call	109.50	05/23/2025	3,392	5,250
11	Airbnb, Inc.	Call	130.00	05/02/2025	2,756	2,200
4	Amazon.com, Inc.	Put	177.50	05/16/2025	1,755	1,920
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Contracts			Strike Price	Expiration Date	Cost	Value
	Purchased Options Contracts (continued)
	Options on Securities (continued)
17	Amazon.com, Inc.	Put	175.00	05/02/2025	$5,470	$4,352
15	Apple, Inc.	Call	215.00	05/02/2025	3,920	5,370
19	Arista Networks, Inc.	Call	86.00	05/09/2025	4,682	4,940
5	Arista Networks, Inc.	Put	78.00	05/02/2025	478	213
20	Block, Inc.	Call	62.00	05/02/2025	3,327	3,240
8	Broadcom, Inc.	Put	160.00	05/16/2025	6,262	640
2	Broadcom, Inc.	Put	155.00	05/16/2025	833	124
1	Charter Communications, Inc.	Put	330.00	05/02/2025	1,240	8
28	Crown Castle, Inc.	Put	90.00	05/16/2025	6,368	420
7	Hilton Worldwide Holdings, Inc.	Call	230.00	05/16/2025	2,754	2,240
11	Home Depot, Inc.	Call	380.00	05/02/2025	3,313	22
13	Kenvue, Inc.	Call	24.00	06/20/2025	927	1,183
26	Lam Research Corp.	Put	68.00	05/16/2025	3,938	4,030
1	Meta Platforms, Inc.	Call	575.00	05/09/2025	1,022	1,180
3	Meta Platforms, Inc.	Call	575.00	05/16/2025	5,004	4,500
1	Microsoft Corp.	Put	380.00	05/02/2025	466	380
12	Microsoft Corp.	Put	370.00	05/02/2025	3,008	1,956
4	Netflix, Inc.	Put	950.00	05/16/2025	6,017	720
7	NVIDIA Corp.	Put	93.00	05/02/2025	2,186	35
14	NVIDIA Corp.	Call	114.00	05/23/2025	3,393	4,144
1	Salesforce, Inc.	Call	275.00	05/16/2025	484	500
20	SoFi Technologies, Inc.	Put	12.00	06/20/2025	1,826	1,720
3	Spotify Technology SA	Put	540.00	05/30/2025	6,115	2,739
12	Taiwan Semiconductor Manufacturing Co. Ltd.	Call	172.50	05/16/2025	3,814	3,558
6	Tesla, Inc.	Put	230.00	05/16/2025	5,014	1,260
21	Tesla, Inc.	Put	180.00	06/20/2025	21,341	4,463
5	Tesla, Inc.	Call	300.00	05/09/2025	4,665	2,775
12	T-Mobile U.S., Inc.	Put	235.00	05/16/2025	5,533	8,856
4	Trade Desk, Inc.	Call	60.00	05/16/2025	785	936
19	U.S. Treasury Long Bonds	Put	110.00	05/23/2025	27,458	2,672
25	Walt Disney Co.	Call	95.00	05/16/2025	4,942	5,125
74	Warner Bros Discovery, Inc.	Call	15.00	06/20/2025	2,160	148
	Total Options on Securities				184,446	91,787
	Total Purchased Options Contracts				1,812,492	958,697

	Notional		Exercise Rate	Expiration Date
		Purchased Swaptions Contracts (4.94%)
EUR	1,398,000	10YR Interest Rate Swap Pay EUR Put	2.72%	04/09/2026	47,516	28,658
	7,347,000	10YR Interest Rate Swap Pay EUR Put	2.52%	01/09/2035	636,817	689,784
	1,398,000	10YR Interest Rate Swap Receive EUR Call	2.72%	04/09/2026	47,516	56,294
	7,347,000	10YR Interest Rate Swap Receive EUR Call	2.52%	01/09/2035	636,817	563,796
	9,969,000	1YR Interest Rate Swap Pay EUR Put	2.02%	04/27/2026	21,305	19,060
	9,970,000	1YR Interest Rate Swap Pay EUR Put	2.02%	04/27/2026	22,667	19,085
GBP	9,957,000	1YR Interest Rate Swap Pay GBP Put	3.72%	04/28/2026	40,564	36,080
EUR	250,000	20YR Interest Rate Swap Pay EUR Put	2.58%	03/13/2035	36,163	33,266
	250,000	20YR Interest Rate Swap Pay EUR Put	2.58%	03/13/2035	35,808	33,193
USD	2,598,000	20YR Interest Rate Swap Pay USD Put	4.48%	06/04/2026	68,847	71,122
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
	Notional		Exercise Rate	Expiration Date	Cost	Value
		Purchased Swaptions Contracts (continued)
USD	2,600,000	20YR Interest Rate Swap Pay USD Put	4.48%	06/04/2026	$74,880	$71,415
EUR	250,000	20YR Interest Rate Swap Receive EUR Call	2.58%	03/13/2035	36,163	38,580
	250,000	20YR Interest Rate Swap Receive EUR Call	2.58%	03/13/2035	35,808	38,508
USD	1,245,000	2YR Interest Rate Swap Pay USD Put	4.00%	04/22/2027	10,396	8,683
	1,247,000	2YR Interest Rate Swap Pay USD Put	4.00%	04/22/2027	8,542	8,542
EUR	2,371,000	5YR Interest Rate Swap Pay EUR Put	2.66%	01/08/2030	83,013	87,750
	2,514,000	5YR Interest Rate Swap Pay EUR Put	2.66%	01/08/2030	91,199	93,315
	2,515,000	5YR Interest Rate Swap Pay EUR Put	2.66%	01/10/2035	90,950	93,328
JPY	487,392,000	5YR Interest Rate Swap Pay JPY Put	1.42%	01/09/2030	63,179	55,412
	197,241,000	5YR Interest Rate Swap Pay JPY Put	1.45%	02/05/2030	24,821	22,165
EUR	2,371,000	5YR Interest Rate Swap Receive EUR Call	2.66%	01/08/2030	83,013	77,123
	2,514,000	5YR Interest Rate Swap Receive EUR Call	2.66%	01/08/2030	91,199	82,047
	2,515,000	5YR Interest Rate Swap Receive EUR Call	2.66%	01/08/2030	90,950	82,055
JPY	487,392,000	5YR Interest Rate Swap Receive JPY Call	1.42%	01/09/2030	63,179	77,484
	197,241,000	5YR Interest Rate Swap Receive JPY Call	1.45%	02/05/2030	24,821	32,303
USD	1,837,500	CDX NA IG Series 43 Version 1 Put	1.00%	09/20/2024	3,078	2,165
	10,200,000	CDX NA IG Series 44 Version 1 Put	1.00%	03/20/2025	30,090	8,562
EUR	4,980,000	iTraxx Europe Series 43 Version 1 Put	75.00%	06/18/2025	9,482	9,482
	9,957,000	iTraxx Europe Series 43 Version 1 Put	75.00%	06/18/2025	18,411	21,038
		Total Purchased Swaptions Contracts			2,527,194	2,460,295
		Total Investments (621.11%)			$309,942,224	$309,276,420
		Net Other Assets and Other Liabilities ((521.11)%)				$(259,482,075)
		Net Assets (100.00%)				$49,794,345
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

#	Amount rounds to less than 0.005% of the Fund's total value of net assets.
@	Securities are grouped by coupon and represent a range of maturities.
*	Variable or Floating Rate Security. Rate disclosed is based on the latest available information as of April 30, 2025.
+	Zero-coupon bond. Rate represents annualized yield at period end.
±	When Issued Security.
«	Inflation linked securities issued by foreign entities in which the principal amount is indexed for inflation or deflation periodically.
(A)
Security purchased under forward delivery commitments due within 60 days after April 30, 2025. The purchase price of the security and the date of delivery were fixed at the time the transaction was negotiated.

(B)	Due to deposit rate cuts by central banks, rates may be negative.
(C)
At April 30, 2025, security (or a portion thereof) was pledged as collateral for OTC derivatives.  The aggregate value of securities pledged as collateral for open
OTC derivatives is $13,291,204, which represents 27.00% of net assets.

(D)
At April 30, 2025, security (or a portion thereof) was pledged as collateral for open swap contracts.  The aggregate value of securities pledged as collateral for open swap contracts is $1,910,542, which represents 3.84% of net assets.

(E)
At April 30, 2025, security (or a portion thereof) was pledged as collateral for open futures contracts.  The aggregate value of securities pledged as collateral for open futures contracts is $1,272,337, which represents 2.56% of net assets.

(F)
At April 30, 2025, security (or a portion thereof) was pledged as collateral for securities sold short.  The aggregate value of securities pledged as collateral for securities sold short is $620,881, which represents 1.25% of net assets.

144A	Unregistered securities exempt in an institutional sale from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Rule 144A.
CPI	Consumer Price Index
ETF	Exchange Traded Fund
IG	Investment Grade
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
LLC	Limited Liability Company
LP	Limited Partnership
OAT	French Treasury Bond
PIK	Payment-in-Kind security. Security that pays interest in the form of cash or additional debt securities.
PLC	Public Limited Company
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
SA	French Public Limited Company
SONIA	Sterling Overnight Index Average

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Offshore Renminbi
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025

Concentration by Industry
Industry	% of Net Assets	Value
Foreign Government Obligations	446.11%	$222,139,135
United States Government and Agency Obligations	79.37	39,520,921
Financial	56.07	27,917,190
Consumer Non-cyclical	8.52	4,241,209
Energy	7.90	3,929,521
Consumer Cyclical	6.52	3,246,334
Purchased Swaptions Contracts	4.94	2,460,295
Technology	3.83	1,908,321
Communications	2.91	1,450,208
Capital Markets	0.82	408,362
Oil, Gas & Consumable Fuels	0.72	360,758
Options on Equity Indices	0.72	358,904
Basic Materials	0.59	297,366
Foreign Currency Options	0.53	262,904
Industrial	0.40	200,913
Options on Exchange Traded Futures Contracts	0.39	194,503
Banks	0.26	128,563
Options on Securities	0.19	91,787
Options on Exchange Traded Funds	0.10	50,599
Electric Utilities	0.05	23,726
Pharmaceuticals	0.05	23,465
Automobiles	0.05	22,626
Biotechnology	0.02	10,438
Commercial Services & Supplies	0.02	7,852
Food Products	0.01	7,691
Hotels, Restaurants & Leisure	0.01	6,765
IT Services	0.01	6,064
Total Investments	621.11	309,276,420
Net Other Assets and Other Liabilities	(521.11)	(259,482,075)
Net Assets	100.00%	$49,794,345
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025

	Face Amount				Proceeds	Value
		Securities Sold Short (27.58%)
		Corporate Obligations (18.25%)
		Brazil (0.11%)
		Energy
USD	55,000	Petrobras Global Finance BV	6.00%	01/13/2035	$49,836	$52,190
		Canada (0.14%)
		Energy
	75,000	South Bow USA Infrastructure Holdings LLC 144A	6.18%	10/01/2054	69,938	69,553
		France (1.90%)
		Energy
	125,000	TotalEnergies Capital SA	5.28%	09/10/2054	116,505	115,494
		Financial
EUR	200,000	Banque Federative du Credit Mutuel SA REG S	4.38%	01/11/2034	213,793	230,791
	300,000	Societe Generale SA REG S	5.63%	06/02/2033	345,591	370,254
		Utilities
	200,000	Electricite de France SA REG S	4.75%	06/17/2044	222,574	230,049
		Total France			898,463	946,588
		Germany (1.02%)
		Consumer Non-cyclical
USD	500,000	Bayer U.S. Finance LLC 144A	6.88%	11/21/2053	503,523	508,098
		Italy (0.23%)
		Utilities
EUR	100,000	Enel Finance International NV REG S	4.50%	02/20/2043	109,888	116,202
		Luxembourg (0.38%)
		Basic Materials
USD	200,000	INEOS Finance PLC 144A	7.50%	04/15/2029	188,119	188,354
		Saudi Arabia (0.72%)
		Financial
	425,000	Gaci First Investment Co. REG S	5.13%	02/14/2053	358,570	360,187
		Spain (0.70%)
		Financial
EUR	200,000	Banco Santander SA REG S	4.13%	04/22/2034	220,694	236,567
	100,000	CaixaBank SA REG S *	3.75%	01/27/2036	105,990	113,273
		Total Spain			326,684	349,840
		United Kingdom * (0.85%)
		Financial
	250,000	Barclays PLC REG S	3.94%	01/31/2036	265,391	280,760
	125,000	Nationwide Building Society REG S	3.77%	01/27/2036	132,909	141,447
		Total United Kingdom			398,300	422,207
		United States (12.20%)
		Basic Materials
USD	515,000	Chemours Co. 144A	4.63%	11/15/2029	453,988	432,707
	600,000	Olympus Water U.S. Holding Corp. 144A	7.25%	06/15/2031	593,807	601,446
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
	Face Amount				Proceeds	Value
		Securities Sold Short (continued)
		Corporate Obligations (continued)
		United States (continued)
		Communications
EUR	100,000	AT&T, Inc.	1.80%	09/14/2039	$82,452	$88,075
USD	750,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A	4.25%	01/15/2034	617,633	632,774
	200,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.25%	04/01/2053	160,639	158,380
	550,000	CommScope LLC 144A	4.75%	09/01/2029	479,070	486,819
	375,000	Netflix, Inc.	5.40%	08/15/2054	360,371	364,560
	470,000	Sirius XM Radio LLC 144A	3.88%	09/01/2031	391,869	404,082
		Consumer Non-cyclical
	355,000	LifePoint Health, Inc. 144A	5.38%	01/15/2029	314,678	320,365
	370,000	Organon & Co./Organon Foreign Debt Co-Issuer BV 144A	5.13%	04/30/2031	334,720	311,144
	245,000	Owens & Minor, Inc. 144A	6.63%	04/01/2030	234,695	209,050
	360,000	ZipRecruiter, Inc. 144A	5.00%	01/15/2030	304,772	301,169
		Energy
	25,000	Helmerich & Payne, Inc. 144A	4.85%	12/01/2029	24,272	23,649
	335,000	Nabors Industries, Inc. 144A	9.13%	01/31/2030	299,462	304,200
	517,000	Venture Global LNG, Inc. 144A	7.00%	01/15/2030	517,091	487,857
	107,000	Venture Global LNG, Inc. 144A	8.38%	06/01/2031	110,659	103,389
	68,000	Venture Global LNG, Inc. 144A	9.88%	02/01/2032	73,443	69,130
		Industrial
	725,000	Boeing Co.	6.86%	05/01/2054	759,868	775,901
		Total United States			6,113,489	6,074,697
		Total Corporate Obligations			9,016,810	9,087,916
		Foreign Government Obligations (9.13%)
		Brazil (0.03%)
	15,000	Vale Overseas Ltd.	6.40%	06/28/2054	14,821	14,542
		Bulgaria (0.99%)
EUR	225,000	Bulgaria Government International Bonds REG S	4.25%	09/05/2044	242,231	255,209
	150,000	Bulgaria Government International Bonds REG S	4.88%	05/13/2036	175,379	186,025
	75,000	Bulgaria Government International Bonds REG S Series 30YR	1.38%	09/23/2050	47,872	50,586
		Total Bulgaria			465,482	491,820
		Chile (0.38%)
USD	200,000	Chile Government International Bonds	5.33%	01/05/2054	182,613	187,000
		Dominican Republic (0.37%)
	200,000	Dominican Republic International Bonds REG S	6.40%	06/05/2049	187,080	184,150
		France (1.44%)
EUR	400,000	BNP Paribas SA REG S	4.13%	05/24/2033	438,817	483,080
	200,000	Credit Agricole SA REG S	4.13%	02/26/2036	216,486	233,376
		Total France			655,303	716,456
		Germany (1.44%)
	400,000	Deutsche Bank AG REG S *	4.50%	07/12/2035	440,678	466,629
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
	Face Amount				Proceeds	Value
		Securities Sold Short (continued)
		Foreign Government Obligations (continued)
		Germany (continued)
USD	255,000	Iho Verwaltungs GmbH 144A PIK	7.75%	11/15/2030	$254,514	$249,497
		Total Germany			695,192	716,126
		Indonesia (0.32%)
	200,000	Indonesia Government International Bonds	4.20%	10/15/2050	159,752	160,000
		Oman (0.81%)
	400,000	Oman Government International Bonds REG S	6.75%	01/17/2048	415,566	406,000
		Peru (0.36%)
	160,000	Peru Government International Bonds	5.63%	11/18/2050	146,555	151,000
	30,000	Peru Government International Bonds	5.88%	08/08/2054	28,277	28,785
		Total Peru			174,832	179,785
		Poland (0.34%)
EUR	85,000	Republic of Poland Government International Bonds REG S	4.25%	02/14/2043	91,657	98,392
	60,000	Republic of Poland Government International Bonds REG S Series 10YR	3.63%	01/11/2034	63,822	70,178
		Total Poland			155,479	168,570
		Qatar (1.14%)
USD	600,000	Qatar Government International Bonds REG S	5.10%	04/23/2048	562,298	570,000
		Saudi Arabia (1.14%)
	600,000	Saudi Government International Bonds REG S	5.75%	01/16/2054	558,033	567,000
		United Arab Emirates (0.37%)
	200,000	UAE International Government Bonds REG S	4.95%	07/07/2052	187,041	183,500
		Total Foreign Government Obligations			4,413,492	4,544,949

Shares

Common Stock (0.15%)
United States (0.15%)
Software
200	MicroStrategy, Inc.	60,998	76,022

Units

	Closed End Funds (0.05%)
	United Kingdom (0.05%)
	Capital Markets
2,045	Scottish Mortgage Investment Trust PLC	25,458	24,736
	Total Securities Sold Short	$13,516,758	$13,733,623
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

*	Variable or Floating Rate Security. Rate disclosed is based on the latest available information as of April 30, 2025.

144A	Unregistered securities exempt in an institutional sale from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Rule 144A.
GmbH	German Company with Limited Liability
LLC	Limited Liability Company
PIK	Payment-in-Kind security. Security that pays interest in the form of cash or additional debt securities.
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
PLC	Public Limited Company
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
SA	French Public Limited Company
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025

Concentration by Industry
Industry	% of Net Assets	Value
Foreign Government Obligations	9.13%	$4,544,949
Communications	4.29	2,134,690
Financial	3.48	1,733,279
Consumer Non-cyclical	3.31	1,649,826
Energy	2.46	1,225,462
Basic Materials	2.45	1,222,507
Industrial	1.56	775,901
Utilities	0.70	346,251
Software	0.15	76,022
Capital Markets	0.05	24,736
Total Securities Sold Short	27.58%	$13,733,623
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Australian Dollar	BUY	$29,597	1.55	05/07/2025	$163
Australian Dollar	BUY	50,743	1.56	05/07/2025	193
Australian Dollar	BUY	80,181	1.56	05/07/2025	197
Australian Dollar	BUY	80,317	1.56	05/07/2025	333
Australian Dollar	BUY	83,361	1.56	05/07/2025	177
Australian Dollar	BUY	102,614	1.56	05/07/2025	234
Australian Dollar	BUY	112,182	1.56	05/07/2025	204
Australian Dollar	BUY	112,269	1.56	05/07/2025	291
Australian Dollar	SELL	4,486,789	1.59	05/07/2025	69,126
Australian Dollar	SELL	417,665	1.62	05/07/2025	14,251
Australian Dollar	SELL	315,395	1.65	05/07/2025	17,341
Australian Dollar	SELL	289,877	1.59	05/07/2025	4,466
Australian Dollar	SELL	197,675	1.57	05/07/2025	686
Australian Dollar	SELL	185,213	1.57	05/07/2025	351
Australian Dollar	SELL	184,800	1.57	05/07/2025	764
Australian Dollar	SELL	184,600	1.57	05/07/2025	964
Australian Dollar	SELL	184,410	1.57	05/07/2025	1,154
Australian Dollar	SELL	169,735	1.59	05/07/2025	3,031
Australian Dollar	SELL	163,739	1.59	05/07/2025	2,628
Australian Dollar	SELL	152,036	1.61	05/07/2025	4,733
Australian Dollar	SELL	146,732	1.60	05/07/2025	3,639
Australian Dollar	SELL	133,707	1.57	05/07/2025	667
Australian Dollar	SELL	114,590	1.61	05/07/2025	3,787
Australian Dollar	SELL	114,298	1.62	05/07/2025	4,079
Australian Dollar	SELL	113,432	1.59	05/07/2025	1,746
Australian Dollar	SELL	111,691	1.57	05/07/2025	288
Australian Dollar	SELL	111,679	1.57	05/07/2025	299
Australian Dollar	SELL	108,736	1.61	05/07/2025	3,242
Australian Dollar	SELL	107,349	1.58	05/07/2025	1,430
Australian Dollar	SELL	103,859	1.59	05/07/2025	1,721
Australian Dollar	SELL	95,721	1.57	05/07/2025	260
Australian Dollar	SELL	89,063	1.57	05/07/2025	520
Australian Dollar	SELL	80,557	1.61	05/07/2025	2,627
Australian Dollar	SELL	79,941	1.56	05/07/2025	43
Australian Dollar	SELL	77,874	1.61	05/07/2025	2,111
Australian Dollar	SELL	73,252	1.57	05/07/2025	333
Australian Dollar	SELL	30,611	1.67	05/07/2025	2,023
Australian Dollar	SELL	6,242	1.60	05/07/2025	157
Australian Dollar	SELL	38,386	1.56	05/30/2025	16
Australian Dollar	SELL	36,089	1.66	06/18/2025	2,322
Australian Dollar	SELL	25,330	1.58	06/18/2025	277
Australian Dollar	SELL	6,249	1.60	06/18/2025	153
Australian Dollar	SELL	3,189	1.57	06/18/2025	12
Brazilian Real	BUY	58,793	5.70	06/03/2025	52
Brazilian Real	SELL	1,113,383	5.77	05/05/2025	21,495
Brazilian Real	SELL	971,351	5.90	05/05/2025	40,766
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Brazilian Real	SELL	$312,632	5.90	05/05/2025	$13,259
Brazilian Real	SELL	212,435	5.79	05/05/2025	4,826
Brazilian Real	SELL	152,094	5.79	05/05/2025	3,345
Brazilian Real	SELL	91,859	5.88	05/05/2025	3,523
Brazilian Real	SELL	81,287	5.91	05/05/2025	3,498
Brazilian Real	SELL	48,031	5.73	05/05/2025	544
Brazilian Real	SELL	13,863	5.77	05/05/2025	268
Brazilian Real	SELL	48,816	5.74	06/18/2025	142
Brazilian Real	SELL	19,282	5.96	06/18/2025	826
Brazilian Real	SELL	16,895	5.92	06/18/2025	590
Brazilian Real	SELL	4,998	6.00	06/18/2025	248
Brazilian Real	SELL	2,585	5.80	06/18/2025	37
Canadian Dollar	BUY	79,786	1.38	05/07/2025	127
Canadian Dollar	SELL	706,269	1.42	05/07/2025	21,524
Canadian Dollar	SELL	641,217	1.40	05/07/2025	10,539
Canadian Dollar	SELL	582,352	1.43	05/07/2025	18,711
Canadian Dollar	SELL	533,979	1.39	05/07/2025	1,908
Canadian Dollar	SELL	443,630	1.39	05/07/2025	1,736
Canadian Dollar	SELL	371,286	1.39	05/07/2025	1,663
Canadian Dollar	SELL	224,706	1.40	05/07/2025	3,408
Canadian Dollar	SELL	223,978	1.38	05/07/2025	515
Canadian Dollar	SELL	201,991	1.44	05/07/2025	8,019
Canadian Dollar	SELL	201,737	1.44	05/07/2025	8,273
Canadian Dollar	SELL	182,952	1.39	05/07/2025	1,712
Canadian Dollar	SELL	178,773	1.43	05/07/2025	5,890
Canadian Dollar	SELL	178,312	1.40	05/07/2025	2,731
Canadian Dollar	SELL	177,497	1.44	05/07/2025	7,166
Canadian Dollar	SELL	162,128	1.39	05/07/2025	811
Canadian Dollar	SELL	161,959	1.39	05/07/2025	980
Canadian Dollar	SELL	153,471	1.43	05/07/2025	5,847
Canadian Dollar	SELL	149,617	1.40	05/07/2025	2,459
Canadian Dollar	SELL	148,555	1.39	05/07/2025	625
Canadian Dollar	SELL	148,542	1.39	05/07/2025	638
Canadian Dollar	SELL	146,268	1.44	05/07/2025	5,808
Canadian Dollar	SELL	121,888	1.44	05/07/2025	4,842
Canadian Dollar	SELL	121,720	1.44	05/07/2025	5,010
Canadian Dollar	SELL	114,001	1.40	05/07/2025	1,866
Canadian Dollar	SELL	112,086	1.38	05/07/2025	161
Canadian Dollar	SELL	111,689	1.39	05/07/2025	557
Canadian Dollar	SELL	111,113	1.39	05/07/2025	1,134
Canadian Dollar	SELL	104,738	1.38	05/07/2025	267
Canadian Dollar	SELL	97,468	1.39	05/07/2025	295
Canadian Dollar	SELL	97,459	1.44	05/07/2025	3,925
Canadian Dollar	SELL	93,553	1.39	05/07/2025	590
Canadian Dollar	SELL	90,268	1.38	05/07/2025	253
Canadian Dollar	SELL	90,047	1.39	05/07/2025	475
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Canadian Dollar	SELL	$89,845	1.39	05/07/2025	$676
Canadian Dollar	SELL	89,758	1.39	05/07/2025	764
Canadian Dollar	SELL	79,487	1.38	05/07/2025	171
Canadian Dollar	SELL	74,260	1.39	05/07/2025	330
Canadian Dollar	SELL	53,547	1.40	05/07/2025	766
Canadian Dollar	SELL	197,575	1.42	06/18/2025	5,621
Canadian Dollar	SELL	86,603	1.39	06/18/2025	481
Canadian Dollar	SELL	3,512	1.42	06/18/2025	116
Chilean Peso	BUY	121,317	925.48	05/07/2025	3,926
Chilean Peso	BUY	127,770	943.10	05/07/2025	1,781
Chilean Peso	BUY	433,535	946.00	05/07/2025	4,728
Chilean Peso	BUY	29,592	946.21	06/03/2025	322
Chilean Peso	SELL	138,408	998.50	05/07/2025	6,088
Chilean Peso	SELL	131,612	956.60	05/07/2025	23
Chinese Yuan Renminbi	BUY	111,393	7.27	05/07/2025	25
Chinese Yuan Renminbi	BUY	138,742	7.26	05/07/2025	288
Chinese Yuan Renminbi	BUY	601,012	7.26	05/07/2025	1,413
Chinese Yuan Renminbi	BUY	1,245,484	7.26	05/07/2025	2,565
Chinese Yuan Renminbi	BUY	2,954,719	7.26	05/07/2025	6,085
Chinese Yuan Renminbi	SELL	394,600	7.31	05/07/2025	2,062
Chinese Yuan Renminbi	SELL	134,712	7.28	05/07/2025	166
Chinese Yuan Renminbi	SELL	133,209	7.32	05/07/2025	845
Chinese Yuan Renminbi	SELL	102,449	7.29	05/07/2025	257
Chinese Yuan Renminbi	SELL	95,433	7.29	05/07/2025	261
Chinese Yuan Renminbi	SELL	87,281	7.30	05/07/2025	301
Chinese Yuan Renminbi	SELL	82,245	7.31	05/07/2025	387
Chinese Yuan Renminbi	SELL	81,377	7.30	05/07/2025	293
Chinese Yuan Renminbi	SELL	80,737	7.30	05/07/2025	245
Chinese Yuan Renminbi	SELL	80,708	7.30	05/07/2025	274
Chinese Yuan Renminbi	SELL	77,390	7.29	05/07/2025	155
Chinese Yuan Renminbi	SELL	77,323	7.29	05/07/2025	222
Chinese Yuan Renminbi	SELL	68,754	7.29	05/07/2025	129
Chinese Yuan Renminbi	SELL	50,185	7.29	05/07/2025	137
Chinese Yuan Renminbi	SELL	32,548	7.28	05/07/2025	37
Chinese Yuan Renminbi	SELL	29,537	7.28	05/07/2025	23
Chinese Yuan Renminbi	SELL	13,015	7.30	05/07/2025	47
Colombian Peso	BUY	1,371,595	4,199.92	05/07/2025	8,161
Colombian Peso	SELL	143,066	4,448.99	05/07/2025	7,580
Colombian Peso	SELL	91,468	4,325.07	05/07/2025	2,162
Czech Koruna	BUY	426,945	21.87	05/07/2025	1,303
Czech Koruna	BUY	363,038	21.86	06/03/2025	1,106
Czech Koruna	SELL	401,539	23.11	05/07/2025	21,369
Czech Koruna	SELL	188,070	22.97	05/07/2025	8,822
Czech Koruna	SELL	168,838	23.10	05/07/2025	8,911
Czech Koruna	SELL	156,476	21.98	05/07/2025	308
Czech Koruna	SELL	150,600	22.78	05/07/2025	5,728
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Czech Koruna	SELL	$112,639	22.82	05/07/2025	$4,493
Czech Koruna	SELL	104,615	23.04	05/07/2025	5,225
Czech Koruna	SELL	89,553	22.22	05/07/2025	1,145
Czech Koruna	SELL	2,164	23.11	05/07/2025	115
Czech Koruna	SELL	21,390	21.97	05/30/2025	43
Danish Krone	BUY	1,224	6.54	05/28/2025	3
Danish Krone	BUY	15,288	6.54	05/28/2025	31
Danish Krone	SELL	35,267	6.81	06/18/2025	1,405
Euro	BUY	83,100	1.73	05/02/2025	2,050
Euro	BUY	8,066	0.87	05/07/2025	108
Euro	BUY	11,423	0.88	05/07/2025	54
Euro	BUY	30,713	0.88	05/07/2025	17
Euro	BUY	35,427	0.88	05/07/2025	183
Euro	BUY	36,504	0.88	05/07/2025	123
Euro	BUY	43,348	0.88	05/07/2025	147
Euro	BUY	48,952	0.88	05/07/2025	66
Euro	BUY	70,644	0.88	05/07/2025	157
Euro	BUY	70,820	0.88	05/07/2025	333
Euro	BUY	80,968	0.88	05/07/2025	249
Euro	BUY	81,385	0.87	05/07/2025	666
Euro	BUY	81,901	0.88	05/07/2025	45
Euro	BUY	81,911	0.87	05/07/2025	1,192
Euro	BUY	81,979	0.88	05/07/2025	123
Euro	BUY	82,053	0.88	05/07/2025	197
Euro	BUY	82,104	0.86	05/07/2025	1,385
Euro	BUY	83,090	0.88	05/07/2025	97
Euro	BUY	83,508	0.87	05/07/2025	515
Euro	BUY	88,808	0.88	05/07/2025	130
Euro	BUY	95,823	0.88	05/07/2025	324
Euro	BUY	110,526	0.88	05/07/2025	247
Euro	BUY	110,559	0.88	05/07/2025	281
Euro	BUY	110,794	0.88	05/07/2025	516
Euro	BUY	113,468	0.87	05/07/2025	916
Euro	BUY	128,699	0.88	05/07/2025	231
Euro	BUY	138,803	0.88	05/07/2025	103
Euro	BUY	155,959	0.88	05/07/2025	205
Euro	BUY	171,112	0.88	05/07/2025	579
Euro	BUY	174,458	0.87	05/07/2025	1,651
Euro	BUY	183,357	0.88	05/07/2025	318
Euro	BUY	203,527	0.88	05/07/2025	24
Euro	BUY	220,726	0.88	05/07/2025	170
Euro	BUY	548,772	0.88	05/07/2025	793
Euro	BUY	1,567,382	0.88	05/07/2025	5,299
Euro	BUY	17,915	0.88	05/30/2025	41
Euro	BUY	45,072	0.88	05/30/2025	102
Euro	BUY	45,610	0.88	05/30/2025	72
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Euro	BUY	$56,482	0.88	05/30/2025	$128
Euro	BUY	61,729	0.87	05/30/2025	252
Euro	BUY	73,036	0.88	05/30/2025	174
Euro	BUY	73,239	0.87	05/30/2025	378
Euro	BUY	76,392	0.88	05/30/2025	115
Euro	BUY	85,579	0.88	05/30/2025	195
Euro	BUY	149,795	0.88	05/30/2025	87
Euro	BUY	172,367	0.88	05/30/2025	459
Euro	BUY	203,697	0.87	05/30/2025	1,050
Euro	BUY	260,915	0.87	05/30/2025	1,345
Euro	BUY	335,393	0.88	05/30/2025	685
Euro	BUY	375,266	0.88	05/30/2025	712
Euro	BUY	435,380	0.88	05/30/2025	488
Euro	BUY	1,021,246	0.88	05/30/2025	2,322
Euro	BUY	1,143	0.88	06/03/2025	4
Euro	BUY	4,570	0.88	06/03/2025	15
Euro	BUY	100,549	0.88	06/03/2025	340
Euro	BUY	138,254	0.88	06/03/2025	467
Euro	BUY	8,023,327	0.88	06/03/2025	27,122
Euro	BUY	2,283	0.88	06/18/2025	3
Euro	BUY	31,948	0.88	06/18/2025	33
Euro	BUY	50,773	0.87	06/18/2025	622
Euro	BUY	76,114	0.87	06/18/2025	886
Euro	SELL	3,223,145	0.93	05/07/2025	172,737
Euro	SELL	1,554,922	0.93	05/07/2025	83,333
Euro	SELL	1,201,191	0.88	05/07/2025	1,636
Euro	SELL	814,904	0.91	05/07/2025	29,803
Euro	SELL	803,172	0.88	05/07/2025	607
Euro	SELL	799,054	0.91	05/07/2025	24,052
Euro	SELL	796,453	0.91	05/07/2025	25,516
Euro	SELL	796,226	0.91	05/07/2025	26,880
Euro	SELL	795,183	0.91	05/07/2025	26,787
Euro	SELL	794,766	0.91	05/07/2025	27,203
Euro	SELL	781,815	0.88	05/07/2025	2,637
Euro	SELL	686,340	0.88	05/07/2025	340
Euro	SELL	443,473	0.91	05/07/2025	16,966
Euro	SELL	398,957	0.88	05/07/2025	90
Euro	SELL	378,583	0.92	05/07/2025	18,191
Euro	SELL	285,286	0.93	05/07/2025	14,852
Euro	SELL	268,268	0.90	05/07/2025	6,859
Euro	SELL	253,870	0.92	05/07/2025	12,161
Euro	SELL	236,897	0.92	05/07/2025	12,082
Euro	SELL	220,911	0.91	05/07/2025	7,604
Euro	SELL	209,056	0.88	05/07/2025	131
Euro	SELL	202,609	0.92	05/07/2025	9,989
Euro	SELL	201,962	0.93	05/07/2025	10,636
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Euro	SELL	$196,283	0.92	05/07/2025	$9,493
Euro	SELL	191,150	0.90	05/07/2025	4,395
Euro	SELL	190,340	0.92	05/07/2025	9,752
Euro	SELL	187,067	0.90	05/07/2025	5,067
Euro	SELL	186,531	0.91	05/07/2025	6,740
Euro	SELL	185,347	0.91	05/07/2025	5,650
Euro	SELL	182,130	0.92	05/07/2025	8,867
Euro	SELL	180,923	0.92	05/07/2025	8,937
Euro	SELL	179,547	0.92	05/07/2025	9,176
Euro	SELL	170,167	0.88	05/07/2025	366
Euro	SELL	165,729	0.89	05/07/2025	2,530
Euro	SELL	164,323	0.88	05/07/2025	526
Euro	SELL	158,288	0.90	05/07/2025	4,287
Euro	SELL	157,874	0.89	05/07/2025	2,427
Euro	SELL	156,551	0.89	05/07/2025	1,477
Euro	SELL	151,887	0.88	05/07/2025	456
Euro	SELL	151,709	0.91	05/07/2025	5,181
Euro	SELL	146,540	0.88	05/07/2025	118
Euro	SELL	137,616	0.91	05/07/2025	4,495
Euro	SELL	137,267	0.88	05/07/2025	297
Euro	SELL	115,224	0.89	05/07/2025	739
Euro	SELL	114,174	0.88	05/07/2025	651
Euro	SELL	113,231	0.91	05/07/2025	3,868
Euro	SELL	111,979	0.91	05/07/2025	3,984
Euro	SELL	111,819	0.91	05/07/2025	4,144
Euro	SELL	111,732	0.90	05/07/2025	3,093
Euro	SELL	111,088	0.91	05/07/2025	3,738
Euro	SELL	109,803	0.88	05/07/2025	475
Euro	SELL	109,163	0.91	05/07/2025	3,389
Euro	SELL	105,262	0.91	05/07/2025	3,879
Euro	SELL	104,500	0.91	05/07/2025	3,504
Euro	SELL	98,194	0.93	05/07/2025	5,263
Euro	SELL	97,597	0.89	05/07/2025	1,312
Euro	SELL	96,783	0.91	05/07/2025	3,263
Euro	SELL	95,318	0.88	05/07/2025	180
Euro	SELL	93,944	0.92	05/07/2025	3,828
Euro	SELL	93,225	0.92	05/07/2025	4,548
Euro	SELL	88,750	0.92	05/07/2025	4,475
Euro	SELL	87,583	0.91	05/07/2025	3,368
Euro	SELL	87,010	0.92	05/07/2025	3,941
Euro	SELL	81,441	0.91	05/07/2025	2,688
Euro	SELL	65,719	0.88	05/07/2025	220
Euro	SELL	64,552	0.88	05/07/2025	250
Euro	SELL	63,030	0.90	05/07/2025	1,772
Euro	SELL	54,061	0.92	05/07/2025	2,784
Euro	SELL	53,078	0.90	05/07/2025	1,492
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Euro	SELL	$48,870	0.91	05/07/2025	$1,835
Euro	SELL	47,340	0.91	05/07/2025	1,546
Euro	SELL	43,248	0.92	05/07/2025	2,227
Euro	SELL	38,924	0.90	05/07/2025	1,094
Euro	SELL	36,339	0.88	05/07/2025	41
Euro	SELL	34,280	0.90	05/07/2025	964
Euro	SELL	28,403	0.88	05/07/2025	19
Euro	SELL	22,728	0.88	05/07/2025	10
Euro	SELL	22,722	0.88	05/07/2025	16
Euro	SELL	21,632	0.92	05/07/2025	1,106
Euro	SELL	18,946	0.90	05/07/2025	381
Euro	SELL	17,693	0.90	05/07/2025	497
Euro	SELL	15,341	0.91	05/07/2025	576
Euro	SELL	257,574	0.88	05/30/2025	857
Euro	SELL	165,785	0.88	05/30/2025	430
Euro	SELL	203,986	0.91	06/18/2025	8,019
Euro	SELL	106,233	0.91	06/18/2025	4,329
Euro	SELL	48,930	0.92	06/18/2025	2,361
Euro	SELL	17,523	0.91	06/18/2025	714
Great Britain Pound	BUY	53,388	0.75	05/07/2025	227
Great Britain Pound	BUY	81,694	0.75	05/07/2025	217
Great Britain Pound	BUY	76,364	0.75	05/30/2025	222
Great Britain Pound	BUY	235,975	0.75	05/30/2025	870
Great Britain Pound	BUY	2,683	0.75	06/03/2025	11
Great Britain Pound	BUY	45,613	0.75	06/03/2025	194
Great Britain Pound	BUY	109,946	0.75	06/03/2025	407
Great Britain Pound	BUY	114,032	0.75	06/03/2025	485
Great Britain Pound	BUY	284,408	0.75	06/03/2025	1,209
Great Britain Pound	BUY	1,339	0.75	06/18/2025	3
Great Britain Pound	SELL	1,207,333	0.76	05/07/2025	12,155
Great Britain Pound	SELL	793,697	0.75	05/07/2025	3,712
Great Britain Pound	SELL	792,070	0.75	05/07/2025	4,003
Great Britain Pound	SELL	524,539	0.76	05/07/2025	7,066
Great Britain Pound	SELL	311,333	0.77	05/07/2025	10,569
Great Britain Pound	SELL	285,219	0.77	05/07/2025	8,634
Great Britain Pound	SELL	284,744	0.77	05/07/2025	9,108
Great Britain Pound	SELL	263,869	0.77	05/07/2025	7,277
Great Britain Pound	SELL	261,506	0.77	05/07/2025	8,304
Great Britain Pound	SELL	242,877	0.77	05/07/2025	8,233
Great Britain Pound	SELL	241,120	0.78	05/07/2025	8,654
Great Britain Pound	SELL	213,195	0.77	05/07/2025	5,859
Great Britain Pound	SELL	201,203	0.78	05/07/2025	7,165
Great Britain Pound	SELL	189,335	0.76	05/07/2025	3,004
Great Britain Pound	SELL	185,630	0.76	05/07/2025	2,703
Great Britain Pound	SELL	177,288	0.76	05/07/2025	1,694
Great Britain Pound	SELL	161,515	0.77	05/07/2025	5,447
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Great Britain Pound	SELL	$154,973	0.76	05/07/2025	$2,639
Great Britain Pound	SELL	148,655	0.75	05/07/2025	942
Great Britain Pound	SELL	148,340	0.76	05/07/2025	1,258
Great Britain Pound	SELL	147,294	0.75	05/07/2025	968
Great Britain Pound	SELL	134,317	0.77	05/07/2025	3,260
Great Britain Pound	SELL	125,234	0.78	05/07/2025	5,664
Great Britain Pound	SELL	122,911	0.77	05/07/2025	3,980
Great Britain Pound	SELL	122,894	0.76	05/07/2025	2,661
Great Britain Pound	SELL	121,165	0.78	05/07/2025	4,391
Great Britain Pound	SELL	119,512	0.77	05/07/2025	3,372
Great Britain Pound	SELL	113,265	0.77	05/07/2025	2,940
Great Britain Pound	SELL	112,731	0.76	05/07/2025	2,139
Great Britain Pound	SELL	112,413	0.77	05/07/2025	3,792
Great Britain Pound	SELL	111,596	0.78	05/07/2025	4,610
Great Britain Pound	SELL	111,296	0.78	05/07/2025	4,909
Great Britain Pound	SELL	111,189	0.78	05/07/2025	5,016
Great Britain Pound	SELL	110,395	0.75	05/07/2025	468
Great Britain Pound	SELL	110,014	0.75	05/07/2025	849
Great Britain Pound	SELL	104,039	0.76	05/07/2025	1,481
Great Britain Pound	SELL	103,323	0.75	05/07/2025	861
Great Britain Pound	SELL	103,232	0.76	05/07/2025	952
Great Britain Pound	SELL	102,199	0.75	05/07/2025	649
Great Britain Pound	SELL	95,952	0.75	05/07/2025	218
Great Britain Pound	SELL	82,781	0.77	05/07/2025	2,704
Great Britain Pound	SELL	82,448	0.75	05/07/2025	365
Great Britain Pound	SELL	82,055	0.76	05/07/2025	758
Great Britain Pound	SELL	81,060	0.75	05/07/2025	417
Great Britain Pound	SELL	71,308	0.77	05/07/2025	2,155
Great Britain Pound	SELL	66,363	0.75	05/07/2025	422
Great Britain Pound	SELL	52,935	0.77	05/07/2025	1,828
Great Britain Pound	SELL	51,397	0.77	05/07/2025	1,763
Great Britain Pound	SELL	49,264	0.77	05/07/2025	1,493
Great Britain Pound	SELL	42,995	0.77	05/07/2025	1,083
Great Britain Pound	SELL	41,569	0.77	05/07/2025	1,173
Great Britain Pound	SELL	40,418	0.77	05/07/2025	989
Great Britain Pound	SELL	37,672	0.77	05/07/2025	1,063
Great Britain Pound	SELL	29,878	0.77	05/07/2025	843
Great Britain Pound	SELL	25,734	0.78	05/07/2025	980
Great Britain Pound	SELL	22,448	0.76	05/07/2025	259
Great Britain Pound	SELL	11,622	0.77	05/07/2025	399
Great Britain Pound	SELL	4,001	0.75	05/07/2025	6
Great Britain Pound	SELL	973,544	0.75	05/30/2025	4,279
Great Britain Pound	SELL	752,768	0.75	05/30/2025	3,309
Great Britain Pound	SELL	213,980	0.75	05/30/2025	1,489
Great Britain Pound	SELL	107,728	0.75	05/30/2025	473
Great Britain Pound	SELL	44,037	0.75	05/30/2025	45
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Great Britain Pound	SELL	$107,276	0.77	06/18/2025	$3,606
Great Britain Pound	SELL	96,936	0.77	06/18/2025	3,259
Great Britain Pound	SELL	27,983	0.75	06/18/2025	72
Great Britain Pound	SELL	14,220	0.77	06/18/2025	476
Great Britain Pound	SELL	9,037	0.77	06/18/2025	314
Great Britain Pound	SELL	5,163	0.77	06/18/2025	181
Hong Kong Dollar	SELL	10,962	7.75	05/30/2025	3
Hong Kong Dollar	SELL	3,869	7.75	05/30/2025	1
Hong Kong Dollar	SELL	59,948	7.76	06/18/2025	52
Hungarian Forint	BUY	386,040	355.00	06/03/2025	1,398
Hungarian Forint	BUY	1,725,479	355.00	06/03/2025	6,250
Hungarian Forint	BUY	3,276,084	355.00	06/03/2025	11,867
Hungarian Forint	SELL	805,485	370.21	05/07/2025	32,646
Hungarian Forint	SELL	581,842	369.42	05/07/2025	22,287
Hungarian Forint	SELL	397,376	370.43	05/07/2025	16,350
Hungarian Forint	SELL	396,562	371.19	05/07/2025	17,163
Hungarian Forint	SELL	396,556	371.20	05/07/2025	17,170
Hungarian Forint	SELL	396,031	371.69	05/07/2025	17,694
Hungarian Forint	SELL	360,107	371.83	05/07/2025	16,237
Hungarian Forint	SELL	218,074	372.35	05/07/2025	10,149
Hungarian Forint	SELL	178,565	373.53	05/07/2025	8,905
Hungarian Forint	SELL	139,266	369.91	05/07/2025	5,526
Hungarian Forint	SELL	120,953	373.70	05/07/2025	6,088
Hungarian Forint	SELL	109,825	362.39	05/07/2025	2,038
Hungarian Forint	SELL	101,616	365.10	05/07/2025	2,659
Hungarian Forint	SELL	73,150	373.21	05/07/2025	3,581
Hungarian Forint	SELL	57,111	372.85	05/07/2025	2,738
Hungarian Forint	SELL	27,833	359.28	05/07/2025	273
Hungarian Forint	SELL	16,102	373.00	05/07/2025	779
Hungarian Forint	SELL	11,279	369.72	05/07/2025	442
Indian Rupee	SELL	1,375,263	86.13	05/07/2025	26,155
Indian Rupee	SELL	66,669	86.40	05/07/2025	1,479
Indian Rupee	SELL	1,219,193	85.60	06/03/2025	11,856
Indonesian Rupiah	BUY	117,782	16,589.25	05/07/2025	67
Indonesian Rupiah	SELL	224,148	16,730.80	05/07/2025	1,763
Indonesian Rupiah	SELL	155,331	16,730.80	06/03/2025	1,134
Israeli Shekel	BUY	9,402	3.62	05/07/2025	59
Israeli Shekel	BUY	76,007	3.62	05/07/2025	436
Israeli Shekel	BUY	1,465,697	3.61	06/03/2025	9,368
Israeli Shekel	SELL	1,005,577	3.70	05/07/2025	18,074
Israeli Shekel	SELL	169,548	3.69	05/07/2025	2,206
Israeli Shekel	SELL	122,456	3.67	05/07/2025	1,207
Israeli Shekel	SELL	112,858	3.77	05/07/2025	3,935
Israeli Shekel	SELL	82,026	3.78	05/07/2025	3,164
Israeli Shekel	SELL	81,519	3.80	05/07/2025	3,671
Israeli Shekel	SELL	80,752	3.78	05/07/2025	3,064
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Israeli Shekel	SELL	$80,667	3.78	05/07/2025	$3,149
Israeli Shekel	SELL	76,992	3.69	05/07/2025	1,053
Israeli Shekel	SELL	45,687	3.83	05/07/2025	2,404
Israeli Shekel	SELL	4,589	3.70	05/07/2025	82
Japanese Yen	BUY	80,596	140.21	05/07/2025	1,331
Japanese Yen	BUY	80,704	140.02	05/07/2025	1,439
Japanese Yen	BUY	81,236	141.56	05/07/2025	568
Japanese Yen	BUY	81,450	142.42	05/07/2025	81
Japanese Yen	BUY	81,709	140.74	05/07/2025	1,041
Japanese Yen	BUY	82,182	142.37	05/07/2025	111
Japanese Yen	BUY	82,282	139.76	05/07/2025	1,614
Japanese Yen	BUY	84,178	140.18	05/07/2025	1,406
Japanese Yen	BUY	89,206	142.37	05/07/2025	121
Japanese Yen	BUY	89,277	140.01	05/07/2025	1,595
Japanese Yen	BUY	89,788	141.44	05/07/2025	703
Japanese Yen	BUY	91,311	142.37	05/07/2025	122
Japanese Yen	BUY	96,708	141.66	05/07/2025	608
Japanese Yen	BUY	112,990	142.49	05/07/2025	55
Japanese Yen	BUY	133,768	142.04	05/07/2025	491
Japanese Yen	BUY	136,778	141.84	05/07/2025	696
Japanese Yen	BUY	651,299	142.41	05/07/2025	697
Japanese Yen	BUY	651,933	142.27	05/07/2025	1,331
Japanese Yen	BUY	1,200,239	142.55	05/07/2025	44
Japanese Yen	BUY	163,824	141.61	05/30/2025	664
Japanese Yen	BUY	23,597	139.85	06/18/2025	339
Japanese Yen	SELL	4,430,166	150.38	05/07/2025	242,948
Japanese Yen	SELL	1,598,355	147.34	05/07/2025	53,579
Japanese Yen	SELL	1,581,731	146.36	05/07/2025	42,145
Japanese Yen	SELL	1,531,473	150.38	05/07/2025	83,985
Japanese Yen	SELL	1,234,885	146.65	05/07/2025	35,455
Japanese Yen	SELL	1,130,484	150.38	05/07/2025	61,995
Japanese Yen	SELL	1,001,858	142.73	05/07/2025	1,227
Japanese Yen	SELL	827,613	145.96	05/07/2025	19,749
Japanese Yen	SELL	787,045	147.13	05/07/2025	25,243
Japanese Yen	SELL	398,615	144.50	05/07/2025	5,425
Japanese Yen	SELL	360,618	143.64	05/07/2025	2,737
Japanese Yen	SELL	191,723	146.04	05/07/2025	4,685
Japanese Yen	SELL	185,584	144.95	05/07/2025	3,109
Japanese Yen	SELL	183,697	145.89	05/07/2025	4,294
Japanese Yen	SELL	163,368	146.30	05/07/2025	4,280
Japanese Yen	SELL	144,884	149.09	05/07/2025	6,631
Japanese Yen	SELL	123,948	149.26	05/07/2025	5,822
Japanese Yen	SELL	123,266	149.27	05/07/2025	5,803
Japanese Yen	SELL	113,643	144.31	05/07/2025	1,396
Japanese Yen	SELL	113,232	144.84	05/07/2025	1,808
Japanese Yen	SELL	112,403	143.23	05/07/2025	531
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Japanese Yen	SELL	$111,707	144.13	05/07/2025	$1,228
Japanese Yen	SELL	111,513	143.48	05/07/2025	721
Japanese Yen	SELL	111,439	147.17	05/07/2025	3,600
Japanese Yen	SELL	111,433	146.28	05/07/2025	2,905
Japanese Yen	SELL	111,088	146.73	05/07/2025	3,250
Japanese Yen	SELL	100,624	149.07	05/07/2025	4,595
Japanese Yen	SELL	97,272	144.96	05/07/2025	1,634
Japanese Yen	SELL	96,128	147.72	05/07/2025	3,479
Japanese Yen	SELL	91,380	144.45	05/07/2025	1,212
Japanese Yen	SELL	90,634	144.54	05/07/2025	1,257
Japanese Yen	SELL	89,803	145.87	05/07/2025	2,088
Japanese Yen	SELL	87,211	146.77	05/07/2025	2,575
Japanese Yen	SELL	82,471	143.08	05/07/2025	301
Japanese Yen	SELL	81,391	147.44	05/07/2025	2,784
Japanese Yen	SELL	81,361	147.49	05/07/2025	2,814
Japanese Yen	SELL	80,762	143.63	05/07/2025	607
Japanese Yen	SELL	79,838	142.79	05/07/2025	128
Japanese Yen	SELL	65,781	145.94	05/07/2025	1,559
Japanese Yen	SELL	57,238	145.01	05/07/2025	983
Japanese Yen	SELL	46,912	142.82	05/07/2025	86
Japanese Yen	SELL	36,202	149.16	05/07/2025	1,677
Japanese Yen	SELL	25,835	147.09	05/07/2025	821
Japanese Yen	SELL	4,901	142.82	05/07/2025	9
Japanese Yen	SELL	171,411	143.52	05/30/2025	1,595
Japanese Yen	SELL	179,650	146.40	06/18/2025	5,706
Japanese Yen	SELL	69,168	146.02	06/18/2025	2,014
Japanese Yen	SELL	52,048	146.02	06/18/2025	1,515
Japanese Yen	SELL	18,829	148.70	06/18/2025	904
Mexican Peso	BUY	400,002	19.57	05/07/2025	116
Mexican Peso	BUY	400,041	19.57	05/07/2025	154
Mexican Peso	SELL	6,524,200	20.40	05/07/2025	273,365
Mexican Peso	SELL	814,571	20.23	05/07/2025	27,081
Mexican Peso	SELL	804,079	20.46	05/07/2025	36,041
Mexican Peso	SELL	797,732	20.46	05/07/2025	35,749
Mexican Peso	SELL	789,572	20.35	05/07/2025	31,141
Mexican Peso	SELL	697,320	20.40	05/07/2025	29,218
Mexican Peso	SELL	391,863	20.82	05/07/2025	24,877
Mexican Peso	SELL	390,916	20.54	05/07/2025	19,185
Mexican Peso	SELL	324,543	20.40	05/07/2025	13,598
Mexican Peso	SELL	308,153	19.99	05/07/2025	6,445
Mexican Peso	SELL	296,267	20.39	05/07/2025	12,202
Mexican Peso	SELL	246,359	20.13	05/07/2025	6,953
Mexican Peso	SELL	123,020	20.03	05/07/2025	2,819
Mexican Peso	SELL	110,242	19.68	05/07/2025	582
Mexican Peso	SELL	109,143	20.98	05/07/2025	7,810
Mexican Peso	SELL	77,029	20.38	05/07/2025	3,153
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Mexican Peso	SELL	$65,189	20.39	05/07/2025	$2,685
Mexican Peso	SELL	64,973	20.45	05/07/2025	2,900
Mexican Peso	SELL	64,481	20.47	05/07/2025	2,933
Mexican Peso	SELL	61,582	20.01	05/07/2025	1,338
Mexican Peso	SELL	61,577	20.01	05/07/2025	1,342
Mexican Peso	SELL	61,469	20.04	05/07/2025	1,450
Mexican Peso	SELL	59,245	20.39	05/07/2025	2,449
Mexican Peso	SELL	49,373	20.09	05/07/2025	1,290
Mexican Peso	SELL	49,371	20.09	05/07/2025	1,292
Mexican Peso	SELL	49,358	20.10	05/07/2025	1,305
Mexican Peso	SELL	49,334	20.11	05/07/2025	1,329
Mexican Peso	SELL	49,334	20.11	05/07/2025	1,328
Mexican Peso	SELL	29,589	20.41	05/07/2025	1,258
New Taiwan Dollar	SELL	698,154	32.24	05/07/2025	5,583
New Taiwan Dollar	SELL	665,478	32.24	05/07/2025	5,425
New Taiwan Dollar	SELL	579,404	32.87	05/07/2025	16,138
New Taiwan Dollar	SELL	324,062	32.00	06/03/2025	1,569
New Zealand Dollar	BUY	80,232	1.68	05/07/2025	105
New Zealand Dollar	BUY	81,177	1.66	05/07/2025	1,051
New Zealand Dollar	BUY	101,871	1.67	05/07/2025	971
New Zealand Dollar	BUY	119,442	1.67	05/07/2025	735
New Zealand Dollar	BUY	323,571	1.68	05/07/2025	95
New Zealand Dollar	BUY	2,626	1.68	05/30/2025	13
New Zealand Dollar	SELL	3,991,342	1.74	05/07/2025	136,679
New Zealand Dollar	SELL	183,192	1.75	05/07/2025	6,738
New Zealand Dollar	SELL	180,177	1.78	05/07/2025	9,753
New Zealand Dollar	SELL	151,282	1.75	05/07/2025	6,004
New Zealand Dollar	SELL	134,999	1.74	05/07/2025	4,481
New Zealand Dollar	SELL	124,131	1.81	05/07/2025	9,413
New Zealand Dollar	SELL	118,166	1.69	05/07/2025	540
New Zealand Dollar	SELL	113,069	1.72	05/07/2025	2,670
New Zealand Dollar	SELL	109,712	1.69	05/07/2025	91
New Zealand Dollar	SELL	100,032	1.75	05/07/2025	3,836
New Zealand Dollar	SELL	94,597	1.69	05/07/2025	368
New Zealand Dollar	SELL	87,720	1.77	05/07/2025	4,278
New Zealand Dollar	SELL	80,609	1.80	05/07/2025	5,453
New Zealand Dollar	SELL	80,348	1.80	05/07/2025	5,714
New Zealand Dollar	SELL	49,354	1.74	05/07/2025	1,690
Norwegian Krone	BUY	188,393	10.30	05/07/2025	1,314
Norwegian Krone	BUY	62,882	10.34	06/03/2025	200
Norwegian Krone	BUY	345,366	10.34	06/03/2025	1,099
Norwegian Krone	BUY	1,646,145	10.34	06/03/2025	5,238
Norwegian Krone	SELL	411,642	10.57	05/07/2025	7,840
Norwegian Krone	SELL	399,038	10.41	05/07/2025	1,639
Norwegian Krone	SELL	301,136	10.42	05/07/2025	1,470
Norwegian Krone	SELL	260,314	10.83	05/07/2025	11,625
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Norwegian Krone	SELL	$162,076	10.43	05/07/2025	$895
Norwegian Krone	SELL	151,879	10.73	05/07/2025	5,307
Norwegian Krone	SELL	125,241	10.54	05/07/2025	2,050
Norwegian Krone	SELL	124,843	10.57	05/07/2025	2,448
Norwegian Krone	SELL	111,814	10.55	05/07/2025	1,976
Norwegian Krone	SELL	111,544	10.58	05/07/2025	2,246
Norwegian Krone	SELL	110,735	10.93	05/07/2025	5,949
Norwegian Krone	SELL	102,491	10.54	05/07/2025	1,656
Norwegian Krone	SELL	101,714	10.43	05/07/2025	601
Norwegian Krone	SELL	97,190	10.80	05/07/2025	4,064
Norwegian Krone	SELL	81,049	10.98	05/07/2025	4,776
Norwegian Krone	SELL	80,547	10.43	05/07/2025	457
Norwegian Krone	SELL	70,862	10.57	05/07/2025	1,366
Norwegian Krone	SELL	46,588	10.43	05/07/2025	278
Norwegian Krone	SELL	44,585	10.54	05/07/2025	738
Norwegian Krone	SELL	3,893	10.53	05/07/2025	61
Norwegian Krone	SELL	38,484	10.39	05/30/2025	90
Peruvian Nuevo Sol	BUY	46,277	3.67	05/07/2025	16
Peruvian Nuevo Sol	BUY	102,473	3.66	05/07/2025	426
Peruvian Nuevo Sol	BUY	138,862	3.67	05/07/2025	79
Peruvian Nuevo Sol	BUY	220,480	3.67	06/03/2025	336
Peruvian Nuevo Sol	SELL	74,667	3.68	05/07/2025	167
Peruvian Nuevo Sol	SELL	71,252	3.69	05/07/2025	316
Peruvian Nuevo Sol	SELL	71,022	3.69	05/07/2025	275
Philippine Peso	SELL	261,641	57.79	05/07/2025	9,042
Philippine Peso	SELL	185,574	57.12	05/07/2025	4,191
Philippine Peso	SELL	382,835	56.16	06/03/2025	1,841
Philippine Peso	SELL	138,810	56.12	06/03/2025	568
Polish Zloty	BUY	53,449	3.74	05/07/2025	300
Polish Zloty	BUY	89,033	3.76	05/07/2025	7
Polish Zloty	BUY	103,955	3.74	05/07/2025	579
Polish Zloty	BUY	2,512,026	3.74	05/07/2025	13,992
Polish Zloty	BUY	28,298	3.76	05/30/2025	15
Polish Zloty	BUY	175,708	3.74	06/03/2025	983
Polish Zloty	BUY	1,335,970	3.74	06/03/2025	7,477
Polish Zloty	SELL	1,597,942	3.93	05/07/2025	69,628
Polish Zloty	SELL	805,068	3.88	05/07/2025	25,395
Polish Zloty	SELL	285,172	3.77	05/07/2025	507
Polish Zloty	SELL	235,593	3.86	05/07/2025	6,238
Polish Zloty	SELL	146,642	3.89	05/07/2025	4,834
Polish Zloty	SELL	145,473	3.78	05/07/2025	688
Polish Zloty	SELL	143,099	3.84	05/07/2025	3,062
Polish Zloty	SELL	141,116	3.79	05/07/2025	1,059
Polish Zloty	SELL	111,907	3.89	05/07/2025	3,693
Polish Zloty	SELL	111,859	3.84	05/07/2025	2,413
Polish Zloty	SELL	111,445	3.86	05/07/2025	2,826
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Polish Zloty	SELL	$109,765	3.78	05/07/2025	$520
Polish Zloty	SELL	90,234	3.77	05/07/2025	120
Polish Zloty	SELL	70,645	3.88	05/07/2025	2,170
Polish Zloty	SELL	54,732	3.84	05/07/2025	1,075
Polish Zloty	SELL	30,512	3.77	05/07/2025	49
Singapore Dollar	BUY	80,602	1.30	05/07/2025	176
Singapore Dollar	SELL	638,584	1.32	05/07/2025	4,820
Singapore Dollar	SELL	422,020	1.32	05/07/2025	3,087
Singapore Dollar	SELL	370,787	1.31	05/07/2025	703
Singapore Dollar	SELL	321,415	1.33	05/07/2025	6,415
Singapore Dollar	SELL	321,194	1.33	05/07/2025	5,870
Singapore Dollar	SELL	293,953	1.31	05/07/2025	941
Singapore Dollar	SELL	283,623	1.34	05/07/2025	7,441
Singapore Dollar	SELL	201,894	1.34	05/07/2025	4,914
Singapore Dollar	SELL	201,851	1.31	05/07/2025	1,127
Singapore Dollar	SELL	179,039	1.34	05/07/2025	4,791
Singapore Dollar	SELL	164,396	1.34	05/07/2025	4,115
Singapore Dollar	SELL	162,464	1.32	05/07/2025	2,217
Singapore Dollar	SELL	156,252	1.31	05/07/2025	769
Singapore Dollar	SELL	155,979	1.31	05/07/2025	1,042
Singapore Dollar	SELL	155,490	1.32	05/07/2025	1,532
Singapore Dollar	SELL	147,644	1.32	05/07/2025	1,717
Singapore Dollar	SELL	147,596	1.32	05/07/2025	1,765
Singapore Dollar	SELL	145,866	1.34	05/07/2025	3,495
Singapore Dollar	SELL	145,552	1.34	05/07/2025	3,810
Singapore Dollar	SELL	140,922	1.31	05/07/2025	780
Singapore Dollar	SELL	123,495	1.34	05/07/2025	2,888
Singapore Dollar	SELL	123,369	1.34	05/07/2025	3,014
Singapore Dollar	SELL	115,950	1.34	05/07/2025	2,774
Singapore Dollar	SELL	110,336	1.31	05/07/2025	728
Singapore Dollar	SELL	110,063	1.32	05/07/2025	1,001
Singapore Dollar	SELL	108,867	1.33	05/07/2025	2,197
Singapore Dollar	SELL	106,314	1.32	05/07/2025	920
Singapore Dollar	SELL	104,484	1.34	05/07/2025	2,750
Singapore Dollar	SELL	103,094	1.31	05/07/2025	311
Singapore Dollar	SELL	102,741	1.31	05/07/2025	663
Singapore Dollar	SELL	102,620	1.32	05/07/2025	785
Singapore Dollar	SELL	96,232	1.35	05/07/2025	3,343
Singapore Dollar	SELL	96,051	1.35	05/07/2025	3,524
Singapore Dollar	SELL	87,557	1.31	05/07/2025	528
Singapore Dollar	SELL	86,249	1.33	05/07/2025	1,836
Singapore Dollar	SELL	83,713	1.31	05/07/2025	542
Singapore Dollar	SELL	83,650	1.32	05/07/2025	605
Singapore Dollar	SELL	82,863	1.33	05/07/2025	1,393
Singapore Dollar	SELL	82,792	1.33	05/07/2025	1,463
Singapore Dollar	SELL	82,432	1.33	05/07/2025	1,823
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Singapore Dollar	SELL	$82,327	1.34	05/07/2025	$1,928
Singapore Dollar	SELL	82,274	1.34	05/07/2025	1,981
Singapore Dollar	SELL	80,205	1.31	05/07/2025	221
Singapore Dollar	SELL	80,069	1.31	05/07/2025	357
Singapore Dollar	SELL	80,035	1.31	05/07/2025	391
Singapore Dollar	SELL	79,789	1.32	05/07/2025	637
Singapore Dollar	SELL	49,246	1.32	05/07/2025	541
Singapore Dollar	SELL	45,735	1.31	05/07/2025	223
Singapore Dollar	SELL	29,936	1.34	05/07/2025	703
Singapore Dollar	SELL	12,142	1.32	05/07/2025	113
Singapore Dollar	SELL	91,391	1.31	05/30/2025	643
Singapore Dollar	SELL	199,133	1.31	06/03/2025	319
South African Rand	BUY	544	18.38	05/07/2025	7
South African Rand	BUY	243,119	18.26	05/07/2025	4,528
South African Rand	BUY	746,495	18.49	05/07/2025	4,927
South African Rand	BUY	1,912,645	18.55	05/07/2025	6,601
South African Rand	BUY	9,386,360	18.26	05/07/2025	174,801
South African Rand	BUY	1,342	18.63	05/30/2025	1
South African Rand	BUY	7,405	18.63	05/30/2025	3
South African Rand	BUY	12,342	18.63	05/30/2025	5
South African Rand	BUY	64,573	18.58	06/03/2025	225
South African Rand	BUY	113,540	18.58	06/03/2025	395
South African Rand	BUY	10,259,529	18.58	06/03/2025	35,726
South African Rand	SELL	791,465	19.07	05/07/2025	19,423
South African Rand	SELL	789,319	19.79	05/07/2025	50,049
South African Rand	SELL	525,278	19.23	05/07/2025	17,463
South African Rand	SELL	414,192	18.91	05/07/2025	6,621
South African Rand	SELL	398,550	18.62	05/07/2025	177
South African Rand	SELL	398,445	18.62	05/07/2025	282
South African Rand	SELL	394,627	19.11	05/07/2025	10,549
South African Rand	SELL	392,143	19.36	05/07/2025	15,720
South African Rand	SELL	391,677	19.38	05/07/2025	16,185
South African Rand	SELL	391,173	19.40	05/07/2025	16,690
South African Rand	SELL	386,529	19.64	05/07/2025	21,333
South African Rand	SELL	169,117	18.92	05/07/2025	2,787
South African Rand	SELL	167,765	19.43	05/07/2025	7,417
South African Rand	SELL	63,880	18.94	05/07/2025	1,141
South African Rand	SELL	46,117	18.87	05/07/2025	634
South Korean Won	BUY	803,825	1,419.61	05/07/2025	1,074
South Korean Won	SELL	1,561,014	1,441.71	05/07/2025	22,205
South Korean Won	SELL	632,249	1,448.39	05/07/2025	11,964
South Korean Won	SELL	334,746	1,447.81	05/07/2025	6,193
South Korean Won	SELL	333,824	1,451.80	05/07/2025	7,116
South Korean Won	SELL	294,374	1,461.01	05/07/2025	8,180
South Korean Won	SELL	226,870	1,462.50	05/07/2025	6,545
South Korean Won	SELL	167,206	1,459.34	05/07/2025	4,451
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
South Korean Won	SELL	$129,112	1,422.09	05/07/2025	$54
South Korean Won	SELL	97,183	1,469.70	05/07/2025	3,295
South Korean Won	SELL	86,623	1,433.12	05/07/2025	708
South Korean Won	SELL	17,842	1,470.67	05/07/2025	617
South Korean Won	SELL	424	1,437.61	05/07/2025	5
Swedish Krona	BUY	54,723	9.50	05/07/2025	802
Swedish Krona	BUY	82,340	9.59	05/07/2025	422
Swedish Krona	BUY	89,662	9.59	05/07/2025	485
Swedish Krona	BUY	112,023	9.64	05/07/2025	33
Swedish Krona	BUY	149,456	9.63	05/07/2025	136
Swedish Krona	BUY	159,232	9.61	05/07/2025	476
Swedish Krona	BUY	169,280	9.57	05/07/2025	1,296
Swedish Krona	BUY	477,874	9.61	05/07/2025	1,502
Swedish Krona	BUY	637,491	9.61	05/07/2025	2,364
Swedish Krona	BUY	3,027	9.58	05/30/2025	16
Swedish Krona	BUY	13,361	9.58	05/30/2025	70
Swedish Krona	BUY	16,492	9.58	05/30/2025	86
Swedish Krona	BUY	73,131	9.57	05/30/2025	444
Swedish Krona	BUY	854,893	9.58	05/30/2025	4,449
Swedish Krona	BUY	3,130	9.58	06/03/2025	14
Swedish Krona	BUY	760,407	9.58	06/03/2025	3,442
Swedish Krona	BUY	3,999,230	9.58	06/03/2025	18,101
Swedish Krona	SELL	225,497	9.89	05/07/2025	5,742
Swedish Krona	SELL	214,872	9.77	05/07/2025	2,886
Swedish Krona	SELL	189,507	9.66	05/07/2025	254
Swedish Krona	SELL	188,951	9.84	05/07/2025	3,920
Swedish Krona	SELL	175,793	9.95	05/07/2025	5,672
Swedish Krona	SELL	152,132	9.99	05/07/2025	5,484
Swedish Krona	SELL	149,384	9.97	05/07/2025	5,120
Swedish Krona	SELL	148,915	9.74	05/07/2025	1,442
Swedish Krona	SELL	138,521	10.03	05/07/2025	5,614
Swedish Krona	SELL	135,521	9.81	05/07/2025	2,393
Swedish Krona	SELL	126,825	9.78	05/07/2025	1,756
Swedish Krona	SELL	119,551	10.04	05/07/2025	4,882
Swedish Krona	SELL	115,060	9.65	05/07/2025	41
Swedish Krona	SELL	114,666	9.77	05/07/2025	1,471
Swedish Krona	SELL	114,646	9.77	05/07/2025	1,492
Swedish Krona	SELL	113,659	9.77	05/07/2025	1,442
Swedish Krona	SELL	113,241	9.89	05/07/2025	2,897
Swedish Krona	SELL	112,944	9.92	05/07/2025	3,194
Swedish Krona	SELL	111,616	9.94	05/07/2025	3,485
Swedish Krona	SELL	111,225	9.98	05/07/2025	3,875
Swedish Krona	SELL	111,101	9.99	05/07/2025	4,000
Swedish Krona	SELL	96,182	9.77	05/07/2025	1,291
Swedish Krona	SELL	88,980	9.89	05/07/2025	2,271
Swedish Krona	SELL	88,906	9.79	05/07/2025	1,308
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Swedish Krona	SELL	$88,163	9.87	05/07/2025	$2,051
Swedish Krona	SELL	82,757	9.79	05/07/2025	1,235
Swedish Krona	SELL	80,899	9.89	05/07/2025	2,057
Swedish Krona	SELL	80,452	9.70	05/07/2025	430
Swedish Krona	SELL	80,330	9.96	05/07/2025	2,625
Swedish Krona	SELL	79,441	9.69	05/07/2025	404
Swedish Krona	SELL	48,424	9.91	05/07/2025	1,349
Swedish Krona	SELL	35,861	10.04	05/07/2025	1,469
Swedish Krona	SELL	94,405	9.66	05/30/2025	296
Swiss Franc	BUY	9,747	1.22	05/07/2025	9
Swiss Franc	BUY	75,524	1.22	05/07/2025	57
Swiss Franc	BUY	80,469	1.24	05/07/2025	1,351
Swiss Franc	BUY	86,118	1.23	05/07/2025	914
Swiss Franc	BUY	91,452	1.22	05/07/2025	162
Swiss Franc	BUY	92,256	1.23	05/07/2025	966
Swiss Franc	BUY	98,376	1.23	05/07/2025	1,000
Swiss Franc	BUY	109,565	1.22	05/07/2025	16
Swiss Franc	BUY	110,641	1.23	05/07/2025	1,093
Swiss Franc	BUY	182,873	1.22	05/07/2025	292
Swiss Franc	BUY	219,797	1.22	05/07/2025	700
Swiss Franc	BUY	399,199	1.23	05/07/2025	3,607
Swiss Franc	BUY	801,069	1.22	05/07/2025	3,800
Swiss Franc	BUY	30,915	1.24	06/18/2025	330
Swiss Franc	SELL	5,023,214	1.14	05/07/2025	344,663
Swiss Franc	SELL	1,210,770	1.19	05/07/2025	30,780
Swiss Franc	SELL	1,035,397	1.14	05/07/2025	71,043
Swiss Franc	SELL	191,040	1.16	05/07/2025	9,799
Swiss Franc	SELL	187,132	1.17	05/07/2025	7,621
Swiss Franc	SELL	170,994	1.14	05/07/2025	11,587
Swiss Franc	SELL	170,000	1.17	05/07/2025	6,495
Swiss Franc	SELL	159,303	1.14	05/07/2025	11,106
Swiss Franc	SELL	116,130	1.16	05/07/2025	5,590
Swiss Franc	SELL	115,154	1.21	05/07/2025	480
Swiss Franc	SELL	115,093	1.15	05/07/2025	6,627
Swiss Franc	SELL	115,027	1.21	05/07/2025	607
Swiss Franc	SELL	113,194	1.19	05/07/2025	2,440
Swiss Franc	SELL	112,995	1.19	05/07/2025	2,640
Swiss Franc	SELL	112,896	1.19	05/07/2025	2,738
Swiss Franc	SELL	111,251	1.17	05/07/2025	4,383
Swiss Franc	SELL	95,394	1.19	05/07/2025	1,983
Swiss Franc	SELL	89,412	1.19	05/07/2025	1,878
Swiss Franc	SELL	89,395	1.19	05/07/2025	1,895
Swiss Franc	SELL	284,583	1.21	05/30/2025	2,254
Swiss Franc	SELL	107,116	1.21	05/30/2025	783
Swiss Franc	SELL	54,497	1.21	05/30/2025	429
Swiss Franc	SELL	48,756	1.22	05/30/2025	67
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Thai Baht	SELL	$583,038	33.84	05/07/2025	$7,637
Thai Baht	SELL	449,685	34.14	05/07/2025	9,861
Thai Baht	SELL	416,542	33.43	05/07/2025	343
Thai Baht	SELL	416,231	33.46	05/07/2025	654
Thai Baht	SELL	184,155	33.45	05/07/2025	262
Thai Baht	SELL	121,980	33.94	05/07/2025	1,963
Thai Baht	SELL	121,809	33.99	05/07/2025	2,133
Thai Baht	SELL	121,384	33.94	05/07/2025	1,961
Thai Baht	SELL	97,082	33.58	05/07/2025	516
Thai Baht	SELL	80,808	34.77	05/07/2025	3,317
Thai Baht	SELL	10,155	33.48	05/07/2025	24
Thai Baht	SELL	586	34.12	05/07/2025	13
Total Unrealized Appreciation on Forward Currency Contracts					$4,752,535

Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Australian Dollar	BUY	$5,736	1.57	05/07/2025	$(22)
Australian Dollar	BUY	11,964	1.59	05/07/2025	(194)
Australian Dollar	BUY	25,479	1.65	05/07/2025	(1,396)
Australian Dollar	BUY	27,475	1.57	05/07/2025	(40)
Australian Dollar	BUY	48,560	1.59	05/07/2025	(710)
Australian Dollar	BUY	67,081	1.57	05/07/2025	(106)
Australian Dollar	BUY	82,275	1.58	05/07/2025	(909)
Australian Dollar	BUY	82,776	1.57	05/07/2025	(407)
Australian Dollar	BUY	82,822	1.57	05/07/2025	(362)
Australian Dollar	BUY	87,164	1.66	05/07/2025	(5,618)
Australian Dollar	BUY	87,497	1.66	05/07/2025	(5,285)
Australian Dollar	BUY	95,170	1.58	05/07/2025	(811)
Australian Dollar	BUY	101,877	1.57	05/07/2025	(503)
Australian Dollar	BUY	102,056	1.57	05/07/2025	(324)
Australian Dollar	BUY	109,212	1.60	05/07/2025	(2,766)
Australian Dollar	BUY	111,256	1.66	05/07/2025	(7,121)
Australian Dollar	BUY	111,866	1.56	05/07/2025	(112)
Australian Dollar	BUY	114,172	1.62	05/07/2025	(4,205)
Australian Dollar	BUY	118,592	1.60	05/07/2025	(2,985)
Australian Dollar	BUY	134,330	1.56	05/07/2025	(43)
Australian Dollar	BUY	139,726	1.61	05/07/2025	(4,247)
Australian Dollar	BUY	145,927	1.58	05/07/2025	(1,245)
Australian Dollar	BUY	150,233	1.56	05/07/2025	(138)
Australian Dollar	BUY	153,219	1.59	05/07/2025	(2,271)
Australian Dollar	BUY	162,691	1.60	05/07/2025	(3,677)
Australian Dollar	BUY	166,957	1.62	05/07/2025	(5,809)
Australian Dollar	BUY	168,998	1.57	05/07/2025	(569)
Australian Dollar	BUY	184,379	1.57	05/07/2025	(1,185)
Australian Dollar	BUY	201,151	1.59	05/07/2025	(3,610)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Australian Dollar	BUY	$203,378	1.60	05/07/2025	$(4,581)
Australian Dollar	BUY	256,605	1.60	05/07/2025	(5,744)
Australian Dollar	BUY	311,663	1.65	05/07/2025	(17,873)
Australian Dollar	BUY	326,457	1.65	05/07/2025	(19,076)
Australian Dollar	BUY	7,677	1.56	05/30/2025	(3)
Australian Dollar	BUY	9,597	1.56	05/30/2025	(4)
Australian Dollar	BUY	16,314	1.56	05/30/2025	(7)
Australian Dollar	BUY	34,228	1.56	05/30/2025	(14)
Australian Dollar	BUY	3,118	1.60	06/18/2025	(83)
Australian Dollar	BUY	6,283	1.59	06/18/2025	(119)
Australian Dollar	BUY	9,439	1.59	06/18/2025	(164)
Australian Dollar	BUY	94,386	1.59	06/18/2025	(1,640)
Australian Dollar	SELL	128,523	1.56	05/07/2025	(548)
Australian Dollar	SELL	112,269	1.56	05/07/2025	(290)
Australian Dollar	SELL	83,321	1.56	05/07/2025	(137)
Australian Dollar	SELL	80,013	1.56	05/07/2025	(28)
Australian Dollar	SELL	108,828	1.56	06/03/2025	(18)
Brazilian Real	BUY	4,342	5.76	05/05/2025	(74)
Brazilian Real	BUY	5,256	5.71	05/05/2025	(43)
Brazilian Real	BUY	14,128	5.66	05/05/2025	(3)
Brazilian Real	BUY	46,983	5.85	05/05/2025	(1,592)
Brazilian Real	BUY	59,100	5.75	05/05/2025	(956)
Brazilian Real	BUY	65,901	5.92	05/05/2025	(2,987)
Brazilian Real	BUY	81,475	5.83	05/05/2025	(2,426)
Brazilian Real	BUY	89,113	5.78	05/05/2025	(1,854)
Brazilian Real	BUY	148,162	5.77	05/05/2025	(2,860)
Brazilian Real	BUY	205,278	5.92	05/05/2025	(9,333)
Brazilian Real	BUY	358,047	5.73	05/05/2025	(4,054)
Brazilian Real	BUY	637,704	5.77	05/05/2025	(12,312)
Brazilian Real	BUY	1,334,216	5.66	05/05/2025	(259)
Brazilian Real	BUY	444,386	5.73	05/30/2025	(2,675)
Brazilian Real	BUY	2,577	5.82	06/18/2025	(46)
Brazilian Real	BUY	4,282	5.84	06/18/2025	(89)
Brazilian Real	BUY	62,124	5.96	06/18/2025	(2,570)
Brazilian Real	SELL	1,324,956	5.70	06/03/2025	(223)
Brazilian Real	SELL	14,030	5.70	06/03/2025	(2)
Canadian Dollar	BUY	23,090	1.43	05/07/2025	(808)
Canadian Dollar	BUY	72,433	1.44	05/07/2025	(2,881)
Canadian Dollar	BUY	72,451	1.44	05/07/2025	(2,863)
Canadian Dollar	BUY	72,479	1.43	05/07/2025	(2,835)
Canadian Dollar	BUY	79,629	1.38	05/07/2025	(30)
Canadian Dollar	BUY	82,832	1.39	05/07/2025	(447)
Canadian Dollar	BUY	94,122	1.43	05/07/2025	(3,642)
Canadian Dollar	BUY	96,097	1.40	05/07/2025	(1,666)
Canadian Dollar	BUY	108,689	1.44	05/07/2025	(4,282)
Canadian Dollar	BUY	113,452	1.41	05/07/2025	(2,416)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Canadian Dollar	BUY	$130,069	1.38	05/07/2025	$(282)
Canadian Dollar	BUY	140,726	1.39	05/07/2025	(488)
Canadian Dollar	BUY	149,492	1.40	05/07/2025	(2,584)
Canadian Dollar	BUY	160,838	1.43	05/07/2025	(5,722)
Canadian Dollar	BUY	176,803	1.39	05/07/2025	(619)
Canadian Dollar	BUY	177,649	1.44	05/07/2025	(7,015)
Canadian Dollar	BUY	183,773	1.39	05/07/2025	(891)
Canadian Dollar	BUY	187,532	1.41	05/07/2025	(4,374)
Canadian Dollar	BUY	188,748	1.43	05/07/2025	(6,778)
Canadian Dollar	BUY	191,506	1.44	05/07/2025	(7,642)
Canadian Dollar	BUY	198,330	1.39	05/07/2025	(817)
Canadian Dollar	BUY	398,201	1.44	05/07/2025	(16,025)
Canadian Dollar	BUY	757,825	1.43	05/07/2025	(25,729)
Canadian Dollar	BUY	4,170,840	1.43	05/07/2025	(141,606)
Canadian Dollar	BUY	6,572	1.38	05/30/2025	(26)
Canadian Dollar	BUY	48,385	1.38	05/30/2025	(190)
Canadian Dollar	BUY	10,462	1.43	06/18/2025	(424)
Canadian Dollar	BUY	17,561	1.42	06/18/2025	(581)
Canadian Dollar	BUY	32,499	1.38	06/18/2025	(158)
Canadian Dollar	BUY	63,136	1.43	06/18/2025	(2,176)
Canadian Dollar	BUY	111,556	1.43	06/18/2025	(4,555)
Canadian Dollar	BUY	170,821	1.43	06/18/2025	(6,976)
Canadian Dollar	SELL	112,302	1.38	05/07/2025	(56)
Canadian Dollar	SELL	112,265	1.38	05/07/2025	(18)
Chilean Peso	BUY	28,475	983.32	05/07/2025	(800)
Chilean Peso	BUY	168,307	970.25	05/07/2025	(2,432)
Chilean Peso	SELL	234,633	943.60	05/07/2025	(3,148)
Chilean Peso	SELL	208,009	936.50	05/07/2025	(4,335)
Chilean Peso	SELL	132,040	953.50	05/07/2025	(405)
Chilean Peso	SELL	29,598	946.00	05/07/2025	(323)
Chilean Peso	SELL	433,439	946.21	06/03/2025	(4,720)
Chinese Yuan Renminbi	BUY	26,042	7.30	05/07/2025	(81)
Chinese Yuan Renminbi	BUY	88,900	7.29	05/07/2025	(195)
Chinese Yuan Renminbi	BUY	96,269	7.29	05/07/2025	(250)
Chinese Yuan Renminbi	BUY	124,762	7.29	05/07/2025	(355)
Chinese Yuan Renminbi	BUY	133,074	7.30	05/07/2025	(567)
Chinese Yuan Renminbi	BUY	183,958	7.30	05/07/2025	(692)
Chinese Yuan Renminbi	BUY	186,066	7.35	05/07/2025	(1,884)
Chinese Yuan Renminbi	BUY	186,959	7.31	05/07/2025	(991)
Chinese Yuan Renminbi	BUY	245,457	7.35	05/07/2025	(2,577)
Chinese Yuan Renminbi	BUY	289,612	7.29	05/07/2025	(494)
Chinese Yuan Renminbi	BUY	449,710	7.36	05/07/2025	(5,660)
Chinese Yuan Renminbi	SELL	282,710	7.26	05/07/2025	(441)
Chinese Yuan Renminbi	SELL	262,209	7.26	05/07/2025	(563)
Chinese Yuan Renminbi	SELL	242,792	7.26	05/07/2025	(395)
Chinese Yuan Renminbi	SELL	137,534	7.26	05/07/2025	(317)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Chinese Yuan Renminbi	SELL	$122,799	7.26	05/07/2025	$(294)
Chinese Yuan Renminbi	SELL	122,316	7.26	05/07/2025	(224)
Chinese Yuan Renminbi	SELL	98,084	7.25	05/07/2025	(328)
Chinese Yuan Renminbi	SELL	88,806	7.26	05/07/2025	(124)
Chinese Yuan Renminbi	SELL	501,055	7.25	06/03/2025	(365)
Colombian Peso	BUY	173,184	4,378.09	05/07/2025	(6,266)
Colombian Peso	SELL	1,214,899	4,160.08	05/07/2025	(18,701)
Colombian Peso	SELL	104,618	4,135.99	05/07/2025	(2,207)
Colombian Peso	SELL	1,367,266	4,213.36	06/03/2025	(9,402)
Czech Koruna	BUY	53,585	22.77	05/07/2025	(2,019)
Czech Koruna	BUY	54,547	22.00	05/07/2025	(146)
Czech Koruna	BUY	71,251	22.96	05/07/2025	(3,313)
Czech Koruna	BUY	84,177	23.12	05/07/2025	(4,516)
Czech Koruna	BUY	88,481	23.06	05/07/2025	(4,495)
Czech Koruna	BUY	98,789	23.12	05/07/2025	(5,309)
Czech Koruna	BUY	121,567	23.11	05/07/2025	(6,504)
Czech Koruna	BUY	122,007	23.11	05/07/2025	(6,520)
Czech Koruna	BUY	146,165	22.17	05/07/2025	(1,504)
Czech Koruna	BUY	154,607	22.77	05/07/2025	(5,823)
Czech Koruna	BUY	318,044	22.86	05/07/2025	(13,299)
Czech Koruna	SELL	362,805	21.87	05/07/2025	(1,108)
Czech Koruna	SELL	427,219	21.86	06/03/2025	(1,301)
Danish Krone	BUY	35,001	6.86	06/18/2025	(1,671)
Danish Krone	SELL	123,906	6.54	05/28/2025	(322)
Euro	BUY	8,846	0.90	05/07/2025	(249)
Euro	BUY	22,660	0.93	05/07/2025	(1,214)
Euro	BUY	23,222	0.90	05/07/2025	(653)
Euro	BUY	23,890	0.91	05/07/2025	(780)
Euro	BUY	26,309	0.91	05/07/2025	(976)
Euro	BUY	26,840	0.88	05/07/2025	(104)
Euro	BUY	34,057	0.88	05/07/2025	(50)
Euro	BUY	35,230	0.91	05/07/2025	(1,151)
Euro	BUY	36,688	0.93	05/07/2025	(1,966)
Euro	BUY	37,492	0.88	05/07/2025	(26)
Euro	BUY	40,912	0.88	05/07/2025	(16)
Euro	BUY	41,312	0.90	05/07/2025	(866)
Euro	BUY	42,003	0.88	05/07/2025	(61)
Euro	BUY	43,154	0.88	05/07/2025	(48)
Euro	BUY	47,029	0.91	05/07/2025	(1,857)
Euro	BUY	48,569	0.89	05/07/2025	(317)
Euro	BUY	50,038	0.92	05/07/2025	(2,259)
Euro	BUY	56,780	0.90	05/07/2025	(1,202)
Euro	BUY	58,123	0.91	05/07/2025	(2,132)
Euro	BUY	72,204	0.91	05/07/2025	(2,831)
Euro	BUY	76,882	0.88	05/07/2025	(426)
Euro	BUY	81,322	0.91	05/07/2025	(2,808)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Euro	BUY	$81,590	0.91	05/07/2025	$(2,540)
Euro	BUY	81,736	0.88	05/07/2025	(120)
Euro	BUY	81,886	0.90	05/07/2025	(2,244)
Euro	BUY	81,945	0.90	05/07/2025	(2,185)
Euro	BUY	81,967	0.90	05/07/2025	(2,163)
Euro	BUY	81,975	0.90	05/07/2025	(2,155)
Euro	BUY	82,493	0.90	05/07/2025	(1,637)
Euro	BUY	82,749	0.91	05/07/2025	(2,518)
Euro	BUY	82,915	0.89	05/07/2025	(1,214)
Euro	BUY	82,989	0.89	05/07/2025	(1,140)
Euro	BUY	82,993	0.90	05/07/2025	(2,274)
Euro	BUY	83,012	0.89	05/07/2025	(1,118)
Euro	BUY	83,071	0.90	05/07/2025	(2,195)
Euro	BUY	83,782	0.88	05/07/2025	(348)
Euro	BUY	84,022	0.88	05/07/2025	(107)
Euro	BUY	84,297	0.90	05/07/2025	(2,106)
Euro	BUY	84,302	0.90	05/07/2025	(2,101)
Euro	BUY	84,508	0.90	05/07/2025	(1,896)
Euro	BUY	87,743	0.91	05/07/2025	(3,208)
Euro	BUY	88,729	0.92	05/07/2025	(4,495)
Euro	BUY	90,766	0.90	05/07/2025	(2,458)
Euro	BUY	91,140	0.92	05/07/2025	(4,358)
Euro	BUY	92,631	0.89	05/07/2025	(594)
Euro	BUY	95,466	0.88	05/07/2025	(33)
Euro	BUY	96,303	0.91	05/07/2025	(3,743)
Euro	BUY	96,604	0.88	05/07/2025	(31)
Euro	BUY	96,605	0.88	05/07/2025	(31)
Euro	BUY	96,630	0.88	05/07/2025	(6)
Euro	BUY	96,745	0.91	05/07/2025	(3,301)
Euro	BUY	104,745	0.91	05/07/2025	(3,260)
Euro	BUY	105,511	0.92	05/07/2025	(4,767)
Euro	BUY	109,544	0.89	05/07/2025	(734)
Euro	BUY	110,085	0.88	05/07/2025	(193)
Euro	BUY	110,091	0.88	05/07/2025	(187)
Euro	BUY	110,762	0.91	05/07/2025	(4,063)
Euro	BUY	111,003	0.91	05/07/2025	(3,823)
Euro	BUY	111,762	0.92	05/07/2025	(5,338)
Euro	BUY	112,929	0.90	05/07/2025	(3,034)
Euro	BUY	113,670	0.88	05/07/2025	(19)
Euro	BUY	114,637	0.92	05/07/2025	(5,873)
Euro	BUY	122,686	0.92	05/07/2025	(5,782)
Euro	BUY	138,165	0.88	05/07/2025	(535)
Euro	BUY	142,392	0.92	05/07/2025	(6,540)
Euro	BUY	145,238	0.92	05/07/2025	(7,105)
Euro	BUY	145,644	0.92	05/07/2025	(6,699)
Euro	BUY	148,936	0.91	05/07/2025	(5,681)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Euro	BUY	$162,099	0.88	05/07/2025	$(476)
Euro	BUY	170,263	0.92	05/07/2025	(8,229)
Euro	BUY	179,717	0.92	05/07/2025	(9,007)
Euro	BUY	185,206	0.91	05/07/2025	(5,791)
Euro	BUY	188,044	0.92	05/07/2025	(8,637)
Euro	BUY	202,341	0.92	05/07/2025	(10,257)
Euro	BUY	203,942	0.93	05/07/2025	(10,930)
Euro	BUY	212,840	0.92	05/07/2025	(9,990)
Euro	BUY	227,118	0.90	05/07/2025	(4,806)
Euro	BUY	242,190	0.92	05/07/2025	(12,473)
Euro	BUY	249,262	0.93	05/07/2025	(13,359)
Euro	BUY	262,674	0.92	05/07/2025	(12,453)
Euro	BUY	301,191	0.91	05/07/2025	(9,179)
Euro	BUY	302,136	0.93	05/07/2025	(16,192)
Euro	BUY	398,446	0.91	05/07/2025	(13,107)
Euro	BUY	399,372	0.91	05/07/2025	(12,181)
Euro	BUY	399,625	0.91	05/07/2025	(11,928)
Euro	BUY	399,916	0.91	05/07/2025	(11,637)
Euro	BUY	470,903	0.90	05/07/2025	(11,137)
Euro	BUY	470,946	0.90	05/07/2025	(11,094)
Euro	BUY	628,387	0.90	05/07/2025	(12,817)
Euro	BUY	637,157	0.92	05/07/2025	(32,469)
Euro	BUY	752,966	0.91	05/07/2025	(28,076)
Euro	BUY	792,436	0.91	05/07/2025	(30,670)
Euro	BUY	810,882	0.90	05/07/2025	(21,319)
Euro	BUY	811,838	0.90	05/07/2025	(21,500)
Euro	BUY	826,101	0.90	05/07/2025	(18,606)
Euro	BUY	1,200,381	0.90	05/07/2025	(32,004)
Euro	BUY	1,225,742	0.91	05/07/2025	(40,750)
Euro	BUY	1,587,618	0.91	05/07/2025	(58,595)
Euro	BUY	1,597,183	0.91	05/07/2025	(61,535)
Euro	BUY	5,362,916	0.93	05/07/2025	(287,413)
Euro	BUY	12,481	0.88	05/30/2025	(42)
Euro	BUY	14,751	0.88	05/30/2025	(49)
Euro	BUY	61,459	0.88	05/30/2025	(18)
Euro	BUY	252,334	0.88	05/30/2025	(405)
Euro	BUY	531,374	0.88	05/30/2025	(1,768)
Euro	BUY	4,340	0.92	06/18/2025	(220)
Euro	BUY	4,390	0.91	06/18/2025	(169)
Euro	BUY	8,978	0.89	06/18/2025	(140)
Euro	BUY	12,030	0.91	06/18/2025	(508)
Euro	BUY	59,140	0.91	06/18/2025	(2,410)
Euro	BUY	225,560	0.92	06/18/2025	(11,521)
Euro	SELL	8,010,304	0.88	05/07/2025	(27,083)
Euro	SELL	401,900	0.88	05/07/2025	(579)
Euro	SELL	241,292	0.88	05/07/2025	(272)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Euro	SELL	$142,450	0.88	05/07/2025	$(339)
Euro	SELL	138,030	0.88	05/07/2025	(467)
Euro	SELL	131,905	0.88	05/07/2025	(26)
Euro	SELL	113,301	0.87	05/07/2025	(749)
Euro	SELL	113,095	0.88	05/07/2025	(543)
Euro	SELL	111,772	0.88	05/07/2025	(357)
Euro	SELL	106,854	0.87	05/07/2025	(1,123)
Euro	SELL	100,385	0.88	05/07/2025	(339)
Euro	SELL	99,100	0.88	05/07/2025	(191)
Euro	SELL	92,567	0.88	05/07/2025	(479)
Euro	SELL	90,309	0.87	05/07/2025	(495)
Euro	SELL	88,684	0.88	05/07/2025	(6)
Euro	SELL	88,520	0.87	05/07/2025	(979)
Euro	SELL	88,266	0.87	05/07/2025	(726)
Euro	SELL	81,986	0.88	05/07/2025	(130)
Euro	SELL	77,457	0.88	05/07/2025	(148)
Euro	SELL	53,716	0.88	05/07/2025	(282)
Euro	SELL	53,472	0.88	05/07/2025	(39)
Euro	SELL	46,708	0.88	05/07/2025	(96)
Euro	SELL	22,785	0.88	05/07/2025	(47)
Euro	SELL	19,709	0.88	05/07/2025	(41)
Euro	SELL	8,000	0.88	05/07/2025	(42)
Euro	SELL	7,318	0.87	05/07/2025	(42)
Euro	SELL	4,563	0.88	05/07/2025	(15)
Euro	SELL	1,141	0.88	05/07/2025	(4)
Euro	SELL	4,661,902	0.88	05/30/2025	(10,601)
Euro	SELL	690,180	0.88	05/30/2025	(1,410)
Euro	SELL	158,607	0.88	05/30/2025	(361)
Euro	SELL	127,798	0.88	05/30/2025	(291)
Euro	SELL	82,395	0.87	05/30/2025	(426)
Euro	SELL	75,239	0.88	05/30/2025	(101)
Euro	SELL	67,322	0.88	05/30/2025	(153)
Euro	SELL	60,376	0.88	05/30/2025	(38)
Euro	SELL	1,569,930	0.88	06/03/2025	(5,307)
Euro	SELL	171,390	0.88	06/03/2025	(579)
Euro	SELL	95,978	0.88	06/03/2025	(324)
Euro	SELL	43,419	0.88	06/03/2025	(147)
Euro	SELL	36,563	0.88	06/03/2025	(124)
Euro	SELL	76,172	0.87	06/18/2025	(944)
Great Britain Pound	BUY	12,004	0.75	05/07/2025	(18)
Great Britain Pound	BUY	12,914	0.77	05/07/2025	(443)
Great Britain Pound	BUY	16,005	0.75	05/07/2025	(24)
Great Britain Pound	BUY	19,785	0.76	05/07/2025	(251)
Great Britain Pound	BUY	21,104	0.76	05/07/2025	(268)
Great Britain Pound	BUY	37,450	0.77	05/07/2025	(1,285)
Great Britain Pound	BUY	43,364	0.78	05/07/2025	(2,050)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Great Britain Pound	BUY	$46,490	0.77	05/07/2025	$(1,595)
Great Britain Pound	BUY	54,238	0.77	05/07/2025	(1,861)
Great Britain Pound	BUY	80,821	0.75	05/07/2025	(656)
Great Britain Pound	BUY	81,173	0.75	05/07/2025	(304)
Great Britain Pound	BUY	82,136	0.77	05/07/2025	(2,013)
Great Britain Pound	BUY	82,526	0.76	05/07/2025	(1,623)
Great Britain Pound	BUY	82,640	0.77	05/07/2025	(2,845)
Great Britain Pound	BUY	82,950	0.76	05/07/2025	(1,198)
Great Britain Pound	BUY	88,674	0.76	05/07/2025	(817)
Great Britain Pound	BUY	88,903	0.75	05/07/2025	(589)
Great Britain Pound	BUY	89,283	0.78	05/07/2025	(4,216)
Great Britain Pound	BUY	96,356	0.76	05/07/2025	(1,150)
Great Britain Pound	BUY	102,130	0.75	05/07/2025	(719)
Great Britain Pound	BUY	103,852	0.75	05/07/2025	(332)
Great Britain Pound	BUY	104,583	0.78	05/07/2025	(4,943)
Great Britain Pound	BUY	110,497	0.76	05/07/2025	(1,701)
Great Britain Pound	BUY	111,151	0.78	05/07/2025	(5,055)
Great Britain Pound	BUY	111,182	0.78	05/07/2025	(5,024)
Great Britain Pound	BUY	111,196	0.78	05/07/2025	(5,009)
Great Britain Pound	BUY	111,269	0.78	05/07/2025	(4,937)
Great Britain Pound	BUY	111,270	0.78	05/07/2025	(4,936)
Great Britain Pound	BUY	112,047	0.78	05/07/2025	(4,158)
Great Britain Pound	BUY	112,387	0.77	05/07/2025	(3,818)
Great Britain Pound	BUY	112,560	0.77	05/07/2025	(3,646)
Great Britain Pound	BUY	121,329	0.77	05/07/2025	(4,226)
Great Britain Pound	BUY	122,877	0.77	05/07/2025	(4,014)
Great Britain Pound	BUY	125,784	0.76	05/07/2025	(1,107)
Great Britain Pound	BUY	139,380	0.76	05/07/2025	(2,204)
Great Britain Pound	BUY	146,132	0.75	05/07/2025	(795)
Great Britain Pound	BUY	146,452	0.76	05/07/2025	(1,810)
Great Britain Pound	BUY	149,181	0.78	05/07/2025	(5,759)
Great Britain Pound	BUY	151,146	0.77	05/07/2025	(3,794)
Great Britain Pound	BUY	167,107	0.76	05/07/2025	(2,526)
Great Britain Pound	BUY	183,569	0.76	05/07/2025	(2,092)
Great Britain Pound	BUY	184,250	0.75	05/07/2025	(1,411)
Great Britain Pound	BUY	186,331	0.77	05/07/2025	(6,008)
Great Britain Pound	BUY	186,628	0.78	05/07/2025	(7,047)
Great Britain Pound	BUY	201,644	0.77	05/07/2025	(6,724)
Great Britain Pound	BUY	214,331	0.76	05/07/2025	(2,051)
Great Britain Pound	BUY	224,554	0.77	05/07/2025	(6,521)
Great Britain Pound	BUY	243,155	0.77	05/07/2025	(7,955)
Great Britain Pound	BUY	249,712	0.75	05/07/2025	(1,398)
Great Britain Pound	BUY	262,389	0.77	05/07/2025	(8,757)
Great Britain Pound	BUY	283,134	0.77	05/07/2025	(9,383)
Great Britain Pound	BUY	421,794	0.77	05/07/2025	(13,642)
Great Britain Pound	BUY	435,158	0.75	05/07/2025	(1,614)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Great Britain Pound	BUY	$652,150	0.77	05/07/2025	$(22,375)
Great Britain Pound	BUY	2,737,739	0.77	05/07/2025	(93,930)
Great Britain Pound	BUY	7,980	0.75	05/30/2025	(35)
Great Britain Pound	BUY	9,320	0.75	05/30/2025	(31)
Great Britain Pound	BUY	16,226	0.75	05/30/2025	(71)
Great Britain Pound	BUY	21,303	0.75	05/30/2025	(70)
Great Britain Pound	BUY	101,078	0.75	05/30/2025	(444)
Great Britain Pound	BUY	3,895	0.77	06/18/2025	(113)
Great Britain Pound	BUY	9,073	0.77	06/18/2025	(279)
Great Britain Pound	BUY	14,217	0.77	06/18/2025	(478)
Great Britain Pound	BUY	25,879	0.77	06/18/2025	(840)
Great Britain Pound	BUY	31,651	0.76	06/18/2025	(412)
Great Britain Pound	BUY	34,438	0.78	06/18/2025	(1,632)
Great Britain Pound	SELL	284,377	0.75	05/07/2025	(1,210)
Great Britain Pound	SELL	114,019	0.75	05/07/2025	(485)
Great Britain Pound	SELL	105,622	0.75	05/07/2025	(102)
Great Britain Pound	SELL	88,188	0.75	05/07/2025	(32)
Great Britain Pound	SELL	45,608	0.75	05/07/2025	(194)
Great Britain Pound	SELL	2,683	0.75	05/07/2025	(11)
Great Britain Pound	SELL	53,394	0.75	06/03/2025	(227)
Hong Kong Dollar	BUY	2,257	7.75	05/30/2025	(1)
Hong Kong Dollar	BUY	18,700	7.75	05/30/2025	(4)
Hong Kong Dollar	BUY	25,793	7.75	05/30/2025	(6)
Hong Kong Dollar	BUY	37,400	7.75	05/30/2025	(9)
Hong Kong Dollar	BUY	9,669	7.76	06/18/2025	(8)
Hong Kong Dollar	BUY	59,917	7.76	06/18/2025	(83)
Hungarian Forint	BUY	47,966	369.28	05/07/2025	(1,819)
Hungarian Forint	BUY	54,893	362.52	05/07/2025	(1,039)
Hungarian Forint	BUY	93,072	370.68	05/07/2025	(3,895)
Hungarian Forint	BUY	94,137	373.93	05/07/2025	(4,798)
Hungarian Forint	BUY	99,440	370.07	05/07/2025	(3,991)
Hungarian Forint	BUY	109,744	359.93	05/07/2025	(1,276)
Hungarian Forint	BUY	109,878	372.23	05/07/2025	(5,077)
Hungarian Forint	BUY	111,970	358.13	05/07/2025	(736)
Hungarian Forint	BUY	119,416	372.65	05/07/2025	(5,657)
Hungarian Forint	BUY	122,065	372.75	05/07/2025	(5,819)
Hungarian Forint	BUY	146,851	361.59	05/07/2025	(2,393)
Hungarian Forint	BUY	178,803	371.92	05/07/2025	(8,105)
Hungarian Forint	BUY	219,536	373.06	05/07/2025	(10,655)
Hungarian Forint	BUY	272,366	368.99	05/07/2025	(10,102)
Hungarian Forint	BUY	401,466	359.18	05/07/2025	(3,828)
Hungarian Forint	BUY	808,918	366.54	05/07/2025	(24,435)
Hungarian Forint	BUY	2,232,944	372.65	05/07/2025	(105,784)
Hungarian Forint	BUY	4,318,564	372.65	05/07/2025	(204,589)
Hungarian Forint	SELL	3,280,677	354.50	05/07/2025	(11,910)
Hungarian Forint	SELL	1,727,898	354.50	05/07/2025	(6,273)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Hungarian Forint	SELL	$386,581	354.50	05/07/2025	$(1,403)
Indian Rupee	BUY	75,911	85.89	05/07/2025	(1,229)
Indian Rupee	BUY	156,327	85.27	05/07/2025	(1,384)
Indian Rupee	BUY	1,221,871	85.41	05/07/2025	(12,844)
Indonesian Rupiah	BUY	29,481	16,891.89	05/07/2025	(520)
Indonesian Rupiah	BUY	78,183	16,603.02	05/07/2025	(12)
Indonesian Rupiah	BUY	223,929	16,747.61	06/03/2025	(1,830)
Israeli Shekel	BUY	4,592	3.70	05/07/2025	(79)
Israeli Shekel	BUY	45,912	3.70	05/07/2025	(805)
Israeli Shekel	BUY	54,689	3.75	05/07/2025	(1,647)
Israeli Shekel	BUY	65,734	3.80	05/07/2025	(2,967)
Israeli Shekel	BUY	79,229	3.66	05/07/2025	(465)
Israeli Shekel	BUY	87,453	3.77	05/07/2025	(3,232)
Israeli Shekel	BUY	94,704	3.75	05/07/2025	(2,852)
Israeli Shekel	BUY	106,298	3.76	05/07/2025	(3,624)
Israeli Shekel	BUY	109,691	3.69	05/07/2025	(1,606)
Israeli Shekel	BUY	111,229	3.73	05/07/2025	(2,816)
Israeli Shekel	BUY	132,576	3.70	05/07/2025	(2,079)
Israeli Shekel	BUY	148,849	3.69	05/07/2025	(2,019)
Israeli Shekel	BUY	149,108	3.68	05/07/2025	(1,760)
Israeli Shekel	BUY	183,976	3.72	05/07/2025	(4,266)
Israeli Shekel	BUY	261,113	3.75	05/07/2025	(7,647)
Israeli Shekel	BUY	261,314	3.74	05/07/2025	(7,171)
Israeli Shekel	BUY	367,727	3.70	05/07/2025	(6,009)
Israeli Shekel	BUY	459,505	3.69	05/07/2025	(6,290)
Israeli Shekel	BUY	594,971	3.69	05/07/2025	(9,052)
Israeli Shekel	SELL	1,464,561	3.62	05/07/2025	(9,191)
Israeli Shekel	SELL	110,090	3.63	05/07/2025	(168)
Israeli Shekel	SELL	9,410	3.61	06/03/2025	(60)
Japanese Yen	BUY	16,625	150.38	05/07/2025	(912)
Japanese Yen	BUY	62,082	143.36	05/07/2025	(348)
Japanese Yen	BUY	65,834	150.38	05/07/2025	(3,610)
Japanese Yen	BUY	80,686	146.25	05/07/2025	(2,086)
Japanese Yen	BUY	80,830	145.99	05/07/2025	(1,942)
Japanese Yen	BUY	81,036	146.85	05/07/2025	(2,437)
Japanese Yen	BUY	81,610	145.82	05/07/2025	(1,864)
Japanese Yen	BUY	81,709	145.64	05/07/2025	(1,765)
Japanese Yen	BUY	81,798	145.48	05/07/2025	(1,675)
Japanese Yen	BUY	82,749	142.60	05/07/2025	(23)
Japanese Yen	BUY	83,050	144.49	05/07/2025	(1,125)
Japanese Yen	BUY	83,097	144.41	05/07/2025	(1,078)
Japanese Yen	BUY	83,138	144.34	05/07/2025	(1,037)
Japanese Yen	BUY	83,138	143.14	05/07/2025	(336)
Japanese Yen	BUY	87,034	143.62	05/07/2025	(648)
Japanese Yen	BUY	89,829	143.61	05/07/2025	(659)
Japanese Yen	BUY	96,589	142.87	05/07/2025	(212)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Japanese Yen	BUY	$96,738	142.65	05/07/2025	$(63)
Japanese Yen	BUY	97,476	144.65	05/07/2025	(1,430)
Japanese Yen	BUY	106,163	144.12	05/07/2025	(1,160)
Japanese Yen	BUY	111,060	149.47	05/07/2025	(5,382)
Japanese Yen	BUY	112,041	143.70	05/07/2025	(894)
Japanese Yen	BUY	112,561	144.81	05/07/2025	(1,777)
Japanese Yen	BUY	112,570	144.80	05/07/2025	(1,768)
Japanese Yen	BUY	112,924	145.23	05/07/2025	(2,115)
Japanese Yen	BUY	123,560	148.92	05/07/2025	(5,508)
Japanese Yen	BUY	135,615	149.69	05/07/2025	(6,781)
Japanese Yen	BUY	145,326	146.57	05/07/2025	(4,085)
Japanese Yen	BUY	146,521	148.78	05/07/2025	(6,397)
Japanese Yen	BUY	155,284	143.61	05/07/2025	(1,141)
Japanese Yen	BUY	156,442	148.94	05/07/2025	(6,998)
Japanese Yen	BUY	160,085	143.67	05/07/2025	(1,251)
Japanese Yen	BUY	163,195	149.51	05/07/2025	(7,960)
Japanese Yen	BUY	172,567	148.93	05/07/2025	(7,708)
Japanese Yen	BUY	178,259	148.66	05/07/2025	(7,627)
Japanese Yen	BUY	186,486	145.32	05/07/2025	(3,609)
Japanese Yen	BUY	425,737	144.46	05/07/2025	(5,660)
Japanese Yen	BUY	794,907	145.68	05/07/2025	(17,382)
Japanese Yen	BUY	796,983	145.30	05/07/2025	(15,305)
Japanese Yen	BUY	856,364	150.17	05/07/2025	(45,711)
Japanese Yen	BUY	1,608,007	144.03	05/07/2025	(16,570)
Japanese Yen	BUY	18,813	143.52	05/30/2025	(175)
Japanese Yen	BUY	55,743	143.52	05/30/2025	(519)
Japanese Yen	BUY	73,860	143.52	05/30/2025	(687)
Japanese Yen	BUY	114,971	143.52	05/30/2025	(1,070)
Japanese Yen	BUY	1,408	142.08	06/18/2025	(2)
Japanese Yen	BUY	3,372	148.26	06/18/2025	(151)
Japanese Yen	BUY	6,027	149.34	06/18/2025	(316)
Japanese Yen	BUY	10,450	143.54	06/18/2025	(122)
Japanese Yen	BUY	38,664	142.25	06/18/2025	(99)
Japanese Yen	BUY	146,889	147.05	06/18/2025	(5,343)
Japanese Yen	SELL	146,620	142.55	05/07/2025	(16)
Japanese Yen	SELL	120,192	142.27	05/07/2025	(243)
Japanese Yen	SELL	111,045	141.38	05/07/2025	(916)
Japanese Yen	SELL	110,291	142.35	05/07/2025	(162)
Japanese Yen	SELL	104,096	142.18	05/07/2025	(280)
Japanese Yen	SELL	101,280	142.18	05/07/2025	(270)
Japanese Yen	SELL	96,249	140.26	05/07/2025	(1,553)
Japanese Yen	SELL	95,745	142.04	05/07/2025	(347)
Japanese Yen	SELL	35,953	141.85	05/07/2025	(179)
Mexican Peso	BUY	43,710	20.43	05/07/2025	(1,896)
Mexican Peso	BUY	43,715	20.43	05/07/2025	(1,891)
Mexican Peso	BUY	43,721	20.43	05/07/2025	(1,886)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Mexican Peso	BUY	$54,066	19.61	05/07/2025	$(70)
Mexican Peso	BUY	70,696	20.57	05/07/2025	(3,562)
Mexican Peso	BUY	76,212	19.63	05/07/2025	(190)
Mexican Peso	BUY	87,372	20.44	05/07/2025	(3,841)
Mexican Peso	BUY	106,078	20.56	05/07/2025	(5,308)
Mexican Peso	BUY	110,537	19.63	05/07/2025	(287)
Mexican Peso	BUY	111,845	20.47	05/07/2025	(5,108)
Mexican Peso	BUY	112,593	19.81	05/07/2025	(1,295)
Mexican Peso	BUY	148,678	20.04	05/07/2025	(3,513)
Mexican Peso	BUY	176,765	20.56	05/07/2025	(8,878)
Mexican Peso	BUY	218,450	20.44	05/07/2025	(9,583)
Mexican Peso	BUY	246,524	19.67	05/07/2025	(1,170)
Mexican Peso	BUY	304,099	19.68	05/07/2025	(1,510)
Mexican Peso	BUY	381,872	19.59	05/07/2025	(140)
Mexican Peso	BUY	397,043	20.10	05/07/2025	(10,505)
Mexican Peso	BUY	397,450	20.08	05/07/2025	(10,097)
Mexican Peso	BUY	397,694	19.69	05/07/2025	(2,193)
Mexican Peso	BUY	398,538	20.02	05/07/2025	(9,010)
Mexican Peso	BUY	399,057	20.65	05/07/2025	(21,769)
Mexican Peso	BUY	399,741	19.59	05/07/2025	(146)
Mexican Peso	BUY	400,010	19.62	05/07/2025	(898)
Mexican Peso	BUY	402,373	20.48	05/07/2025	(18,453)
Mexican Peso	BUY	456,691	19.71	05/07/2025	(2,949)
Mexican Peso	BUY	793,059	20.11	05/07/2025	(21,525)
Mexican Peso	BUY	793,548	20.10	05/07/2025	(21,036)
Mexican Peso	BUY	795,280	19.97	05/07/2025	(15,729)
Mexican Peso	SELL	95,642	19.55	05/07/2025	(139)
New Taiwan Dollar	BUY	45,889	32.47	05/07/2025	(704)
New Taiwan Dollar	BUY	102,812	32.54	05/07/2025	(1,787)
New Taiwan Dollar	BUY	108,679	32.44	05/07/2025	(1,549)
New Taiwan Dollar	BUY	127,251	32.77	05/07/2025	(3,146)
New Taiwan Dollar	BUY	192,981	33.14	05/07/2025	(6,992)
New Taiwan Dollar	BUY	322,450	32.16	05/07/2025	(1,822)
New Taiwan Dollar	BUY	470,891	32.98	05/07/2025	(14,735)
New Taiwan Dollar	BUY	550,200	33.04	05/07/2025	(18,292)
New Zealand Dollar	BUY	19,340	1.76	05/07/2025	(840)
New Zealand Dollar	BUY	19,974	1.75	05/07/2025	(800)
New Zealand Dollar	BUY	43,432	1.75	05/07/2025	(1,677)
New Zealand Dollar	BUY	53,094	1.70	05/07/2025	(324)
New Zealand Dollar	BUY	81,396	1.72	05/07/2025	(1,699)
New Zealand Dollar	BUY	82,583	1.70	05/07/2025	(511)
New Zealand Dollar	BUY	89,467	1.79	05/07/2025	(5,498)
New Zealand Dollar	BUY	89,934	1.78	05/07/2025	(5,032)
New Zealand Dollar	BUY	90,105	1.72	05/07/2025	(1,893)
New Zealand Dollar	BUY	94,836	1.69	05/07/2025	(129)
New Zealand Dollar	BUY	96,542	1.76	05/07/2025	(4,359)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
New Zealand Dollar	BUY	$111,838	1.70	05/07/2025	$(934)
New Zealand Dollar	BUY	112,097	1.78	05/07/2025	(6,610)
New Zealand Dollar	BUY	113,157	1.72	05/07/2025	(2,582)
New Zealand Dollar	BUY	178,912	1.76	05/07/2025	(8,051)
New Zealand Dollar	BUY	218,449	1.74	05/07/2025	(7,094)
New Zealand Dollar	BUY	280,152	1.71	05/07/2025	(4,744)
New Zealand Dollar	BUY	280,373	1.71	05/07/2025	(4,523)
New Zealand Dollar	BUY	542,545	1.75	05/07/2025	(21,311)
New Zealand Dollar	BUY	881,972	1.72	05/07/2025	(20,198)
New Zealand Dollar	SELL	161,092	1.68	05/07/2025	(838)
New Zealand Dollar	SELL	155,410	1.67	05/07/2025	(1,091)
New Zealand Dollar	SELL	110,636	1.67	05/07/2025	(832)
New Zealand Dollar	SELL	95,877	1.67	05/07/2025	(912)
New Zealand Dollar	SELL	89,537	1.68	05/07/2025	(507)
New Zealand Dollar	SELL	89,118	1.68	05/07/2025	(88)
New Zealand Dollar	SELL	68,789	1.67	05/07/2025	(532)
Norwegian Krone	BUY	22,016	10.58	05/07/2025	(453)
Norwegian Krone	BUY	25,849	10.45	05/07/2025	(188)
Norwegian Krone	BUY	36,022	10.55	05/07/2025	(623)
Norwegian Krone	BUY	61,355	10.92	05/07/2025	(3,254)
Norwegian Krone	BUY	80,721	10.53	05/07/2025	(1,246)
Norwegian Krone	BUY	88,732	10.93	05/07/2025	(4,808)
Norwegian Krone	BUY	89,208	10.54	05/07/2025	(1,439)
Norwegian Krone	BUY	102,728	10.51	05/07/2025	(1,420)
Norwegian Krone	BUY	103,060	10.67	05/07/2025	(3,016)
Norwegian Krone	BUY	103,889	10.56	05/07/2025	(1,897)
Norwegian Krone	BUY	111,099	10.89	05/07/2025	(5,585)
Norwegian Krone	BUY	112,357	10.86	05/07/2025	(5,290)
Norwegian Krone	BUY	117,544	10.55	05/07/2025	(2,032)
Norwegian Krone	BUY	125,294	10.54	05/07/2025	(1,997)
Norwegian Krone	BUY	133,322	10.50	05/07/2025	(1,683)
Norwegian Krone	BUY	161,349	10.60	05/07/2025	(3,551)
Norwegian Krone	BUY	182,499	10.52	05/07/2025	(2,652)
Norwegian Krone	BUY	183,245	10.42	05/07/2025	(942)
Norwegian Krone	BUY	347,671	10.56	05/07/2025	(6,236)
Norwegian Krone	BUY	2,537,254	10.55	05/07/2025	(43,861)
Norwegian Krone	BUY	1,539	10.39	05/30/2025	(4)
Norwegian Krone	SELL	1,646,126	10.34	05/07/2025	(5,229)
Norwegian Krone	SELL	345,361	10.34	05/07/2025	(1,097)
Norwegian Krone	SELL	62,881	10.34	05/07/2025	(200)
Peruvian Nuevo Sol	BUY	46,246	3.68	05/07/2025	(15)
Peruvian Nuevo Sol	BUY	62,601	3.72	05/07/2025	(804)
Peruvian Nuevo Sol	BUY	62,628	3.72	05/07/2025	(777)
Peruvian Nuevo Sol	BUY	64,170	3.72	05/07/2025	(868)
Peruvian Nuevo Sol	BUY	77,058	3.70	05/07/2025	(497)
Peruvian Nuevo Sol	BUY	135,280	3.73	05/07/2025	(2,143)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Peruvian Nuevo Sol	SELL	$304,235	3.65	05/07/2025	$(2,177)
Peruvian Nuevo Sol	SELL	220,708	3.67	05/07/2025	(288)
Philippine Peso	BUY	73,010	57.80	05/07/2025	(2,538)
Philippine Peso	BUY	383,039	56.13	05/07/2025	(1,861)
Polish Zloty	BUY	81,958	3.84	05/07/2025	(1,753)
Polish Zloty	BUY	110,176	3.77	05/07/2025	(110)
Polish Zloty	BUY	122,019	3.89	05/07/2025	(4,212)
Polish Zloty	BUY	134,449	3.89	05/07/2025	(4,538)
Polish Zloty	BUY	140,481	3.77	05/07/2025	(365)
Polish Zloty	BUY	144,987	3.79	05/07/2025	(1,174)
Polish Zloty	BUY	147,984	3.85	05/07/2025	(3,492)
Polish Zloty	BUY	153,542	3.88	05/07/2025	(4,578)
Polish Zloty	BUY	154,284	3.89	05/07/2025	(5,165)
Polish Zloty	BUY	197,519	3.77	05/07/2025	(463)
Polish Zloty	BUY	236,947	3.93	05/07/2025	(10,199)
Polish Zloty	BUY	240,740	3.88	05/07/2025	(7,735)
Polish Zloty	BUY	548,324	3.79	05/07/2025	(4,432)
Polish Zloty	BUY	882,527	3.89	05/07/2025	(29,786)
Polish Zloty	SELL	1,336,986	3.74	05/07/2025	(7,447)
Polish Zloty	SELL	175,842	3.74	05/07/2025	(979)
Polish Zloty	SELL	110,153	3.72	05/07/2025	(1,196)
Polish Zloty	SELL	101,107	3.76	05/07/2025	(122)
Polish Zloty	SELL	88,311	3.74	05/07/2025	(614)
Polish Zloty	SELL	2,510,117	3.74	06/03/2025	(14,049)
Polish Zloty	SELL	103,876	3.74	06/03/2025	(581)
Singapore Dollar	BUY	37,228	1.34	05/07/2025	(1,070)
Singapore Dollar	BUY	39,665	1.34	05/07/2025	(931)
Singapore Dollar	BUY	82,234	1.34	05/07/2025	(2,021)
Singapore Dollar	BUY	87,714	1.31	05/07/2025	(371)
Singapore Dollar	BUY	88,058	1.31	05/07/2025	(27)
Singapore Dollar	BUY	92,782	1.35	05/07/2025	(2,963)
Singapore Dollar	BUY	97,306	1.34	05/07/2025	(2,269)
Singapore Dollar	BUY	102,649	1.32	05/07/2025	(755)
Singapore Dollar	BUY	102,692	1.31	05/07/2025	(712)
Singapore Dollar	BUY	106,532	1.31	05/07/2025	(702)
Singapore Dollar	BUY	110,092	1.32	05/07/2025	(972)
Singapore Dollar	BUY	110,228	1.32	05/07/2025	(836)
Singapore Dollar	BUY	110,499	1.31	05/07/2025	(565)
Singapore Dollar	BUY	110,672	1.31	05/07/2025	(392)
Singapore Dollar	BUY	112,374	1.33	05/07/2025	(2,520)
Singapore Dollar	BUY	112,465	1.33	05/07/2025	(2,428)
Singapore Dollar	BUY	122,979	1.34	05/07/2025	(3,404)
Singapore Dollar	BUY	126,072	1.35	05/07/2025	(4,141)
Singapore Dollar	BUY	134,290	1.34	05/07/2025	(3,583)
Singapore Dollar	BUY	149,407	1.34	05/07/2025	(3,784)
Singapore Dollar	BUY	154,479	1.33	05/07/2025	(2,543)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Singapore Dollar	BUY	$157,830	1.33	05/07/2025	$(3,021)
Singapore Dollar	BUY	160,526	1.34	05/07/2025	(4,155)
Singapore Dollar	BUY	174,768	1.34	05/07/2025	(5,232)
Singapore Dollar	BUY	179,036	1.31	05/07/2025	(964)
Singapore Dollar	BUY	179,256	1.34	05/07/2025	(4,574)
Singapore Dollar	BUY	186,591	1.34	05/07/2025	(4,899)
Singapore Dollar	BUY	186,688	1.31	05/07/2025	(972)
Singapore Dollar	BUY	186,722	1.34	05/07/2025	(4,768)
Singapore Dollar	BUY	186,835	1.34	05/07/2025	(4,655)
Singapore Dollar	BUY	190,298	1.31	05/07/2025	(1,192)
Singapore Dollar	BUY	213,112	1.31	05/07/2025	(1,356)
Singapore Dollar	BUY	235,444	1.34	05/07/2025	(5,833)
Singapore Dollar	BUY	242,344	1.34	05/07/2025	(6,593)
Singapore Dollar	BUY	269,614	1.34	05/07/2025	(6,130)
Singapore Dollar	BUY	284,171	1.34	05/07/2025	(6,893)
Singapore Dollar	BUY	479,071	1.32	05/07/2025	(3,482)
Singapore Dollar	BUY	668,509	1.34	05/07/2025	(17,023)
Singapore Dollar	BUY	940,495	1.35	05/07/2025	(28,441)
Singapore Dollar	SELL	111,082	1.31	05/07/2025	(18)
Singapore Dollar	SELL	80,783	1.30	05/07/2025	(357)
South African Rand	BUY	50,142	18.95	05/07/2025	(908)
South African Rand	BUY	74,453	18.94	05/07/2025	(1,316)
South African Rand	BUY	89,851	19.03	05/07/2025	(2,039)
South African Rand	BUY	110,859	19.03	05/07/2025	(2,526)
South African Rand	BUY	394,953	19.77	05/07/2025	(24,731)
South African Rand	BUY	398,701	19.59	05/07/2025	(20,983)
South African Rand	BUY	398,839	18.90	05/07/2025	(6,337)
South African Rand	BUY	399,771	18.86	05/07/2025	(5,405)
South African Rand	BUY	400,411	19.48	05/07/2025	(18,736)
South African Rand	BUY	400,515	19.48	05/07/2025	(18,632)
South African Rand	BUY	401,477	18.91	05/07/2025	(6,385)
South African Rand	BUY	401,976	19.43	05/07/2025	(17,708)
South African Rand	BUY	402,090	19.35	05/07/2025	(15,982)
South African Rand	BUY	402,335	19.39	05/07/2025	(16,812)
South African Rand	BUY	403,822	19.27	05/07/2025	(14,250)
South African Rand	BUY	407,940	19.51	05/07/2025	(19,804)
South African Rand	BUY	411,323	19.35	05/07/2025	(16,422)
South African Rand	BUY	629,337	19.50	05/07/2025	(30,013)
South African Rand	SELL	10,280,938	18.55	05/07/2025	(35,483)
South African Rand	SELL	1,967,949	18.26	05/07/2025	(36,649)
South African Rand	SELL	152,673	18.47	05/07/2025	(1,135)
South African Rand	SELL	113,777	18.55	05/07/2025	(393)
South African Rand	SELL	88,287	18.46	05/07/2025	(696)
South African Rand	SELL	64,707	18.55	05/07/2025	(223)
South African Rand	SELL	15,879	18.26	05/07/2025	(296)
South African Rand	SELL	1,908,662	18.58	06/03/2025	(6,646)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
South Korean Won	BUY	$108,373	1,423.69	05/07/2025	$(168)
South Korean Won	BUY	112,104	1,452.79	05/07/2025	(2,468)
South Korean Won	BUY	128,582	1,432.71	05/07/2025	(1,013)
South Korean Won	BUY	208,618	1,470.80	05/07/2025	(7,235)
South Korean Won	BUY	244,897	1,462.01	05/07/2025	(6,977)
South Korean Won	BUY	335,663	1,455.60	05/07/2025	(8,052)
South Korean Won	BUY	387,116	1,472.00	05/07/2025	(13,753)
South Korean Won	BUY	1,540,584	1,462.50	05/07/2025	(44,446)
South Korean Won	BUY	1,563,628	1,439.30	06/04/2025	(18,485)
Swedish Krona	BUY	13,126	9.75	05/07/2025	(147)
Swedish Krona	BUY	39,132	9.97	05/07/2025	(1,309)
Swedish Krona	BUY	54,805	9.85	05/07/2025	(1,190)
Swedish Krona	BUY	69,027	9.74	05/07/2025	(655)
Swedish Krona	BUY	77,217	9.71	05/07/2025	(554)
Swedish Krona	BUY	77,492	9.68	05/07/2025	(279)
Swedish Krona	BUY	82,155	9.74	05/07/2025	(800)
Swedish Krona	BUY	82,419	9.71	05/07/2025	(536)
Swedish Krona	BUY	88,554	10.05	05/07/2025	(3,734)
Swedish Krona	BUY	89,034	10.00	05/07/2025	(3,254)
Swedish Krona	BUY	98,274	9.67	05/07/2025	(236)
Swedish Krona	BUY	98,388	9.96	05/07/2025	(3,232)
Swedish Krona	BUY	107,919	9.82	05/07/2025	(1,997)
Swedish Krona	BUY	110,545	9.68	05/07/2025	(408)
Swedish Krona	BUY	111,047	10.00	05/07/2025	(4,054)
Swedish Krona	BUY	128,968	9.77	05/07/2025	(1,687)
Swedish Krona	BUY	131,203	9.68	05/07/2025	(489)
Swedish Krona	BUY	138,199	9.91	05/07/2025	(3,862)
Swedish Krona	BUY	147,754	9.81	05/07/2025	(2,603)
Swedish Krona	BUY	149,151	9.72	05/07/2025	(1,206)
Swedish Krona	BUY	150,395	9.77	05/07/2025	(2,035)
Swedish Krona	BUY	150,742	9.75	05/07/2025	(1,688)
Swedish Krona	BUY	267,854	10.01	05/07/2025	(10,046)
Swedish Krona	BUY	1,485,053	10.04	05/07/2025	(60,822)
Swedish Krona	BUY	2,741,391	10.04	05/07/2025	(112,276)
Swedish Krona	BUY	46,705	9.64	05/30/2025	(23)
Swedish Krona	SELL	3,992,708	9.60	05/07/2025	(18,105)
Swedish Krona	SELL	759,167	9.60	05/07/2025	(3,442)
Swedish Krona	SELL	184,233	9.55	05/07/2025	(1,731)
Swedish Krona	SELL	3,125	9.60	05/07/2025	(14)
Swedish Krona	SELL	149,267	9.58	05/30/2025	(777)
Swedish Krona	SELL	83,506	9.58	05/30/2025	(435)
Swedish Krona	SELL	36,566	9.57	05/30/2025	(222)
Swedish Krona	SELL	23,188	9.49	06/18/2025	(317)
Swiss Franc	BUY	9,601	1.20	05/07/2025	(137)
Swiss Franc	BUY	17,086	1.14	05/07/2025	(1,172)
Swiss Franc	BUY	78,285	1.20	05/07/2025	(833)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Swiss Franc	BUY	$81,771	1.17	05/07/2025	$(3,433)
Swiss Franc	BUY	82,645	1.18	05/07/2025	(2,560)
Swiss Franc	BUY	85,538	1.14	05/07/2025	(5,753)
Swiss Franc	BUY	91,024	1.14	05/07/2025	(6,352)
Swiss Franc	BUY	95,970	1.20	05/07/2025	(1,406)
Swiss Franc	BUY	96,339	1.20	05/07/2025	(1,038)
Swiss Franc	BUY	97,236	1.22	05/07/2025	(140)
Swiss Franc	BUY	103,065	1.21	05/07/2025	(397)
Swiss Franc	BUY	105,329	1.17	05/07/2025	(4,219)
Swiss Franc	BUY	106,659	1.19	05/07/2025	(2,889)
Swiss Franc	BUY	108,309	1.20	05/07/2025	(1,239)
Swiss Franc	BUY	108,543	1.14	05/07/2025	(7,092)
Swiss Franc	BUY	108,851	1.21	05/07/2025	(697)
Swiss Franc	BUY	111,241	1.17	05/07/2025	(4,393)
Swiss Franc	BUY	112,190	1.18	05/07/2025	(3,445)
Swiss Franc	BUY	112,200	1.18	05/07/2025	(3,434)
Swiss Franc	BUY	113,482	1.19	05/07/2025	(2,152)
Swiss Franc	BUY	113,649	1.14	05/07/2025	(8,071)
Swiss Franc	BUY	114,105	1.14	05/07/2025	(7,616)
Swiss Franc	BUY	115,066	1.15	05/07/2025	(6,654)
Swiss Franc	BUY	115,163	1.15	05/07/2025	(6,558)
Swiss Franc	BUY	146,293	1.17	05/07/2025	(5,858)
Swiss Franc	BUY	147,839	1.14	05/07/2025	(10,397)
Swiss Franc	BUY	162,200	1.20	05/07/2025	(2,123)
Swiss Franc	BUY	162,530	1.20	05/07/2025	(1,793)
Swiss Franc	BUY	169,738	1.17	05/07/2025	(6,757)
Swiss Franc	BUY	171,404	1.14	05/07/2025	(11,177)
Swiss Franc	BUY	204,760	1.14	05/07/2025	(14,337)
Swiss Franc	BUY	217,066	1.17	05/07/2025	(8,117)
Swiss Franc	BUY	244,717	1.14	05/07/2025	(16,982)
Swiss Franc	BUY	800,431	1.18	05/07/2025	(27,269)
Swiss Franc	BUY	801,266	1.18	05/07/2025	(26,434)
Swiss Franc	BUY	804,100	1.18	05/07/2025	(23,600)
Swiss Franc	BUY	10,293	1.21	05/30/2025	(82)
Swiss Franc	BUY	24,220	1.21	05/30/2025	(192)
Swiss Franc	BUY	49,651	1.21	05/30/2025	(393)
Swiss Franc	BUY	60,549	1.21	05/30/2025	(479)
Swiss Franc	BUY	544,945	1.21	05/30/2025	(4,315)
Swiss Franc	BUY	11,462	1.15	06/18/2025	(772)
Swiss Franc	SELL	184,067	1.23	05/07/2025	(1,486)
Swiss Franc	SELL	183,040	1.22	05/07/2025	(459)
Swiss Franc	SELL	154,670	1.24	05/07/2025	(2,519)
Swiss Franc	SELL	153,928	1.23	05/07/2025	(1,777)
Swiss Franc	SELL	129,085	1.23	05/07/2025	(1,279)
Swiss Franc	SELL	110,833	1.23	05/07/2025	(1,285)
Swiss Franc	SELL	110,611	1.23	05/07/2025	(1,062)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Swiss Franc	SELL	$110,470	1.23	05/07/2025	$(922)
Swiss Franc	SELL	109,885	1.22	05/07/2025	(336)
Swiss Franc	SELL	109,665	1.22	05/07/2025	(116)
Swiss Franc	SELL	92,170	1.23	05/07/2025	(880)
Swiss Franc	SELL	79,615	1.22	05/07/2025	(496)
Swiss Franc	SELL	30,819	1.23	06/18/2025	(234)
Swiss Franc	SELL	12,352	1.24	06/18/2025	(118)
Thai Baht	BUY	55,236	33.86	05/07/2025	(748)
Thai Baht	BUY	57,893	33.51	05/07/2025	(186)
Thai Baht	BUY	70,398	33.95	05/07/2025	(1,154)
Thai Baht	BUY	87,198	34.63	05/07/2025	(3,215)
Thai Baht	BUY	97,411	34.19	05/07/2025	(2,282)
Thai Baht	BUY	110,793	33.49	05/07/2025	(277)
Thai Baht	BUY	122,821	33.79	05/07/2025	(1,421)
Thai Baht	BUY	185,762	34.35	05/07/2025	(5,242)
Thai Baht	BUY	243,737	33.93	05/07/2025	(3,849)
Thai Baht	BUY	260,881	34.17	05/07/2025	(5,955)
Thai Baht	BUY	438,255	33.93	05/07/2025	(6,921)
Thai Baht	BUY	608,188	34.20	05/07/2025	(14,430)
Thai Baht	BUY	858,930	34.38	05/07/2025	(25,136)
Thai Baht	BUY	908,662	33.94	05/07/2025	(14,622)
Thai Baht	SELL	484,980	33.09	05/07/2025	(4,537)
Thai Baht	SELL	185,218	33.31	05/07/2025	(501)
Thai Baht	SELL	138,947	33.25	05/07/2025	(634)
Thai Baht	SELL	110,526	33.21	05/07/2025	(653)
Thai Baht	SELL	103,309	33.39	05/07/2025	(24)
Thai Baht	SELL	53,816	33.26	05/07/2025	(227)
Total Unrealized Depreciation on Forward Currency Contracts					$(4,327,135)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Sale Commitments ‡
	Face Amount				Proceeds	Value
		United States Government and Agency Obligations
USD	1,849,000	U.S. Treasury Bonds	4.25%	02/15/2054	$1,718,107	$1,713,323
	1,520,000	U.S. Treasury Notes	3.75%	04/15/2028	1,524,284	1,527,515
	1,309,500	U.S. Treasury Notes	4.00%	02/28/2030	1,280,058	1,327,189
	2,618,900	U.S. Treasury Notes	4.00%	02/28/2030	2,638,908	2,654,276
	6,950,000	U.S. Treasury Notes	4.00%	04/30/2032	6,968,144	6,982,966
	3,467,000	U.S. Treasury Notes	4.38%	12/31/2029	3,533,186	3,567,276
	1,129,000	U.S. Treasury Notes	4.63%	02/15/2035	1,156,143	1,169,401
		Total United States Government and Agency Obligations			18,818,830	18,941,946
		Corporate Obligations
	1,131,000	European Investment Bank	4.50%	03/14/2030	1,166,151	1,166,151
	1,306,000	International Bank for Reconstruction & Development	4.13%	03/20/2030	1,316,630	1,325,939
	2,242,000	Kreditanstalt fuer Wiederaufbau	4.63%	03/18/2030	2,325,316	2,336,742
		Total Corporate Obligations			4,808,097	4,828,832
		Foreign Government Obligations
AUD	558,000	Australia Government Bonds	1.25%	05/21/2032	301,233	300,326
	2,140,000	Australia Government Bonds	1.50%	06/21/2031	1,209,565	1,206,123
	3,660,000	Australia Government Bonds REG S	2.75%	11/21/2028	2,305,265	2,297,144
	5,598,000	Australia Government Bonds REG S	2.75%	11/21/2029	3,489,624	3,478,096
	2,241,000	Australia Government Bonds REG S	3.75%	05/21/2034	1,403,490	1,401,337
EUR	1,096,780	Bundesobligation REG S	2.20%	04/13/2028	1,262,127	1,263,150
	1,146,000	Bundesrepublik Deutschland Bundesanleihe REG S	1.00%	05/15/2038	1,059,039	1,065,873
	417,832	Bundesrepublik Deutschland Bundesanleihe REG S **+	2.02%	08/15/2030	427,727	428,674
	3,800,532	Bundesrepublik Deutschland Bundesanleihe REG S **+	2.04%	02/15/2031	3,841,963	3,841,963
	3,500,092	Bundesrepublik Deutschland Bundesanleihe REG S +	2.10%	08/15/2031	3,490,166	3,490,167
	1,065,000	Bundesrepublik Deutschland Bundesanleihe REG S +	2.21%	02/15/2032	1,044,402	1,048,293
	2,609,520	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	02/15/2035	2,967,635	2,982,274
	280,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	08/15/2054	292,101	294,704
	500,000	Bundesrepublik Deutschland Bundesanleihe REG S +	2.54%	05/15/2035	442,252	444,833
	324,000	Bundesrepublik Deutschland Bundesanleihe REG S	4.25%	07/04/2039	432,270	434,898
	463,000	European Union REG S	0.30%	11/04/2050	250,530	251,677
	647,500	European Union REG S	3.00%	12/04/2034	736,835	739,082
	2,274,000	European Union REG S	3.38%	12/12/2035	2,652,680	2,652,680
	417,000	European Union REG S	3.38%	11/04/2042	462,464	464,958
	390,895	French Republic Government Bonds OAT REG S	0.10%	07/25/2036	389,434	391,060
	6,524,000	French Republic Government Bonds OAT REG S	2.50%	09/24/2027	7,508,066	7,514,602
	6,875,000	French Republic Government Bonds OAT REG S	2.50%	05/25/2030	7,825,940	7,848,241
	719,000	French Republic Government Bonds OAT REG S	3.00%	05/25/2054	692,590	694,337
	1,330,000	French Republic Government Bonds OAT REG S	3.25%	05/25/2045	1,412,102	1,425,021
	323,000	Hellenic Republic Government Bonds	3.63%	06/15/2035	376,395	377,386
	1,067,458	Italy Buoni Poliennali Del Tesoro REG S	0.15%	05/15/2051	727,883	732,947
	2,372,000	Italy Buoni Poliennali Del Tesoro REG S	0.95%	03/01/2037	1,992,770	2,001,987
	1,228,000	Italy Buoni Poliennali Del Tesoro REG S	1.45%	03/01/2036	1,127,240	1,132,254
	3,607,000	Italy Buoni Poliennali Del Tesoro REG S	1.65%	03/01/2032	3,760,470	3,772,158
	9,429,000	Italy Buoni Poliennali Del Tesoro REG S	2.80%	12/01/2028	10,933,092	10,945,326
	2,955,000	Italy Buoni Poliennali Del Tesoro REG S	2.95%	07/01/2030	3,398,068	3,394,704
	1,478,000	Italy Buoni Poliennali Del Tesoro	2.95%	07/01/2030	1,699,192	1,699,683
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Sale Commitments ‡ (continued)
	Face Amount				Proceeds	Value
		Foreign Government Obligations (continued)
EUR	1,719,000	Italy Buoni Poliennali Del Tesoro REG S	2.95%	09/01/2038	$1,778,187	$1,784,130
	688,000	Italy Buoni Poliennali Del Tesoro REG S	3.35%	03/01/2035	774,300	777,024
	1,703,000	Italy Buoni Poliennali Del Tesoro REG S	3.50%	03/01/2030	2,022,751	2,024,888
	212,000	Italy Buoni Poliennali Del Tesoro REG S	3.85%	07/01/2034	248,895	249,912
	2,260,000	Italy Buoni Poliennali Del Tesoro REG S	4.15%	10/01/2039	2,625,766	2,638,427
	3,709,000	Italy Buoni Poliennali Del Tesoro REG S	4.15%	10/01/2039	4,314,950	4,330,689
	1,242,000	Italy Buoni Poliennali Del Tesoro REG S	4.30%	10/01/2054	1,399,553	1,397,372
	950,000	Italy Buoni Poliennali Del Tesoro REG S	4.45%	09/01/2043	1,124,938	1,130,217
	1,270,000	Italy Buoni Poliennali Del Tesoro REG S	4.50%	10/01/2053	1,481,899	1,486,643
	1,482,000	Italy Buoni Poliennali Del Tesoro REG S	4.75%	09/01/2044	1,827,245	1,834,746
	2,322,000	Italy Buoni Poliennali Del Tesoro REG S	5.00%	09/01/2040	2,945,916	2,957,686
	4,440,000	Italy Buoni Poliennali Del Tesoro REG S	6.00%	05/01/2031	5,934,025	5,940,297
JPY	64,008,341	Japan Government CPI-Linked Bonds +«(a)	(0.34)%	03/10/2031	467,350	469,146
	375,150,000	Japan Government Ten Year Bonds	0.10%	03/20/2029	2,560,917	2,560,854
	72,100,000	Japan Government Ten Year Bonds	0.10%	03/20/2031	483,403	482,524
	72,100,000	Japan Government Ten Year Bonds	0.10%	03/20/2031	482,317	482,187
	275,350,000	Japan Government Ten Year Bonds	0.50%	03/20/2033	1,848,739	1,848,615
EUR	468,750	Kingdom of Belgium Government Bonds REG S	2.85%	10/22/2034	526,694	528,861
	997,800	Kingdom of Belgium Government Bonds REG S	3.00%	06/22/2034	1,140,378	1,145,287
	4,283,569	Netherlands Government Bonds REG S	2.50%	07/15/2034	4,821,423	4,825,158
	3,445,000	Spain Government Bonds REG S	0.50%	10/31/2031	3,422,735	3,429,815
	4,269,000	Spain Government Bonds REG S	1.25%	10/31/2030	4,546,636	4,557,238
	9,565,000	Spain Government Bonds REG S	1.45%	10/31/2027	10,740,472	10,750,491
	840,000	Spain Government Bonds REG S	1.90%	10/31/2052	644,629	640,252
	930,000	Spain Government Bonds REG S	3.90%	07/30/2039	1,096,506	1,102,020
	620,000	Spain Government Bonds REG S	4.70%	07/30/2041	803,706	798,491
SEK	36,280,000	Sweden Government Bonds REG S	0.75%	05/12/2028	3,651,618	3,646,249
	5,695,000	Sweden Government Bonds REG S	2.25%	05/11/2035	588,281	587,722
GBP	1,919,342	U.K. Gilts REG S	0.25%	07/31/2031	2,050,146	2,052,232
	6,370,676	U.K. Gilts REG S	0.38%	10/22/2026	8,147,056	8,136,808
	917,000	U.K. Gilts REG S	0.50%	10/22/2061	341,438	340,416
	5,561,000	U.K. Gilts REG S	0.63%	07/31/2035	5,106,736	5,126,040
	374,000	U.K. Gilts REG S	0.63%	10/22/2050	187,009	188,157
	1,550,000	U.K. Gilts REG S	1.13%	01/31/2039	1,318,046	1,325,236
	4,520,392	U.K. Gilts REG S	3.75%	01/29/2038	5,493,078	5,512,702
	505,500	U.K. Gilts REG S	3.75%	07/22/2052	531,891	535,957
	455,000	U.K. Gilts REG S	3.75%	10/22/2053	477,766	477,084
	2,447,600	U.K. Gilts REG S	4.00%	10/22/2031	3,256,178	3,258,172
	725,250	U.K. Gilts REG S	4.25%	06/07/2032	978,829	980,012
	6,028,000	U.K. Gilts REG S	4.25%	07/31/2034	7,966,742	7,985,563
	2,621,250	U.K. Gilts REG S	4.25%	03/07/2036	3,414,500	3,423,326
	1,220,000	U.K. Gilts REG S	4.25%	09/07/2039	1,532,361	1,539,339
	574,000	U.K. Gilts REG S	4.25%	12/07/2040	712,118	716,088
	2,545,000	U.K. Gilts REG S	4.25%	12/07/2046	2,992,545	3,009,900
	5,326,336	U.K. Gilts REG S	4.50%	03/07/2035	7,138,544	7,141,528
	990,000	U.K. Gilts REG S	4.63%	01/31/2034	1,350,127	1,351,240
	2,830,000	U.K. Gilts REG S	4.75%	12/07/2030	3,916,420	3,945,987
	2,830,000	U.K. Gilts REG S	4.75%	12/07/2030	3,951,735	3,948,861
	568,750	U.K. Gilts REG S	4.75%	12/07/2038	762,698	763,168
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Forward Sale Commitments ‡ (continued)
	Face Amount				Proceeds	Value
		Foreign Government Obligations (continued)
GBP	626,588	U.K. Inflation-Linked Gilts REG S «	0.13%	11/22/2056	$465,733	$469,535
	661,277	U.K. Inflation-Linked Gilts REG S «	0.25%	03/22/2052	541,855	546,017
	589,768	U.K. Inflation-Linked Gilts REG S «	0.75%	11/22/2047	599,840	604,552
	467,389	U.K. Inflation-Linked Gilts REG S «	1.25%	11/22/2055	506,110	510,737
		Total Foreign Government Obligations			197,958,340	198,311,556
		Total Forward Sale Commitments			$221,585,267	$222,082,334
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Futures Contracts
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10YR Euro-Bund Bonds	BUY	EUR	20	$227	05/2025	$(455)
10YR Euro-Bund Bonds	BUY	EUR	19	1,080	05/2025	(22,019)
10YR Euro-Bund Bonds	BUY	EUR	51	7,639,847	06/2025	56,440
10YR Euro-Bund Bonds	SELL	EUR	28	318	05/2025	8,548
10YR Euro-Bund Bonds	SELL	EUR	31	4,643,828	06/2025	(37,168)
10YR Japanese Government Bonds	SELL	JPY	4	3,944,195	06/2025	(64,791)
10YR U.S. Treasury Notes	BUY	USD	8	897,750	06/2025	9,172
10YR U.S. Treasury Notes	SELL	USD	6	673,313	06/2025	47
2YR U.S. Treasury Notes	SELL	USD	22	4,579,266	06/2025	(15,039)
3 Month CORRA	BUY	CAD	8	1,411,062	09/2025	(509)
3 Month Euribor	BUY	EUR	4	1,117,027	09/2025	3,240
3 Month SOFR	SELL	USD	2	479,575	09/2025	(144)
3 Month SONIA	SELL	GBP	241	77,671,339	03/2026	(81,517)
3 Month SONIA	SELL	GBP	120	38,724,614	09/2026	(32,027)
30YR Euro-Buxl Bonds	BUY	EUR	17	2,398,201	06/2025	(2,046)
3YR Australia Treasury Bonds	BUY	AUD	3	206,644	06/2025	2,664
5YR Euro-Bobl Notes	SELL	EUR	72	9,791,237	06/2025	(20,927)
5YR U.S. Treasury Notes	BUY	USD	14	1,528,734	06/2025	3,586
5YR U.S. Treasury Notes	SELL	USD	39	4,258,617	06/2025	(35,943)
Brent Crude Oil	BUY	USD	3	181,770	01/2026	(9,284)
Brent Crude Oil	SELL	USD	1	61,060	05/2025	5,410
Canola	BUY	CAD	25	250,633	07/2025	12,846
Coffee	BUY	USD	4	214,760	07/2025	22,575
Coffee	BUY	USD	1	141,356	03/2026	(3,118)
Copper	BUY	USD	1	115,225	07/2025	(5,620)
Copper	SELL	USD	2	230,450	07/2025	(7,638)
Copper	SELL	USD	1	116,425	09/2025	(7,163)
Corn	BUY	USD	7	166,425	07/2025	(6,436)
Corn	BUY	USD	6	138,225	03/2026	(2,191)
Corn	SELL	USD	12	285,300	07/2025	(1,386)
Cotton	BUY	USD	1	34,510	03/2026	(556)
Cotton	SELL	USD	5	165,050	07/2025	863
DJ Euro Stoxx 50 Index	SELL	EUR	37	2,147,991	06/2025	(13,754)
E-Mini Nasdaq 100 Index	SELL	USD	42	1,651,314	06/2025	(23,739)
E-Mini S&P 500 Index	SELL	USD	58	1,620,230	06/2025	(18,100)
Euro-BTP Italian Government Bonds	BUY	EUR	12	1,640,876	06/2025	7,457
Euro-BTP Italian Government Bonds	SELL	EUR	36	4,922,628	06/2025	(91,736)
Euro-Oat	SELL	EUR	88	12,568,272	06/2025	(103,533)
Euro-Schatz	BUY	EUR	39	4,768,928	06/2025	415
Euro-Schatz	SELL	EUR	93	11,372,058	06/2025	(15,073)
Gas Oil	BUY	USD	2	119,700	06/2025	(3,019)
Gas Oil	BUY	USD	1	59,200	01/2026	(6,875)
Gas Oil	SELL	USD	1	59,350	07/2025	285
Gasoline RBOB	BUY	USD	2	169,487	05/2025	147
Gasoline RBOB	BUY	USD	1	70,787	12/2025	(7,810)
Gasoline RBOB	SELL	USD	1	83,693	06/2025	(109)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Futures Contracts (continued)
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Gasoline RBOB	SELL	USD	1	$80,703	08/2025	$6,380
Gasoline RBOB	SELL	USD	1	74,395	09/2025	2,680
Lean Hogs	BUY	USD	2	63,720	02/2026	357
Lean Hogs	SELL	USD	7	275,170	06/2025	(12,642)
Live Cattle	BUY	USD	1	81,190	02/2026	(76)
Live Cattle	SELL	USD	1	83,360	06/2025	(3,730)
LME Aluminum	BUY	USD	4	238,719	05/2025	(20,426)
LME Aluminum	BUY	USD	1	59,992	06/2025	(6,105)
LME Aluminum	BUY	USD	1	59,966	07/2025	460
LME Aluminum	BUY	USD	1	60,196	09/2025	(7,079)
LME Aluminum	SELL	USD	4	238,719	05/2025	27,982
LME Aluminum	SELL	USD	5	299,959	06/2025	4,417
LME Aluminum	SELL	USD	1	59,966	07/2025	(603)
LME Aluminum	SELL	USD	1	60,196	09/2025	7,183
LME Copper	BUY	USD	1	228,549	05/2025	(13,868)
LME Copper	SELL	USD	1	228,549	05/2025	9,733
LME Lead	BUY	USD	8	391,544	05/2025	675
LME Lead	BUY	USD	1	48,979	06/2025	973
LME Lead	SELL	USD	8	391,544	05/2025	10,094
LME Lead	SELL	USD	3	146,937	06/2025	(6,026)
LME Nickel	BUY	USD	2	183,240	05/2025	(14,834)
LME Nickel	BUY	USD	1	92,021	06/2025	515
LME Nickel	SELL	USD	2	183,240	05/2025	4,952
LME Nickel	SELL	USD	1	92,021	06/2025	1,227
LME Tin	BUY	USD	2	311,930	05/2025	(14,977)
LME Tin	BUY	USD	1	156,340	06/2025	(14,222)
LME Tin	SELL	USD	2	311,930	05/2025	34,486
LME Tin	SELL	USD	1	156,340	06/2025	(548)
LME Zinc	BUY	USD	3	192,768	05/2025	(23,667)
LME Zinc	BUY	USD	1	64,503	06/2025	(1,094)
LME Zinc	SELL	USD	3	192,768	05/2025	20,945
LME Zinc	SELL	USD	2	129,006	06/2025	1,129
Natural Gas	BUY	USD	2	66,520	05/2025	(16,770)
Natural Gas	BUY	EUR	3	79,351	05/2025	(12,162)
Natural Gas	BUY	USD	1	37,930	09/2025	410
Natural Gas	BUY	USD	5	246,200	12/2025	(25,963)
Natural Gas	BUY	USD	1	41,080	02/2026	1,460
Natural Gas	BUY	USD	1	37,980	03/2026	(1,520)
Natural Gas	SELL	USD	6	199,560	05/2025	6,570
Natural Gas	SELL	USD	8	290,800	06/2025	13,311
Natural Gas	SELL	USD	1	37,180	08/2025	11,086
Natural Gas	SELL	USD	2	75,860	09/2025	7,120
NY Harbor ULSD	BUY	USD	1	84,916	12/2025	(7,564)
NY Harbor ULSD	SELL	USD	1	83,370	06/2025	1,319
Palladium	BUY	USD	2	186,880	06/2025	(8,970)
Platinum	BUY	USD	3	145,410	07/2025	(1,970)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Futures Contracts (continued)
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Rapeseed	BUY	EUR	10	$262,589	07/2025	$(7,530)
Silver	SELL	USD	1	164,140	07/2025	(14,722)
Soybean	BUY	USD	3	154,425	01/2026	1,432
Soybean	SELL	USD	6	313,350	07/2025	(13,338)
Soybean Oil	BUY	USD	4	116,328	01/2026	11,532
Soybean Oil	BUY	USD	3	91,650	01/2026	(2,691)
Soybean Oil	SELL	USD	5	149,000	07/2025	(3,008)
Soybean Oil	SELL	USD	5	146,910	07/2025	(7,356)
Sugar	BUY	USD	2	49,280	07/2025	(1,260)
Sugar	BUY	USD	3	59,875	02/2026	(4,188)
Sugar	SELL	USD	10	193,200	06/2025	13,979
U.K. Gilts	SELL	GBP	21	2,623,208	06/2025	(11,434)
U.S. Treasury Long Bonds	BUY	USD	5	583,125	06/2025	7,719
U.S. Treasury Long Bonds	SELL	USD	1	116,625	06/2025	(1,000)
Ultra 10YR U.S. Treasury Notes	SELL	USD	18	2,065,219	06/2025	(7,545)
Ultra Long U.S. Treasury Bonds	BUY	USD	6	726,187	06/2025	3,756
Wheat	BUY	USD	2	59,700	07/2025	(1,113)
Wheat	BUY	USD	1	26,538	07/2025	(1,550)
Wheat	BUY	EUR	6	73,235	12/2025	(4,386)
Wheat	BUY	USD	2	58,850	03/2026	(1,464)
Wheat	BUY	USD	2	58,850	03/2026	(2,183)
Wheat	SELL	USD	2	52,950	07/2025	4,139
WTI Crude Oil	BUY	USD	3	174,630	05/2025	(6,635)
WTI Crude Oil	BUY	USD	2	113,280	12/2025	(19,262)
WTI Crude Oil	SELL	USD	3	172,860	06/2025	9,234
Total Futures Contracts						$(604,256)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts
Bi-Lateral Credit Default Swaps
Currency	Notional	Expiration Date	Counter- party	Receive (Pay)	Reference Obligation	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	225,000	01/16/2030	JPM	1.00%	Saudi Government International Bonds	$288	$1,664
	475,000	01/16/2030	BCY	1.00%	Saudi Government International Bonds	7,510	(2,556)
	100,000	06/20/2030	BOA	1.00%	Penerbangan Malaysia Bhd.	1,547	281
	575,000	06/20/2030	BOA	1.00%	Penerbangan Malaysia Bhd.	11,063	(552)
	90,000	07/28/2031	DBF	1.00%	Indonesia Government International Bonds	(771)	979
	30,000	09/12/2031	JPM	(1.00%)	Brazilian Government International Bonds	1,316	(255)
	50,000	09/12/2031	BCY	(1.00%)	Brazilian Government International Bonds	2,273	(505)
	50,000	09/12/2031	BCY	(1.00%)	Brazilian Government International Bonds	2,399	(631)
	55,000	09/12/2031	GST	(1.00%)	Brazilian Government International Bonds	2,987	(1,041)
	60,000	09/12/2031	GST	(1.00%)	Brazilian Government International Bonds	3,258	(1,136)
	100,000	09/12/2031	MSI	(1.00%)	Brazilian Government International Bonds	4,538	(1,001)
	110,000	09/12/2031	MSI	(1.00%)	Brazilian Government International Bonds	6,020	(2,130)
	30,000	01/28/2033	MSI	1.00%	Colombia Government International Bonds	(2,379)	213
	50,000	01/28/2033	BCY	1.00%	Colombia Government International Bonds	(3,818)	208
	50,000	01/28/2033	BCY	1.00%	Colombia Government International Bonds	(3,677)	67
	100,000	01/28/2033	MSI	1.00%	Colombia Government International Bonds	(7,593)	372
	125,000	01/28/2033	GST	1.00%	Colombia Government International Bonds	(6,899)	(2,126)
	200,000	01/28/2033	MSI	1.00%	Colombia Government International Bonds	(14,763)	321
	35,000	11/21/2033	MSI	1.00%	Peruvian Government International Bonds	(193)	202
	35,000	11/21/2033	JPM	1.00%	Peruvian Government International Bonds	(177)	186
	35,000	11/21/2033	BOA	1.00%	Peruvian Government International Bonds	(177)	186
	35,000	11/21/2033	BCY	1.00%	Peruvian Government International Bonds	(171)	180
	90,000	11/21/2033	BOA	1.00%	Peruvian Government International Bonds	(111)	135
	135,000	11/21/2033	JPM	1.00%	Peruvian Government International Bonds	(104)	141
	650,000	11/21/2033	GST	1.00%	Peruvian Government International Bonds	2,901	(2,726)
Total Bi-Lateral Credit Default Swaps						$5,267	$(9,524)
Centrally Cleared Credit Default Swaps
Currency	Notional	Expiration Date	Exchange	Receive (Pay)	Reference Obligation	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,153,000	12/20/2029	ICE	5.00%	CDX NA HY Series 43 Version 1 Index	$135,046	$(42,798)
	2,450,000	06/20/2030	ICE	(5.00%)	CDX NA HY Series 44 Version 1 Index	(67,269)	30,207
	1,530,000	06/20/2030	ICE	5.00%	CDX NA HY Series 44 Version 1 Index	68,926	5,362
EUR	2,305,000	06/20/2030	ICE	(5.00%)	iTraxx Europe Crossover Series 43 Version 1 Index	(166,438)	(17,786)
	4,465,000	06/20/2030	ICE	1.00%	iTraxx Europe Series 43 Version 1 Index	52,996	31,052
	5,212,000	06/20/2030	ICE	(1.00%)	iTraxx Europe Senior Financials Series 43 Version 1 Index	(84,544)	590
Total Centrally Cleared Credit Default Swaps						$(61,283)	$6,627
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Bi-Lateral Cross Currency Swaps
Expiration Date	Counterparty	Pay Amount	Receive Amount	Upfront Premiums Paid/ Received	Unrealized Appreciation/ (Depreciation)
09/17/2030	BOA	SEK 1,958,884 plus 3 Month SEK STIBOR minus 11.05%	SEK 1,958,884 plus 3 Month SEK STIBOR minus 11.05%	$0	$1,879
09/17/2030	BOA	NOK 1,941,477 plus 3 Month NOK NOBOR minus 18.45%	NOK 1,941,477 plus 3 Month NOK NOBOR minus 18.45%	0	697
09/17/2030	MSI	NZD 1,964,064 plus 3 Month NZD BKBM minus 0.03%	NZD 1,964,064 plus 3 Month NZD BKBM minus 0.03%	0	426
09/17/2030	BOA	AUD 1,964,970 plus 3 Month AUD BBSW plus 0.05%	AUD 1,964,970 plus 3 Month AUD BBSW plus 0.05%	0	137
09/17/2030	MSI	CAD 1,957,411 plus 3 Month CAD CORRA minus 0.02%	CAD 1,957,411 plus 3 Month CAD CORRA minus 0.02%	0	(1,110)
Total Bi-Lateral Cross Currency Swaps				$0	$2,029
Bi-Lateral Interest Rate Swaps
Currency	Notional	Expiration Date	Counter- party	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MYR	33,894	06/18/2027	CBK	3.52%	Receive	3 Month MYR KLIBOR BNM	$0	$(209)
	90,970	09/17/2027	JPM	3.23%	Receive	3 Month MYR KLIBOR BNM	0	(131)
	362,401	09/17/2027	JPM	3.42%	Receive	3 Month MYR KLIBOR BNM	0	(1,872)
	454,192	03/17/2030	SCB	3.60%	Receive	3 Month MYR KLIBOR BNM	0	(3,812)
	50,832	06/16/2030	GST	3.70%	Receive	3 Month MYR KLIBOR BNM	0	(525)
	311,688	06/18/2030	HUS	3.49%	Receive	3 Month MYR KLIBOR BNM	0	3,086
	4,339	06/18/2030	CBK	3.52%	Receive	3 Month MYR KLIBOR BNM	0	48
	255,266	09/17/2030	JPM	3.51%	Receive	3 Month MYR KLIBOR BNM	0	2,744
Total Bi-Lateral Interest Rate Swaps							$0	$(671)
Centrally Cleared Interest Rate Swaps
Currency	Notional	Expiration Date	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPY	253,483,188	06/17/2025	LCH	0.50%	Receive	12 Month JPY TONA	$7,411	$(14,837)
MXN	2,772,685	06/17/2026	CME	8.01%	Receive	28 Day MXN TIIE Banxico	140	(4,886)
AUD	1,121,195	06/18/2026	LCH	3.84%	Pay	3 Month AUD BBR BBSW	127	6,301
GBP	584,635	06/18/2026	LCH	4.28%	Pay	12 Month GBP WMBA SONIA Compound	95	3,602
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
PLN	422,252	06/18/2026	LCH	5.22%	Pay	12 Month PLN WIBOR WIBO	$0	$4,019
CLP	711,567	06/18/2026	CME	5.09%	Receive	6 Month CLP TNA ABIF	0	(4,455)
NOK	858,470	06/18/2026	LCH	3.72%	Receive	12 Month NOK NIBOR NIBR	4,022	(252)
SEK	1,021,865	06/18/2026	LCH	1.84%	Receive	12 Month SEK STIBOR	3,622	(940)
JPY	7,912,557	06/18/2026	LCH	0.59%	Receive	12 Month JPY TONA	865	268
ZAR	1,004,454	09/17/2026	LCH	7.33%	Pay	3 Month ZAR JIBAR SAFEX	79	3,004
NZD	342,757	09/17/2026	LCH	3.31%	Receive	6 Month NZD BBR FRA	(81)	(1,318)
SGD	462,435	09/17/2026	LCH	2.20%	Receive	6 Month SGD SOR Telerate	(6)	(2,258)
CAD	956,326	09/17/2026	LCH	2.34%	Receive	1 Month CAD CORRA	76	(1,114)
ILS	2,317,306	09/17/2026	LCH	3.95%	Receive	12 Month ILS TELBOR	(763)	(1,614)
GBP	7,493,656	10/22/2026	LCH	4.53%	Pay	12 Month GBP WMBA SONIA Compound	33,366	56,758
AUD	662,457	12/17/2026	LCH	4.13%	Pay	3 Month AUD BBR BBSW	2,223	5,057
CAD	611,568	12/17/2026	LCH	2.97%	Receive	1 Month CAD CORRA	(1,908)	(2,715)
NOK	2,180,939	12/17/2026	LCH	3.16%	Receive	12 Month NOK NIBOR NIBR	17,573	(5,982)
BRL	287,581	01/04/2027	CME	15.23%	Receive	BRL CDI	0	(7,904)
	320,134	01/04/2027	CME	14.87%	Receive	BRL CDI	0	(5,733)
GBP	6,270,349	03/07/2027	LCH	4.47%	Receive	12 Month GBP WMBA SONIA Compound	(13,130)	(87,451)
EUR	4,681,096	03/11/2027	LCH	1.94%	Receive	12 Month EUR EURIBOR	(1,705)	(7,399)
MXN	1,812,907	03/17/2027	CME	8.89%	Receive	28 Day MXN TIIE Banxico	0	(23,989)
ZAR	1,637,607	03/18/2027	LCH	7.41%	Pay	3 Month ZAR JIBAR SAFEX	(61)	6,384
HUF	1,362,766	03/18/2027	LCH	6.49%	Pay	12 Month HUF BUBOR	(56)	15,965
PLN	960,640	03/18/2027	LCH	4.67%	Pay	12 Month PLN WIBOR WIBO	63	12,061
CLP	615,286	03/18/2027	CME	5.58%	Pay	6 Month CLP TNA ABIF	(4)	8,585
KRW	476,600	03/18/2027	LCH	2.57%	Pay	3 Month KRW CD KSDA	41	2,247
ILS	2,475,194	03/18/2027	LCH	3.93%	Receive	12 Month ILS TELBOR	59	(7,586)
GBP	12,799,813	04/23/2027	LCH	3.50%	Receive	12 Month GBP WMBA SONIA Compound	(3,097)	(8,987)
JPY	12,270,759	04/28/2027	LCH	0.72%	Receive	12 Month JPY TONA	2,421	(3,374)
MXN	3,464,960	06/16/2027	CME	8.01%	Pay	28 Day MXN TIIE Banxico	(167)	22,684
	945,805	06/16/2027	CME	8.91%	Pay	28 Day MXN TIIE Banxico	0	22,621
NZD	274,238	06/17/2027	LCH	3.44%	Pay	6 Month NZD BBR FRA	(6)	859
EUR	667,095	06/17/2027	LCH	1.91%	Receive	12 Month EUR EURIBOR	2,218	(2,703)
SEK	907,232	06/17/2027	LCH	1.97%	Receive	12 Month SEK STIBOR	3,723	(2,657)
EUR	12,351,719	06/18/2027	LCH	1.84%	Pay	12 Month EUR EURIBOR	(10,029)	6,361
	8,431,536	06/18/2027	LCH	1.78%	Pay	12 Month EUR STR	24,661	1,534
GBP	4,195,688	06/18/2027	LCH	3.97%	Pay	12 Month GBP WMBA SONIA Compound	10,192	25,300
NZD	4,167,376	06/18/2027	LCH	3.47%	Pay	6 Month NZD BBR FRA	15,202	20,795
NOK	2,423,073	06/18/2027	LCH	4.34%	Pay	12 Month NOK NIBOR NIBR	4,184	14,323
CLP	1,155,091	06/18/2027	CME	5.03%	Pay	6 Month CLP TNA ABIF	0	15,857
SGD	665,755	06/18/2027	LCH	2.47%	Pay	6 Month SGD SOR Telerate	0	10,192
CZK	646,301	06/18/2027	LCH	3.42%	Pay	12 Month CZK PRIBOR PRBO	0	3,257
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CZK	463,246	06/18/2027	LCH	3.37%	Pay	12 Month CZK PRIBOR PRBO	$0	$1,780
CLP	461,094	06/18/2027	CME	5.02%	Pay	6 Month CLP TNA ABIF	0	6,198
KRW	323,543	06/18/2027	LCH	2.51%	Pay	3 Month KRW CD KSDA	0	2,062
CLP	262,885	06/18/2027	CME	4.98%	Pay	6 Month CLP TNA ABIF	0	3,269
KRW	196,997	06/18/2027	LCH	2.52%	Pay	3 Month KRW CD KSDA	0	1,272
	139,686	06/18/2027	LCH	2.54%	Pay	3 Month KRW CD KSDA	0	976
INR	235,299	06/18/2027	LCH	6.11%	Receive	6 Month INR FBIL MIBOR OIS Compound	0	(2,799)
	275,679	06/18/2027	LCH	6.27%	Receive	6 Month INR FBIL MIBOR OIS Compound	0	(4,144)
JPY	20,023,911	06/18/2027	LCH	0.69%	Receive	12 Month JPY TONA	(28,364)	17,650
GBP	880,171	09/16/2027	LCH	3.97%	Pay	12 Month GBP WMBA SONIA Compound	(80)	4,700
SEK	5,936,379	09/17/2027	LCH	2.50%	Pay	12 Month SEK STIBOR	1,140	49,599
EUR	3,985,504	09/17/2027	LCH	2.34%	Pay	12 Month EUR EURIBOR	(562)	41,230
CAD	3,194,161	09/17/2027	LCH	2.38%	Pay	6 Month CAD CORRA	8,340	(923)
ILS	2,625,987	09/17/2027	LCH	3.82%	Pay	12 Month ILS TELBOR	573	3,735
KRW	1,764,406	09/17/2027	LCH	2.52%	Pay	3 Month KRW CD KSDA	118	13,612
	899,973	09/17/2027	LCH	2.26%	Pay	3 Month KRW CD KSDA	0	2,330
SGD	842,144	09/17/2027	LCH	2.18%	Pay	6 Month SGD SOR Telerate	25	8,346
PLN	783,598	09/17/2027	LCH	3.83%	Pay	12 Month PLN WIBOR WIBO	0	1,942
SGD	571,342	09/17/2027	LCH	1.80%	Pay	6 Month SGD SOR Telerate	0	1,345
PLN	555,713	09/17/2027	LCH	3.70%	Pay	12 Month PLN WIBOR WIBO	0	(61)
SGD	485,444	09/17/2027	LCH	1.80%	Pay	6 Month SGD SOR Telerate	0	1,112
	415,175	09/17/2027	LCH	1.78%	Pay	6 Month SGD SOR Telerate	0	830
	351,995	09/17/2027	LCH	1.82%	Pay	6 Month SGD SOR Telerate	0	974
KRW	308,023	09/17/2027	LCH	2.40%	Pay	3 Month KRW CD KSDA	0	1,696
	279,466	09/17/2027	LCH	2.26%	Pay	3 Month KRW CD KSDA	0	729
COP	245,045	09/17/2027	CME	8.00%	Pay	3 Month COP IBR OIS Compound	0	106
CNY	198,388	09/17/2027	LCH	1.33%	Pay	3 Month CNY CNREPOFIX	0	(113)
INR	196,002	09/17/2027	LCH	5.42%	Pay	6 Month INR FBIL MIBOR OIS Compound	0	1
ILS	192,698	09/17/2027	LCH	3.82%	Pay	12 Month ILS TELBOR	0	356
ZAR	186,389	09/17/2027	LCH	7.29%	Pay	3 Month ZAR JIBAR SAFEX	0	958
	170,250	09/17/2027	LCH	7.29%	Pay	3 Month ZAR JIBAR SAFEX	0	869
SGD	167,594	09/17/2027	LCH	1.78%	Pay	6 Month SGD SOR Telerate	0	335
ZAR	164,173	09/17/2027	LCH	7.24%	Pay	3 Month ZAR JIBAR SAFEX	0	703
HUF	150,061	09/17/2027	LCH	5.95%	Pay	12 Month HUF BUBOR	0	817
	123,355	09/17/2027	LCH	6.17%	Pay	12 Month HUF BUBOR	0	1,156
SGD	108,720	09/17/2027	LCH	2.04%	Pay	6 Month SGD SOR Telerate	0	787
COP	70,218	09/17/2027	CME	7.83%	Pay	3 Month COP IBR OIS Compound	0	(179)
HUF	52,861	09/17/2027	LCH	6.03%	Pay	12 Month HUF BUBOR	0	371
	52,861	09/17/2027	LCH	6.05%	Pay	12 Month HUF BUBOR	0	391
ZAR	157,613	09/17/2027	LCH	7.36%	Receive	3 Month ZAR JIBAR SAFEX	2	(984)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ZAR	203,478	09/17/2027	LCH	7.42%	Receive	3 Month ZAR JIBAR SAFEX	$(30)	$(1,426)
	459,735	09/17/2027	LCH	7.50%	Receive	3 Month ZAR JIBAR SAFEX	0	(4,069)
HUF	517,267	09/17/2027	LCH	6.18%	Receive	12 Month HUF BUBOR	59	(5,271)
INR	1,493,356	09/17/2027	LCH	5.86%	Receive	6 Month INR FBIL MIBOR OIS Compound	(37)	(11,801)
AUD	2,086,653	09/17/2027	LCH	3.66%	Receive	3 Month AUD BBR BBSW	42	(24,449)
USD	2,388,799	09/17/2027	LCH	3.66%	Receive	12 Month USD SOFR	(201)	(22,402)
EUR	2,536,650	11/15/2028	LCH	2.22%	Receive	12 Month EUR EURIBOR	(276)	(18,151)
BRL	180,868	01/02/2029	CME	14.04%	Pay	BRL CDI	0	3,488
	160,183	01/02/2029	CME	13.91%	Pay	BRL CDI	0	2,374
	39,255	01/02/2029	CME	14.06%	Pay	BRL CDI	0	780
	59,524	01/02/2029	CME	14.68%	Receive	BRL CDI	0	(2,643)
	59,615	01/02/2029	CME	14.64%	Receive	BRL CDI	0	(2,548)
	119,472	01/02/2029	CME	14.58%	Receive	BRL CDI	0	(4,841)
JPY	1,201,912	04/15/2029	LCH	0.75%	Receive	12 Month JPY TONA	(519)	1,936
AUD	397,632	09/16/2029	LCH	3.84%	Pay	3 Month AUD BBR BBSW	(1,572)	7,068
CAD	203,837	09/16/2029	LCH	3.00%	Receive	6 Month CAD CORRA	(1,817)	(1,744)
SEK	673,120	12/16/2029	LCH	2.56%	Pay	12 Month SEK STIBOR	(292)	4,259
NOK	719,169	12/16/2029	LCH	3.59%	Receive	12 Month NOK NIBOR NIBR	7,527	(5,107)
BRL	87,943	01/02/2030	CME	14.77%	Receive	BRL CDI	0	(5,256)
USD	5,440,728	01/15/2030	LCH	2.52%	Pay	USA CPI U	2,272	(13,118)
EUR	3,552,142	01/15/2030	LCH	2.06%	Receive	12 Month EUR STR	(9,824)	(16,629)
	4,068,914	02/25/2030	LCH	2.28%	Receive	12 Month EUR STR	(18,680)	(54,412)
USD	4,887,718	03/03/2030	LCH	2.52%	Pay	USA CPI U	(1,718)	(1,998)
COP	337,890	03/17/2030	CME	9.03%	Receive	3 Month COP IBR OIS Compound	(388)	(4,237)
ILS	375,920	03/17/2030	LCH	4.08%	Receive	12 Month ILS TELBOR	27	(2,444)
ZAR	850,081	03/17/2030	LCH	8.23%	Receive	3 Month ZAR JIBAR SAFEX	(80)	(9,101)
INR	1,884,240	03/17/2030	LCH	6.18%	Receive	6 Month INR FBIL MIBOR OIS Compound	(142)	(22,908)
EUR	3,319,421	04/29/2030	LCH	1.97%	Receive	12 Month EUR STR	(3,592)	(4,193)
USD	851,096	04/30/2030	LCH	2.47%	Receive	USA CPI U	1,096	(1,375)
NZD	366,664	06/16/2030	LCH	3.78%	Pay	6 Month NZD BBR FRA	(739)	1,506
CNY	212,387	06/16/2030	LCH	1.60%	Receive	3 Month CNY CNREPOFIX	0	(1,180)
GBP	438,174	06/16/2030	LCH	3.66%	Receive	12 Month GBP WMBA SONIA Compound	3,261	(3,245)
EUR	1,369,579	06/16/2030	LCH	2.03%	Receive	12 Month EUR EURIBOR	15,063	(3,928)
USD	1,528,425	06/16/2030	LCH	3.59%	Receive	12 Month USD SOFR	20,425	(28,230)
EUR	3,451,754	06/18/2030	LCH	1.97%	Pay	12 Month EUR EURIBOR	(53,755)	27,833
SEK	1,488,666	06/18/2030	LCH	2.09%	Pay	12 Month SEK STIBOR	(26,889)	10,081
INR	180,446	06/18/2030	LCH	6.00%	Pay	6 Month INR FBIL MIBOR OIS Compound	0	3,089
CLP	174,975	06/18/2030	CME	5.43%	Pay	6 Month CLP TNA ABIF	0	6,934
INR	138,171	06/18/2030	LCH	6.09%	Pay	6 Month INR FBIL MIBOR OIS Compound	0	2,855
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SGD	125,782	06/18/2030	LCH	2.51%	Pay	6 Month SGD SOR Telerate	$0	$3,953
	109,939	06/18/2030	LCH	2.72%	Pay	6 Month SGD SOR Telerate	0	4,614
	109,894	06/18/2030	LCH	2.42%	Pay	6 Month SGD SOR Telerate	0	2,900
GBP	57,146	06/18/2030	LCH	4.09%	Pay	12 Month GBP WMBA SONIA Compound	791	485
KRW	50,029	06/18/2030	LCH	2.69%	Pay	3 Month KRW CD KSDA	0	1,087
	48,858	06/18/2030	LCH	2.67%	Pay	3 Month KRW CD KSDA	0	1,032
SGD	45,073	06/18/2030	LCH	2.57%	Pay	6 Month SGD SOR Telerate	0	1,552
	42,914	06/18/2030	LCH	2.52%	Pay	6 Month SGD SOR Telerate	0	1,368
COP	63,294	06/18/2030	CME	8.64%	Receive	3 Month COP IBR OIS Compound	0	(810)
	116,683	06/18/2030	CME	8.48%	Receive	3 Month COP IBR OIS Compound	0	(754)
NZD	130,485	06/18/2030	LCH	3.66%	Receive	6 Month NZD BBR FRA	911	(2,294)
EUR	3,463,395	06/18/2030	LCH	2.09%	Receive	12 Month EUR STR	(22,582)	(4,632)
	10,175,648	06/18/2030	LCH	2.13%	Receive	12 Month EUR EURIBOR	10,497	(16,834)
USD	2,927,270	07/15/2030	LCH	3.47%	Receive	12 Month USD SOFR	(7,730)	(4,581)
MXN	239,068	09/11/2030	CME	7.90%	Pay	28 Day MXN TIIE Banxico	0	(197)
	157,759	09/11/2030	CME	7.88%	Pay	28 Day MXN TIIE Banxico	0	(250)
	154,292	09/11/2030	CME	7.84%	Pay	28 Day MXN TIIE Banxico	0	(484)
	142,136	09/11/2030	CME	7.92%	Pay	28 Day MXN TIIE Banxico	0	22
	139,096	09/11/2030	CME	7.94%	Pay	28 Day MXN TIIE Banxico	0	(777)
	135,520	09/11/2030	CME	7.81%	Pay	28 Day MXN TIIE Banxico	0	(597)
	135,470	09/11/2030	CME	7.78%	Pay	28 Day MXN TIIE Banxico	0	(766)
	816,597	09/11/2030	CME	8.13%	Receive	28 Day MXN TIIE Banxico	54	(7,330)
CZK	115,948	09/15/2030	LCH	3.48%	Pay	12 Month CZK PRIBOR PRBO	0	457
INR	1,593,197	09/17/2030	LCH	5.95%	Pay	6 Month INR FBIL MIBOR OIS Compound	226	23,358
USD	1,458,944	09/17/2030	LCH	3.75%	Pay	12 Month USD SOFR	1,056	26,738
KRW	621,758	09/17/2030	LCH	2.56%	Pay	3 Month KRW CD KSDA	(122)	9,998
CLP	576,813	09/17/2030	CME	5.17%	Pay	6 Month CLP TNA ABIF	0	16,548
AUD	294,493	09/17/2030	LCH	4.06%	Pay	3 Month AUD BBR BBSW	3,532	3,275
PLN	197,215	09/17/2030	LCH	3.85%	Pay	12 Month PLN WIBOR WIBO	0	60
	191,335	09/17/2030	LCH	3.88%	Pay	12 Month PLN WIBOR WIBO	0	327
SGD	172,142	09/17/2030	LCH	2.11%	Pay	6 Month SGD SOR Telerate	0	1,874
PLN	164,435	09/17/2030	LCH	3.90%	Pay	12 Month PLN WIBOR WIBO	0	409
INR	150,123	09/17/2030	LCH	5.70%	Pay	6 Month INR FBIL MIBOR OIS Compound	0	594
CZK	92,625	09/17/2030	LCH	3.47%	Pay	12 Month CZK PRIBOR PRBO	(14)	1,022
PLN	75,722	09/17/2030	LCH	3.84%	Pay	12 Month PLN WIBOR WIBO	0	(10)
CNY	69,004	09/17/2030	LCH	1.48%	Pay	3 Month CNY CNREPOFIX	0	287
	67,349	09/17/2030	LCH	1.35%	Pay	3 Month CNY CNREPOFIX	0	(113)
NOK	64,101	09/17/2030	LCH	3.97%	Pay	12 Month NOK NIBOR NIBR	396	176
SGD	60,836	09/17/2030	LCH	1.89%	Pay	6 Month SGD SOR Telerate	0	15
JPY	95,471	09/17/2030	LCH	0.84%	Receive	12 Month JPY TONA	92	(275)
HUF	312,596	09/17/2030	LCH	6.26%	Receive	12 Month HUF BUBOR	0	(5,590)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ZAR	325,675	09/17/2030	LCH	7.87%	Receive	3 Month ZAR JIBAR SAFEX	$(40)	$(3,512)
PLN	715,239	09/17/2030	LCH	4.73%	Receive	12 Month PLN WIBOR WIBO	0	(28,347)
CAD	1,205,791	09/17/2030	LCH	2.50%	Receive	6 Month CAD CORRA	1,419	(5,388)
EUR	1,473,779	06/17/2031	LCH	0.56%	Pay	12 Month EUR EURIBOR	(116,174)	(1,687)
USD	1,008,745	01/15/2032	LCH	3.69%	Receive	12 Month USD SOFR	(1,255)	(11,369)
EUR	2,022,053	02/13/2032	LCH	2.25%	Receive	12 Month EUR EURIBOR	0	1,969
GBP	2,015,382	01/31/2034	LCH	4.13%	Receive	12 Month GBP WMBA SONIA Compound	(13,781)	(27,745)
EUR	4,702,085	02/15/2034	LCH	2.16%	Pay	12 Month EUR STR	(129,697)	109,918
	623,493	07/02/2034	LCH	2.41%	Receive	12 Month EUR EURIBOR	373	(5,558)
	1,870,411	07/04/2034	LCH	3.25%	Receive	12 Month EUR EURIBOR	(161,878)	(38,922)
AUD	1,286,707	09/19/2034	LCH	4.59%	Pay	3 Month AUD BBR BBSW	(9,820)	15,589
GBP	999,733	09/19/2034	LCH	3.50%	Pay	12 Month GBP WMBA SONIA Compound	(24,216)	(3,798)
SEK	204,403	09/19/2034	LCH	2.63%	Pay	12 Month SEK STIBOR	(1,868)	(584)
CAD	288,443	09/19/2034	LCH	3.41%	Receive	6 Month CAD CORRA	(2,261)	(1,273)
NOK	995,971	09/19/2034	LCH	3.38%	Receive	12 Month NOK NIBOR NIBR	24,108	(3,937)
EUR	1,125,231	01/10/2035	LCH	2.66%	Receive	12 Month EUR EURIBOR	9,423	(5,008)
USD	5,434,032	01/15/2035	LCH	2.55%	Receive	USA CPI U	(8,968)	(42,823)
	4,882,432	03/03/2035	LCH	2.49%	Receive	USA CPI U	(3,568)	(20,536)
CLP	787,335	03/20/2035	CME	6.02%	Pay	6 Month CLP TNA ABIF	(25)	14,615
EUR	642,795	03/20/2035	LCH	2.22%	Pay	12 Month EUR EURIBOR	(9,546)	(6,545)
COP	623,446	03/20/2035	CME	9.83%	Pay	3 Month COP IBR OIS Compound	(1,014)	1,348
KRW	92,769	03/20/2035	LCH	2.81%	Receive	3 Month KRW CD KSDA	0	(1,233)
USD	465,647	04/30/2035	LCH	2.41%	Pay	USA CPI U	(647)	(499)
SEK	576,322	05/11/2035	LCH	2.84%	Pay	12 Month SEK STIBOR	(1,010)	13,676
MXN	136,512	06/13/2035	CME	9.39%	Receive	28 Day MXN TIIE Banxico	0	(984)
	163,734	06/13/2035	CME	9.19%	Receive	28 Day MXN TIIE Banxico	0	(261)
	263,147	06/13/2035	CME	9.16%	Receive	28 Day MXN TIIE Banxico	0	(192)
	263,147	06/13/2035	CME	9.17%	Receive	28 Day MXN TIIE Banxico	0	(230)
EUR	2,706,781	06/18/2035	LCH	2.44%	Pay	12 Month EUR EURIBOR	(4,868)	6,332
AUD	281,671	06/18/2035	LCH	4.38%	Pay	3 Month AUD BBR BBSW	(1,980)	10,060
HUF	166,820	06/18/2035	LCH	6.67%	Pay	12 Month HUF BUBOR	0	4,274
NZD	119,131	06/18/2035	LCH	3.97%	Pay	6 Month NZD BBR FRA	(1,455)	1,736
ZAR	52,529	06/18/2035	LCH	8.97%	Pay	3 Month ZAR JIBAR SAFEX	0	751
SGD	44,148	06/18/2035	LCH	2.53%	Receive	6 Month SGD SOR Telerate	0	(1,467)
CLP	82,308	06/18/2035	CME	5.66%	Receive	6 Month CLP TNA ABIF	0	(4,402)
KRW	83,215	06/18/2035	LCH	2.75%	Receive	3 Month KRW CD KSDA	0	(2,899)
COP	123,051	06/18/2035	CME	9.07%	Receive	3 Month COP IBR OIS Compound	0	(1,339)
SGD	126,870	06/18/2035	LCH	2.50%	Receive	6 Month SGD SOR Telerate	0	(3,936)
	127,207	06/18/2035	LCH	2.52%	Receive	6 Month SGD SOR Telerate	0	(4,123)
ZAR	399,452	06/18/2035	LCH	8.93%	Receive	3 Month ZAR JIBAR SAFEX	0	(4,698)
PLN	623,635	06/18/2035	LCH	4.32%	Receive	12 Month PLN WIBOR WIBO	0	(2,070)
	702,286	06/18/2035	LCH	4.99%	Receive	12 Month PLN WIBOR WIBO	0	(40,835)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
PLN	703,940	06/18/2035	LCH	5.05%	Receive	12 Month PLN WIBOR WIBO	$0	$(44,222)
	707,462	06/18/2035	LCH	5.03%	Receive	12 Month PLN WIBOR WIBO	0	(43,184)
ZAR	3,816,138	06/18/2035	LCH	8.83%	Receive	3 Month ZAR JIBAR SAFEX	0	(19,717)
EUR	1,872,411	06/19/2035	LCH	2.91%	Pay	12 Month EUR EURIBOR	(775)	10,438
ZAR	263,450	06/19/2035	LCH	10.51%	Receive	3 Month ZAR JIBAR SAFEX	0	1,001
MXN	81,547	09/05/2035	CME	8.47%	Receive	28 Day MXN TIIE Banxico	0	(268)
	88,530	09/05/2035	CME	8.35%	Receive	28 Day MXN TIIE Banxico	0	437
	90,502	09/05/2035	CME	8.39%	Receive	28 Day MXN TIIE Banxico	0	195
	235,076	09/12/2035	CME	9.12%	Receive	28 Day MXN TIIE Banxico	0	384
	235,076	09/12/2035	CME	9.12%	Receive	28 Day MXN TIIE Banxico	0	384
ZAR	445,316	09/17/2035	LCH	8.93%	Pay	3 Month ZAR JIBAR SAFEX	127	2,087
CAD	308,526	09/17/2035	LCH	2.84%	Pay	6 Month CAD CORRA	(193)	782
ILS	89,131	09/17/2035	LCH	4.25%	Pay	12 Month ILS TELBOR	0	992
	37,543	09/17/2035	LCH	4.25%	Pay	12 Month ILS TELBOR	0	418
CZK	36,950	09/17/2035	LCH	3.76%	Pay	12 Month CZK PRIBOR PRBO	0	726
SGD	38,089	09/17/2035	LCH	2.31%	Receive	6 Month SGD SOR Telerate	0	(447)
	59,398	09/17/2035	LCH	2.38%	Receive	6 Month SGD SOR Telerate	0	(1,074)
NOK	65,951	09/17/2035	LCH	3.97%	Receive	12 Month NOK NIBOR NIBR	981	(1,679)
PLN	77,287	09/17/2035	LCH	4.37%	Receive	12 Month PLN WIBOR WIBO	0	(593)
	88,833	09/17/2035	LCH	4.33%	Receive	12 Month PLN WIBOR WIBO	0	(369)
	92,085	09/17/2035	LCH	4.34%	Receive	12 Month PLN WIBOR WIBO	0	(491)
SGD	95,224	09/17/2035	LCH	2.31%	Receive	6 Month SGD SOR Telerate	0	(1,083)
PLN	95,942	09/17/2035	LCH	4.32%	Receive	12 Month PLN WIBOR WIBO	0	(320)
SGD	109,739	09/17/2035	LCH	2.29%	Receive	6 Month SGD SOR Telerate	0	(1,050)
PLN	129,486	09/17/2035	LCH	4.39%	Receive	12 Month PLN WIBOR WIBO	0	(1,237)
SGD	129,504	09/17/2035	LCH	2.30%	Receive	6 Month SGD SOR Telerate	0	(1,393)
ILS	177,819	09/17/2035	LCH	4.09%	Receive	12 Month ILS TELBOR	(30)	273
CZK	184,196	09/17/2035	LCH	3.66%	Receive	12 Month CZK PRIBOR PRBO	(21)	(2,016)
KRW	187,477	09/17/2035	LCH	2.50%	Receive	3 Month KRW CD KSDA	0	(2,368)
PLN	254,348	09/17/2035	LCH	4.48%	Receive	12 Month PLN WIBOR WIBO	0	(4,310)
SGD	280,403	09/17/2035	LCH	2.46%	Receive	6 Month SGD SOR Telerate	(69)	(7,175)
CLP	315,189	09/17/2035	CME	5.40%	Receive	6 Month CLP TNA ABIF	0	(9,573)
USD	341,214	09/17/2035	LCH	3.84%	Receive	12 Month USD SOFR	214	(5,904)
GBP	536,542	09/17/2035	LCH	4.13%	Receive	12 Month GBP WMBA SONIA Compound	(112)	(7,735)
CLP	771,672	09/17/2035	CME	5.38%	Receive	6 Month CLP TNA ABIF	0	(22,588)
KRW	896,169	09/17/2035	LCH	2.63%	Receive	3 Month KRW CD KSDA	882	(22,556)
EUR	1,637,327	09/17/2035	LCH	2.72%	Receive	12 Month EUR EURIBOR	305	(40,575)
SEK	1,752,388	09/17/2035	LCH	2.91%	Receive	12 Month SEK STIBOR	(88)	(43,799)
USD	231,281	09/18/2035	LCH	4.06%	Pay	12 Month USD SOFR	(281)	654
ZAR	108,935	09/18/2035	LCH	10.73%	Receive	3 Month ZAR JIBAR SAFEX	0	197
KRW	278,141	09/18/2035	LCH	2.68%	Receive	3 Month KRW CD KSDA	0	(1,915)
EUR	2,586,715	12/12/2035	LCH	2.47%	Pay	12 Month EUR EURIBOR	(7,096)	11,611
	325,040	04/13/2036	LCH	2.72%	Receive	12 Month EUR EURIBOR	(3,137)	(2,595)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	3,448,228	04/17/2036	LCH	3.00%	Pay	12 Month EUR EURIBOR	$(2,118)	$5,241
	1,705,466	06/21/2036	LCH	2.94%	Pay	12 Month EUR EURIBOR	(1,631)	1,453
GBP	3,101,435	01/29/2038	LCH	4.22%	Pay	12 Month GBP WMBA SONIA Compound	20,952	16,992
EUR	3,679,133	04/15/2038	LCH	3.01%	Receive	12 Month EUR EURIBOR	(700)	(4,008)
	1,812,455	06/18/2038	LCH	2.94%	Receive	12 Month EUR EURIBOR	1,522	(2,082)
	576,274	02/15/2039	LCH	2.69%	Receive	12 Month EUR EURIBOR	(16,235)	5,701
GBP	1,389,208	01/31/2040	LCH	4.22%	Receive	12 Month GBP WMBA SONIA Compound	(9,193)	3,670
EUR	442,648	02/04/2043	LCH	1.25%	Receive	12 Month EUR EURIBOR	71,830	7,565
USD	400,000	04/11/2045	LCH	4.31%	Receive	12 Month USD SOFR	0	(1,372)
	937,000	04/11/2045	LCH	4.35%	Receive	12 Month USD SOFR	0	(5,262)
EUR	1,068,077	06/18/2051	LCH	0.66%	Receive	12 Month EUR EURIBOR	136,912	37,750
	1,241,522	10/04/2052	LCH	2.47%	Receive	12 Month EUR EURIBOR	6,901	(10,883)
	209,538	10/20/2053	LCH	2.47%	Receive	12 Month EUR EURIBOR	(437)	(842)
	316,852	06/15/2054	LCH	2.56%	Receive	12 Month EUR EURIBOR	47	(8,671)
	810,297	08/15/2054	LCH	2.44%	Receive	12 Month EUR STR	3,334	(16,767)
	1,496,000	08/15/2054	LCH	2.41%	Receive	12 Month EUR STR	(7,146)	(8,200)
USD	1,496,000	04/11/2055	LCH	3.57%	Pay	12 Month USD SOFR	0	2,003
	645,000	04/11/2055	LCH	3.56%	Pay	12 Month USD SOFR	0	520
EUR	1,048,268	06/20/2055	LCH	2.25%	Receive	12 Month EUR EURIBOR	2,449	(6,122)
	372,878	10/26/2057	LCH	2.28%	Receive	12 Month EUR EURIBOR	0	8,385
	1,120,927	03/19/2075	LCH	2.00%	Receive	12 Month EUR EURIBOR	3,323	100,391
Total Centrally Cleared Interest Rate Swaps							$(259,361)	$(145,859)
Total Return Swaps
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GBP	1,000	05/21/2025	GST	3i Group PLC	$0	$(23)
	387	05/21/2025	JPM	3i Group PLC	0	(106)
CHF	550,602	05/21/2025	GST	ABB Ltd.	0	6,029
	2,420	05/21/2025	JPM	ABB Ltd.	0	287
USD	39,381	05/21/2025	MSI	Abbott Laboratories	0	1,413
	7,562	05/21/2025	GST	Abbott Laboratories	0	21
	20,686	05/21/2025	MSI	AbbVie, Inc.	0	2,141
EUR	413,423	05/21/2025	GST	ABN AMRO Bank NV	0	5,560
	244,561	05/21/2025	MSI	ABN AMRO Bank NV	0	1,758
USD	2,686	05/21/2025	GST	Acadia Healthcare Co., Inc.	0	239
	12,340	05/21/2025	MSI	Acadia Healthcare Co., Inc.	0	(664)
	21,650	05/21/2025	MSI	Accenture PLC	0	(787)
	108,620	05/21/2025	GST	Accenture PLC	0	(7,749)
EUR	3,609	05/21/2025	JPM	Acciona SA	0	(800)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	21,563	05/21/2025	GST	Acciona SA	$0	$(1,869)
	30,695	05/21/2025	GST	Accor SA	0	(279)
	30,627	05/21/2025	JPM	Accor SA	0	(429)
USD	6,314	05/21/2025	MSI	ACM Research, Inc.	0	317
EUR	54,983	05/21/2025	GST	Addiko Bank AG	0	1,170
SEK	16,297	05/21/2025	MSI	AddTech AB	0	(1,123)
	10,053	05/21/2025	JPM	AddTech AB	0	(1,684)
	60,034	05/21/2025	GST	AddTech AB	0	(6,168)
EUR	445,899	05/21/2025	MSI	adidas AG	0	7,879
	203,000	05/21/2025	GST	Adidas AG	0	(6,004)
USD	8,059	05/21/2025	MSI	Adobe, Inc.	0	(566)
	73,449	05/21/2025	GST	Adobe, Inc.	0	(6,797)
	49,551	05/21/2025	MSI	Advanced Micro Devices, Inc.	0	(1,061)
	56,213	05/21/2025	GST	Advanced Micro Devices, Inc.	0	(7,746)
CAD	178,767	05/21/2025	GST	Advantage Energy Ltd.	0	(1,089)
JPY	21,026	05/21/2025	GST	Advantest Corp.	0	2,163
	1,389	05/21/2025	GST	Advantest Corp.	0	(143)
EUR	76,549	05/21/2025	MSI	Adyen NV	0	2,423
	53,829	05/21/2025	JPM	Adyen NV	0	176
	44,996	05/21/2025	MSI	Aegon Ltd.	0	(2,095)
USD	22,348	05/21/2025	GST	Affirm Holdings, Inc.	0	4,870
	20,882	05/21/2025	MSI	Affirm Holdings, Inc.	0	4,595
	5,775	05/21/2025	MSI	Agilent Technologies, Inc.	0	(251)
EUR	123,644	05/21/2025	GST	AIB Group PLC	0	8,510
	1,689	05/21/2025	JPM	AIB Group PLC	0	241
USD	26,962	05/21/2025	GST	Airbnb, Inc.	0	2,055
	15,337	05/21/2025	MSI	Airbnb, Inc.	0	878
	10,887	05/21/2025	JPM	Airbnb, Inc.	0	451
	31,946	05/21/2025	GST	Airbnb, Inc.	0	(850)
	38,193	05/21/2025	MSI	Airbnb, Inc.	0	(3,016)
EUR	1,021	05/21/2025	JPM	Airbus SE	0	(142)
	34,084	05/21/2025	GST	Airbus SE	0	(3,360)
	48,203	05/21/2025	MSI	Airbus SE	0	(3,536)
USD	12,832	05/21/2025	GST	Airtac International Group	0	984
	1,582	05/21/2025	GST	Akamai Technologies, Inc.	0	(191)
NOK	23,539	05/21/2025	GST	Aker BP ASA	0	(243)
USD	7,616	05/21/2025	MSI	Akero Therapeutics, Inc.	0	1,506
HKD	2,425	05/21/2025	JPM	Akeso, Inc.	0	(821)
USD	3,660	05/21/2025	JPM	Albemarle Corp.	0	(28)
	2,430	05/21/2025	MSI	Albemarle Corp.	0	(204)
	3,870	05/21/2025	GST	Albemarle Corp.	0	(404)
	15,724	05/21/2025	MSI	Alcon AG	0	(1,065)
CHF	12,454	05/21/2025	GST	Alcon, Inc.	0	(810)
USD	11,336	05/21/2025	GST	Alerian MLP ETF	0	(145)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
HKD	22,557	05/21/2025	JPM	Alibaba Group Holding Ltd.	$0	$2,614
	6,735	05/21/2025	GST	Alibaba Group Holding Ltd.	0	423
USD	16,533	05/21/2025	GST	Align Technology, Inc.	0	104
PLN	18,584	05/21/2025	MSI	Alior Bank SA	0	(895)
	109,752	05/21/2025	GST	Alior Bank SA	0	(5,886)
USD	6,938	05/21/2025	MSI	Allegro MicroSystems, Inc.	0	283
PLN	9,604	05/21/2025	GST	Allegro.eu SA	0	(469)
USD	7,587	05/21/2025	MSI	Alliant Energy Corp.	0	(44)
EUR	679,491	05/21/2025	GST	Allianz SE	0	(20,871)
USD	22,809	05/21/2025	GST	Alnylam Pharmaceuticals, Inc.	0	2,988
EUR	38,333	05/21/2025	MSI	Alpha Services & Holdings SA	0	(480)
	155,343	05/21/2025	GST	Alpha Services & Holdings SA	0	(778)
USD	115,814	05/21/2025	MSI	Alphabet, Inc.	0	3,352
	39,035	05/21/2025	JPM	Alphabet, Inc.	0	3,205
	37,758	05/21/2025	JPM	Alphabet, Inc.	0	2,947
	24,956	05/21/2025	GST	Alphabet, Inc.	0	1,881
	782	05/21/2025	MSI	Alphabet, Inc.	0	12
	7,671	05/21/2025	GST	Alphatec Holdings, Inc.	0	(245)
EUR	23,094	05/21/2025	MSI	Alstom SA	0	(1,707)
	22,782	05/21/2025	GST	Alstom SA	0	(1,834)
	39,335	05/21/2025	GST	AlzChem Group AG	0	3,354
	20,817	05/21/2025	GST	Amadeus IT Group SA	0	(232)
USD	80,983	05/21/2025	GST	Amazon.com, Inc.	0	8,276
	139,507	05/21/2025	JPM	Amazon.com, Inc.	0	7,291
	172,227	05/21/2025	MSI	Amazon.com, Inc.	0	4,632
	2,227	05/21/2025	GST	Ambarella, Inc.	0	(29)
	3,367	05/21/2025	MSI	Ambarella, Inc.	0	(88)
DKK	23,725	05/21/2025	JPM	Ambu AS	0	(840)
	68,256	05/21/2025	GST	Ambu AS	0	(3,798)
USD	43,544	05/21/2025	MSI	Amer Sports, Inc.	0	2,288
	7,083	05/21/2025	GST	Amer Sports, Inc.	0	(847)
	13,655	05/21/2025	MSI	American Electric Power Co., Inc.	0	212
	5,171	05/21/2025	GST	American Electric Power Co., Inc.	0	138
	151,576	05/21/2025	MSI	American Express Co.	0	2,143
	39,395	05/21/2025	GST	American Express Co.	0	300
	17,805	05/21/2025	JPM	American Express Co.	0	(2,442)
	196,468	05/21/2025	MSI	American Express Co.	0	(9,734)
	509,976	05/21/2025	GST	American Express Co.	0	(13,786)
	86,106	05/21/2025	GST	American Tower Corp.	0	2,931
	8,284	05/21/2025	MSI	American Tower Corp.	0	281
	25,055	05/21/2025	JPM	American Water Works Co., Inc.	0	(818)
	154,843	05/21/2025	MSI	Ameriprise Financial, Inc.	0	1,762
	20,376	05/21/2025	MSI	Amgen, Inc.	0	302
	13,058	05/21/2025	GST	Amicus Therapeutics, Inc.	0	1,888
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	7,331	05/21/2025	JPM	Amkor Technology, Inc.	$0	$(992)
	12,527	05/21/2025	GST	Amphenol Corp.	0	(2,632)
	350	05/21/2025	GST	Analog Devices, Inc.	0	(40)
	4,309	05/21/2025	MSI	Analog Devices, Inc.	0	(369)
	22,788	05/21/2025	JPM	Analog Devices, Inc.	0	(3,136)
	6,493	05/21/2025	MSI	Anavex Life Sciences Corp.	0	(271)
GBP	340,562	05/21/2025	GST	Anglo American PLC	0	1,096
HKD	19,212	05/21/2025	JPM	ANTA Sports Products Ltd.	0	822
USD	13,334	05/21/2025	MSI	Antero Midstream Corp.	0	(143)
	182,261	05/21/2025	GST	Antero Resources Corp.	0	15,747
	108,797	05/21/2025	MSI	Antero Resources Corp.	0	5,202
JPY	85,595	05/21/2025	GST	Aozora Bank Ltd.	0	(5,005)
	89,048	05/21/2025	MSI	Aozora Bank Ltd.	0	(5,950)
USD	46,485	05/21/2025	GST	APA Corp.	0	52
	17,170	05/21/2025	MSI	APA Corp.	0	(593)
	9,523	05/21/2025	MSI	Apellis Pharmaceuticals, Inc.	0	120
	5,453	05/21/2025	MSI	Apogee Therapeutics, Inc.	0	1,062
	3,252	05/21/2025	GST	Apogee Therapeutics, Inc.	0	634
	10,527	05/21/2025	GST	Apollo Global Management, Inc.	0	(1,483)
	108,345	05/21/2025	GST	Apple, Inc.	0	(10,443)
	203,760	05/21/2025	MSI	Apple, Inc.	0	(10,653)
	79,346	05/21/2025	MSI	Applied Materials, Inc.	0	(3,996)
	44,733	05/21/2025	GST	Applied Materials, Inc.	0	(5,001)
	20,075	05/21/2025	GST	AppLovin Corp.	0	3,624
	6,760	05/21/2025	GST	Arbutus Biopharma Corp.	0	(716)
CAD	142,710	05/21/2025	MSI	ARC Resources Ltd.	0	(1,339)
USD	71,703	05/21/2025	MSI	Archrock, Inc.	0	(30)
	498,286	05/21/2025	GST	ARES Management Corp.	0	56,161
	105,283	05/21/2025	MSI	ARES Management Corp.	0	8,351
	9,459	05/21/2025	GST	ARES Management Corp.	0	(1,066)
	14,980	05/21/2025	MSI	ARES Management Corp.	0	(1,188)
EUR	41,421	05/21/2025	GST	Argenx SE	0	3,852
	3,266	05/21/2025	JPM	Argenx SE	0	503
	600	05/21/2025	MSI	Argenx SE	0	(48)
	1,201	05/21/2025	GST	Argenx SE	0	(112)
USD	52,231	05/21/2025	MSI	Arista Networks, Inc.	0	6,674
	39,285	05/21/2025	GST	Arista Networks, Inc.	0	3,824
	118,235	05/21/2025	MSI	ARK Innovation ETF	0	(4,539)
	12,767	05/21/2025	MSI	ARM Holdings PLC	0	(1,261)
	30,114	05/21/2025	GST	ARM Holdings PLC	0	(5,355)
	6,800	05/21/2025	MSI	Array Technologies, Inc.	0	417
	5,667	05/21/2025	GST	ArriVent Biopharma, Inc.	0	(499)
JPY	8,543	05/21/2025	GST	Asics Corp.	0	(810)
EUR	392	05/21/2025	JPM	ASM International NV	0	(85)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	9,352	05/21/2025	GST	ASM International NV	$0	$(1,078)
	11,593	05/21/2025	GST	ASML Holding NV	0	(634)
USD	51,731	05/21/2025	JPM	ASML Holding NV	0	4,388
ZAR	7,076	05/21/2025	GST	Aspen Pharmacare Holdings Ltd.	0	1,722
EUR	38,418	05/21/2025	MSI	ASR Nederland NV	0	(973)
JPY	18,956	05/21/2025	GST	Astellas Pharma, Inc.	0	1,378
USD	7,060	05/21/2025	JPM	Astera Labs, Inc.	0	(1,299)
GBP	44,774	05/21/2025	GST	AstraZeneca PLC	0	2,747
	770	05/21/2025	JPM	AstraZeneca PLC	0	(57)
	1,764	05/21/2025	GST	AstraZeneca PLC	0	(108)
USD	140,816	05/21/2025	MSI	AT&T, Inc.	0	897
	23,328	05/21/2025	GST	AT&T, Inc.	0	744
SEK	3,041	05/21/2025	MSI	Atlas Copco AB	0	99
	763,827	05/21/2025	GST	Atlas Copco AB	0	(19,774)
USD	8,298	05/21/2025	JPM	Atlas Energy Solutions, Inc.	0	180
	70,258	05/21/2025	MSI	Atlassian Corp.	0	7,139
	24,819	05/21/2025	JPM	Atlassian Corp.	0	5,546
	579	05/21/2025	GST	Atlassian Corp.	0	(106)
	1,120	05/21/2025	JPM	Atlassian Corp.	0	(250)
	92,356	05/21/2025	MSI	Atmos Energy Corp.	0	2,577
EUR	9,256	05/21/2025	MSI	Auto1 Group SE	0	(671)
	22,355	05/21/2025	GST	Auto1 Group SE	0	(1,317)
	7,593	05/21/2025	JPM	Auto1 Group SE	0	(1,630)
USD	11,694	05/21/2025	JPM	Autodesk, Inc.	0	(1,470)
	3,720	05/21/2025	GST	Autolus Therapeutics PLC	0	(77)
	8,830	05/21/2025	GST	Automatic Data Processing, Inc.	0	(488)
	1,962	05/21/2025	GST	AutoNation, Inc.	0	(128)
SEK	53,605	05/21/2025	GST	Avanza Bank Holding AB	0	(1,447)
	101,883	05/21/2025	MSI	Avanza Bank Holding AB	0	(3,869)
USD	3,435	05/21/2025	GST	Aveanna Healthcare Holdings, Inc.	0	(317)
	8,870	05/21/2025	GST	Avidity Biosciences, Inc.	0	1,284
	4,451	05/21/2025	GST	Avista Corp.	0	(28)
	40,035	05/21/2025	JPM	Avista Corp.	0	(1,933)
	3,284	05/21/2025	MSI	Avnet, Inc.	0	277
	7,933	05/21/2025	GST	Avnet, Inc.	0	(8)
EUR	199,383	05/21/2025	MSI	AXA SA	0	(8,969)
SEK	5,615	05/21/2025	JPM	Axfood AB	0	(386)
	8,209	05/21/2025	MSI	Axfood AB	0	(737)
	12,690	05/21/2025	GST	Axfood AB	0	(1,077)
USD	19,509	05/21/2025	GST	Axon Enterprise, Inc.	0	2,569
	21,402	05/21/2025	MSI	Axon Enterprise, Inc.	0	1,291
	1,626	05/21/2025	GST	Axon Enterprise, Inc.	0	(214)
EUR	38,911	05/21/2025	MSI	Ayvens SA	0	14
	12,448	05/21/2025	JPM	Azelis Group NV	0	(970)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	23,117	05/21/2025	GST	Azelis Group NV	$0	$(2,244)
	50,094	05/21/2025	MSI	Azimut Holding SpA	0	4,642
USD	113,042	05/21/2025	MSI	B3 SA - Brasil Bolsa Balcao	0	16,106
CHF	5,694	05/21/2025	GST	Bachem Holding AG	0	(408)
USD	20,997	05/21/2025	MSI	Badger Meter, Inc.	0	(3,956)
	30,528	05/21/2025	MSI	Baker Hughes Co.	0	2,208
	9,904	05/21/2025	GST	Baker Hughes Co.	0	629
CHF	116,526	05/21/2025	MSI	Baloise Holding AG	0	1,142
EUR	88,386	05/21/2025	GST	Banca Generali SpA	0	10,772
	34,499	05/21/2025	MSI	Banca Generali SpA	0	3,352
	509,137	05/21/2025	GST	Banco Bilbao Vizcaya Argentaria SA	0	2,546
	82,129	05/21/2025	MSI	Banco Bilbao Vizcaya Argentaria SA	0	(1,371)
	837,621	05/21/2025	GST	Banco Santander SA	0	21,693
	211,192	05/21/2025	MSI	Banco Santander SA	0	5,294
ILS	234,521	05/21/2025	MSI	Bank Hapoalim BM	0	(1,920)
	362,508	05/21/2025	MSI	Bank Leumi Le-Israel BM	0	(2,486)
USD	846,683	05/21/2025	MSI	Bank of America Corp.	0	42,122
EUR	39,595	05/21/2025	MSI	Bank of Cyprus Holdings PLC	0	1,370
	20,952	05/21/2025	GST	Bank of Cyprus Holdings PLC	0	886
	108,449	05/21/2025	GST	Bank of Ireland Group PLC	0	1,613
	5,652	05/21/2025	JPM	Bank of Ireland Group PLC	0	532
JPY	58,195	05/21/2025	GST	Bank of Nagoya Ltd.	0	8,509
	32,335	05/21/2025	MSI	Bank of Nagoya Ltd.	0	5,659
USD	396,650	05/21/2025	GST	Bank of New York Mellon Corp.	0	5,400
	450,584	05/21/2025	MSI	Bank of New York Mellon Corp.	0	(18,769)
	387,477	05/21/2025	GST	Bank of New York Mellon Corp.	0	(20,121)
PLN	41,551	05/21/2025	GST	Bank Polska Kasa Opieki SA	0	(2,244)
	37,986	05/21/2025	MSI	Bank Polska Kasa Opieki SA	0	(3,430)
EUR	93,721	05/21/2025	GST	Bankinter SA	0	5,171
	125,014	05/21/2025	MSI	Bankinter SA	0	(1,334)
CHF	38,445	05/21/2025	MSI	Banque Cantonale Vaudoise	0	(1,041)
	55,587	05/21/2025	GST	Banque Cantonale Vaudoise	0	(1,625)
GBP	82,065	05/21/2025	MSI	Barratt Redrow PLC	0	7,707
EUR	3,083	05/21/2025	MSI	Basic-Fit NV	0	(55)
	32,348	05/21/2025	GST	Basic-Fit NV	0	(1,508)
	149,374	05/21/2025	GST	BAWAG Group AG	0	15,285
	41,509	05/21/2025	MSI	BAWAG Group AG	0	852
USD	6,387	05/21/2025	JPM	Baxter International, Inc.	0	(564)
EUR	9,322	05/21/2025	GST	Bayer AG	0	(664)
CAD	34,146	05/21/2025	MSI	Baytex Energy Corp.	0	1,750
EUR	8,663	05/21/2025	GST	BE Semiconductor Industries NV	0	(279)
GBP	97,104	05/21/2025	MSI	Beazley PLC	0	(2,154)
	295,826	05/21/2025	GST	Beazley PLC	0	(8,079)
EUR	42,269	05/21/2025	GST	Bechtle AG	0	(2,931)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,667	05/21/2025	MSI	Becton Dickinson & Co.	$0	$(167)
EUR	28,671	05/21/2025	GST	Beiersdorf AG	0	1,269
	9,364	05/21/2025	JPM	Beiersdorf AG	0	991
HKD	9,222	05/21/2025	JPM	BeiGene Ltd.	0	(2,266)
SEK	16,947	05/21/2025	MSI	Beijer Ref AB	0	(541)
	30,314	05/21/2025	GST	Beijer Ref AB	0	(2,054)
	19,015	05/21/2025	JPM	Beijer Ref AB	0	(2,320)
CHF	13,561	05/21/2025	JPM	Belimo Holding AG	0	(29)
	18,330	05/21/2025	MSI	Belimo Holding AG	0	(2,919)
USD	63,865	05/21/2025	MSI	BellRing Brands, Inc.	0	1,318
	21,291	05/21/2025	GST	Berkshire Hathaway, Inc.	0	1,106
EUR	55,987	05/21/2025	GST	BFF Bank SpA	0	4,791
USD	5,503	05/21/2025	GST	Bicara Therapeutics, Inc.	0	748
GBP	11,323	05/21/2025	GST	Big Yellow Group PLC	0	(501)
	10,078	05/21/2025	JPM	Big Yellow Group PLC	0	(1,870)
USD	7,604	05/21/2025	MSI	Biogen, Inc.	0	267
	6,627	05/21/2025	GST	BioMarin Pharmaceutical, Inc.	0	(570)
EUR	26,915	05/21/2025	MSI	BioMerieux	0	(24)
	20,752	05/21/2025	GST	BioMerieux	0	(1,074)
USD	5,283	05/21/2025	JPM	Bio-Techne Corp.	0	198
CAD	16,698	05/21/2025	MSI	Birchcliff Energy Ltd.	0	(436)
USD	1,485	05/21/2025	MSI	Birkenstock Holding PLC	0	(58)
	42,862	05/21/2025	GST	Birkenstock Holding PLC	0	(4,402)
	510,633	05/21/2025	MSI	Blackrock, Inc.	0	(12,324)
	8,295	05/21/2025	GST	Blackstone, Inc.	0	(793)
	150,516	05/21/2025	JPM	Block, Inc.	0	23,432
	21,847	05/21/2025	GST	Block, Inc.	0	2,535
	4,627	05/21/2025	MSI	Block, Inc.	0	285
	4,747	05/21/2025	MSI	Blue Owl Capital, Inc.	0	(257)
	281,317	05/21/2025	JPM	Blue Owl Capital, Inc.	0	(36,343)
	9,765	05/21/2025	GST	Blueprint Medicines Corp.	0	617
EUR	115,785	05/21/2025	MSI	BNP Paribas SA	0	(170)
USD	17,751	05/21/2025	GST	Booking Holdings, Inc.	0	(2,647)
	42,150	05/21/2025	MSI	Booking Holdings, Inc.	0	(3,744)
	101,976	05/21/2025	JPM	Boston Scientific Corp.	0	12,622
	21,579	05/21/2025	MSI	Boston Scientific Corp.	0	1,979
	19,901	05/21/2025	GST	Boston Scientific Corp.	0	570
	3,021	05/21/2025	JPM	Boston Scientific Corp.	0	(374)
	5,708	05/21/2025	GST	Boston Scientific Corp.	0	(567)
GBP	55,746	05/21/2025	JPM	BP PLC	0	241
	6,897	05/21/2025	GST	BP PLC	0	217
USD	23,129	05/21/2025	MSI	BP PLC	0	(213)
EUR	81,754	05/21/2025	GST	Brenntag AG	0	5,219
	55,604	05/21/2025	JPM	Brenntag SE	0	4,485
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	9,517	05/21/2025	GST	Bridgebio Pharma, Inc.	$0	$(1,377)
	2,186	05/21/2025	JPM	Brinker International, Inc.	0	37
	21,191	05/21/2025	GST	Bristol-Myers Squibb Co.	0	546
GBP	137,144	05/21/2025	GST	British American Tobacco PLC	0	2,575
	36,579	05/21/2025	JPM	British American Tobacco PLC	0	2,478
	34,099	05/21/2025	MSI	British American Tobacco PLC	0	614
USD	69,974	05/21/2025	GST	Broadcom, Inc.	0	11,055
	101,465	05/21/2025	MSI	Broadcom, Inc.	0	7,666
CAD	9,537	05/21/2025	MSI	Brookfield Asset Management Ltd.	0	(782)
USD	689,578	05/21/2025	MSI	Brookfield Asset Management Ltd.	0	(65,095)
CAD	2,870	05/21/2025	MSI	Brookfield Corp.	0	(220)
USD	5,150	05/21/2025	MSI	Bruker Corp.	0	(218)
EUR	15,307	05/21/2025	GST	Brunello Cucinelli SpA	0	(437)
	18,356	05/21/2025	MSI	Brunello Cucinelli SpA	0	(820)
	12,874	05/21/2025	JPM	Brunello Cucinelli SpA	0	(1,325)
GBP	64,997	05/21/2025	GST	Bunzl PLC	0	(375)
	23,127	05/21/2025	MSI	Bunzl PLC	0	(2,995)
	49,324	05/21/2025	JPM	Bunzl PLC	0	(9,073)
	12,631	05/21/2025	MSI	Burberry Group PLC	0	(1,157)
USD	19,079	05/21/2025	MSI	Burlington Stores, Inc.	0	(275)
	80,011	05/21/2025	MSI	Burlington Stores, Inc.	0	(3,722)
EUR	45,979	05/21/2025	GST	Buzzi Unicem SpA	0	3,562
HKD	46,522	05/21/2025	JPM	BYD Co. Ltd.	0	840
	7,668	05/21/2025	JPM	BYD Co., Ltd.	0	(1,285)
USD	37,952	05/21/2025	MSI	Cactus, Inc.	0	860
	7,450	05/21/2025	GST	Cactus, Inc.	0	214
	61,129	05/21/2025	GST	Cadence Design Systems, Inc.	0	11,222
	19,295	05/21/2025	MSI	Cadence Design Systems, Inc.	0	2,440
	9,056	05/21/2025	GST	Cadence Design Systems, Inc.	0	(1,662)
EUR	279,921	05/21/2025	MSI	CaixaBank SA	0	2,473
USD	6,024	05/21/2025	MSI	California Resources Corp.	0	(16)
	13,865	05/21/2025	GST	California Resources Corp.	0	(77)
	4,130	05/21/2025	MSI	Calumet, Inc.	0	(503)
	7,255	05/21/2025	JPM	Calumet, Inc.	0	(568)
	3,854	05/21/2025	GST	Calumet, Inc.	0	(577)
CAD	257,017	05/21/2025	MSI	Canadian Imperial Bank of Commerce	0	17,305
USD	100,682	05/21/2025	MSI	Canadian Natural Resources Ltd.	0	3,881
	3,798	05/21/2025	GST	Canadian Natural Resources Ltd.	0	(97)
CAD	9,013	05/21/2025	GST	Canadian Pacific Kansas City Ltd.	0	94
JPY	8,404	05/21/2025	GST	Canon, Inc.	0	(562)
USD	785,368	05/21/2025	MSI	Capital One Financial Corp.	0	44,549
	19,654	05/21/2025	GST	Capital One Financial Corp.	0	1,797
	1,869	05/21/2025	MSI	Cargurus, Inc.	0	(61)
EUR	8,977	05/21/2025	GST	Carl Zeiss Meditec AG	0	(206)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
DKK	11,663	05/21/2025	GST	Carlsberg AS	$0	$(111)
	30,472	05/21/2025	MSI	Carlsberg AS	0	(722)
USD	1,391	05/21/2025	GST	Carlyle Group, Inc.	0	(154)
	3,586	05/21/2025	MSI	Carlyle Group, Inc.	0	(162)
	324,231	05/21/2025	JPM	Carlyle Group, Inc.	0	(15,105)
SEK	27,252	05/21/2025	GST	Castellum AB	0	(588)
USD	6,490	05/21/2025	GST	Castle Biosciences, Inc.	0	(335)
	1,447	05/21/2025	GST	Cava Group, Inc.	0	(217)
	923	05/21/2025	GST	Cavco Industries, Inc.	0	(65)
	2,332	05/21/2025	JPM	Cavco Industries, Inc.	0	(137)
	115,342	05/21/2025	GST	Cboe Global Markets, Inc.	0	(3,987)
	290,664	05/21/2025	MSI	CBOE Holdings, Inc.	0	(8,101)
PLN	7,191	05/21/2025	MSI	CD Projekt SA	0	(403)
	24,576	05/21/2025	GST	CD Projekt SA	0	(910)
CAD	8,154	05/21/2025	GST	Celestica, Inc.	0	(450)
USD	8,236	05/21/2025	JPM	Celestica, Inc.	0	1,750
	26,709	05/21/2025	GST	Celestica, Inc.	0	1,201
	45,149	05/21/2025	MSI	Celestica, Inc.	0	770
	14,935	05/21/2025	MSI	Celldex Therapeutics, Inc.	0	2,000
EUR	44,501	05/21/2025	GST	Cellnex Telecom SA	0	(318)
	39,880	05/21/2025	MSI	Cementir Holding NV	0	2,103
USD	31,868	05/21/2025	MSI	Cencora, Inc.	0	911
	11,834	05/21/2025	GST	Centene Corp.	0	375
	6,917	05/21/2025	GST	CEVA, Inc.	0	(1,077)
	16,961	05/21/2025	GST	CG oncology, Inc.	0	5,426
	3,605	05/21/2025	MSI	CGI, Inc.	0	(1)
AUD	128,082	05/21/2025	MSI	Challenger Ltd.	0	17,563
USD	12,075	05/21/2025	MSI	Charles River Laboratories International, Inc.	0	1,448
	3,901	05/21/2025	GST	Charles River Laboratories International, Inc.	0	606
	722,052	05/21/2025	MSI	Charles Schwab Corp.	0	42,049
	4,630	05/21/2025	GST	Chart Industries, Inc.	0	634
	59,370	05/21/2025	MSI	Charter Communications, Inc.	0	8,422
	53,766	05/21/2025	GST	Charter Communications, Inc.	0	7,756
	39,281	05/21/2025	JPM	Charter Communications, Inc.	0	6,958
	8,830	05/21/2025	MSI	Chemed Corp.	0	108
DKK	29,240	05/21/2025	GST	Chemometec AS	0	143
	1,230	05/21/2025	JPM	Chemometec AS	0	(168)
USD	35,840	05/21/2025	GST	Chevron Corp.	0	(624)
	75,447	05/21/2025	MSI	Chewy, Inc.	0	5,366
	11,443	05/21/2025	GST	Chipotle Mexican Grill, Inc.	0	(278)
	136,421	05/21/2025	MSI	Chipotle Mexican Grill, Inc.	0	(4,378)
	123,344	05/21/2025	MSI	Chord Energy Corp.	0	2,076
	27,612	05/21/2025	JPM	Chord Energy Corp.	0	1,351
	106,487	05/21/2025	GST	Chord Energy Corp.	0	(2,994)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	15,218	05/21/2025	MSI	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$0	$1,379
CHF	14,665	05/21/2025	GST	Cie Financiere Richemont SA	0	647
	45,715	05/21/2025	GST	Cie Financiere Richemont SA	0	(1,662)
USD	1,381	05/21/2025	JPM	Ciena Corp.	0	(299)
	9,163	05/21/2025	MSI	Ciena Corp.	0	(710)
	10,480	05/21/2025	GST	Ciena Corp.	0	(1,542)
	3,748	05/21/2025	MSI	Cintas Corp.	0	(63)
	6,090	05/21/2025	GST	Cirrus Logic, Inc.	0	(728)
	172,392	05/21/2025	MSI	Cisco Systems, Inc.	0	1,895
	544	05/21/2025	GST	Cisco Systems, Inc.	0	(34)
	8,053	05/21/2025	JPM	Cisco Systems, Inc.	0	(491)
	10,004	05/21/2025	GST	Civitas Resources, Inc.	0	385
	3,120	05/21/2025	JPM	Civitas Resources, Inc.	0	(286)
	26,688	05/21/2025	MSI	Civitas Resources, Inc.	0	(644)
	31,647	05/21/2025	MSI	Clean Harbors, Inc.	0	1,300
	613	05/21/2025	GST	Clean Harbors, Inc.	0	(29)
	1,236	05/21/2025	MSI	Clean Harbors, Inc.	0	(48)
	9,300	05/21/2025	GST	Clearwater Analytics Holdings, Inc.	0	615
	3,492	05/21/2025	MSI	Cloudflare, Inc.	0	(372)
	13,070	05/21/2025	GST	Cloudflare, Inc.	0	(2,390)
	426,616	05/21/2025	GST	CME Group, Inc.	0	28,626
	16,561	05/21/2025	MSI	CME Group, Inc.	0	895
	22,843	05/21/2025	JPM	CMS Energy Corp.	0	(873)
	11,119	05/21/2025	GST	CNX Resources Corp.	0	200
	7,668	05/21/2025	MSI	CNX Resources Corp.	0	(72)
AUD	7,027	05/21/2025	MSI	Cochlear Ltd.	0	(343)
USD	7,910	05/21/2025	MSI	Cognizant Technology Solutions Corp.	0	(256)
	6,874	05/21/2025	GST	Cognizant Technology Solutions Corp.	0	(557)
	13,061	05/21/2025	MSI	Coherent Corp.	0	1,797
	6,359	05/21/2025	GST	Coherent Corp.	0	1,488
	1,849	05/21/2025	JPM	Coherent Corp.	0	(402)
	12,213	05/21/2025	MSI	Coherent Corp.	0	(1,680)
	13,603	05/21/2025	GST	Coherent Corp.	0	(3,184)
	9,139	05/21/2025	MSI	Collegium Pharmaceutical, Inc.	0	42
DKK	19,002	05/21/2025	GST	Coloplast AS	0	(1,039)
USD	9,666	05/21/2025	MSI	Comcast Corp.	0	56
	86,292	05/21/2025	GST	Comcast Corp.	0	(1,602)
CHF	31,814	05/21/2025	GST	Comet Holding AG	0	(1,311)
USD	1,781	05/21/2025	MSI	Comfort Systems USA, Inc.	0	(207)
	1,249	05/21/2025	JPM	Comfort Systems USA, Inc.	0	(342)
	4,594	05/21/2025	GST	Comfort Systems USA, Inc.	0	(971)
AUD	40,996	05/21/2025	MSI	Commonwealth Bank of Australia	0	(2,305)
USD	5,624	05/21/2025	GST	CONMED Corp.	0	(171)
	94,066	05/21/2025	JPM	ConocoPhillips	0	3,788
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	62,422	05/21/2025	MSI	ConocoPhillips	$0	$1,477
	86,572	05/21/2025	GST	ConocoPhillips	0	1,033
	77,773	05/21/2025	MSI	Constellation Brands, Inc.	0	(1,557)
CAD	10,061	05/21/2025	MSI	Constellation Software, Inc.	0	(660)
USD	1,545	05/21/2025	GST	Construction Partners, Inc.	0	(180)
GBP	10,266	05/21/2025	GST	ConvaTec Group PLC	0	(205)
USD	10,278	05/21/2025	GST	Copart, Inc.	0	(403)
	9,498	05/21/2025	GST	Corcept Therapeutics, Inc.	0	(1,356)
	9,787	05/21/2025	GST	CoreCivic, Inc.	0	514
	16,641	05/21/2025	MSI	CoreCivic, Inc.	0	407
	1,003	05/21/2025	MSI	Corning, Inc.	0	(62)
	78,836	05/21/2025	MSI	Corpay, Inc.	0	(3,158)
	74,565	05/21/2025	GST	Corpay, Inc.	0	(6,778)
	9,034	05/21/2025	GST	CorVel Corp.	0	116
CHF	789	05/21/2025	GST	COSMO Pharmaceuticals NV	0	(33)
USD	8,956	05/21/2025	GST	Coterra Energy, Inc.	0	(90)
	62,870	05/21/2025	MSI	Coterra Energy, Inc.	0	(1,887)
EUR	22,852	05/21/2025	GST	Covivio SA	0	641
	1,244	05/21/2025	MSI	Covivio SA	0	7
	6,503	05/21/2025	JPM	Covivio SA	0	(517)
	409,317	05/21/2025	MSI	Credit Agricole SA	0	11,575
USD	823	05/21/2025	MSI	Credo Technology Group Holding Ltd.	0	(81)
	16,565	05/21/2025	GST	Crescent Energy Co.	0	(368)
	9,281	05/21/2025	MSI	Crescent Energy Co.	0	(622)
GBP	613,986	05/21/2025	GST	CRH PLC	0	14,697
USD	11,449	05/21/2025	JPM	Crinetics Pharmaceuticals, Inc.	0	3,042
	5,764	05/21/2025	JPM	CRISPR Therapeutics AG	0	(1,120)
	1,451	05/21/2025	GST	Crowdstrike Holdings, Inc.	0	(265)
	35,352	05/21/2025	MSI	Crowdstrike Holdings, Inc.	0	(3,246)
	147,951	05/21/2025	MSI	Crown Castle, Inc.	0	7,728
AUD	6,845	05/21/2025	MSI	CSL Ltd.	0	(212)
USD	88,804	05/21/2025	GST	Custom Basket/Unknown Index/ID	0	(133)
EUR	11,041	05/21/2025	GST	CVC Capital Partners PLC	0	(282)
	28,587	05/21/2025	MSI	CVC Capital Partners PLC	0	(440)
USD	11,096	05/21/2025	MSI	CVS Health Corp.	0	356
	37,942	05/21/2025	JPM	CyberArk Software Ltd.	0	5,726
	2,816	05/21/2025	GST	CyberArk Software Ltd.	0	(353)
	17,044	05/21/2025	MSI	Cytokinetics, Inc.	0	1,892
CHF	1,831	05/21/2025	JPM	Daetwyler Holding AG	0	(135)
	19,420	05/21/2025	MSI	Daetwyler Holding AG	0	(284)
JPY	20,043	05/21/2025	GST	Daiichi Sankyo Co., Ltd.	0	2,815
EUR	32,148	05/21/2025	GST	Daimler Truck Holding AG	0	(134)
JPY	116,321	05/21/2025	GST	Daiwa Securities Group, Inc.	0	(2,682)
	84,259	05/21/2025	MSI	Daiwa Securities Group, Inc.	0	(2,968)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	27,189	05/21/2025	GST	Danaher Corp.	$0	$2,112
	8,926	05/21/2025	MSI	Danaher Corp.	0	442
EUR	81,871	05/21/2025	JPM	Danone SA	0	8,438
	19,467	05/21/2025	GST	Danone SA	0	645
	3,306	05/21/2025	MSI	Danone SA	0	148
USD	18,267	05/21/2025	MSI	Darling Ingredients, Inc.	0	(1,659)
EUR	82,642	05/21/2025	GST	Dassault Aviation SA	0	5,289
USD	25,843	05/21/2025	JPM	Datadog, Inc.	0	4,090
	9,870	05/21/2025	GST	Datadog, Inc.	0	1,470
	4,351	05/21/2025	MSI	Datadog, Inc.	0	348
	7,762	05/21/2025	JPM	Datadog, Inc.	0	(1,228)
	18,047	05/21/2025	MSI	Datadog, Inc.	0	(1,874)
	33,790	05/21/2025	GST	Datadog, Inc.	0	(5,031)
	8,706	05/21/2025	MSI	Dayforce, Inc.	0	321
EUR	50,783	05/21/2025	GST	Delivery Hero SE	0	1,057
	4,859	05/21/2025	MSI	Delivery Hero SE	0	(318)
	12,185	05/21/2025	JPM	Delivery Hero SE	0	(1,942)
USD	5,602	05/21/2025	MSI	Dell Technologies, Inc.	0	(455)
	12,935	05/21/2025	GST	Dell Technologies, Inc.	0	(1,471)
	5,584	05/21/2025	MSI	Denali Therapeutics, Inc.	0	1,476
EUR	514,507	05/21/2025	JPM	Deutsche Bank AG	0	18,885
	207,890	05/21/2025	MSI	Deutsche Bank AG	0	1,329
	211,026	05/21/2025	GST	Deutsche Bank AG	0	(904)
USD	9,127	05/21/2025	JPM	Devon Energy Corp.	0	(574)
	45,134	05/21/2025	GST	Devon Energy Corp.	0	(1,424)
	35,834	05/21/2025	MSI	Devon Energy Corp.	0	(2,361)
	58,091	05/21/2025	MSI	Diamondback Energy, Inc.	0	1,974
	21,441	05/21/2025	GST	Diamondback Energy, Inc.	0	(55)
EUR	52,466	05/21/2025	GST	DiaSorin SpA	0	1,572
	10,310	05/21/2025	JPM	DiaSorin SpA	0	1,192
USD	134,496	05/21/2025	MSI	Dick's Sporting Goods, Inc.	0	2,742
	10,097	05/21/2025	GST	Digital Realty Trust, Inc.	0	(980)
	100,059	05/21/2025	MSI	Digital Realty Trust, Inc.	0	(6,218)
	7,124	05/21/2025	MSI	Diodes, Inc.	0	(556)
	13,123	05/21/2025	GST	Disc Medicine, Inc.	0	2,296
JPY	20,986	05/21/2025	GST	Disco Corp.	0	827
	945	05/21/2025	GST	Disco Corp.	0	(37)
	320	05/21/2025	JPM	Disco Corp.	0	(58)
	9,693	05/21/2025	MSI	Disco Corp.	0	(183)
USD	496	05/21/2025	GST	Discover Financial Services	0	(52)
	1,056	05/21/2025	JPM	Discover Financial Services	0	(223)
GBP	11,555	05/21/2025	GST	Diversified Energy Co. PLC	0	(603)
EUR	1,101,768	05/21/2025	MSI	DJS Banks	0	(54,409)
USD	32,422	05/21/2025	GST	Docusign, Inc.	0	4,447
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,979	05/21/2025	JPM	Docusign, Inc.	$0	$951
	9,996	05/21/2025	MSI	Docusign, Inc.	0	550
	25,733	05/21/2025	MSI	Dollar General Corp.	0	1,531
	21,325	05/21/2025	MSI	Dollar Tree, Inc.	0	(2,961)
CAD	3,291	05/21/2025	JPM	Dollarama, Inc.	0	(429)
USD	15,488	05/21/2025	MSI	Dominion Energy, Inc.	0	282
	176,068	05/21/2025	MSI	Domino's Pizza, Inc.	0	6,840
	11,512	05/21/2025	GST	DoorDash, Inc.	0	(1,412)
	85,222	05/21/2025	MSI	DoorDash, Inc.	0	(6,015)
	5,323	05/21/2025	MSI	Doximity, Inc.	0	(365)
	14,895	05/21/2025	JPM	Dr. Reddy's Laboratories Ltd.	0	(1,587)
	94,750	05/21/2025	MSI	DraftKings, Inc.	0	(706)
	3,855	05/21/2025	MSI	DTE Energy Co.	0	(118)
	24,438	05/21/2025	JPM	DTE Energy Co.	0	(1,729)
	22,982	05/21/2025	MSI	Dutch Bros, Inc.	0	734
	33,869	05/21/2025	JPM	Dynatrace, Inc.	0	4,271
	1,940	05/21/2025	GST	Dynatrace, Inc.	0	221
	1,652	05/21/2025	MSI	Dynatrace, Inc.	0	133
	6,055	05/21/2025	GST	Dynavax Technologies Corp.	0	(760)
EUR	11,532	05/21/2025	JPM	E.ON SE	0	262
	4,957	05/21/2025	MSI	E.ON SE	0	186
	47,118	05/21/2025	GST	E.ON SE	0	(235)
USD	519	05/21/2025	GST	Eaton Corp. PLC	0	(70)
	1,262	05/21/2025	JPM	Eaton Corp. PLC	0	(210)
	76,762	05/21/2025	MSI	Eaton Corp. PLC	0	(4,778)
	19,043	05/21/2025	MSI	eBay, Inc.	0	928
	8,269	05/21/2025	GST	eBay, Inc.	0	(319)
EUR	12,319	05/21/2025	GST	EDP Renovaveis SA	0	(646)
	52,321	05/21/2025	MSI	EDP Renovaveis SA	0	(4,450)
USD	52,108	05/21/2025	GST	Edwards Lifesciences Corp.	0	4,736
JPY	8,465	05/21/2025	GST	Eisai Co., Ltd.	0	319
USD	10,812	05/21/2025	GST	Elanco Animal Health, Inc.	0	1,275
	10,633	05/21/2025	MSI	Elastic NV	0	(831)
	7,340	05/21/2025	GST	Elastic NV	0	(1,021)
	97,344	05/21/2025	GST	Eli Lilly & Co.	0	9,631
	16,556	05/21/2025	MSI	Eli Lilly & Co.	0	2,322
EUR	130,959	05/21/2025	GST	Elis SA	0	7,110
	6,836	05/21/2025	MSI	Elis SA	0	430
	312	05/21/2025	JPM	Elis SA	0	63
USD	1,170	05/21/2025	MSI	EMCOR Group, Inc.	0	(32)
	363	05/21/2025	GST	EMCOR Group, Inc.	0	(38)
CHF	23,144	05/21/2025	GST	Emmi AG	0	(795)
	14,135	05/21/2025	JPM	Emmi AG	0	(997)
CAD	15,769	05/21/2025	MSI	Enbridge, Inc.	0	(691)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	32,149	05/21/2025	GST	Enbridge, Inc.	$0	$(1,141)
JPY	7,478	05/21/2025	GST	ENEOS Holdings, Inc.	0	(63)
	3,255	05/21/2025	MSI	ENEOS Holdings, Inc.	0	(112)
	17,031	05/21/2025	JPM	ENEOS Holdings, Inc.	0	(2,112)
USD	675,135	05/21/2025	MSI	Energy Select Sector SPDR Fund	0	(7,586)
SEK	1,096	05/21/2025	MSI	Engcon AB	0	68
	16,531	05/21/2025	GST	Engcon AB	0	(19)
	6,630	05/21/2025	JPM	Engcon AB	0	(516)
EUR	54,870	05/21/2025	GST	Eni SpA	0	(1,168)
USD	5,320	05/21/2025	GST	Enliven Therapeutics, Inc.	0	(892)
HKD	13,143	05/21/2025	JPM	ENN Energy Holdings Ltd.	0	125
	3,151	05/21/2025	MSI	ENN Energy Holdings Ltd.	0	40
USD	14,039	05/21/2025	MSI	Enphase Energy, Inc.	0	(618)
	6,730	05/21/2025	JPM	Ensign Group, Inc.	0	(235)
	8,622	05/21/2025	JPM	Entegris, Inc.	0	(1,584)
	55,467	05/21/2025	GST	Enterprise Products Partners LP	0	685
	2,283	05/21/2025	JPM	Enterprise Products Partners LP	0	50
	8,875	05/21/2025	MSI	Enterprise Products Partners LP	0	(145)
NOK	11,994	05/21/2025	GST	Entra ASA	0	(253)
SEK	415,185	05/21/2025	JPM	Epiroc AB	0	29,007
	14,536	05/21/2025	MSI	EQT AB	0	(627)
	4,334	05/21/2025	JPM	EQT AB	0	(889)
	179,142	05/21/2025	GST	EQT AB	0	(16,950)
USD	68,802	05/21/2025	GST	EQT Corp.	0	2,540
	199,668	05/21/2025	MSI	EQT Corp.	0	(4,825)
	148,120	05/21/2025	GST	Equifax, Inc.	0	(30,850)
	293,441	05/21/2025	MSI	Equifax, Inc.	0	(44,989)
	10,052	05/21/2025	GST	Equinix, Inc.	0	(1,138)
	14,743	05/21/2025	JPM	Equinix, Inc.	0	(1,612)
	106,311	05/21/2025	MSI	Equinix, Inc.	0	(9,890)
EUR	4,899	05/21/2025	JPM	Erste Group Bank AG	0	451
	107,861	05/21/2025	GST	Erste Group Bank AG	0	(2,128)
	155,074	05/21/2025	MSI	Erste Group Bank AG	0	(3,685)
	22,762	05/21/2025	GST	EssilorLuxottica SA	0	(342)
	45,686	05/21/2025	JPM	EssilorLuxottica SA	0	(1,494)
	1,215,725	05/21/2025	MSI	EURO STOXX Banks Index	0	(33,772)
	36,065	05/21/2025	MSI	Eurobank Ergasias Services & Holdings SA	0	(2,005)
	23,167	05/21/2025	GST	Eurofins Scientific SE	0	(2,850)
USD	808	05/21/2025	JPM	Euronet Worldwide, Inc.	0	(84)
	2,974	05/21/2025	MSI	Euronet Worldwide, Inc.	0	(98)
	13,847	05/21/2025	GST	Euronet Worldwide, Inc.	0	(1,117)
	7,680	05/21/2025	GST	Evergy, Inc.	0	128
	9,188	05/21/2025	MSI	Evolent Health, Inc.	0	564
	5,860	05/21/2025	MSI	Evotec SE	0	1,443
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	22,326	05/21/2025	GST	Exact Sciences Corp.	$0	$1,316
	11,585	05/21/2025	MSI	Excelerate Energy, Inc.	0	(356)
	10,816	05/21/2025	MSI	Exelixis, Inc.	0	(773)
	8,994	05/21/2025	MSI	ExlService Holdings, Inc.	0	(508)
	24,996	05/21/2025	GST	ExlService Holdings, Inc.	0	(2,977)
	261,957	05/21/2025	JPM	Expand Energy Corp.	0	10,053
	65,638	05/21/2025	GST	Expand Energy Corp.	0	1,066
	30,227	05/21/2025	MSI	Expand Energy Corp.	0	(96)
	6,064	05/21/2025	MSI	Expedia Group, Inc.	0	(214)
	2,657	05/21/2025	JPM	Expedia Group, Inc.	0	(325)
GBP	40,549	05/21/2025	GST	Experian PLC	0	(2,309)
	21,192	05/21/2025	JPM	Experian PLC	0	(3,640)
USD	47,249	05/21/2025	JPM	Exxon Mobil Corp.	0	1,235
	17,630	05/21/2025	MSI	Exxon Mobil Corp.	0	433
	52,254	05/21/2025	GST	Exxon Mobil Corp.	0	139
SEK	95,647	05/21/2025	GST	Fabege AB	0	416
USD	8,106	05/21/2025	MSI	Fabrinet	0	(712)
	29,843	05/21/2025	GST	Fabrinet	0	(5,633)
	12,214	05/21/2025	MSI	FactSet Research Systems, Inc.	0	112
JPY	12,801	05/21/2025	GST	Fast Retailing Co., Ltd.	0	(211)
SEK	7,636	05/21/2025	MSI	Fastighets AB Balder	0	(193)
	27,172	05/21/2025	GST	Fastighets AB Balder	0	(469)
	6,450	05/21/2025	JPM	Fastighets AB Balder	0	(1,028)
EUR	5,788	05/21/2025	MSI	Ferrari NV	0	203
USD	18,641	05/21/2025	MSI	Fidelity National Information Services, Inc.	0	2,341
	1,375	05/21/2025	GST	Fidelity National Information Services, Inc.	0	45
EUR	3,884	05/21/2025	JPM	Fielmann Group AG	0	(1,031)
	23,394	05/21/2025	GST	Fielmann Group AG	0	(3,506)
	204,912	05/21/2025	MSI	FinecoBank Banca Fineco SpA	0	5,390
	85,273	05/21/2025	GST	FinecoBank Banca Fineco SpA	0	4,284
USD	9,104	05/21/2025	JPM	First Solar, Inc.	0	296
	11,369	05/21/2025	GST	First Solar, Inc.	0	(45)
	5,332	05/21/2025	JPM	First Solar, Inc.	0	(173)
	49,746	05/21/2025	MSI	First Solar, Inc.	0	(1,180)
	7,921	05/21/2025	MSI	FirstEnergy Corp.	0	(355)
	28,374	05/21/2025	JPM	FirstEnergy Corp.	0	(3,057)
	29,457	05/21/2025	GST	Fiserv, Inc.	0	1,402
	6,526	05/21/2025	MSI	Fiserv, Inc.	0	804
	30,912	05/21/2025	GST	Fiserv, Inc.	0	(3,411)
AUD	14,538	05/21/2025	JPM	Fisher & Paykel Healthcare Corp. Ltd.	0	(371)
NZD	3,362	05/21/2025	MSI	Fisher & Paykel Healthcare Corp. Ltd.	0	(53)
USD	25,477	05/21/2025	MSI	Five Below, Inc.	0	(509)
	3,731	05/21/2025	GST	FLEX LNG Ltd.	0	(138)
	3,237	05/21/2025	MSI	FLEX LNG Ltd.	0	(160)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	13,067	05/21/2025	GST	Flex Ltd.	$0	$1,631
	1,836	05/21/2025	GST	Flowco Holdings, Inc.	0	1
	18,810	05/21/2025	MSI	Flowco Holdings, Inc.	0	(510)
EUR	45,088	05/21/2025	GST	Fluidra SA	0	1,153
	18,272	05/21/2025	JPM	Fluidra SA	0	863
	19,828	05/21/2025	MSI	Fluidra SA	0	627
USD	7,147	05/21/2025	GST	FormFactor, Inc.	0	(901)
	7,341	05/21/2025	MSI	Fortinet, Inc.	0	(337)
	11,868	05/21/2025	GST	Fortinet, Inc.	0	(1,413)
	11,176	05/21/2025	JPM	Fortinet, Inc.	0	(2,002)
	501	05/21/2025	MSI	Fox Corp.	0	3
	108,489	05/21/2025	GST	Fox Corp.	0	(5,929)
	364,898	05/21/2025	MSI	Freeport-McMoRan, Inc.	0	6,283
	7,673	05/21/2025	GST	Freeport-McMoRan, Inc.	0	(287)
EUR	9,578	05/21/2025	GST	Fresenius SE & Co. KGaA	0	(574)
USD	1,082	05/21/2025	JPM	FTAI Aviation Ltd.	0	(204)
EUR	57,759	05/21/2025	GST	FUCHS SE	0	3,021
	906	05/21/2025	JPM	FUCHS SE	0	113
JPY	33,577	05/21/2025	GST	Fujikura Ltd.	0	5,096
	8,973	05/21/2025	GST	Fujitsu Ltd.	0	(726)
CHF	61,928	05/21/2025	JPM	Galderma Group AG	0	15,237
	51,981	05/21/2025	GST	Galderma Group AG	0	12,699
	454	05/21/2025	JPM	Galderma Group AG	0	(111)
	1,047	05/21/2025	GST	Galderma Group AG	0	(256)
GBP	19,431	05/21/2025	GST	Gamma Communications PLC	0	(1,665)
USD	6,458	05/21/2025	MSI	Gartner, Inc.	0	(280)
	17,661	05/21/2025	GST	Gartner, Inc.	0	(1,287)
	3,757	05/21/2025	GST	GE Vernova, Inc.	0	693
	4,600	05/21/2025	MSI	GE Vernova, Inc.	0	592
	626	05/21/2025	GST	GE Vernova, Inc.	0	(115)
	1,643	05/21/2025	MSI	GE Vernova, Inc.	0	(211)
CHF	52,833	05/21/2025	JPM	Geberit AG	0	(6,694)
EUR	10,451	05/21/2025	GST	Gecina SA	0	(41)
	7,978	05/21/2025	JPM	Gecina SA	0	(751)
USD	6,307	05/21/2025	JPM	Generac Holdings, Inc.	0	(213)
	35,418	05/21/2025	MSI	Generac Holdings, Inc.	0	(840)
	69,064	05/21/2025	GST	Generac Holdings, Inc.	0	(5,054)
	3,389	05/21/2025	GST	General Electric Co.	0	(441)
EUR	154,529	05/21/2025	MSI	Generali	0	1,720
USD	7,146	05/21/2025	GST	Genius Sports Ltd.	0	666
GBP	40,917	05/21/2025	MSI	Genuit Group PLC	0	1,784
	3,546	05/21/2025	GST	Genus PLC	0	521
EUR	6,884	05/21/2025	GST	Gerresheimer AG	0	996
	32,216	05/21/2025	GST	Gerresheimer AG	0	71
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	7,421	05/21/2025	GST	Getinge AB	$0	$(155)
USD	8,659	05/21/2025	GST	Gilead Sciences, Inc.	0	(183)
	37,119	05/21/2025	GST	Gitlab, Inc.	0	5,164
CHF	70,279	05/21/2025	JPM	Givaudan SA	0	(9,308)
USD	11,567	05/21/2025	GST	Glaukos Corp.	0	779
GBP	10,501	05/21/2025	GST	Glencore PLC	0	(427)
USD	71,113	05/21/2025	GST	Global Payments, Inc.	0	(9,317)
	1,266	05/21/2025	JPM	Global-e Online Ltd.	0	(242)
	6,169	05/21/2025	MSI	GLOBALFOUNDRIES, Inc.	0	32
	20,345	05/21/2025	GST	GLOBALFOUNDRIES, Inc.	0	(2,205)
	6,523	05/21/2025	GST	Globus Medical, Inc.	0	(224)
	22,799	05/21/2025	GST	GoDaddy, Inc.	0	3,191
	8,225	05/21/2025	MSI	GoDaddy, Inc.	0	(627)
EUR	97,486	05/21/2025	GST	Goldman Sachs EUR Volatility Carry Index	0	(173)
USD	296,540	05/21/2025	GST	Goldman Sachs FV Weekly Index	0	(384)
	1,651,469	05/21/2025	MSI	Goldman Sachs Group, Inc.	0	117,664
	136,752	05/21/2025	GST	Goldman Sachs TY Weekly Vol Index	0	1
	2,185	05/21/2025	JPM	Grab Holdings Ltd.	0	(879)
GBP	30,829	05/21/2025	GST	Grainger PLC	0	(308)
	6,798	05/21/2025	JPM	Grainger PLC	0	(946)
	19,167	05/21/2025	GST	Great Portland Estates PLC	0	(330)
	1,632	05/21/2025	MSI	Greggs PLC	0	(21)
	16,102	05/21/2025	GST	Greggs PLC	0	(170)
	6,003	05/21/2025	JPM	Greggs PLC	0	(655)
EUR	15,303	05/21/2025	MSI	Grenke AG	0	(31)
USD	386	05/21/2025	GST	Group 1 Automotive, Inc.	0	(17)
	1,154	05/21/2025	JPM	Group 1 Automotive, Inc.	0	(57)
JPY	506,751	05/21/2025	GST	GS Japan Regional Banks Index	0	35,812
GBP	23,509	05/21/2025	GST	GSK PLC	0	2,028
USD	11,975	05/21/2025	MSI	Guardant Health, Inc.	0	635
	56,621	05/21/2025	GST	Guidewire Software, Inc.	0	6,653
	12,973	05/21/2025	MSI	Guidewire Software, Inc.	0	746
HKD	6,408	05/21/2025	MSI	Gushengtang Holdings Ltd.	0	(222)
SEK	33,352	05/21/2025	GST	H & M Hennes & Mauritz AB	0	283
	24,057	05/21/2025	JPM	H & M Hennes & Mauritz AB	0	(3,592)
USD	83,838	05/21/2025	MSI	HA Sustainable Infrastructure Capital, Inc.	0	4,266
GBP	2,206	05/21/2025	JPM	Haleon PLC	0	131
	4,136	05/21/2025	MSI	Haleon PLC	0	(19)
	113,817	05/21/2025	GST	Haleon PLC	0	(2,821)
USD	9,733	05/21/2025	JPM	Halozyme Therapeutics, Inc.	0	(339)
	12,840	05/21/2025	MSI	Hanmi Semiconductor Co. Ltd.	0	(9)
EUR	127,219	05/21/2025	GST	Hannover Rueck SE	0	(1,349)
	249,268	05/21/2025	MSI	Hannover Rueck SE	0	(6,996)
HKD	15,947	05/21/2025	JPM	Hansoh Pharmaceutical Group Co., Ltd.	0	(2,647)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,993	05/21/2025	GST	Hapvida Participacoes e Investimentos SA	$0	$400
	7,763	05/21/2025	MSI	Harmony Biosciences Holdings, Inc.	0	(194)
SEK	17,210	05/21/2025	GST	Haypp Group AB	0	375
USD	77,404	05/21/2025	MSI	HDFC Bank Ltd.	0	810
CAD	14,064	05/21/2025	MSI	Headwater Exploration, Inc.	0	337
USD	78,621	05/21/2025	MSI	Health Care Select Sector SPDR Fund	0	(1,587)
	1,578	05/21/2025	MSI	HealthEquity, Inc.	0	(51)
EUR	10,509	05/21/2025	JPM	Heidelberg Materials AG	0	2,476
	61,805	05/21/2025	GST	Heidelberger Cement AG	0	5,455
USD	19,807	05/21/2025	GST	Henry Schein, Inc.	0	(593)
EUR	39,918	05/21/2025	GST	Hensoldt AG	0	2,127
	5,335	05/21/2025	MSI	Hermes International SCA	0	(137)
	6,996	05/21/2025	JPM	Hermes International SCA	0	(956)
	71,464	05/21/2025	GST	Hermes International SCA	0	(3,357)
SEK	15,847	05/21/2025	GST	Hexpol AB	0	218
	2,928	05/21/2025	MSI	Hexpol AB	0	(19)
USD	757	05/21/2025	GST	HF Sinclair Corp.	0	(25)
	9,284	05/21/2025	JPM	HF Sinclair Corp.	0	(849)
	18,474	05/21/2025	MSI	HF Sinclair Corp.	0	(1,793)
	4,744	05/21/2025	JPM	HighPeak Energy, Inc.	0	474
	6,368	05/21/2025	MSI	HighPeak Energy, Inc.	0	336
GBP	45,696	05/21/2025	JPM	Hikma Pharmaceuticals PLC	0	5,251
	7,903	05/21/2025	GST	Hikma Pharmaceuticals PLC	0	(461)
	11,201	05/21/2025	GST	Hill & Smith Holdings PLC	0	674
USD	3,062	05/21/2025	JPM	Hilton Worldwide Holdings, Inc.	0	(320)
	20,459	05/21/2025	GST	Hilton Worldwide Holdings, Inc.	0	(2,089)
	87,275	05/21/2025	MSI	Hilton Worldwide Holdings, Inc.	0	(5,848)
GBP	120,329	05/21/2025	MSI	Hiscox Ltd.	0	(6,041)
	101,094	05/21/2025	GST	Hiscox Ltd.	0	(6,089)
JPY	3,519	05/21/2025	GST	Hitachi Ltd.	0	(90)
EUR	6,113	05/21/2025	GST	HOCHTIEF AG	0	(209)
	20,936	05/21/2025	JPM	HOCHTIEF AG	0	(4,592)
JPY	147,668	05/21/2025	GST	Hokuhoku Financial Group, Inc.	0	17,858
	54,876	05/21/2025	MSI	Hokuhoku Financial Group, Inc.	0	8,171
CHF	62,357	05/21/2025	GST	Holcim AG	0	3,696
USD	3,530	05/21/2025	GST	Hologic, Inc.	0	78
	11,090	05/21/2025	JPM	Hologic, Inc.	0	(556)
	29,208	05/21/2025	MSI	Home Depot, Inc.	0	352
	9,019	05/21/2025	GST	Home Depot, Inc.	0	(353)
	13,187	05/21/2025	GST	Hon Hai Precision Industry Co. Ltd.	0	(250)
	2,895	05/21/2025	JPM	Howmet Aerospace, Inc.	0	(570)
JPY	28,241	05/21/2025	GST	Hoya Corp.	0	2,142
	6,645	05/21/2025	GST	Hoya Corp.	0	(504)
USD	57,336	05/21/2025	JPM	HubSpot, Inc.	0	12,987
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,830	05/21/2025	MSI	HubSpot, Inc.	$0	$450
	1,038	05/21/2025	GST	HubSpot, Inc.	0	185
SEK	32,882	05/21/2025	GST	Hufvudstaden AB	0	(448)
USD	32,119	05/21/2025	MSI	Humana, Inc.	0	(2,748)
	466,828	05/21/2025	MSI	Huntington Bancshares, Inc.	0	(28,557)
	208	05/21/2025	GST	Hyatt Hotels Corp.	0	(17)
	530	05/21/2025	JPM	Hyatt Hotels Corp.	0	(33)
	40,165	05/21/2025	MSI	Hynix Semiconductors	0	(106)
JPY	18,204	05/21/2025	JPM	Ibiden Co., Ltd.	0	6,413
EUR	14,009	05/21/2025	GST	ICADE	0	223
	2,482	05/21/2025	MSI	ICADE	0	(58)
	4,734	05/21/2025	JPM	ICADE	0	(505)
USD	77,085	05/21/2025	MSI	ICICI Bank Ltd.	0	(1,244)
	13,122	05/21/2025	JPM	ICON PLC	0	53
	54,031	05/21/2025	JPM	IDACORP, Inc.	0	2,062
	6,454	05/21/2025	MSI	IDACORP, Inc.	0	(77)
	1,895	05/21/2025	JPM	IDEXX Laboratories, Inc.	0	(268)
	5,147	05/21/2025	MSI	Illumina, Inc.	0	(208)
GBP	39,955	05/21/2025	GST	IMI PLC	0	2,579
EUR	53,780	05/21/2025	GST	Immobiliare Grande Distribuzione SIIQ SpA	0	3,559
USD	13,792	05/21/2025	MSI	Immunocore Holdings PLC	0	1,409
GBP	140,421	05/21/2025	GST	Imperial Brands PLC	0	3,805
	5,186	05/21/2025	JPM	Imperial Brands PLC	0	651
	2,699	05/21/2025	MSI	Imperial Brands PLC	0	114
CAD	6,786	05/21/2025	MSI	Imperial Oil Ltd.	0	(640)
USD	2,163	05/21/2025	MSI	Incyte Corp.	0	(155)
EUR	642,930	05/21/2025	MSI	Industria de Diseno Textil SA	0	10,252
	14,127	05/21/2025	GST	Industria de Diseno Textil SA	0	(55)
SEK	2,305	05/21/2025	MSI	Indutrade AB	0	67
	56,597	05/21/2025	GST	Indutrade AB	0	(159)
	18,526	05/21/2025	JPM	Indutrade AB	0	(1,012)
EUR	35,122	05/21/2025	GST	Infineon Technologies AG	0	(2,344)
USD	7,687	05/21/2025	MSI	Infinity Natural Resources, Inc.	0	(111)
EUR	533,836	05/21/2025	GST	ING Groep NV	0	13,951
	203,528	05/21/2025	MSI	ING Groep NV	0	5,931
	82,145	05/21/2025	MSI	ING Groep NV	0	(3,337)
USD	4,213	05/21/2025	JPM	Innovage Holding Corp.	0	(125)
HKD	6,889	05/21/2025	JPM	Innovent Biologics, Inc.	0	(2,472)
USD	13,169	05/21/2025	JPM	Innovex International, Inc.	0	708
	12,133	05/21/2025	MSI	Innovex International, Inc.	0	(8)
EUR	4,831	05/21/2025	JPM	InPost SA	0	(1,036)
	24,380	05/21/2025	MSI	InPost SA	0	(3,115)
	45,848	05/21/2025	GST	InPost SA	0	(3,418)
USD	7,368	05/21/2025	GST	Insmed, Inc.	0	(264)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	24,822	05/21/2025	GST	Insperity, Inc.	$0	$3,824
	1,519	05/21/2025	MSI	Insperity, Inc.	0	284
	1,092	05/21/2025	JPM	Insperity, Inc.	0	182
	26,482	05/21/2025	GST	Inspire Medical Systems, Inc.	0	(1,234)
	6,919	05/21/2025	GST	Insulet Corp.	0	(398)
	3,264	05/21/2025	MSI	Intapp, Inc.	0	(46)
	6,465	05/21/2025	GST	Integer Holdings Corp.	0	(609)
	55,841	05/21/2025	GST	Intel Corp.	0	17
	1,624	05/21/2025	JPM	Intel Corp.	0	(44)
	7,649	05/21/2025	GST	Intel Corp.	0	(512)
	8,750	05/21/2025	GST	Interactive Brokers Group, Inc.	0	1,045
	519,485	05/21/2025	MSI	Intercontinental Exchange, Inc.	0	23,058
	104,853	05/21/2025	JPM	Intercontinental Exchange, Inc.	0	9,031
	116,234	05/21/2025	GST	Intercontinental Exchange, Inc.	0	5,376
GBP	7,533	05/21/2025	JPM	InterContinental Hotels Group PLC	0	(414)
	37,452	05/21/2025	MSI	InterContinental Hotels Group PLC	0	(1,085)
EUR	18,355	05/21/2025	GST	Intercos SpA	0	(1,908)
GBP	2,812	05/21/2025	JPM	Intermediate Capital Group PLC	0	(497)
	51,433	05/21/2025	GST	Intermediate Capital Group PLC	0	(3,899)
USD	82,560	05/21/2025	MSI	International Business Machines Corp.	0	(384)
EUR	65,792	05/21/2025	MSI	Intesa Sanpaolo SpA	0	(4,118)
USD	52,287	05/21/2025	JPM	Intuit, Inc.	0	6,696
	64,160	05/21/2025	GST	Intuitive Surgical, Inc.	0	6,505
	12,311	05/21/2025	MSI	Intuitive Surgical, Inc.	0	584
	8,430	05/21/2025	GST	Intuitive Surgical, Inc.	0	(855)
	133,670	05/21/2025	MSI	Invesco QQQ Trust	0	(4,216)
	16,205	05/21/2025	MSI	Ionis Pharmaceuticals, Inc.	0	1,330
EUR	59,908	05/21/2025	GST	IONOS Group SE	0	1,175
USD	9,828	05/21/2025	GST	Iovance Biotherapeutics, Inc.	0	(1,627)
	10,453	05/21/2025	MSI	iPath Series B S&P 500 VIX Short-Term Futures ETN	0	563
	85,160	05/21/2025	MSI	iPath Series B S&P 500 VIX Short-Term Futures ETN	0	(1,516)
EUR	7,185	05/21/2025	GST	Ipsen SA	0	(796)
	46,989	05/21/2025	GST	IPSOS SA	0	2,937
	6,432	05/21/2025	JPM	IPSOS SA	0	646
	3,305	05/21/2025	MSI	IPSOS SA	0	(28)
USD	9,028	05/21/2025	JPM	IQVIA Holdings, Inc.	0	(122)
	219,684	05/21/2025	MSI	iShares 20+ Year Treasury Bond ETF	0	(4,707)
	85,250	05/21/2025	GST	iShares China Large-Cap ETF	0	261
	63,383	05/21/2025	MSI	iShares Expanded Tech-Software Sector ETF	0	(4,923)
	843,381	05/21/2025	MSI	iShares iBoxx $ High Yield Corporate Bond ETF	0	(5,735)
	1,122,854	05/21/2025	GST	iShares iBoxx $ High Yield Corporate Bond ETF	0	(16,846)
	191,695	05/21/2025	GST	iShares iBoxx $ Investment Grade Corporate Bond ETF	0	(2,669)
	664,810	05/21/2025	MSI	iShares iBoxx $ Investment Grade Corporate Bond ETF	0	(4,666)
	26,331	05/21/2025	GST	iShares JP Morgan USD Emerging Markets Bond ETF	0	(657)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,939,026	05/21/2025	MSI	iShares JP Morgan USD Emerging Markets Bond ETF	$0	$(31,098)
	920,691	05/21/2025	MSI	iShares MSCI Brazil ETF	0	(2,277)
	7,670	05/21/2025	MSI	iShares Russell 2000 ETF	0	(125)
	50,066	05/21/2025	JPM	iShares Russell 2000 ETF	0	(3,715)
	5,609	05/21/2025	GST	iShares Semiconductor ETF	0	(458)
	44,634	05/21/2025	MSI	iShares Semiconductor ETF	0	(2,245)
	56,018	05/21/2025	JPM	iShares Semiconductor ETF	0	(7,407)
	21,963	05/21/2025	MSI	IsuPetasys Co. Ltd.	0	(190)
EUR	22,297	05/21/2025	GST	Italgas SpA	0	520
USD	6,511	05/21/2025	MSI	J.M. Smucker Co.	0	1
	3,617	05/21/2025	JPM	J.M. Smucker Co.	0	(105)
	5,758	05/21/2025	JPM	Jack Henry & Associates, Inc.	0	(138)
	78,870	05/21/2025	MSI	Janus Henderson Group PLC	0	(4,786)
EUR	20,700	05/21/2025	GST	Jenoptik AG	0	1,447
	28,577	05/21/2025	MSI	Jeronimo Martins SGPS SA	0	1,326
	88,607	05/21/2025	GST	Jeronimo Martins SGPS SA	0	(1,980)
USD	8,087	05/21/2025	GST	Jiangsu Hengrui Pharmaceuticals Co., Ltd.	0	345
SEK	21,624	05/21/2025	GST	JM AB	0	(766)
USD	8,317	05/21/2025	GST	Johnson & Johnson	0	32
	497,137	05/21/2025	GST	JPMorgan Chase & Co.	0	33,933
	190,234	05/21/2025	MSI	JPMorgan Chase & Co.	0	9,376
DKK	38,511	05/21/2025	MSI	Jyske Bank AS	0	(2,222)
EUR	568,597	05/21/2025	GST	KBC Group NV	0	12,721
	283,727	05/21/2025	MSI	KBC Group NV	0	3,619
	1,493	05/21/2025	JPM	KBC Group NV	0	207
JPY	61,761	05/21/2025	GST	Keiyo Bank Ltd.	0	4,290
	24,944	05/21/2025	MSI	Keiyo Bank Ltd.	0	2,369
CAD	47,303	05/21/2025	MSI	Kelt Exploration Ltd.	0	692
EUR	40,376	05/21/2025	JPM	Kering SA	0	(3,281)
	34,434	05/21/2025	GST	Kerry Group PLC	0	157
	2,797	05/21/2025	JPM	Kerry Group PLC	0	(59)
JPY	9,482	05/21/2025	GST	Keyence Corp.	0	(324)
USD	12,418	05/21/2025	MSI	Kimbell Royalty Partners LP	0	(62)
	102,553	05/21/2025	MSI	Kinder Morgan, Inc.	0	3,507
	71,258	05/21/2025	GST	Kinder Morgan, Inc.	0	(1,409)
	61,142	05/21/2025	JPM	Kinder Morgan, Inc.	0	(2,241)
EUR	15,247	05/21/2025	GST	Kinepolis Group NV	0	(119)
USD	11,074	05/21/2025	JPM	Kinetik Holdings, Inc.	0	574
	14,525	05/21/2025	GST	Kinetik Holdings, Inc.	0	(192)
	766,548	05/21/2025	MSI	KKR & Co., Inc.	0	66,709
	191,884	05/21/2025	GST	KKR & Co., Inc.	0	31,971
	78,032	05/21/2025	JPM	KKR & Co., Inc.	0	13,384
	7,836	05/21/2025	GST	KKR & Co., Inc.	0	(1,306)
	37,869	05/21/2025	GST	KLA Corp.	0	4,995
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	676	05/21/2025	MSI	KLA Corp.	$0	$26
	5,922	05/21/2025	GST	KLA Corp.	0	(403)
	33,414	05/21/2025	MSI	KLA Corp.	0	(1,018)
EUR	63,144	05/21/2025	MSI	Klepierre SA	0	(3,641)
USD	19,380	05/21/2025	GST	Kodiak Gas Services, Inc.	0	210
	7,651	05/21/2025	MSI	Kodiak Gas Services, Inc.	0	(135)
CZK	24,739	05/21/2025	GST	Komercni Banka AS	0	(374)
NOK	803	05/21/2025	JPM	Kongsberg Gruppen ASA	0	(126)
	1,968	05/21/2025	GST	Kongsberg Gruppen ASA	0	(143)
EUR	7,286	05/21/2025	GST	Koninklijke Philips NV	0	(455)
USD	137,655	05/21/2025	MSI	Kroger Co.	0	5,465
	10,504	05/21/2025	JPM	KT Corp.	0	1,464
	5,427	05/21/2025	MSI	KT Corp.	0	625
CHF	11,719	05/21/2025	MSI	Kuehne & Nagel International AG	0	(342)
	11,552	05/21/2025	GST	Kuehne & Nagel International AG	0	(567)
	37,091	05/21/2025	JPM	Kuehne & Nagel International AG	0	(3,417)
USD	7,103	05/21/2025	MSI	Kymera Therapeutics, Inc.	0	2,458
JPY	184,268	05/21/2025	MSI	Kyoto Financial Group, Inc.	0	35,076
	5,953	05/21/2025	GST	Kyowa Hakko Kogyo Co., Ltd.	0	(79)
USD	21,859	05/21/2025	GST	Labcorp Holdings, Inc.	0	2,965
	164,287	05/21/2025	MSI	Lam Research Corp.	0	7,434
	39,248	05/21/2025	JPM	Lam Research Corp.	0	5,976
	15,274	05/21/2025	GST	Lam Research Corp.	0	(8)
	936	05/21/2025	GST	Lam Research Corp.	0	(139)
	1,928	05/21/2025	JPM	Lam Research Corp.	0	(294)
GBP	73,603	05/21/2025	MSI	Lancashire Holdings Ltd.	0	1,160
USD	18,773	05/21/2025	GST	Landbridge Co. LLC	0	(2,020)
	25,821	05/21/2025	JPM	Landbridge Co. LLC	0	(4,391)
	49,677	05/21/2025	MSI	Landbridge Co., LLC	0	(4,009)
JPY	8,412	05/21/2025	GST	Lasertec Corp.	0	(812)
USD	34,410	05/21/2025	GST	Lattice Semiconductor Corp.	0	(5,908)
	50,442	05/21/2025	MSI	Lazard, Inc.	0	(4,368)
EUR	74,755	05/21/2025	GST	Legrand SA	0	3,913
USD	5,853	05/21/2025	MSI	LENZ Therapeutics, Inc.	0	(1,133)
	19,021	05/21/2025	MSI	LG Energy Solution Ltd.	0	930
	1,400	05/21/2025	GST	Liberty Broadband Corp.	0	(292)
	3,867	05/21/2025	MSI	Liberty Energy, Inc.	0	(72)
	23,275	05/21/2025	MSI	Liberty Media Corp.-Liberty Formula One	0	2,439
	34,786	05/21/2025	GST	Liberty Media Corp.-Liberty Formula One	0	2,278
	7,372	05/21/2025	JPM	Life360, Inc.	0	(2,453)
	2,851	05/21/2025	MSI	LifeStance Health Group, Inc.	0	105
EUR	155,625	05/21/2025	MSI	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	0	16,456
	39,356	05/21/2025	GST	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	0	3,468
USD	8,626	05/21/2025	JPM	Liquidia Corp.	0	(1,069)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	72,853	05/21/2025	GST	Live Nation Entertainment, Inc.	$0	$5,292
	46,619	05/21/2025	JPM	Live Nation Entertainment, Inc.	0	5,169
	6,438	05/21/2025	JPM	Live Nation Entertainment, Inc.	0	(714)
GBP	300,897	05/21/2025	GST	Lloyds Banking Group PLC	0	9,199
	115,882	05/21/2025	MSI	Lloyds Banking Group PLC	0	928
	300,827	05/21/2025	MSI	London Stock Exchange Group PLC	0	6,946
CHF	8,770	05/21/2025	GST	Lonza Group AG	0	(675)
EUR	9,171	05/21/2025	JPM	L'Oreal SA	0	(1,522)
	42,522	05/21/2025	GST	L'Oreal SA	0	(2,003)
	41,971	05/21/2025	MSI	L'Oreal SA	0	(2,701)
USD	21,689	05/21/2025	MSI	Louisiana-Pacific Corp.	0	(407)
	2,128	05/21/2025	GST	Lowe's Cos., Inc.	0	(108)
	151,270	05/21/2025	MSI	Lowe's Cos., Inc.	0	(2,092)
PLN	49,768	05/21/2025	GST	LPP SA	0	196
USD	28,640	05/21/2025	GST	Lumentum Holdings, Inc.	0	5,131
	4,479	05/21/2025	MSI	Lumentum Holdings, Inc.	0	540
	1,963	05/21/2025	GST	Lumentum Holdings, Inc.	0	(163)
	8,401	05/21/2025	MSI	Lumentum Holdings, Inc.	0	(692)
EUR	17,439	05/21/2025	JPM	LVMH Moet Hennessy Louis Vuitton SE	0	830
	39,302	05/21/2025	MSI	LVMH Moet Hennessy Louis Vuitton SE	0	52
	30,203	05/21/2025	GST	LVMH Moet Hennessy Louis Vuitton SE	0	(43)
USD	30,628	05/21/2025	MSI	LVMH Moet Hennessy Louis Vuitton SE	0	(496)
JPY	10,785	05/21/2025	GST	M3, Inc.	0	(71)
USD	9,341	05/21/2025	JPM	MACOM Technology Solutions Holdings, Inc.	0	(1,449)
AUD	371,209	05/21/2025	MSI	Macquarie Group Ltd.	0	28,348
USD	2,410	05/21/2025	GST	Madison Square Garden Sports Corp.	0	(93)
	43,423	05/21/2025	JPM	Magnolia Oil & Gas Corp.	0	63
	3,796	05/21/2025	GST	Magnolia Oil & Gas Corp.	0	(64)
	13,817	05/21/2025	MSI	Magnolia Oil & Gas Corp.	0	(163)
EUR	7,078	05/21/2025	JPM	Maire SpA	0	2,313
	61,891	05/21/2025	GST	Maire Tecnimont SpA	0	13,719
	55,749	05/21/2025	GST	Mapfre SA	0	(4,030)
USD	10,573	05/21/2025	GST	Maplebear, Inc.	0	(481)
	59,860	05/21/2025	MSI	Maplebear, Inc.	0	(2,817)
	64,067	05/21/2025	MSI	Marathon Petroleum Corp.	0	7,799
	57,788	05/21/2025	JPM	Marathon Petroleum Corp.	0	7,481
	10,391	05/21/2025	GST	Marathon Petroleum Corp.	0	877
	46,490	05/21/2025	GST	MarketAxess Holdings, Inc.	0	(266)
	49,494	05/21/2025	JPM	MarketAxess Holdings, Inc.	0	(807)
	2,157	05/21/2025	GST	Marriott International, Inc.	0	(229)
	106,393	05/21/2025	MSI	Marriott International, Inc.	0	(7,648)
	46,563	05/21/2025	JPM	Marvell Technology, Inc.	0	6,729
	27,184	05/21/2025	GST	Marvell Technology, Inc.	0	4,861
	7,335	05/21/2025	MSI	Marvell Technology, Inc.	0	662
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	14,775	05/21/2025	GST	Masimo Corp.	$0	$(1,160)
	371,605	05/21/2025	MSI	Mastercard, Inc.	0	22,998
	69,777	05/21/2025	GST	Mastercard, Inc.	0	5,307
	2,037	05/21/2025	GST	Mastercard, Inc.	0	(155)
	65,276	05/21/2025	JPM	Matador Resources Co.	0	2,061
	35,623	05/21/2025	MSI	Matador Resources Co.	0	(37)
	26,660	05/21/2025	GST	Matador Resources Co.	0	(326)
	716	05/21/2025	MSI	MBX Biosciences, Inc.	0	302
	75,933	05/21/2025	MSI	McDonald's Corp.	0	(1,742)
	9,007	05/21/2025	MSI	McKesson Corp.	0	(259)
JPY	206,922	05/21/2025	GST	Mebuki Financial Group, Inc.	0	13,575
	123,649	05/21/2025	MSI	Mebuki Financial Group, Inc.	0	11,466
USD	48,412	05/21/2025	JPM	MediaTek, Inc.	0	4,250
	6,464	05/21/2025	GST	MediaTek, Inc.	0	183
EUR	4,053	05/21/2025	GST	Medincell SA	0	202
USD	7,803	05/21/2025	GST	Medpace Holdings, Inc.	0	(524)
HKD	9,092	05/21/2025	JPM	Meituan	0	345
USD	62,816	05/21/2025	JPM	MercadoLibre, Inc.	0	18,764
	23,021	05/21/2025	MSI	MercadoLibre, Inc.	0	2,618
EUR	4,565	05/21/2025	JPM	Mercedes-Benz Group AG	0	183
	7,832	05/21/2025	GST	Mercedes-Benz Group AG	0	48
	64,700	05/21/2025	MSI	Mercedes-Benz Group AG	0	(2,566)
	44,268	05/21/2025	MSI	Mercialys SA	0	1,345
USD	35,719	05/21/2025	JPM	Merck & Co., Inc.	0	1,769
	3,371	05/21/2025	MSI	Merck & Co., Inc.	0	293
EUR	20,011	05/21/2025	GST	Merck KGaA	0	(854)
USD	11,917	05/21/2025	GST	Merit Medical Systems, Inc.	0	(645)
EUR	235,093	05/21/2025	GST	Merlin Properties Socimi SA	0	8,744
USD	6,095	05/21/2025	GST	Merus NV	0	321
AUD	9,391	05/21/2025	MSI	Mesoblast Ltd.	0	(552)
USD	25,720	05/21/2025	GST	Meta Platforms, Inc.	0	2,828
	43,881	05/21/2025	JPM	Meta Platforms, Inc.	0	2,784
	5,446	05/21/2025	MSI	MGE Energy, Inc.	0	20
	20,972	05/21/2025	JPM	MGE Energy, Inc.	0	(819)
	7,940	05/21/2025	MSI	Microchip Technology, Inc.	0	(1,507)
	10,449	05/21/2025	GST	Microchip Technology, Inc.	0	(1,762)
	17,935	05/21/2025	GST	Micron Technology, Inc.	0	2,379
	16,135	05/21/2025	JPM	Micron Technology, Inc.	0	2,025
	5,122	05/21/2025	MSI	Micron Technology, Inc.	0	342
	334	05/21/2025	GST	Micron Technology, Inc.	0	(51)
	684	05/21/2025	JPM	Micron Technology, Inc.	0	(86)
	108,095	05/21/2025	GST	Microsoft Corp.	0	10,878
	235,664	05/21/2025	MSI	Microsoft Corp.	0	4,259
	62,144	05/21/2025	MSI	MicroStrategy, Inc.	0	13,878
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPY	9,050	05/21/2025	GST	Millea Holdings, Inc.	$0	$(949)
USD	1,589	05/21/2025	MSI	Mirion Technologies, Inc.	0	(210)
ILS	75,870	05/21/2025	MSI	Mizrahi Tefahot Bank Ltd.	0	(4,326)
JPY	252,914	05/21/2025	GST	Mizuho Financial Group, Inc.	0	16,157
	93,150	05/21/2025	MSI	Mizuho Financial Group, Inc.	0	6,233
USD	5,912	05/21/2025	GST	MKS Instruments, Inc.	0	961
	7,323	05/21/2025	MSI	MKS Instruments, Inc.	0	323
	603	05/21/2025	GST	MKS Instruments, Inc.	0	(98)
	21,392	05/21/2025	MSI	Modine Manufacturing Co.	0	1,304
	3,396	05/21/2025	GST	Modine Manufacturing Co.	0	605
	16,615	05/21/2025	GST	Molina Healthcare, Inc.	0	1,371
EUR	16,488	05/21/2025	MSI	Moncler SpA	0	140
	56,772	05/21/2025	GST	Moncler SpA	0	(392)
	6,217	05/21/2025	JPM	Moncler SpA	0	(684)
USD	6,138	05/21/2025	GST	Monday.com Ltd.	0	606
	8,188	05/21/2025	MSI	Monday.com Ltd.	0	522
	18,275	05/21/2025	JPM	MongoDB, Inc.	0	3,074
	5,460	05/21/2025	GST	MongoDB, Inc.	0	738
	6,169	05/21/2025	MSI	MongoDB, Inc.	0	374
	33,032	05/21/2025	GST	Monolithic Power Systems, Inc.	0	5,519
	5,443	05/21/2025	MSI	Monolithic Power Systems, Inc.	0	489
	977	05/21/2025	JPM	Monolithic Power Systems, Inc.	0	209
	1,525	05/21/2025	GST	Monolithic Power Systems, Inc.	0	(255)
	91,596	05/21/2025	MSI	Monster Beverage Corp.	0	2,312
	3,133	05/21/2025	GST	Monster Beverage Corp.	0	114
	405,600	05/21/2025	MSI	Moody's Corp.	0	(19,426)
	261,593	05/21/2025	GST	Moody's Corp.	0	(23,873)
	245,021	05/21/2025	GST	Morgan Stanley	0	21,022
	144,719	05/21/2025	JPM	Morgan Stanley	0	20,793
	2,016	05/21/2025	JPM	Motorola Solutions, Inc.	0	(186)
	8,613	05/21/2025	MSI	Motorola Solutions, Inc.	0	(195)
	71,749	05/21/2025	GST	Motorola Solutions, Inc.	0	(4,879)
	16,999	05/21/2025	JPM	MPLX LP	0	1,336
	20,002	05/21/2025	MSI	MPLX LP	0	319
	11,048	05/21/2025	GST	Mr. Cooper Group, Inc.	0	1,210
	13,358	05/21/2025	MSI	MSCI, Inc.	0	275
	14,998	05/21/2025	GST	MSCI, Inc.	0	(265)
	27,861	05/21/2025	JPM	MSCI, Inc.	0	(2,120)
EUR	941,723	05/21/2025	GST	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	0	2,156
	212,754	05/21/2025	MSI	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	0	(4,859)
USD	7,598	05/21/2025	GST	Murphy Oil Corp.	0	2
	11,407	05/21/2025	MSI	Murphy Oil Corp.	0	(90)
EUR	23,705	05/21/2025	GST	Nagarro SE	0	812
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	2,064	05/21/2025	MSI	Nagarro SE	$0	$137
	931	05/21/2025	JPM	Nagarro SE	0	74
ZAR	661	05/21/2025	JPM	Naspers Ltd.	0	(99)
	10,554	05/21/2025	GST	Naspers Ltd.	0	(850)
USD	8,818	05/21/2025	GST	Natera, Inc.	0	539
	1,707	05/21/2025	GST	Natera, Inc.	0	(104)
AUD	82,865	05/21/2025	MSI	National Australia Bank Ltd.	0	(5,938)
GBP	8,297	05/21/2025	MSI	National Grid PLC	0	219
	11,963	05/21/2025	GST	National Grid PLC	0	(119)
USD	12,010	05/21/2025	GST	NAURA Technology Group Co., Ltd.	0	89
	17,413	05/21/2025	MSI	NAURA Technology Group Co., Ltd.	0	(97)
	6,037	05/21/2025	GST	Navigator Holdings Ltd.	0	232
EUR	13,481	05/21/2025	GST	Neinor Homes SA	0	823
	46,875	05/21/2025	GST	Nemetschek AG	0	(5,008)
	733	05/21/2025	JPM	Nemetschek SE	0	(170)
	2,716	05/21/2025	MSI	Nemetschek SE	0	(205)
CHF	18,630	05/21/2025	GST	Nestle SA	0	(301)
	51,458	05/21/2025	MSI	Nestle SA	0	(1,004)
	21,842	05/21/2025	JPM	Nestle SA	0	(1,220)
USD	1,706	05/21/2025	MSI	Net Power, Inc.	0	(423)
	32,978	05/21/2025	JPM	Netflix, Inc.	0	10,028
	39,516	05/21/2025	GST	Netflix, Inc.	0	5,752
	5,858	05/21/2025	MSI	Netflix, Inc.	0	933
	76,379	05/21/2025	GST	Netflix, Inc.	0	(6,236)
	482	05/21/2025	MSI	Neumora Therapeutics, Inc.	0	(91)
	4,520	05/21/2025	MSI	Neurocrine Biosciences, Inc.	0	(542)
	22,810	05/21/2025	MSI	New Jersey Resources Corp.	0	(94)
	5,963	05/21/2025	JPM	Newamsterdam Pharma Co. NV	0	1,230
	98	05/21/2025	GST	Newamsterdam Pharma Co. NV	0	17
GBP	74,246	05/21/2025	MSI	NewRiver Retail Ltd.	0	6,964
	75,797	05/21/2025	GST	Next PLC	0	1,221
	2,041	05/21/2025	JPM	Next PLC	0	332
USD	16,246	05/21/2025	GST	NEXTracker, Inc.	0	160
	15,660	05/21/2025	MSI	NEXTracker, Inc.	0	15
SEK	7,666	05/21/2025	MSI	Nibe Industrier AB	0	(704)
	28,844	05/21/2025	JPM	Nibe Industrier AB	0	(5,682)
	75,790	05/21/2025	GST	Nibe Industrier AB	0	(8,693)
JPY	10,820	05/21/2025	MSI	Nichicon Corp.	0	610
USD	11,617	05/21/2025	GST	NIKE, Inc.	0	(58)
	58,035	05/21/2025	MSI	NIKE, Inc.	0	(1,637)
JPY	23,691	05/21/2025	GST	Nikon Corp.	0	1,075
	9,888	05/21/2025	GST	Nintendo Co., Ltd.	0	(1,534)
	10,758	05/21/2025	MSI	Nintendo Co., Ltd.	0	(1,618)
	6,293	05/21/2025	JPM	Nintendo Co., Ltd.	0	(1,883)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
HKD	13,369	05/21/2025	JPM	NIO, Inc.	$0	$722
USD	30,174	05/21/2025	JPM	NiSource, Inc.	0	1,583
JPY	120,611	05/21/2025	MSI	Nomura Holdings, Inc.	0	122
EUR	61,560	05/21/2025	JPM	Nordex SE	0	(5,021)
SEK	15,346	05/21/2025	MSI	Nordnet AB publ	0	(7)
	92,394	05/21/2025	GST	Nordnet AB publ	0	(443)
EUR	4,966	05/21/2025	GST	Northern Data AG	0	111
	13,240	05/21/2025	MSI	Northern Data AG	0	(332)
USD	26,022	05/21/2025	GST	Northern Oil & Gas, Inc.	0	(1,364)
	54,254	05/21/2025	JPM	Northern Oil & Gas, Inc.	0	(4,236)
	93,837	05/21/2025	MSI	Northern Oil & Gas, Inc.	0	(7,494)
	6,512	05/21/2025	JPM	Northwestern Energy Group, Inc.	0	(418)
	43,414	05/21/2025	JPM	NOV, Inc.	0	1,200
	8,069	05/21/2025	GST	Novanta, Inc.	0	(607)
CHF	10,137	05/21/2025	GST	Novartis AG	0	340
USD	12,235	05/21/2025	MSI	Novatek Microelectronics Corp.	0	(736)
DKK	12,653	05/21/2025	GST	Novo Nordisk AS	0	1,449
	1,139	05/21/2025	GST	Novo Nordisk AS	0	(131)
	8,959	05/21/2025	MSI	Novonesis Novozymes B	0	(394)
	22,735	05/21/2025	GST	Novozymes AS	0	(1,167)
	3,876	05/21/2025	JPM	NTG Nordic Transport Group AS	0	480
	20,445	05/21/2025	GST	NTG Nordic Transport Group AS	0	93
	1,290	05/21/2025	MSI	NTG Nordic Transport Group AS	0	1
JPY	9,338	05/21/2025	GST	NTT Data Group Corp.	0	(868)
USD	4,399	05/21/2025	MSI	NuScale Power Corp.	0	(340)
	12,521	05/21/2025	GST	Nuvalent, Inc.	0	1,217
	8,343	05/21/2025	MSI	NVE Corp.	0	33
	9,063	05/21/2025	JPM	nVent Electric PLC	0	(1,699)
	20,832	05/21/2025	MSI	nVent Electric PLC	0	(2,066)
	38,084	05/21/2025	GST	nVent Electric PLC	0	(5,185)
	139,625	05/21/2025	JPM	NVIDIA Corp.	0	16,130
	19,972	05/21/2025	MSI	NVIDIA Corp.	0	832
	9,604	05/21/2025	GST	NXP Semiconductors NV	0	(717)
CAD	20,529	05/21/2025	MSI	Obsidian Energy Ltd.	0	2,567
GBP	31,114	05/21/2025	GST	Ocado Group PLC	0	360
	37,670	05/21/2025	MSI	Ocado Group PLC	0	323
	4,554	05/21/2025	JPM	Ocado Group PLC	0	58
USD	15,920	05/21/2025	GST	Occidental Petroleum Corp.	0	(159)
	62,659	05/21/2025	JPM	Occidental Petroleum Corp.	0	(1,067)
	44,831	05/21/2025	MSI	Occidental Petroleum Corp.	0	(1,909)
	24,040	05/21/2025	GST	Okta, Inc.	0	5,122
	9,420	05/21/2025	MSI	Okta, Inc.	0	1,123
	9,246	05/21/2025	GST	Okta, Inc.	0	(1,970)
	36,099	05/21/2025	MSI	On Holding AG	0	(4,602)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	15,429	05/21/2025	MSI	ON Semiconductor Corp.	$0	$(1,324)
	10,387	05/21/2025	GST	ON Semiconductor Corp.	0	(1,483)
	56,699	05/21/2025	MSI	ONE Gas, Inc.	0	1,399
	20,227	05/21/2025	JPM	ONEOK, Inc.	0	313
	5,973	05/21/2025	GST	ONEOK, Inc.	0	25
	8,411	05/21/2025	GST	Onto Innovation, Inc.	0	(737)
	20,904	05/21/2025	MSI	Option Care Health, Inc.	0	32
	47,951	05/21/2025	MSI	Oracle Corp.	0	(2,427)
	41,277	05/21/2025	GST	Oracle Corp.	0	(5,723)
	1,334	05/21/2025	JPM	O'Reilly Automotive, Inc.	0	(81)
	12,564	05/21/2025	MSI	Organon & Co.	0	(2,138)
EUR	5,950	05/21/2025	GST	Orion OYJ	0	(965)
JPY	76,696	05/21/2025	MSI	ORIX Corp.	0	(2,681)
USD	6,197	05/21/2025	GST	OrthoPediatrics Corp.	0	(91)
JPY	14,790	05/21/2025	JPM	Osaka Gas Co. Ltd.	0	489
HUF	179,312	05/21/2025	GST	OTP Bank Nyrt	0	12,041
	38,768	05/21/2025	MSI	OTP Bank Nyrt	0	1,231
JPY	18,764	05/21/2025	GST	Otsuka Holdings Co., Ltd.	0	1,059
USD	4,118	05/21/2025	GST	Otter Tail Corp.	0	(89)
	8,055	05/21/2025	MSI	Otter Tail Corp.	0	(200)
	7,376	05/21/2025	JPM	Otter Tail Corp.	0	(403)
ZAR	2,890	05/21/2025	GST	OUTsurance Group Ltd.	0	(238)
USD	40,431	05/21/2025	MSI	Ovintiv, Inc.	0	1,141
	36,275	05/21/2025	JPM	Ovintiv, Inc.	0	965
	15,835	05/21/2025	GST	Ovintiv, Inc.	0	451
	5,315	05/21/2025	JPM	PACS Group, Inc.	0	39
	8,329	05/21/2025	JPM	Palantir Technologies, Inc.	0	(4,344)
	2,896	05/21/2025	JPM	Palo Alto Networks, Inc.	0	(655)
	11,628	05/21/2025	MSI	Palo Alto Networks, Inc.	0	(896)
	24,488	05/21/2025	GST	Palo Alto Networks, Inc.	0	(4,113)
DKK	79,936	05/21/2025	GST	Pandora AS	0	3,387
	20,708	05/21/2025	JPM	Pandora AS	0	1,732
	23,182	05/21/2025	MSI	Pandora AS	0	579
CAD	20,630	05/21/2025	MSI	Paramount Resources Ltd.	0	480
	7,217	05/21/2025	JPM	Parkland Corp.	0	(690)
CHF	23,879	05/21/2025	MSI	Partners Group Holding AG	0	(39)
	65,876	05/21/2025	GST	Partners Group Holding AG	0	(2,158)
USD	3,820	05/21/2025	GST	Patterson-UTI Energy, Inc.	0	199
	4,337	05/21/2025	MSI	Patterson-UTI Energy, Inc.	0	112
	11,972	05/21/2025	JPM	Patterson-UTI Energy, Inc.	0	105
	14,022	05/21/2025	GST	Paycom Software, Inc.	0	1,373
	5,921	05/21/2025	MSI	Paycom Software, Inc.	0	192
	15,671	05/21/2025	GST	Paycom Software, Inc.	0	(1,534)
	11,160	05/21/2025	MSI	PayPal Holdings, Inc.	0	691
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,447	05/21/2025	GST	PayPal Holdings, Inc.	$0	$(133)
	7,201	05/21/2025	JPM	PDD Holdings, Inc.	0	(400)
	7,301	05/21/2025	GST	PDF Solutions, Inc.	0	(589)
GBP	777	05/21/2025	GST	Pearson PLC	0	(25)
	11,022	05/21/2025	JPM	Pearson PLC	0	(660)
	46,794	05/21/2025	MSI	Pearson PLC	0	(837)
CAD	2,416	05/21/2025	MSI	Pembina Pipeline Corp.	0	47
USD	8,440	05/21/2025	MSI	Penumbra, Inc.	0	(638)
	26,568	05/21/2025	MSI	PepsiCo, Inc.	0	1,350
	3,293	05/21/2025	JPM	PepsiCo, Inc.	0	175
EUR	24,708	05/21/2025	GST	Permanent TSB Group Holdings PLC	0	246
USD	33,944	05/21/2025	JPM	Permian Resources Corp.	0	2,836
	25,462	05/21/2025	MSI	Permian Resources Corp.	0	1,454
CAD	156,722	05/21/2025	JPM	Peyto Exploration & Development Corp.	0	12,926
	39,612	05/21/2025	MSI	Peyto Exploration & Development Corp.	0	(159)
USD	16,294	05/21/2025	JPM	Pfizer, Inc.	0	1,282
	25,134	05/21/2025	MSI	Philip Morris International, Inc.	0	1,769
	28,544	05/21/2025	GST	Philip Morris International, Inc.	0	1,616
	11,253	05/21/2025	GST	Phillips 66	0	(818)
	15,297	05/21/2025	MSI	Phillips 66	0	(1,248)
	7,826	05/21/2025	MSI	Photronics, Inc.	0	(122)
	2,238	05/21/2025	MSI	Pilgrim's Pride Corp.	0	(54)
	38,085	05/21/2025	MSI	Pinnacle West Capital Corp.	0	(368)
	1,263	05/21/2025	JPM	Pinterest, Inc.	0	48
	5,593	05/21/2025	GST	Pinterest, Inc.	0	(256)
EUR	40,612	05/21/2025	MSI	Piraeus Financial Holdings SA	0	(1,712)
USD	22,235	05/21/2025	JPM	Plains All American Pipeline LP	0	(1,343)
	8,048	05/21/2025	MSI	Plains GP Holdings LP	0	(4)
EUR	35,727	05/21/2025	GST	Planisware SA	0	(2,885)
USD	79,345	05/21/2025	GST	PNC Financial Services Group, Inc.	0	(3,250)
	635,742	05/21/2025	MSI	PNC Financial Services Group, Inc.	0	(25,658)
	23,285	05/21/2025	MSI	Portland General Electric Co.	0	582
	12,450	05/21/2025	GST	Portland General Electric Co.	0	(144)
	16,674	05/21/2025	JPM	Portland General Electric Co.	0	(217)
	7,540	05/21/2025	GST	Power Integrations, Inc.	0	(466)
	3,795	05/21/2025	MSI	Powertech Technology, Inc.	0	126
PLN	36,232	05/21/2025	MSI	Powszechna Kasa Oszczednosci Bank Polski SA	0	(1,256)
USD	3,385	05/21/2025	MSI	Primo Brands Corp.	0	118
AUD	9,882	05/21/2025	MSI	Pro Medicus Ltd.	0	(1,014)
USD	12,022	05/21/2025	GST	PROCEPT BioRobotics Corp.	0	(124)
	10,633	05/21/2025	GST	Procore Technologies, Inc.	0	1,480
	3,091	05/21/2025	MSI	Procore Technologies, Inc.	0	178
	909	05/21/2025	MSI	Procore Technologies, Inc.	0	(52)
	394	05/21/2025	GST	Procore Technologies, Inc.	0	(55)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	12,570	05/21/2025	MSI	Procter & Gamble Co.	$0	$(110)
	7,403	05/21/2025	JPM	Progressive Corp.	0	(768)
EUR	820	05/21/2025	MSI	Prosus NV	0	(68)
	1,712	05/21/2025	GST	Prosus NV	0	(133)
USD	4,287	05/21/2025	GST	Prothena Corp. PLC	0	(46)
GBP	61,174	05/21/2025	MSI	Prudential PLC	0	2,969
	113,722	05/21/2025	GST	Prudential PLC	0	2,632
CHF	52,763	05/21/2025	MSI	PSP Swiss Property AG	0	(2,406)
USD	8,530	05/21/2025	GST	PTC Therapeutics, Inc.	0	292
	11,075	05/21/2025	GST	Public Service Enterprise Group, Inc.	0	44
	12,264	05/21/2025	JPM	Public Service Enterprise Group, Inc.	0	(445)
EUR	38,012	05/21/2025	JPM	Publicis Groupe SA	0	6,541
	79,291	05/21/2025	GST	Publicis Groupe SA	0	4,199
	14,834	05/21/2025	MSI	Publicis Groupe SA	0	415
	2,077	05/21/2025	MSI	Publicis Groupe SA	0	(58)
	13,091	05/21/2025	JPM	Publicis Groupe SA	0	(865)
	17,012	05/21/2025	GST	Publicis Groupe SA	0	(901)
USD	7,719	05/21/2025	MSI	Pure Storage, Inc.	0	(627)
	2,602	05/21/2025	GST	Q2 Holdings, Inc.	0	(251)
EUR	92,967	05/21/2025	GST	Qiagen NV	0	1,765
	19,819	05/21/2025	JPM	Qiagen NV	0	834
USD	28,828	05/21/2025	MSI	Qiagen NV	0	847
	8,468	05/21/2025	GST	Qorvo, Inc.	0	(419)
EUR	19,083	05/21/2025	GST	QT Group OYJ	0	3,077
	5,411	05/21/2025	MSI	QT Group OYJ	0	985
USD	583	05/21/2025	MSI	QUALCOMM, Inc.	0	(11)
	51,053	05/21/2025	GST	QUALCOMM, Inc.	0	(4,620)
	14,386	05/21/2025	JPM	Quanta Computer, Inc.	0	2,855
	508	05/21/2025	GST	Quanta Services, Inc.	0	(78)
	1,092	05/21/2025	MSI	Quanta Services, Inc.	0	(79)
	17,726	05/21/2025	MSI	Quest Diagnostics, Inc.	0	(1,165)
	9,019	05/21/2025	MSI	Rambus, Inc.	0	(251)
AUD	12,172	05/21/2025	MSI	REA Group Ltd.	0	(706)
EUR	22,952	05/21/2025	GST	Recordati Industria Chimica e Farmaceutica SpA	0	(1,747)
JPY	11,050	05/21/2025	GST	Recruit Holdings Co., Ltd.	0	(1,308)
USD	3,700	05/21/2025	MSI	Recursion Pharmaceuticals, Inc.	0	33
	3,360	05/21/2025	GST	Recursion Pharmaceuticals, Inc.	0	(112)
EUR	573	05/21/2025	GST	Redcare Pharmacy NV	0	(33)
	4,651	05/21/2025	MSI	Redcare Pharmacy NV	0	(137)
	38,046	05/21/2025	JPM	Redcare Pharmacy NV	0	(4,092)
USD	5,461	05/21/2025	GST	Reddit, Inc.	0	(1,300)
	17,073	05/21/2025	MSI	Reddit, Inc.	0	(3,559)
EUR	19,068	05/21/2025	MSI	Redeia Corp. SA	0	(91)
USD	6,301	05/21/2025	JPM	Regeneron Pharmaceuticals, Inc.	0	(286)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	118,956	05/21/2025	MSI	Regions Financial Corp.	$0	$(6,239)
	266,400	05/21/2025	GST	Regions Financial Corp.	0	(15,952)
	37,033	05/21/2025	MSI	RenaissanceRe Holdings Ltd.	0	(1,918)
	61,263	05/21/2025	JPM	RenaissanceRe Holdings Ltd.	0	(5,994)
JPY	28,684	05/21/2025	GST	Renesas Electronics Corp.	0	2,177
EUR	42,299	05/21/2025	JPM	RENK Group AG	0	14,173
	7,658	05/21/2025	JPM	Repsol SA	0	(602)
	29,865	05/21/2025	GST	Repsol SA	0	(1,370)
JPY	107,533	05/21/2025	MSI	Resona Holdings, Inc.	0	(9,883)
	51,014	05/21/2025	JPM	Resona Holdings, Inc.	0	(14,018)
USD	20,071	05/21/2025	GST	Revolution Medicines, Inc.	0	2,097
	19,121	05/21/2025	GST	Revvity, Inc.	0	(780)
EUR	144,035	05/21/2025	GST	Rheinmetall AG	0	8,343
USD	7,289	05/21/2025	MSI	Ring Energy, Inc.	0	(604)
DKK	138,092	05/21/2025	GST	Ringkjoebing Landbobank AS	0	(13,119)
USD	48,179	05/21/2025	MSI	Robinhood Markets, Inc.	0	(5,498)
	16,895	05/21/2025	GST	ROBLOX Corp.	0	2,013
	10,245	05/21/2025	MSI	ROBLOX Corp.	0	1,422
	11,308	05/21/2025	MSI	ROBLOX Corp.	0	(1,633)
CHF	8,451	05/21/2025	GST	Roche Holding AG	0	(468)
	8,335	05/21/2025	GST	Roche Holding AG	0	(478)
USD	8,177	05/21/2025	GST	Rocket Cos., Inc.	0	963
	7,450	05/21/2025	MSI	Rocket Cos., Inc.	0	244
	9,644	05/21/2025	GST	Rocket Pharmaceuticals, Inc.	0	619
	5,889	05/21/2025	JPM	Roivant Sciences Ltd.	0	(1,501)
SEK	1,515	05/21/2025	JPM	Roko AB	0	(325)
	6,312	05/21/2025	MSI	Roko AB	0	(596)
	43,253	05/21/2025	GST	Roko AB	0	(2,084)
USD	12,662	05/21/2025	GST	Roku, Inc.	0	(1,928)
	19,280	05/21/2025	MSI	Roku, Inc.	0	(2,878)
GBP	957,693	05/21/2025	MSI	Rolls-Royce Holdings PLC	0	35,369
	35,447	05/21/2025	GST	Rotork PLC	0	1,891
CAD	833,598	05/21/2025	MSI	Royal Bank of Canada	0	24,376
USD	32,288	05/21/2025	MSI	Royal Caribbean Cruises Ltd.	0	(2,743)
DKK	4,524	05/21/2025	MSI	Royal Unibrew AS	0	(311)
	89,999	05/21/2025	GST	Royal Unibrew AS	0	(8,383)
USD	3,634	05/21/2025	MSI	Royalty Pharma PLC	0	(41)
GBP	74,300	05/21/2025	GST	RS Group PLC	0	3,851
	11,361	05/21/2025	JPM	RS Group PLC	0	509
	7,522	05/21/2025	MSI	RS Group PLC	0	(52)
EUR	7,868	05/21/2025	JPM	Ryanair Holdings PLC	0	1,186
	9,150	05/21/2025	MSI	Ryanair Holdings PLC	0	511
USD	32,074	05/21/2025	JPM	Ryanair Holdings PLC	0	7,076
	856	05/21/2025	MSI	Ryanair Holdings PLC	0	53
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	449	05/21/2025	GST	S&P Global, Inc.	$0	$(51)
	50,366	05/21/2025	MSI	S&P Global, Inc.	0	(3,139)
EUR	358,797	05/21/2025	GST	Safran SA	0	33,775
	113,271	05/21/2025	MSI	Safran SA	0	10,169
USD	92,141	05/21/2025	GST	Salesforce, Inc.	0	(12,656)
EUR	72,342	05/21/2025	JPM	Sampo OYJ	0	7,347
	208,150	05/21/2025	MSI	Sampo OYJ	0	1,335
	81,796	05/21/2025	GST	Sampo OYJ	0	(1,248)
USD	6,652	05/21/2025	MSI	Samsara, Inc.	0	(170)
	25,489	05/21/2025	GST	Samsara, Inc.	0	(2,987)
CHF	7,354	05/21/2025	GST	Sandoz Group AG	0	(804)
AUD	9,915	05/21/2025	GST	Santos Ltd.	0	(691)
	20,403	05/21/2025	MSI	Santos Ltd.	0	(1,387)
EUR	28,089	05/21/2025	GST	SAP SE	0	4,974
	6,530	05/21/2025	JPM	SAP SE	0	487
USD	22,791	05/21/2025	MSI	SAP SE	0	(2,630)
	7,912	05/21/2025	JPM	Sarepta Therapeutics, Inc.	0	1,510
	6,186	05/21/2025	GST	Sarepta Therapeutics, Inc.	0	803
EUR	17,896	05/21/2025	GST	Sartorius AG	0	(418)
	8,483	05/21/2025	GST	Sartorius Stedim Biotech	0	(572)
ZAR	5,071	05/21/2025	GST	Sasol Ltd.	0	176
	3,075	05/21/2025	MSI	Sasol Ltd.	0	8
GBP	7,919	05/21/2025	JPM	Savills PLC	0	166
	44,101	05/21/2025	GST	Savills PLC	0	22
USD	56,217	05/21/2025	MSI	SBA Communications Corp.	0	4,633
	18,721	05/21/2025	GST	SBA Communications Corp.	0	1,482
JPY	37,224	05/21/2025	MSI	SBI Sumishin Net Bank Ltd.	0	(3,386)
DKK	53,295	05/21/2025	GST	Scandinavian Tobacco Group AS	0	3,179
USD	143,307	05/21/2025	MSI	Schlumberger NV	0	3,324
	18,833	05/21/2025	GST	Schlumberger NV	0	745
EUR	34,613	05/21/2025	GST	Schneider Electric SE	0	(623)
	78,102	05/21/2025	MSI	SCOR SE	0	(7,236)
	2,553	05/21/2025	GST	Scout24 AG	0	(99)
JPY	8,246	05/21/2025	GST	SCREEN Holdings Co. Ltd.	0	(371)
USD	11,616	05/21/2025	MSI	Sea Ltd.	0	(1,387)
GBP	36,271	05/21/2025	GST	Segro PLC	0	325
	4,720	05/21/2025	MSI	Segro PLC	0	59
	16,722	05/21/2025	JPM	Segro PLC	0	(904)
USD	18,954	05/21/2025	GST	Sempra	0	1,025
	15,572	05/21/2025	GST	SentinelOne, Inc.	0	2,244
GBP	70,201	05/21/2025	GST	Serco Group PLC	0	3,544
	14,823	05/21/2025	MSI	Serco Group PLC	0	961
	1,552	05/21/2025	JPM	Serco Group PLC	0	207
USD	35,304	05/21/2025	JPM	ServiceNow, Inc.	0	10,536
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	12,098	05/21/2025	GST	ServiceNow, Inc.	$0	$(317)
	21,190	05/21/2025	MSI	ServiceNow, Inc.	0	(1,730)
	27,925	05/21/2025	JPM	ServiceNow, Inc.	0	(6,455)
HKD	11,356	05/21/2025	JPM	Shandong Weigao Group Medical Polymer Co., Ltd.	0	715
USD	26,551	05/21/2025	MSI	SharkNinja, Inc.	0	(147)
	1,545	05/21/2025	JPM	SharkNinja, Inc.	0	(226)
GBP	84,477	05/21/2025	GST	Shell PLC	0	574
USD	2,151	05/21/2025	MSI	Shift4 Payments, Inc.	0	(58)
	4,843	05/21/2025	GST	Shift4 Payments, Inc.	0	(146)
JPY	126,929	05/21/2025	GST	Shiga Bank Ltd.	0	(3,933)
	8,712	05/21/2025	GST	Shionogi & Co., Ltd.	0	22
USD	11,464	05/21/2025	MSI	Shoals Technologies Group, Inc.	0	907
	37,592	05/21/2025	MSI	Shopify, Inc.	0	4,968
	653	05/21/2025	GST	Shopify, Inc.	0	105
	340,683	05/21/2025	JPM	Short Term Rates Trend	0	1
EUR	17,582	05/21/2025	GST	Shurgard Self Storage Ltd.	0	(1,038)
	8,080	05/21/2025	JPM	Shurgard Self Storage Ltd.	0	(1,127)
CHF	11,725	05/21/2025	GST	Sika AG	0	(710)
	21,616	05/21/2025	MSI	Sika AG	0	(1,018)
USD	14,042	05/21/2025	MSI	Silergy Corp.	0	143
	6,692	05/21/2025	GST	Silicon Laboratories, Inc.	0	(838)
HKD	10,461	05/21/2025	MSI	Sino Biopharmaceutical Ltd.	0	(507)
USD	96,674	05/21/2025	MSI	SiriusPoint Ltd.	0	2,782
	6,757	05/21/2025	JPM	SiTime Corp.	0	(1,321)
	58,826	05/21/2025	MSI	Sitio Royalties Corp.	0	5,334
	18,937	05/21/2025	JPM	SK Hynix, Inc.	0	19
	871	05/21/2025	GST	SK Hynix, Inc.	0	13
SEK	76,233	05/21/2025	MSI	Skandinaviska Enskilda Banken AB	0	(2,621)
	409,040	05/21/2025	GST	Skandinaviska Enskilda Banken AB	0	(14,219)
USD	6,890	05/21/2025	JPM	SkyWater Technology, Inc.	0	(951)
	3,810	05/21/2025	MSI	SM Energy Co.	0	4
	418	05/21/2025	GST	SM Energy Co.	0	(15)
	39,716	05/21/2025	JPM	SM Energy Co.	0	(1,785)
GBP	8,025	05/21/2025	GST	Smith & Nephew PLC	0	(635)
	41,110	05/21/2025	JPM	Smith & Nephew PLC	0	(3,230)
	80,226	05/21/2025	GST	Smiths Group PLC	0	4,235
	16,849	05/21/2025	JPM	Smiths Group PLC	0	1,763
	38,861	05/21/2025	MSI	Smiths Group PLC	0	724
USD	8,873	05/21/2025	GST	Snap, Inc.	0	(408)
	15,899	05/21/2025	GST	Snowflake, Inc.	0	2,442
	24,326	05/21/2025	MSI	Snowflake, Inc.	0	2,150
	1,310	05/21/2025	JPM	Snowflake, Inc.	0	285
	2,192	05/21/2025	GST	Snowflake, Inc.	0	(360)
EUR	219,900	05/21/2025	GST	Societe Generale SA	0	30,041
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	119,248	05/21/2025	MSI	Societe Generale SA	$0	$3,594
USD	6,510	05/21/2025	GST	SoFi Technologies, Inc.	0	(1,108)
	15,097	05/21/2025	MSI	SoFi Technologies, Inc.	0	(2,167)
EUR	5,445	05/21/2025	GST	Sofina SA	0	(216)
	16,266	05/21/2025	MSI	Sofina SA	0	(784)
USD	5,685	05/21/2025	MSI	SolarEdge Technologies, Inc.	0	(32)
	12,009	05/21/2025	GST	SolarEdge Technologies, Inc.	0	(704)
EUR	18,463	05/21/2025	GST	Solaria Energia y Medio Ambiente SA	0	146
USD	7,252	05/21/2025	MSI	Solventum Corp.	0	(21)
CHF	1,431	05/21/2025	MSI	Sonova Holding AG	0	(127)
	72,533	05/21/2025	GST	Sonova Holding AG	0	(5,223)
JPY	100,492	05/21/2025	GST	Sony Group Corp.	0	12,322
	6,803	05/21/2025	MSI	Sony Group Corp.	0	739
	5,394	05/21/2025	JPM	Sony Group Corp.	0	309
USD	781,736	05/21/2025	JPM	SPDR Blackstone Senior Loan ETF	0	(13,475)
	96,232	05/21/2025	MSI	SPDR S&P 500 ETF Trust	0	(3,030)
	29,373	05/21/2025	GST	SPDR S&P Biotech ETF	0	(2,894)
	221,014	05/21/2025	JPM	SPDR S&P Biotech ETF	0	(30,159)
	86,436	05/21/2025	MSI	SPDR S&P Oil & Gas Exploration & Production ETF	0	(471)
	381,392	05/21/2025	JPM	SPDR S&P Oil & Gas Exploration & Production ETF	0	(14,507)
	1,200,268	05/21/2025	MSI	SPDR S&P Regional Banking ETF	0	(31,947)
	1,024,480	05/21/2025	MSI	SPDR S&P Retail ETF	0	(22,095)
GBP	81,400	05/21/2025	GST	Spectris PLC	0	1,920
	3,860	05/21/2025	JPM	Spectris PLC	0	27
	11,154	05/21/2025	MSI	Spectris PLC	0	(326)
EUR	67,291	05/21/2025	GST	SPIE SA	0	6,529
	11,190	05/21/2025	JPM	SPIE SA	0	2,046
	9,964	05/21/2025	MSI	SPIE SA	0	798
USD	46,707	05/21/2025	JPM	Spotify Technology SA	0	8,551
	7,918	05/21/2025	MSI	SS&C Technologies Holdings, Inc.	0	(171)
	6,546	05/21/2025	GST	SS&C Technologies Holdings, Inc.	0	(182)
	10,185	05/21/2025	JPM	SS&C Technologies Holdings, Inc.	0	(324)
	22,853	05/21/2025	MSI	Starbucks Corp.	0	999
	79,326	05/21/2025	MSI	State Street Corp.	0	(757)
	79,542	05/21/2025	GST	State Street Corp.	0	(1,862)
EUR	54,497	05/21/2025	MSI	Stellantis NV	0	(1,682)
USD	7,657	05/21/2025	GST	STERIS PLC	0	(209)
	24,868	05/21/2025	GST	Stevanato Group SpA	0	963
EUR	2,520	05/21/2025	GST	STMicroelectronics NV	0	(266)
NOK	223,424	05/21/2025	MSI	Storebrand ASA	0	8,401
	77,909	05/21/2025	GST	Storebrand ASA	0	3,063
EUR	112,675	05/21/2025	MSI	STOXX Europe 600 Automobiles & Parts Index	0	(4,956)
	116,416	05/21/2025	MSI	STOXX Europe 600 Financial Services Index	0	(2,478)
	772,661	05/21/2025	MSI	STOXX Europe 600 Insurance Index	0	(13,194)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	666,011	05/21/2025	GST	STOXX Europe 600 Insurance Index	$0	$(13,540)
	39,515	05/21/2025	MSI	STOXX Europe 600 Real Estate Index	0	(865)
	706,436	05/21/2025	GST	STOXX Europe 600 Technology Index	0	(9,256)
CHF	26,724	05/21/2025	GST	Straumann Holding AG	0	(1,136)
	44,553	05/21/2025	JPM	Straumann Holding AG	0	(2,523)
USD	14,504	05/21/2025	JPM	Stryker Corp.	0	1,200
	1,381	05/21/2025	JPM	Stryker Corp.	0	(114)
	4,754	05/21/2025	GST	Stryker Corp.	0	(481)
NOK	16,863	05/21/2025	GST	Subsea 7 SA	0	1,418
CHF	63,173	05/21/2025	GST	Sulzer AG	0	3,736
	6,485	05/21/2025	JPM	Sulzer AG	0	807
	20,568	05/21/2025	MSI	Sulzer AG	0	678
JPY	24,794	05/21/2025	GST	Sumitomo Electric Industries Ltd.	0	3,666
	207,332	05/21/2025	MSI	Sumitomo Mitsui Financial Group, Inc.	0	(10,898)
	74,424	05/21/2025	GST	Sumitomo Mitsui Trust Holdings, Inc.	0	(6,249)
USD	4,452	05/21/2025	GST	Sunrun, Inc.	0	89
	21,579	05/21/2025	MSI	Sunrun, Inc.	0	(564)
	6,222	05/21/2025	GST	Surgery Partners, Inc.	0	539
	6,595	05/21/2025	MSI	Surgery Partners, Inc.	0	275
SEK	49,826	05/21/2025	MSI	Svenska Handelsbanken AB	0	(6,123)
	307,239	05/21/2025	GST	Swedbank AB	0	(8,806)
	170,679	05/21/2025	MSI	Swedbank AB	0	(14,404)
	624	05/21/2025	MSI	Swedish Orphan Biovitrum AB	0	(67)
	8,698	05/21/2025	GST	Swedish Orphan Biovitrum AB	0	(941)
CHF	203,084	05/21/2025	MSI	Swiss Life Holding AG	0	(13,279)
	39,943	05/21/2025	MSI	Swiss Re AG	0	(1,184)
	130,008	05/21/2025	GST	Swiss Re Ltd.	0	(4,913)
USD	1,613	05/21/2025	JPM	Synchrony Financial	0	(257)
	7,618	05/21/2025	JPM	Synopsys, Inc.	0	(1,562)
JPY	7,640	05/21/2025	GST	Sysmex Corp.	0	82
USD	5,027	05/21/2025	GST	Taiwan Semiconductor Manufacturing Co. Ltd.	0	(640)
	119,598	05/21/2025	JPM	Taiwan Semiconductor Manufacturing Co., Ltd.	0	14,833
	69,262	05/21/2025	MSI	Taiwan Semiconductor Manufacturing Co., Ltd.	0	5,081
	55,498	05/21/2025	MSI	Taiwan Semiconductor Manufacturing Co., Ltd.	0	4,035
	8,332	05/21/2025	JPM	Taiwan Semiconductor Manufacturing Co., Ltd.	0	1,170
	20,933	05/21/2025	MSI	Taiwan Semiconductor Manufacturing Co., Ltd.	0	(1,070)
	10,670	05/21/2025	JPM	Taiwan Semiconductor Manufacturing Co., Ltd.	0	(1,498)
JPY	8,669	05/21/2025	GST	Takeda Pharmaceutical Co., Ltd.	0	(274)
USD	75,325	05/21/2025	MSI	Take-Two Interactive Software, Inc.	0	6,571
	46,982	05/21/2025	GST	Take-Two Interactive Software, Inc.	0	6,449
	26,271	05/21/2025	JPM	Take-Two Interactive Software, Inc.	0	4,760
EUR	212,718	05/21/2025	MSI	Talanx AG	0	11,809
	172,855	05/21/2025	GST	Talanx AG	0	7,273
USD	6,336	05/21/2025	MSI	Talos Energy, Inc.	0	28
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	44,566	05/21/2025	MSI	Tapestry, Inc.	$0	$4,677
	27,926	05/21/2025	GST	Tapestry, Inc.	0	3,302
	128,746	05/21/2025	MSI	Targa Resources Corp.	0	1,822
	41,258	05/21/2025	GST	Targa Resources Corp.	0	1,467
	50,118	05/21/2025	MSI	Target Corp.	0	(2,294)
CAD	80,813	05/21/2025	MSI	TC Energy Corp.	0	(2,183)
	66,108	05/21/2025	GST	TC Energy Corp.	0	(2,542)
JPY	2,761	05/21/2025	GST	TDK Corp.	0	(365)
CHF	5,606	05/21/2025	GST	Tecan Group AG	0	698
	5,742	05/21/2025	MSI	Tecan Group AG	0	538
EUR	117,371	05/21/2025	GST	Technip Energies NV	0	3,504
	39,989	05/21/2025	MSI	Tecnicas Reunidas SA	0	2,055
	1,699	05/21/2025	GST	Tecnicas Reunidas SA	0	94
CHF	27,607	05/21/2025	GST	Temenos AG	0	1,103
	1,897	05/21/2025	MSI	Temenos AG	0	154
HKD	13,786	05/21/2025	JPM	Tencent Holdings Ltd.	0	1,292
	10,288	05/21/2025	MSI	Tencent Holdings Ltd.	0	454
	7,790	05/21/2025	JPM	Tencent Holdings Ltd.	0	(730)
USD	6,704	05/21/2025	JPM	Tenet Healthcare Corp.	0	(1,301)
	8,098	05/21/2025	GST	Teradyne, Inc.	0	(510)
JPY	7,440	05/21/2025	GST	Terumo Corp.	0	(115)
USD	4,550	05/21/2025	GST	Tesla, Inc.	0	(1,093)
	93,997	05/21/2025	MSI	Tesla, Inc.	0	(9,838)
	6,283	05/21/2025	MSI	Teva Pharmaceutical Industries Ltd.	0	(882)
	59,321	05/21/2025	GST	Texas Instruments, Inc.	0	422
	50,587	05/21/2025	JPM	Texas Instruments, Inc.	0	(949)
	66,149	05/21/2025	MSI	Texas Instruments, Inc.	0	(2,833)
	11,378	05/21/2025	MSI	Texas Pacific Land Corp.	0	(221)
	13,739	05/21/2025	GST	Texas Pacific Land Corp.	0	(439)
	13,847	05/21/2025	JPM	Texas Pacific Land Corp.	0	(1,620)
EUR	883	05/21/2025	MSI	Thales SA	0	(48)
	54,863	05/21/2025	GST	Thales SA	0	(1,543)
USD	9,703	05/21/2025	GST	Thermo Fisher Scientific, Inc.	0	164
	3,087	05/21/2025	MSI	Thermo Fisher Scientific, Inc.	0	(84)
	3,328	05/21/2025	MSI	Third Harmonic Bio, Inc.	0	(33)
CAD	8,793	05/21/2025	JPM	Thomson Reuters Corp.	0	(974)
USD	32,254	05/21/2025	MSI	TJX Cos., Inc.	0	(45)
	3,967	05/21/2025	GST	TJX Cos., Inc.	0	(150)
	715	05/21/2025	GST	TKO Group Holdings, Inc.	0	(99)
	1,412	05/21/2025	JPM	TKO Group Holdings, Inc.	0	(217)
	92,815	05/21/2025	MSI	T-Mobile U.S., Inc.	0	6,876
	42,347	05/21/2025	GST	T-Mobile U.S., Inc.	0	366
	22,694	05/21/2025	JPM	T-Mobile U.S., Inc.	0	(26)
	38,472	05/21/2025	GST	Toast, Inc.	0	(2,908)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	169,301	05/21/2025	MSI	Toast, Inc.	$0	$(3,546)
JPY	49,932	05/21/2025	GST	Tochigi Bank Ltd.	0	6,530
	28,889	05/21/2025	MSI	Tochigi Bank Ltd.	0	5,093
	7,399	05/21/2025	JPM	Tokyo Electron Ltd.	0	(1,967)
	3,050	05/21/2025	MSI	Tokyo Seimitsu Co., Ltd.	0	(173)
	25,247	05/21/2025	GST	Tokyo Seimitsu Co., Ltd.	0	(1,709)
	14,897	05/21/2025	GST	Tokyo Stock Exchange Tokyo Price Index TOPIX	0	(805)
	510,308	05/21/2025	GST	Tokyo Stock Exchange TOPIX Banks Index	0	36,129
	77,259	05/21/2025	MSI	Tokyo Stock Exchange TOPIX Banks Index	0	(287)
	56,378	05/21/2025	GST	Tokyo Stock Exchange TOPIX Banks Index	0	(4,409)
	146,932	05/21/2025	MSI	Tokyo Stock Exchange TOPIX Banks Index	0	(10,366)
USD	1,750	05/21/2025	GST	Toll Brothers, Inc.	0	(166)
NOK	1,267	05/21/2025	MSI	TOMRA Systems ASA	0	(92)
	34,178	05/21/2025	GST	TOMRA Systems ASA	0	(4,350)
USD	553	05/21/2025	GST	TopBuild Corp.	0	(38)
	1,436	05/21/2025	MSI	TopBuild Corp.	0	(43)
JPY	19,946	05/21/2025	GST	TOPPAN Holdings, Inc.	0	777
EUR	35,662	05/21/2025	GST	TotalEnergies SE	0	(862)
CAD	524	05/21/2025	MSI	Tourmaline Oil Corp.	0	2
USD	59,551	05/21/2025	MSI	Tractor Supply Co.	0	(383)
	36,255	05/21/2025	GST	Tractor Supply Co.	0	(1,203)
	48,367	05/21/2025	MSI	Tradeweb Markets, Inc.	0	1,698
	435,079	05/21/2025	GST	TransUnion	0	74,130
EUR	11,968	05/21/2025	GST	Traton SE	0	(25)
SEK	38,284	05/21/2025	GST	Trelleborg AB	0	2,559
	4,559	05/21/2025	MSI	Trelleborg AB	0	127
USD	1,406	05/21/2025	GST	Trimble, Inc.	0	(148)
	22,169	05/21/2025	JPM	TriNet Group, Inc.	0	1,409
	6,791	05/21/2025	GST	TriNet Group, Inc.	0	337
SEK	1,280	05/21/2025	MSI	Truecaller AB	0	(77)
	24,715	05/21/2025	GST	Truecaller AB	0	(1,439)
USD	8,159	05/21/2025	MSI	Trupanion, Inc.	0	442
	918	05/21/2025	GST	Trupanion, Inc.	0	70
	2,738	05/21/2025	MSI	Twilio, Inc.	0	(260)
	7,065	05/21/2025	JPM	Twist Bioscience Corp.	0	254
	11,950	05/21/2025	GST	TXNM Energy, Inc.	0	(392)
	2,339	05/21/2025	JPM	Tyra Biosciences, Inc.	0	(926)
	6,385	05/21/2025	MSI	U.S. Lime & Minerals, Inc.	0	(68)
	3,731	05/21/2025	GST	U.S. Lime & Minerals, Inc.	0	(290)
	84,223	05/21/2025	GST	Uber Technologies, Inc.	0	9,344
	21,614	05/21/2025	MSI	Uber Technologies, Inc.	0	2,041
	575	05/21/2025	GST	Ubiquiti, Inc.	0	(78)
	1,126	05/21/2025	JPM	Ubiquiti, Inc.	0	(180)
EUR	22,035	05/21/2025	GST	Ubisoft Entertainment SA	0	1,848
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	88,024	05/21/2025	GST	UCB SA	$0	$13,399
	51,398	05/21/2025	JPM	UCB SA	0	8,050
USD	6,319	05/21/2025	GST	UFP Technologies, Inc.	0	63
	5,204	05/21/2025	GST	Ultragenyx Pharmaceutical, Inc.	0	(526)
EUR	65,718	05/21/2025	GST	Unicaja Banco SA	0	4,157
	646,266	05/21/2025	JPM	UniCredit SpA	0	137,138
	211,234	05/21/2025	GST	UniCredit SpA	0	12,071
GBP	2,397	05/21/2025	JPM	Unilever PLC	0	171
	2,808	05/21/2025	GST	Unilever PLC	0	58
	1,244	05/21/2025	CBK	Unilever PLC	0	(59)
	114,358	05/21/2025	GST	Unilever PLC	0	(2,378)
USD	8,210	05/21/2025	GST	Union Pacific Corp.	0	15
EUR	99,445	05/21/2025	GST	United Internet AG	0	4,643
USD	10,271	05/21/2025	GST	United Rentals, Inc.	0	(1,095)
	43,206	05/21/2025	GST	United Therapeutics Corp.	0	2,864
	11,484	05/21/2025	GST	UnitedHealth Group, Inc.	0	(375)
	20,426	05/21/2025	MSI	UnitedHealth Group, Inc.	0	(6,025)
	62,439	05/21/2025	JPM	UnitedHealth Group, Inc.	0	(13,478)
	4,761	05/21/2025	MSI	Unity Software, Inc.	0	(569)
	8,740	05/21/2025	GST	Unity Software, Inc.	0	(826)
	6,770	05/21/2025	JPM	Universal Display Corp.	0	(767)
	6,867	05/21/2025	JPM	Universal Health Services, Inc.	0	(216)
	1,795	05/21/2025	MSI	Upstream Bio, Inc.	0	344
	55,337	05/21/2025	MSI	Utilities Select Sector SPDR Fund	0	(761)
	27,748	05/21/2025	MSI	Valero Energy Corp.	0	2,203
	5,760	05/21/2025	JPM	Valero Energy Corp.	0	509
	4,027	05/21/2025	GST	Valero Energy Corp.	0	268
EUR	27,481	05/21/2025	GST	Valmet Corp.	0	(4,441)
	1,303	05/21/2025	MSI	Valmet OYJ	0	(195)
	1,869	05/21/2025	JPM	Valmet OYJ	0	(447)
USD	323,875	05/21/2025	MSI	VanEck Oil Services ETF	0	1,714
	60,522	05/21/2025	GST	VanEck Oil Services ETF	0	731
	7,902	05/21/2025	CBK	VanEck Oil Services ETF	0	167
	246,235	05/21/2025	MSI	VanEck Semiconductor ETF	0	(21,457)
	17,581	05/21/2025	GST	Varonis Systems, Inc.	0	1,525
CHF	2,877	05/21/2025	MSI	VAT Group AG	0	(40)
	9,246	05/21/2025	JPM	VAT Group AG	0	(495)
	26,358	05/21/2025	GST	VAT Group AG	0	(2,550)
USD	8,030	05/21/2025	JPM	Vaxcyte, Inc.	0	823
	3,860	05/21/2025	GST	Vaxcyte, Inc.	0	692
	8,613	05/21/2025	GST	Veeva Systems, Inc.	0	(968)
	4,284	05/21/2025	GST	Venture Global, Inc.	0	80
	804	05/21/2025	MSI	Venture Global, Inc.	0	(10)
	6,153	05/21/2025	MSI	Vera Therapeutics, Inc.	0	(507)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,285	05/21/2025	GST	Veracyte, Inc.	$0	$4
EUR	13,087	05/21/2025	JPM	Verbund AG	0	(736)
	75,095	05/21/2025	GST	Verbund AG	0	(1,072)
	32,256	05/21/2025	MSI	Verbund AG	0	(1,171)
USD	2,413	05/21/2025	GST	VeriSign, Inc.	0	(408)
	9,733	05/21/2025	JPM	Verisk Analytics, Inc.	0	(642)
	113,602	05/21/2025	MSI	Verizon Communications, Inc.	0	1,073
	139,435	05/21/2025	GST	Verizon Communications, Inc.	0	(5,126)
	43,543	05/21/2025	MSI	Vertex Pharmaceuticals, Inc.	0	784
	13,041	05/21/2025	GST	Vertiv Holdings Co.	0	(3,437)
	47,172	05/21/2025	MSI	Vertiv Holdings Co.	0	(5,934)
DKK	69	05/21/2025	MSI	Vestas Wind Systems AS	0	2
	97,295	05/21/2025	GST	Vestas Wind Systems AS	0	(620)
USD	13,630	05/21/2025	JPM	Viatris, Inc.	0	(1,451)
EUR	76,600	05/21/2025	GST	Vienna Insurance Group AG Wiener Versicherung Gruppe	0	3,331
	1,485	05/21/2025	JPM	Vienna Insurance Group AG Wiener Versicherung Gruppe	0	224
USD	14,845	05/21/2025	MSI	Viking Holdings Ltd.	0	254
SEK	10,596	05/21/2025	JPM	Vimian Group AB	0	150
USD	83,579	05/21/2025	GST	Viper Energy, Inc.	0	1,517
	34,774	05/21/2025	MSI	Viper Energy, Inc.	0	1,442
	315,855	05/21/2025	GST	Visa, Inc.	0	(8,915)
	4,066	05/21/2025	GST	Vital Energy, Inc.	0	139
	6,844	05/21/2025	JPM	Vital Energy, Inc.	0	(19)
	9,744	05/21/2025	MSI	Vital Energy, Inc.	0	(153)
	7,137	05/21/2025	JPM	Vitesse Energy, Inc.	0	265
EUR	41,865	05/21/2025	GST	Vonovia SE	0	(1,024)
	18,968	05/21/2025	JPM	Vonovia SE	0	(2,673)
	25,497	05/21/2025	GST	VusionGroup	0	3,282
	1,808	05/21/2025	MSI	VusionGroup	0	202
	6,149	05/21/2025	JPM	VusionGroup	0	63
USD	9,455	05/21/2025	JPM	W&T Offshore, Inc.	0	686
SEK	1,556	05/21/2025	MSI	Wallenstam AB	0	(64)
	1,105	05/21/2025	JPM	Wallenstam AB	0	(185)
	32,599	05/21/2025	GST	Wallenstam AB	0	(845)
USD	579,983	05/21/2025	MSI	Walmart, Inc.	0	20,244
	18,944	05/21/2025	GST	Walmart, Inc.	0	(992)
	112,315	05/21/2025	MSI	Walmart, Inc.	0	(3,413)
	19,152	05/21/2025	GST	Walt Disney Co.	0	1,585
	19,041	05/21/2025	MSI	Walt Disney Co.	0	241
	756	05/21/2025	GST	Walt Disney Co.	0	(63)
	6,164	05/21/2025	JPM	Walt Disney Co.	0	(566)
	8,099	05/21/2025	GST	Warner Bros Discovery, Inc.	0	(745)
	2,190	05/21/2025	GST	Warner Music Group Corp.	0	(216)
	6,674	05/21/2025	MSI	Warner Music Group Corp.	0	(269)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	9,351	05/21/2025	GST	Wartsila OYJ Abp	$0	$645
	13,606	05/21/2025	MSI	Wartsila OYJ Abp	0	606
USD	24,905	05/21/2025	MSI	Waters Corp.	0	1,870
	1,926	05/21/2025	JPM	WaVe Life Sciences Ltd.	0	(637)
	52,121	05/21/2025	JPM	WEC Energy Group, Inc.	0	3,187
	407,552	05/21/2025	GST	Wells Fargo & Co.	0	44,569
	395,928	05/21/2025	MSI	Wells Fargo & Co.	0	40,997
	7,053	05/21/2025	MSI	WESCO International, Inc.	0	606
AUD	1,892	05/21/2025	MSI	Wesfarmers Ltd.	0	(109)
USD	12,665	05/21/2025	MSI	West Pharmaceutical Services, Inc.	0	(647)
	3,877	05/21/2025	MSI	Western Union Co.	0	(28)
	3,566	05/21/2025	JPM	Western Union Co.	0	(81)
AUD	74,753	05/21/2025	MSI	Westpac Banking Corp.	0	(5,286)
GBP	29,122	05/21/2025	GST	WH Smith PLC	0	593
	17,545	05/21/2025	JPM	WH Smith PLC	0	(76)
	14,478	05/21/2025	MSI	WH Smith PLC	0	(682)
CAD	9,452	05/21/2025	MSI	Wheaton Precious Metals Corp.	0	(339)
	37,066	05/21/2025	MSI	Whitecap Resources, Inc.	0	233
USD	63,407	05/21/2025	JPM	Williams Cos., Inc.	0	4,300
	86,861	05/21/2025	GST	Williams Cos., Inc.	0	3,278
	94,484	05/21/2025	MSI	Williams Cos., Inc.	0	48
	13,703	05/21/2025	GST	Wingstop, Inc.	0	(3,450)
	33,250	05/21/2025	MSI	Wingstop, Inc.	0	(5,806)
GBP	32,956	05/21/2025	GST	Wise PLC	0	819
	27,845	05/21/2025	MSI	Wise PLC	0	(314)
	13,703	05/21/2025	GST	Wise PLC	0	(341)
	8,380	05/21/2025	JPM	Wise PLC	0	(1,100)
AUD	9,411	05/21/2025	MSI	WiseTech Global Ltd.	0	(446)
USD	13,206	05/21/2025	GST	Wix.com Ltd.	0	870
	13,281	05/21/2025	MSI	Wix.com Ltd.	0	795
	3,697	05/21/2025	GST	WNS Holdings Ltd.	0	187
	673	05/21/2025	MSI	WNS Holdings Ltd.	0	68
EUR	1,725	05/21/2025	GST	Wolters Kluwer NV	0	(67)
	12,077	05/21/2025	MSI	Wolters Kluwer NV	0	(306)
AUD	26,672	05/21/2025	JPM	Woodside Energy Group Ltd.	0	(2,033)
	65,510	05/21/2025	MSI	Woodside Energy Group Ltd.	0	(2,856)
USD	8,866	05/21/2025	MSI	Workday, Inc.	0	(444)
	86,496	05/21/2025	GST	Workday, Inc.	0	(12,484)
HKD	7,109	05/21/2025	JPM	WuXi AppTec Co., Ltd.	0	(1,265)
USD	11,726	05/21/2025	MSI	Xenon Pharmaceuticals, Inc.	0	1,835
AUD	5,558	05/21/2025	JPM	Xero Ltd.	0	(934)
USD	2,440	05/21/2025	JPM	Yelp, Inc.	0	(121)
SEK	1,201	05/21/2025	MSI	Yubico AB	0	(70)
	23,688	05/21/2025	GST	Yubico AB	0	(2,551)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	114,715	05/21/2025	MSI	Yum! Brands, Inc.	$0	$3,079
PLN	15,568	05/21/2025	GST	Zabka Group SA	0	(123)
USD	7,903	05/21/2025	GST	Zai Lab Ltd.	0	527
EUR	1,377	05/21/2025	GST	Zalando SE	0	119
	654	05/21/2025	MSI	Zalando SE	0	34
USD	6,828	05/21/2025	GST	Zimmer Biomet Holdings, Inc.	0	(488)
	6,461	05/21/2025	GST	Zoetis, Inc.	0	(420)
	31,767	05/21/2025	GST	Zscaler, Inc.	0	5,325
	6,958	05/21/2025	MSI	Zscaler, Inc.	0	732
	1,937	05/21/2025	GST	Zscaler, Inc.	0	(325)
CHF	155,989	05/21/2025	MSI	Zurich Insurance Group AG	0	(6,507)
USD	4,179	05/21/2025	MSI	Zymeworks, Inc.	0	(791)
Total Total Return Swaps					$0	$831,977
Other Total Return Swap Contracts					$0	$(115,785)
				Total Swap Contracts	$(315,377)	$568,794
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Written Options Contracts
Foreign Currency Options
Contract		Strike Price	Contracts	Expiration Date	Premium	Value
EUR VS CAD	Put	1.57	111,000	05/29/2025	$1,105	$1,282
EUR VS CAD	Call	1.57	111,000	05/29/2025	1,105	996
EUR VS NOK	Call	11.88	46,000	05/23/2025	641	405
EUR VS NOK	Put	11.88	46,000	05/23/2025	641	718
EUR VS SEK	Call	10.93	111,000	05/22/2025	1,202	1,267
EUR VS SEK	Put	10.93	111,000	05/22/2025	1,202	857
EUR VS SEK	Put	11.04	117,000	05/08/2025	1,382	1,285
EUR VS SEK	Call	11.04	117,000	05/08/2025	1,382	391
USD VS CHF	Put	0.85	35,000	07/08/2025	593	1,567
USD VS CHF	Call	0.85	35,000	07/08/2025	593	141
USD VS CLP	Put	1,017.70	414,000	01/08/2026	21,560	35,330
USD VS CLP	Call	1,017.70	414,000	01/08/2026	21,559	10,606
USD VS JPY	Put	149.93	36,000	05/19/2025	689	1,923
USD VS JPY	Call	149.93	36,000	05/19/2025	689	7
USD VS MXN	Call	21.31	415,000	03/11/2026	21,470	12,449
USD VS MXN	Put	21.31	415,000	03/11/2026	21,470	31,182
USD VS NOK	Call	10.40	53,000	05/27/2025	817	657
USD VS NOK	Put	10.40	53,000	05/27/2025	817	818
USD VS NOK	Put	10.39	126,000	06/03/2025	1,849	2,020
USD VS NOK	Call	10.39	126,000	06/03/2025	1,849	1,857
USD VS NOK	Call	10.44	128,000	05/22/2025	1,928	1,276
USD VS NOK	Put	10.44	128,000	05/22/2025	1,928	2,107
USD VS ZAR	Call	18.97	415,000	03/12/2026	22,257	22,425
USD VS ZAR	Put	18.97	415,000	03/12/2026	22,257	19,664
Total Foreign Currency Options					$150,985	$151,230
Options on Equity Indices
Contract		Strike Price	Contracts	Expiration Date	Premium	Value
S&P 500 Index	Call	5,700.00	2	09/30/2025	$50,423	$53,990
S&P 500 Index	Put	4,750.00	1	05/16/2025	4,347	479
S&P 500 Index	Put	4,650.00	9	05/30/2025	15,198	7,830
S&P 500 Index	Put	4,000.00	2	09/30/2025	6,283	6,420
S&P 500 Mini Index	Call	570.00	7	09/30/2025	17,015	18,876
S&P 500 Mini Index	Put	489.00	14	05/16/2025	1,342	1,001
S&P 500 Mini Index	Put	400.00	7	09/30/2025	2,196	2,205
Total Options on Equity Indices					$96,804	$90,801
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Written Options Contracts (continued)
Options on Exchange Traded Funds
Contract		Strike Price	Contracts	Expiration Date	Premium	Value
Invesco QQQ Trust Series 1	Put	425.00	12	05/09/2025	$816	$324
iShares Russell 2000 ETF	Put	164.00	16	05/30/2025	790	752
Total Options on Exchange Traded Funds					$1,606	$1,076
Options on Exchange Traded Futures Contracts
Contract		Strike Price	Contracts	Expiration Date	Premium	Value
3 Month SOFR	Put	95.75	123	12/12/2025	$16,733	$11,531
3 Month SOFR	Put	96.00	123	12/12/2025	42,270	24,600
3 Month SONIA	Put	95.60	483	06/13/2025	34,478	8,064
3 Month SONIA	Put	95.90	206	06/13/2025	16,381	12,038
3 Month SONIA	Put	95.55	79	06/13/2025	5,402	660
3 Month SONIA	Put	95.65	53	06/13/2025	6,742	885
3 Month SONIA	Put	96.10	40	07/11/2025	7,608	4,341
3 Month SONIA	Put	95.70	106	09/12/2025	29,535	4,425
3 Month SONIA	Put	95.50	440	12/12/2025	318,777	22,039
3 Month SONIA	Put	96.00	103	12/12/2025	24,974	23,216
3 Month SONIA	Put	95.70	102	12/12/2025	39,864	9,367
Total Options on Exchange Traded Futures Contracts					$542,764	$121,166
Options on Securities
Contract		Strike Price	Contracts	Expiration Date	Premium	Value
10YR U.S. Treasury Notes	Put	107.00	30	06/20/2025	$9,332	$2,344
2YR U.S. Treasury Notes	Put	103.00	15	05/23/2025	2,088	234
5YR U.S. Treasury Notes	Call	109.50	12	05/23/2025	4,329	5,250
Amazon.com, Inc.	Put	160.00	17	05/02/2025	775	672
Antero Resources Corp.	Put	25.00	64	01/16/2026	6,741	10,240
Antero Resources Corp.	Put	27.00	21	01/16/2026	3,084	4,515
Arista Networks, Inc.	Call	95.00	19	05/09/2025	1,271	1,330
Contura Energy, Inc.	Put	20.00	33	01/16/2026	2,368	3,135
Expand Energy Corp.	Put	85.00	8	01/16/2026	3,138	3,040
Meta Platforms, Inc.	Call	640.00	3	05/16/2025	1,137	780
NVIDIA Corp.	Call	130.00	14	05/23/2025	367	476
Spotify Technology SA	Put	485.00	3	05/30/2025	1,830	771
U.S. Treasury Long Bonds	Put	105.00	19	05/23/2025	7,692	594
Total Options on Securities					$44,152	$33,381
Total Written Options Contracts					$836,311	$397,654
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
Written Swaptions Contracts
Contract	Currency	Exercise Rate	Notional	Expiration Date	Premium	Value
1YR Interest Rate Swap Pay EUR Put	EUR	2.27%	9,970,000	04/27/2026	$13,487	$11,346
1YR Interest Rate Swap Pay EUR Put	EUR	2.27%	9,969,000	04/27/2026	12,465	11,327
1YR Interest Rate Swap Pay GBP Put	GBP	3.97%	9,958,000	04/28/2026	28,331	25,424
2YR Interest Rate Swap Pay USD Put	USD	5.00%	1,247,000	04/22/2027	3,616	3,616
2YR Interest Rate Swap Pay USD Put	USD	5.00%	1,245,000	04/22/2027	4,420	3,802
iTraxx Europe Series 43 Version 1 Put	EUR	90.00%	9,957,000	06/18/2025	8,554	9,567
iTraxx Europe Series 43 Version 1 Put	EUR	90.00%	4,980,000	06/18/2025	4,229	4,229
	Total Written Swaptions Contracts				$75,102	$69,311

**	Variable or Floating Rate Security. Rate represents annualized yield at period end.
+	Zero-coupon bond. Rate represents annualized yield at period end.
‡	Security sold under forward sale commitments due within 60 days after April 30, 2025. The sale price of the security and the dates of delivery were fixed at the time the transaction was negotiated.
«	Inflation linked securities issued by foreign entities in which the principal amount is indexed for inflation or deflation periodically.
(a)	Due to deposit rate cuts by central banks, rates may be negative.

ARM	Adjustable Rate Mortgage
AS	Danish Public Limited Liability Company
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Interest Rate
BCY	Barclays Bank PLC
BKBM	Bank Bill Benchmark Rate
BNM	Bank Negara Malaysia
BOA	Bank of America NA
BTP	Italian Government Bond
BUBOR	Budapest Interbank Offered Rate
CBK	Citibank NA
CDI	Overnight Brazilian Interbank Deposit Rate Annualized
CME	Chicago Mercantile Exchange
CORRA	Canadian Overnight Repo Rate Average
CPI U	Consumer Price Index for All Urban Consumers
DBF	Deutsche Bank AG
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
EURIBOR	Euro Interbank Offered Rate
FBIL	Financial Benchmarks India Private Limited
FRA	Forward Rate Agreement
GST	Goldman Sachs International
HUS	HSBC Bank USA NA
HY	High Yield
IBR	Banking Reference Indicator
ICE	Intercontinental Exchange
ING	Ing Bank N.V.
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank NA
KLIBOR	Kuala Lumpur Interbank Offered Rate
KSDA	Korea Securities Dealers Association
LCH	London Clearing House
LLC	Limited Liability Company
LME	London Mercantile Exchange
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (unaudited) (continued)
April 30, 2025
LP	Limited Partnership
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OAT	French Treasury Bond
OIS	Overnight Index Swap
PLC	Public Limited Company
PRIBOR	Prague Interbank Offered Rate
RBOB	Reformulated Blendstock for Oxygenate Blending
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
SA	French Public Limited Company
SAFEX	South African Futures Exchange
SCB	Standard Chartered Bank
SONIA	Sterling Overnight Index Average
SOR	Swap Offer Rate
SpA	Italian Public Limited Company
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
TNA ABIF	Nominal Annual Rate of the Chilean Association of Banks and Financial Institutions
ULSD	Ultra-Low Sulfur Diesel
WIBOR	Warsaw Interbank Offered Rate
WMBA	Wholesale Markets Brokers' Association
WTI	West Texas Intermediate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Onshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Statement of Assets and Liabilities (unaudited)
April 30, 2025

Assets:
Investments, at value (Identified cost $309,942,224)	$309,276,420
Due from broker	294,457
Due from broker - forward commitments collateral	503,000
Due from broker - OTC derivatives and swap collateral	5,309,000
Deposit with broker for securities sold short	3,741,931
Cash	5,733,859
Foreign currency, at value (Cost $391,066)	398,439
Unrealized appreciation on forward currency contracts	4,752,535
Unrealized appreciation on futures contracts	124,771
Receivable for investments sold	23,819,337
Receivable for investments sold on a delayed delivery basis	222,654,940
Swap contracts, at value (Premiums received $46,100)	3,081,331
Income receivable from investments	1,665,032
Deferred offering costs	425,446
Total Assets	581,780,498
Liabilities:
Forward sale commitments, at value (Identified proceeds $221,585,267)	222,082,334
Securities sold short, at value (Identified proceeds $13,516,758)	13,733,623
Written options contracts, at value (Identified proceeds $836,311)	397,654
Written swaptions contracts, at value (Identified proceeds $75,102)	69,311
Payable for investments purchased	27,862,432
Payable for investments purchased on a delayed delivery basis	257,932,983
Broker loan payable	140,373
Accrued investment management fee	41,596
Accrued administration fee	19,716
Accrued pass-through expense	335,063
Accrued trustee fee	115,858
Due to Adviser	326,234
Due to broker	590,166
Due to broker - OTC derivatives and swap collateral	327,000
Dividend and interest payable for securities sold short	979,464
Unrealized depreciation on forward currency contracts	4,327,135
Unrealized depreciation on futures contracts	123,449
Swap contracts, at value (Premiums paid $40,833)	2,368,038
Payable for daily variation margin on centrally cleared swap contracts	48,231
Payable for daily variation margin on futures contracts	165,493
Total Liabilities	531,986,153
Net Assets	$49,794,345
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Statement of Assets and Liabilities (unaudited) (continued)
April 30, 2025
Net assets consists of:
Paid-in capital	$50,000,000
Total distributable earnings (loss)	(205,655)
Net Assets	$49,794,345

Class of Shares	Shares Outstanding	Net Asset Value per Share	Net Asset Value
Class I Shares	5,000,000.00	$9.96	$49,794,345
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Statement of Operations (unaudited)
Period January 2, 2025 (commencement of operations) through April 30, 2025

Investment Income:
Dividends (net of withholding tax of $1,808)	$12,289
Interest	924,042
Total investment income	936,331
Expenses:
Investment management fee	162,211
Dividend and interest expense on securities sold short	457,132
Stock borrowing fees	19,282
Administration fee	80,662
Organization expense	1,805,654
Trustee fee expense	115,858
Total expenses	2,640,799
Performance fee	0
Reimbursable pass-through expense	335,063
Less: Expenses reimbursed	(1,905,379)
Total net expenses	1,070,483
Net investment income (loss)	(134,152)
Net realized gain (loss) and change in unrealized appreciation (depreciation)
Net realized gain (loss) on:
Investments	(197,301,607)
Purchased options contracts	2,616,129
Purchased swaptions contracts	78,809
Securities sold short	(145,932)
Foreign currency transactions	2,599,008
Forward currency contracts	(338,463)
Forward sale commitments	195,091,022
Futures contracts	899,475
Swap contracts	(2,529,535)
Written options contracts	(656,265)
Written swaptions contracts	1,222
Net realized gain (loss) (net of broker commissions $49,805)	313,863
Net change in unrealized appreciation (depreciation) on:
Investments	254,890
Purchased options contracts	(853,795)
Purchased swaptions contracts	(66,899)
Securities sold short	(216,865)
Foreign currency translations	159,984
Forward currency contracts	425,400
Forward sale commitments	(497,067)
Futures contracts	(604,256)
Swap contracts	568,794
Written options contracts	438,657
Written swaptions contracts	5,791
Net unrealized appreciation (depreciation)	(385,366)
Net increase (decrease) in net assets resulting from operations	$(205,655)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Statement of Changes in Net Assets (unaudited)
Period January 2, 2025 (commencement of operations) through April 30, 2025

Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(134,152)
Net realized gain (loss)	313,863
Net change in unrealized appreciation (depreciation)	(385,366)
Net increase (decrease) in net assets resulting from operations:	(205,655)
Increase (decrease) in net assets resulting from capital transactions:
Subscriptions	50,000,000
Net Assets:
Beginning of period	—
End of period	$49,794,345
Schedule of Capital Share Activity:
Beginning of period	—
Shares Issued	5,000,000.00
End of period	5,000,000.00
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Financial Highlights Class I Shares (unaudited)
January 2, 2025 (commencement of operations) through April 30, 2025

Period Ended 4/30/2025(a)
Selected per share data
Net asset value, beginning of period	$10.00
Net income (loss) from investment operations
Net investment income (loss)	(0.03) (b)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(0.01)
(0.04)
Net asset value, end of period	9.96
Total Return(c)
Total return before performance fee	(0.41)%
Performance fee	0.00%
Total return after performance fee	(0.41)%
Ratios to average net assets
Short dividends, interest expense, and stock borrowing fees	2.95%
Operating expenses	5.39%
Total expenses	8.34%
Performance fees	0.00%
Reimbursable pass-through expense	0.68%
Expenses reimbursed	(4.87)%
Net expenses	4.15%
Net investment income (loss)	1.65%
Portfolio turnover ratio	1,660%

(a)
For the period January 2, 2025 (commencement of operations) through April 30, 2025. Expenses and net investment income (loss)
ratios have been annualized, except for organizational expenses and Trustee fees. Total return, performance fee, and reimbursable pass-through expense ratios have not been annualized.

(b)	Net investment income (loss) per share has been calculated based upon an average of daily shares outstanding.
(c)	Total return is based on the change in the net asset value per share during the period, assuming reinvestment of any distributions.
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Hypothetical Example (unaudited)
April 30, 2025
Fund Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Example is intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from January 2, 2025 through April 30, 2025.
Actual Expenses
The “Actual” line of the table provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 2, 2025	April 30, 2025	January 2, 2025–April 30, 2025
Class I Shares**
Actual	1,000.00	995.90	13.50
Hypothetical (5% Return Before Expenses)***	1,000.00	1,004.22	20.62

*
Expenses are equal to the Fund’s annualized expense ratios for the period January 2, 2025 (commencement of operations) through April 30, 2025 of 4.15% for Class I
Shares, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal year semi end
(119) by days in the year (365) to reflect the periods.

**
Class I Shares commenced operations on January 2, 2025. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (119), then divided by the number of days in the year (365) to reflect the period. The "Ending
Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical (5% Return Before Expenses)" information reflects the 181 day period for the period ended April 30, 2025 to allow for comparability.

***	5% return before expenses.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited)
April 30, 2025
1. Fund Organization and Investment Objective

The Wellington Global Multi-Strategy Fund (the “Fund”)  is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a non-diversified, closed-end management investment company operating as an interval fund under the 1940 Act. The Fund was organized as a Delaware statutory trust on May 29, 2024 and commenced operations on January 2, 2025.
The Fund’s investment objective is to generate consistent and positive returns across market cycles. The Fund seeks to achieve its investment objective by taking varying positions in three principal strategies: equity long/short, macro and fixed income, and credit (each a “Principal Strategy”). Each Principal Strategy is comprised of one or more investment sub-strategies (each, an “Underlying Strategy”) in which one or more investment professionals (“Trading Teams”) contribute to the overall performance of the Fund’s portfolio through the management of the Underlying Strategy. An Underlying Strategy may be comprised of a single or multiple accounts (each an “Allocable Account”) managed by one or more members of the Trading Team. The Fund may seek to gain exposure to commodities primarily through investments in Wellington Cayman Commodity Fund I, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code, the Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund currently offers three separate classes of shares of beneficial interests (“Shares”) designated as Class A (“Class A Shares”), Class I (“Class I Shares”) and Class M (“Class M Shares”). Each class of Shares has differing characteristics, particularly in terms of the sales load that each class may be charged. The Fund may offer additional classes of Shares in the future. Shares are being offered daily at the net asset value (“NAV”) per Share on that day, plus any applicable sales load.
Wellington Management Company LLP (the “Adviser”), an affiliate of the Fund, serves as investment manager to the Fund.  The Adviser is registered as an investment advisor with the U.S. Securities and Exchange Commission (the “SEC”) under the U.S. Investment Advisers Act of 1940. The Adviser is responsible for the Fund’s investment strategy and the day-to-day management of the Fund’s assets.
Pursuant to the Declaration of Trust (“Declaration of Trust”) and bylaws, the Fund's business and affairs are managed under the direction of the Board of Trustees (the “Board”), which has overall responsibility for monitoring and overseeing the Fund’s management and operations, subject to the laws of the State of Delaware.
2. Summary of Significant Accounting Policies

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements.
Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) requires the Fund’s Board to make estimates and assumptions that affect the reported amounts of assets and liabilities and the accompanying notes at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.
Consolidation of Subsidiary
The Fund consolidates its investment in the Subsidiary. Accordingly, the Consolidated Financial Statements include the assets and liabilities, as well as operations and cash flows activities of the Subsidiary. All material intercompany balances and transactions have been eliminated in the consolidation.
Security Valuation
The Board is responsible for the oversight of the valuation of the Fund’s portfolio investments pursuant to the Fund’s valuation procedures (“Valuation Procedures”). The money market mutual funds are accounted for on a trade date basis and valued at such fund’s net asset value. The Fund’s portfolio investments for which market quotations are readily available are valued at market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
Security Valuation (continued)
valuation designee (“Valuation Designee”) to perform fair value determinations relating to all portfolio investments pursuant to the Valuation Procedures. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources. The Fund determines NAV per Share in accordance with the methodology described in the Fund’s Valuation Procedures.
The Fund calculates the NAV of each class of its Shares on a daily basis.
Investment Transactions and Related Investment Income
Investment transactions that are submitted prior to deadlines required to meet end-of-day Fund valuation procedures are generally accounted for on trade date.  Investment trades submitted after those deadlines are accounted for on the next business day.  However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or as soon thereafter as the information becomes available. Interest income, net of foreign taxes withheld, if any, is recorded on the accrual basis and any premium or discount is amortized or accreted using the effective yield method. Principal of inflation index protected securities is increased or decreased by the rate of change in inflation or deflation, and such increases or decreases, if any, are generally recorded as a component of interest income. In determining the net gain or loss on securities sold, cost is determined on the identified cost basis.
Foreign Currency Translation
The accounting records of the Fund are maintained in US dollars.  Assets and liabilities denominated in foreign currencies are translated at the rates of exchange in effect on the date of these financial statements.  Investment transactions and investment income are translated at the rates of exchange in effect at the time of the transaction.  As a result, the net asset value of the Fund may be affected by changes in the value of currencies in relation to the US dollar.  The effects of changes in foreign currency exchange rates, if any, on investments in securities are not segregated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gains or losses on investments on the Consolidated Statement of Operations.  The Fund utilizes spot foreign currency contracts to repatriate balances denominated in a foreign currency.  The realized and unrealized gains or losses on these contracts, if any, are included in “Net realized gain (loss) on foreign currency transactions” and “Net change in unrealized appreciation (depreciation) on foreign currency translations,” respectively, on the Consolidated Statement of Operations.
Cash and Cash Equivalents
Cash, including cash denominated in foreign currencies, represents demand deposits held at financial institutions. The Fund may also invest its cash balances in money market investments, U.S. government securities, commercial paper, certificates of deposit, repurchase agreements and other high-quality debt instruments maturing in one year or less, among other instruments. In addition, and in response to adverse market, economic or political conditions, the Fund may invest in high-quality fixed income securities, money market instruments and money market funds or may hold significant positions in cash or cash equivalents for defensive purposes.
Organizational and Offering Costs
Organizational costs include, among other things, the cost of organizing as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. These costs are expensed as incurred by the Fund and will be paid by the Adviser on behalf of the Fund.
The Fund’s initial offering costs include, among other things, legal, printing and other expenses pertaining to this offering. Initial offering costs will be amortized over 12 months on a straight-line basis. Ongoing offering costs will be expensed as incurred.
All organizational and offering costs of the Fund paid by the Adviser shall be subject to recoupment by the Adviser in accordance with the Fund's Expense Limitation Agreement discussed in Note 8. The organizational and offering costs paid by the Adviser on behalf of the Fund are recorded as "Due to Adviser" on the Consolidated Statement of Assets and Liabilities.
3. Fair Value Measurement

Investments held by the Fund are stated at fair value. US GAAP defines fair value as the price the Fund would receive to sell an asset or transfer a liability in an orderly transaction between market participants.  It also establishes a fair value hierarchy (levels 1, 2, and 3) for presenting valuations, based on the transparency of inputs into valuation techniques used to measure fair valuation.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
3. Fair Value Measurement

 (continued)
Inputs may be observable or unobservable, and refer broadly to the assumptions that a market participant would consider significant to value an asset or liability.  The determination of “observable” requires judgment.  In general, the Board, in consultation with the Adviser, considers observable inputs to be data readily available, regularly updated, reliable, arm’s-length, and verifiable.  Unobservable inputs may be used when observable inputs are not available.  In this situation, the Fund may use one or more valuation techniques (e.g. market or income approach), using the best available information as of the reporting date, along with the Board’s own assumptions of market participant behavior.
The use of the market approach generally involves using inputs that are based on available market transactions or market observable comparables.  The income approach is generally based on expected cash flows or earnings.  Under both approaches, adjustments may be applied to reflect various risks (e.g. liquidity, financial health of the investment issuer, or quality of the information available for fair value measurement).
Assets and liabilities are classified into one of the following levels, based on the lowest level of input that is significant to the fair value measurement:
• Level 1 – Unadjusted quoted prices in active markets or exchanges for identical investments.
• Level 2 – Prices based on significant observable inputs other than an unadjusted quoted price; quoted prices in active markets or exchanges for similar investments; quoted prices for identical investments in markets or exchanges that are inactive; and prices based on market-corroborated inputs (such as interest rates, yield curves, volatilities, prepayment rates, credit risks, and default rates).
• Level 3 – Prices based on significant unobservable inputs such as quotes from broker-dealers which cannot be reasonably verified through an alternative source; investments with significant trading restrictions or where trading has been halted; and securities fair valued by the Board in consultation with the Adviser using a model or inputs for which the Board must exercise judgment.  In these situations, it is possible that a different valuation model or alternative inputs could produce materially different fair value measurements.
Investments held by the Fund for which market quotes are readily available are generally valued based on valuations furnished by third-party pricing services authorized by the Board.
Equity securities are typically valued based on their last trade or official close price on the market on which the securities primarily trade or, in the absence of a sale, at their last or most recently reported bid price or, if sold short, at the last reported ask price, and are generally categorized as level 1 in the fair value hierarchy. The Fund may use a systematic fair valuation model, provided by an independent third-party pricing service, to adjust the value of securities where such values may be materially impacted by events occurring before the Fund’s pricing, but after the close of the primary market or exchange on which the securities are traded. The value of an equity security under this model is likely to be different from the last quoted market price for the same security. These equity securities are generally categorized as level 2 in the fair value hierarchy.
Fixed income securities, which may include convertible bonds, corporate obligations, foreign government obligations, municipal obligations, and United States government and agency obligations, are primarily valued based on values provided by independent pricing services that determine fair valuations for normal, institutional-sized trading units of such securities using yield data relating to identical investments, or investments with similar characteristics, and other market inputs.  Certain fixed income securities are valued on the basis of quotations from broker-dealers.  Fixed income securities are generally categorized as level 2 in the fair value hierarchy.
Bank loans are valued using factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-sized trading in similar groups of securities, and other market data.  Futures contracts are generally valued at closing settlement prices on the primary exchange on which the contracts are traded.  Forward currency contracts are valued using a straight-line interpolation based on a series of forward rates.  Exchange traded options are valued based on the last trade price on the primary exchange on which they trade.  If an option does not trade, the mid price is utilized to value the option.  Options traded over-the-counter are valued by independent pricing services based on pricing models that incorporate various inputs including interest rates, credit spreads and currency exchange rates.  Credit default swap contracts are valued based on inputs provided by the counterparty, independent pricing sources, or proprietary models that incorporate credit spreads, cash flows, discount rates, and other inputs.  Cross currency swap contracts and interest rate swap contracts are valued based upon contractual terms and current interest

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
3. Fair Value Measurement

 (continued)
rates.  Total return swap contracts are valued by calculating the value of the assets and liabilities underlying the swap agreement, net of related financing.  Swaptions contracts are valued as the net amount due to or from the Fund in accordance with the terms of the contract based on the closing level of the relevant market rate of interest.  Regulated investment companies are valued at the daily net asset value per share.  Closed-end funds are valued at the daily net asset value per share, as adjusted for any premiums or discounts, as applicable. ETFs are valued based on their closing sales price on the market on which they primarily trade.   Bank loans, closed-end funds (other than those that are exchange traded), forward currency contracts, options traded over-the-counter, swap contracts, swaptions contracts, securities fair valued by the Board in consultation with the Adviser using observable inputs, and securities priced by dealers where quotations can be reasonably verified through an alternative source are generally categorized as level 2 in the fair value hierarchy. Futures contracts, exchange traded options, regulated investment companies, exchange traded closed-end funds, and ETFs are generally categorized as level 1 in the fair value hierarchy.  The prices of foreign investments not denominated in US dollars, if any, are translated into US dollars based on exchange rates provided by an independent pricing service.
In the absence of readily ascertainable market quotes, the value of investments is determined in good faith (“fair valued”) by the Board in consultation with the Adviser and in accordance with the provisions of the Plan and Declaration of Trust.  The values assigned to these investments are based upon available information including, but not limited to, original and subsequent transaction prices and third-party transactions, and may also be adjusted to reflect liquidity and/or transferability restrictions.  These inputs may be observable or unobservable and the resulting values may not necessarily represent the amounts which may ultimately be realized upon sale.  Due to the inherent uncertainty of the valuations, the estimated fair values may differ from the values of the investments had an active market existed, and the differences could be material.  Such valuations are categorized as level 2 or level 3 in the fair value hierarchy depending on the significance of the unobservable inputs used.
The following table summarizes the valuations of the Fund’s investments as of April 30, 2025, based on their placement within the fair value hierarchy:
Assets	Quoted Prices (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bank Loans	$—	$1,805,071	$—	$1,805,071
Convertible Bonds	—	336,230	—	336,230
Corporate Obligations	—	41,049,044	—	41,049,044
Foreign Government Obligations	—	222,139,135	—	222,139,135
United States Government and Agency Obligations	—	8,361,671	—	8,361,671
Common Stock	821,939	185,088	—	1,007,027
Short-Term Investments	—	31,159,250	—	31,159,250
Purchased Options Contracts	673,996	284,701	—	958,697
Purchased Swaptions Contracts	—	2,460,295	—	2,460,295
Forward Currency Contracts	—	4,752,535	—	4,752,535
Futures Contracts*	360,950	—	—	360,950
Bi-Lateral Credit Default Swaps	—	35,817	—	35,817
Centrally Cleared Credit Default Swaps*	—	250,584	—	250,584
Bi-Lateral Cross Currency Swaps	—	3,139	—	3,139
Bi-Lateral Interest Rate Swaps	—	5,878	—	5,878
Centrally Cleared Interest Rate Swaps*	—	1,194,399	—	1,194,399
Total Return Swaps	—	3,033,856	—	3,033,856
Other Total Return Swap Contracts	—	2,641	—	2,641
Total	$1,856,885	$317,059,334	$—	$318,916,219

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
3. Fair Value Measurement

 (continued)
Liabilities	Quoted Prices (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short
Corporate Obligations	$—	$9,087,916	$—	$9,087,916
Foreign Government Obligations	—	4,544,949	—	4,544,949
Common Stock	76,022	—	—	76,022
Closed End Funds	—	24,736	—	24,736
Forward Currency Contracts	—	4,327,135	—	4,327,135
Forward Sale Commitments	—	222,082,334	—	222,082,334
Futures Contracts*	965,206	—	—	965,206
Bi-Lateral Credit Default Swaps	—	40,074	—	40,074
Centrally Cleared Credit Default Swaps*	—	305,240	—	305,240
Bi-Lateral Cross Currency Swaps	—	1,110	—	1,110
Bi-Lateral Interest Rate Swaps	—	6,549	—	6,549
Centrally Cleared Interest Rate Swaps*	—	1,599,619	—	1,599,619
Total Return Swaps	—	2,201,879	—	2,201,879
Other Total Return Swap Contracts	—	118,426	—	118,426
Written Options Contracts	246,424	151,230	—	397,654
Written Swaptions Contracts	—	69,311	—	69,311
Total	$1,287,652	$244,560,508	$—	$245,848,160

*
Amounts, or a portion thereof, reflect cumulative appreciation/depreciation of futures and centrally cleared swaps, as applicable, as disclosed on the Consolidated Schedule of
Investments. The period end variation margin is separately disclosed on the Consolidated Statement of Assets and Liabilities.

Additional information regarding categorization of investments can be found on the Consolidated Schedule of Investments.
There were no material transfers into or out of level 3 during the period ended April 30, 2025.
4. Securities and Other Investments

Access Products
The Fund may acquire access products, generally in the form of fully funded total return swaps or low exercise option contracts, in order to gain access to certain markets where direct investment may not be possible or risks may be associated with the market. Access products are synthetic instruments issued by a financial institution or special purpose entity. The performance of an access product depends on the performance of a corresponding foreign security or index. Upon entering into an access product, the Fund will generally pay the full notional value of the underlying security or index to the issuer of the access product. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity. Details of access products held at period end, if any, are included on the Consolidated Schedule of Investments and included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities.
Bank Loans
A bank loan is an interest in a loan to a borrower, not provided through public markets, acquired by the Fund from a bank or other lending institution. The Fund may be contractually obligated to receive approval from an agent bank and/or borrower prior to the sale of these investments. Bank loans in which the Fund invests generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
Bank Loans (continued)
Bank loans may be subject to mandatory prepayment. Due to these mandatory prepayment conditions or because there may be significant economic incentives for a borrower to prepay, prepayments of bank loans may occur. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown. Details of bank loans held at period end, if any, are included on the Consolidated Schedule of Investments under the caption "Bank Loans" and included in "Investments, at value" on the Consolidated Statement of Assets and Liabilities.
Closed-End Funds
Closed-end funds are investment companies that raise a fixed amount of money and invest that capital in financial assets such as stocks and bonds. Closed-end funds are closed to new capital and no new shares will be issued by the company; however, existing shares may be bought or sold on an exchange or secondary market. The prices of closed-end funds fluctuate with market conditions and may be traded at a discount or premium from their NAV. Details of closed-end funds held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Closed-End Funds” and included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities.
Delayed Delivery Transactions
Delayed delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  When a fund purchases a security on a delayed delivery basis, the Fund assumes ownership rights and includes any fluctuations in the value of the security, if any, in “Net change in unrealized appreciation (depreciation) on investments” on the Consolidated Statement of Operations.  Open delayed delivery transactions, if any, are included as “Receivable for investments sold on a delayed-delivery basis” or “Payable for investments purchased on a delayed-delivery basis” on the Consolidated Statement of Assets and Liabilities.
The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a capital gain or loss.  When the Fund sells a security on a delayed delivery basis, it does not participate in future gains and losses with respect to the security.  Realized gains or losses on delayed delivery transactions, if any, are included in “Net realized gain (loss) on investments” on the Consolidated Statement of Operations.
Exchange Traded Funds
The Fund may invest in exchange traded funds. An ETF is a type of fund bought and sold on a securities exchange, which trades like common stock, and may be passively or actively managed. The Fund may purchase or sell short an ETF to gain exposure to a portion of the U.S. market, a foreign market, particular industries, or commodities. The value of an ETF fluctuates in relation to changes in the value of the underlying portfolio of investments or commodities, as well as market supply and demand, which may result in a premium or discount between the NAV and the market price of an ETF.  A premium is the amount that an ETF is trading above the reported NAV while a discount is the amount that an ETF is trading below the NAV. When held, ETFs are reflected on the Consolidated Schedule of Investments under the caption "Exchange Traded Funds" and included in "Investments, at value" on the Consolidated Statement of Assets and Liabilities.
Fixed Income Buy-Sellback and Sell-Buyback Agreements
A buy-sellback agreement is a type of forward commitment in which the Fund acquires ownership of a security and subsequently enters into a sale of the security at a future date and a set price. The purchase price may include purchased interest. Upon entering into a buy-sellback agreement, a receivable is recorded in "Receivable for investments sold on a delayed-delivery basis" on the Consolidated Statement of Assets and Liabilities in the amount due and a liability is established for the security due, as "Forward sale commitments, at value" on the Consolidated Statement of Assets and Liabilities for any outstanding agreements. The liability is marked to market while the buy-sellback agreement remains outstanding to reflect the current settlement obligation in "Net change in unrealized appreciation (depreciation) on investments" on the Consolidated Statement of Operations. Subsequent to entering the agreement, the Fund may sell the security it is obligated to return under the buy-sellback agreement, thereby creating short exposure for the Fund. Upon selling the security, a gain or loss is realized based on the difference between the cost paid and the proceeds received in the sale. Realized gains or losses on fixed income buy-sellback agreements, if any, are recorded in "Net realized gain (loss) on investments" on the Consolidated Statement of Operations. The proceeds received from the sale of the security are available for use by the Fund.  The Fund must then purchase the security and return it to the broker-dealer at the agreed upon date or enter into an offsetting closing transaction.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
Fixed Income Buy-Sellback and Sell-Buyback Agreements (continued)
A sell-buyback agreement is a type of forward commitment in which a broker-dealer acquires ownership of a security from the Fund and the Fund agrees to repurchase the obligation at a future date and a set price. The purchase price may include purchased interest. Upon entering into a sell-buyback agreement, the Fund records a realized gain or loss on the difference between the proceeds received from the sale and cost of the security sold in "Net realized gain (loss) on investments" on the Consolidated Statement of Operations. The Fund recognizes the amount to be paid in the agreement as the cost of the security and records this security in "Investments, at value" on the Consolidated Statement of Assets and Liabilities and an offsetting payable is recorded in "Payable for investments purchased on a delayed-delivery basis" on the Consolidated Statement of Assets and Liabilities in the amount due by the Fund. The security is marked to market while the sell-buyback agreement remains outstanding to reflect the current fair value and settlement obligation. At the end of the agreement, the Fund must repurchase the security or enter into an offsetting closing transaction.
Inflation-Protected Securities
An inflation-protected security is a fixed income investment whose principal amount is periodically adjusted by the rate of inflation or deflation. Due to the inflation or deflation linked adjustment feature, the interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-protected security, however, interest will be paid based on a principal amount which is adjusted for inflation and/or deflation. Increases or decreases in the principal amount of an inflation-protected security, if any, are included in "Investment Income" on the Consolidated Statement of Operations, even though investors do not receive principal until maturity.
Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-protected securities. Inflation-protected securities may be issued by or related to sovereign governments, companies, or other entities not affiliated with governments. When held, inflation-protected securities are included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities.
Securities Sold Short
A short sale is a transaction in which the Fund sells a security it does not own.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short-sale. Short sales, if any, are recorded as liabilities and included on the Consolidated Statement of Assets and Liabilities as “Securities sold short, at value.”  The Fund records an unrealized gain or loss to the extent of the difference between the proceeds initially received and the current value of the outstanding short position, if any, as “Net change in unrealized appreciation (depreciation) on securities sold short” on the Consolidated Statement of Operations.  The Fund records a realized gain or loss when the short position is closed out, if any, as “Net realized gain (loss) on securities sold short” on the Consolidated Statement of Operations.  The Fund is a party to agreements with certain counterparties that may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination.  Collateral can be in the form of cash, which is held in an interest bearing account, or securities as agreed to by the Fund and the counterparty. Collateral requirements are determined based on the Fund’s daily net market position with each counterparty, and may be paid or received by the Fund. At April 30, 2025, the Fund had $3,741,931 of cash pledged as collateral with its prime brokers for short sale transactions, which is recorded as "Deposit with broker for securities sold short" on the Consolidated Statement of Assets and Liabilities. Details of securities sold short at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Securities Sold Short.”  Non-cash collateral pledged by the Fund is identified on the Consolidated Schedule of Investments.
5. Derivative Instruments

The Fund may transact in a variety of derivative instruments, such as options, futures, forward currency contracts, swaps, and swaptions. These derivative instruments may be utilized for a variety of reasons, including to enhance returns, to hedge certain investment risks, to provide a substitute for purchasing or selling particular securities or other assets or to protect its exposure to certain risks such as commodity, credit, equity, foreign currency, and interest rate risks, as applicable. The value of a derivative instrument depends, at least in part, on the performance of an underlying asset, index, interest rate, or instrument. The Fund transacts with a counterparty when it enters into over-the-counter derivative contracts. The Fund is also exposed to losses if a counterparty fails to perform under the contract (i.e. counterparty risk).  The location and fair value amounts of specific derivative instruments are described in more detail below.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
ISDA Master Agreements
The Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements").  The Fund enters into ISDA Master Agreements to partially mitigate counterparty risk between the Fund and certain counterparties that govern transactions in over-the-counter derivatives, which includes forward currency contracts and certain options, swap contracts, and swaptions contracts, as applicable.
Certain ISDA Master Agreements may contain credit-risk contingent features that allow the counterparty to terminate executed trades and/or request additional collateral if the NAV of the Fund declines beyond certain thresholds ("NAV triggers").  As of April 30, 2025, the Fund had not exceeded the provisions of any NAV triggers, nor during the period had any counterparties elected to require additional collateral amounts or require settlement or termination of derivative contracts.
Collateral
From time to time, the Fund receives collateral from and delivers collateral to other parties  (e.g., counterparties to over-the-counter transactions) under the terms of its agreements with such parties (e.g., ISDA Master Agreements and other trading agreements), by posting initial margin and on a daily mark-to-market basis. The Fund may also deposit or receive securities as collateral with a broker. There generally are no restrictions on the use of such collateral by such other parties and brokers except in certain circumstances where there are regulatory or contractual restrictions on the right of reuse of collateral.
The Fund records cash paid to brokers for collateral on certain positions as  “Due from broker” on the Consolidated Statement of  Assets and Liabilities. The Fund records cash collateral received from brokers for certain positions as an asset and equivalent liability in "Due to broker" on the Consolidated Statement of Assets and Liabilities. The Fund received non-cash collateral for certain derivative positions consisting of US Treasury Notes, US Treasury Inflation Protected Bonds, and US Treasury Bills with a fair value of $838,591, as of April 30, 2025. Non-cash collateral pledged by the Fund is identified on the Consolidated Schedule of Investments.
Forward Currency Contracts
A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date.  The Fund may use forward currency contracts to facilitate transactions in foreign securities, to hedge the US dollar value of portfolio securities denominated in a particular currency, or as part of an investment strategy.  Unrealized gains or losses on forward currency contracts, if any, are reflected as “Unrealized appreciation on forward currency contracts” and/or “Unrealized depreciation on forward currency contracts” on the Consolidated Statement of Assets and Liabilities and included in “Net change in unrealized appreciation (depreciation) on forward currency contracts” on the Consolidated Statement of Operations. The Fund records realized gains or losses at the time the forward currency contract is closed by entering into a closing transaction or by delivery of the currency and those amounts, if any, are reflected in "Net realized gain (loss) on forward currency contracts" on the Consolidated Statement of
Operations. During the period, forward currency contracts were used to manage foreign currency risk. Details of forward currency contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption "Forward Currency Contracts." The monthly average volume of forward currency contracts during the period was $382,656,223 base notional value.
Futures Contracts
A futures contract is an agreement to buy or sell a commodity or financial instrument at a set price on a future date. Futures contracts may be used to manage the risks of fluctuations in interest rates, currency exchange rates, and other market conditions, or as part of an investment strategy.
Upon entering into a futures contract, the Fund is required to pledge to the broker collateral in the form of cash and/or securities equal to the minimum initial margin requirements of the clearinghouse.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such a receipt or payment, known as "variation margin," is recorded by the Fund as part of unrealized gains or losses, and is reflected as "Receivable for daily variation margin on futures contracts" or "Payable for daily variation margin on futures contracts" on the Consolidated Statement of Assets and Liabilities.
Certain futures contracts do not involve the daily settlement of variation margin. Instead, the Fund agrees to settle the contracts at fair value upon expiration with no receipt or payment of variation margin during the contract term. The fair value of such contracts held at period end, if any, is reflected as "Unrealized appreciation on futures contracts" or "Unrealized depreciation on futures contracts" on the Consolidated Statement of Assets and Liabilities.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
Futures Contracts (continued)
When the contract is closed, the Fund records realized gains or losses, if any, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and these amounts are reflected as "Net realized gain (loss) on futures contracts" on the Consolidated Statement of Operations. During the period, futures contracts were used to manage commodity, equity, foreign currency, and interest rate risks. Details of futures contracts held at  period end, if any, are included on the Consolidated Schedule of Investments under the caption "Futures Contracts." The monthly average volume of futures contracts during the period was $162,529,392 base notional value.
Options Contracts
The Fund may purchase and sell (write) call and put options, which may be traded on an exchange or over-the-counter. The purchase or sale of an option involves the payment or receipt of a premium by the Fund and the corresponding right or obligation, as the case may be, to either purchase or sell an underlying security, basket of securities, commodity or other instrument ("underlying investment") for a specific price at a certain date or during a certain period. A call option gives the purchaser the option to buy (and the seller the obligation to sell) an underlying investment at the contracted exercise price. A put option gives the purchaser the option to sell (and the writer the obligation to buy) an underlying investment at the contracted exercise price. The Fund may use options for the purpose of managing the impacts of changes in the market value of an underlying investment or as part of its overall investment strategy. During the period, options contracts were used to manage commodity, equity, foreign currency, and interest rate risks.
When the Fund purchases an option, the premium paid, if any, is reflected as ‘cost’ on the Consolidated Schedule of Investments and the option is subsequently marked to market to reflect its current value. When a purchased call or put option is exercised, the cost of the underlying investment purchased, or proceeds from the underlying investment sold, is adjusted by the amount of premium paid. When a purchased call or put option expires, the Fund realizes a loss to the extent of the premium originally paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether the proceeds from the closing sale transaction are greater than or less than the premium of the option. Realized gains and losses, if any, on purchased options are recorded as "Net realized gain (loss) on purchased options contracts" and unrealized gains and losses, if any, are recorded as "Net change in unrealized appreciation (depreciation) on purchased options contracts" on the Consolidated Statement of Operations. Details of purchased options contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Purchased Options Contracts.” The monthly average volume of purchased options contracts during the period was $1,244,087 market value.
When the Fund writes an option, an amount equal to the premium received is reflected as a liability on the Consolidated Statement of Assets and Liabilities. The liability is subsequently marked to market to reflect the current value of the option and this amount, if any, is reflected as "Written options contracts, at value" on the Consolidated Statement of Assets and Liabilities. When a written call or put option is exercised, the proceeds of sale or amount paid on purchase of an underlying investment is adjusted by the amount of premium received. When a written option expires, the Fund realizes a gain to the extent of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending on whether the cost of the closing purchase is less than or greater than the premium received when the option was written. Realized gains and losses, if any, on written options are recorded as "Net realized gain (loss) on written options contracts" and unrealized gains and losses, if any, are recorded as "Net change in unrealized appreciation (depreciation) on written options contracts" on the Consolidated Statement of Operations. Details of written options contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption "Written Options Contracts." The monthly average volume of written options contracts during the period was $1,131,612 market value.
Swap Contracts
The Fund may use  swap contracts as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange ("centrally cleared swaps").
Credit default swaps are agreements between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer, basket of issuers, or index. A credit default swap involves the payment of a fixed rate premium by the buyer of protection, which is typically applied to a specified notional amount, in exchange for a contingent payment by the seller of protection equal to the loss in value of an underlying reference obligation triggered by the occurrence of a defined credit event (such as bankruptcy, restructuring, failure to make payments when due, or repudiation/moratorium for sovereign underlying instruments).
The Fund enters into a credit default swap as the buyer or seller of protection. If the Fund is  a buyer of protection and no credit event occurs, the Fund will recover nothing and continue to pay the periodic payment until the swap matures. The seller of protection will

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
not make a contingent payment. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller of credit protection, the Fund, in return for receiving the periodic payment, acts as a "guarantor" by agreeing to make a contingent payment (typically, equal to the transaction notional amount minus the distressed value, if any, of the underlying reference obligation) if a credit event occurs during the term of the swap. The actual contingent payment may be offset and partially reduced by the netting and collateral terms of the ISDA Master Agreement, if any. Periodic payments received or made by the Fund, if any, are recorded in "Net realized gain (loss) on swap contracts" on the Consolidated Statement of Operations as realized gains or losses, respectively. During the period, credit default swaps were used to manage credit risk. The monthly average volume of credit default swap contracts during the period was $19,501,750 base notional.
If credit events occur, contingent payments made by the seller of protection may exceed the unrealized appreciation or depreciation of the credit default swaps, depending on changes in their fair value, and are reported on the Consolidated Statement of Assets and Liabilities.
Maximum Potential Amount of Future Payments
Investment Grade Swaps	$3,035,000
Index Swaps	8,758,588
Total	$11,793,588
Cross currency swaps are agreements between two entities to exchange specified types and amounts of currencies. Along with the initial exchange of a specific amount of one currency for a specific amount of a different currency, a currency swap normally also includes a series of recurring payments based on the cash flow performance of the two currencies. At the time that the two currencies are swapped, the parties agree to make the recurring interest rate payments for a specific period of time. Once the duration outlined in the agreement is complete, the two currencies are returned to the original owners. However, each party retains all returns that were shared in the form of interest payments. Periodic payments received or made by the Fund, if any, are recorded in "Net realized gain (loss) on swap contracts" on the Consolidated Statement of Operations as realized gains or losses, respectively. During the period, cross currency swaps were used to manage foreign currency risk. The monthly average volume of foreign currency swap contracts during the period was $4,893,403 base notional.
Interest rate swaps are agreements to exchange cash flows periodically based upon or calculated by changes in interest rates on a specified notional amount; for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund, if any, are recorded in “Net realized gain (loss) on swap contracts” on the Consolidated Statement of Operations as realized gains or losses, respectively. During the period, interest rate swaps were used to manage interest rate risk. The monthly average volume of interest rate swap contracts during the period was $1,013,541,460 base notional.
Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a specified notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund, if any, are recorded in “Net realized gain (loss) on swap contracts” on the Consolidated Statement of Operations as realized gains or losses, respectively. During the period, total return swaps were used to manage equity risk. The monthly average volume of total return swap contracts during the period was $96,138,450 base notional.
Upon entering into a centrally cleared swap contract, the Fund is required to pledge to the broker collateral in the form of cash and/or securities equal to the minimum initial margin requirements of the clearinghouse. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such a receipt or payment, known as “variation margin,” is recorded by the Fund as part of unrealized gains or losses, and is reflected as “Receivable for daily variation margin on centrally cleared swap contracts” or “Payable for daily variation margin on centrally cleared swap contracts” on the Consolidated Statement of Assets and Liabilities.
Bi-lateral swaps are recorded at their market value and these amounts, if any, are reflected as “Swap contracts, at value” on the Consolidated Statement of Assets and Liabilities. Gains or losses, if any,  realized upon early termination of swap agreements are reflected in “Net realized gain (loss) on swap contracts” on the Consolidated Statement of Operations.  The change in value of swaps

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
outstanding at period end, if any, is reflected on the Consolidated Statement of Operations as “Net change in unrealized appreciation (depreciation) on swap contracts.” Details of swap contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Swap Contracts.”
Swaptions Contracts
Swaptions contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into swap contracts on a future date. The Fund may enter into swaptions contracts to manage exposure to fluctuations in interest rates, hedge the fair value of other investments, or as part of its investment strategy. If a call swaption contract is exercised, the purchaser will enter into a swap contract to receive the fixed rate and pay a floating rate in exchange.  Exercising a put swaption contract would entitle the purchaser to pay a fixed rate and receive a floating rate. During the period, swaptions contracts were used to manage credit and interest rate risk.
Changes in the value of purchased swaptions contracts, if any, are reported as “Net change in unrealized appreciation (depreciation) on purchased swaptions contracts” on the Consolidated Statement of Operations. Gain or loss, if any, is recognized when a swaptions contract expires or is closed and is shown as “Net realized gain (loss) on purchased swaptions contracts” on the Consolidated Statement of Operations. Details of purchased swaptions contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Purchased Swaptions Contracts.” . Unpaid premiums of $2,466,133 are included on the Statement of Assets, Liabilities and Partners' Capital as delayed-delivery transactions.The monthly average volume of purchased swaptions contracts during the period was $228,858 market value.
When the Fund writes a swaption contract, an amount equal to the premium received is reflected as a liability on the Consolidated Statement of Assets and Liabilities. The liability is subsequently marked to market to reflect the current value of the swaption contract and this amount, if any, is reflected as “Written swaptions contracts, at value” on the Consolidated Statement of Assets and Liabilities. When a written call or put swaption is exercised, the proceeds of sale or amount paid on entering into a swap contract are adjusted by the amount of premium received. When a written swaption contract expires, the Fund realizes a gain to the extent of the premium originally received. Realized gains and losses on written swaptions contracts, if any, are recorded as “Net realized gain (loss) on written swaptions contracts” and unrealized gains and losses, if any, are recorded as “Net change in unrealized appreciation (depreciation) on written swaptions contracts” on the Consolidated Statement of Operations. Details of written swaptions contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Written Swaptions Contracts.” Premiums receivable of $62,319 are included on the Statement of Assets, Liabilities and Partners' Capital as delayed-delivery transactions.The monthly average volume of written swaptions contracts during the period was $5,150 market value.
Fair Value of Additional Derivative Instrument Information
US GAAP requires disclosure about the Fund’s derivatives and greater transparency of how and why an entity uses derivative instruments, how derivative instruments are accounted for and how they affect an entity’s financial position and  results of operations. US GAAP also requires qualitative disclosures about an entity’s associated risk exposure, quantitative disclosures about fair value amounts and the gains and losses related to derivative instruments, and disclosure of any credit–risk contingent features in derivative agreements. The primary risk exposure categories and related gains or losses, if any, have been summarized below.
The following table presents the gross value of the Fund’s derivative contracts by primary risk exposure category as of April 30, 2025. The values in the table exclude the effects of cash and/or securities received or posted as collateral, also referenced above, and therefore are not representative of the Fund’s net exposure. The fair value of these derivative instruments is reflected in "Investments, at value",  "Unrealized appreciation or depreciation", or  "Receivable or payable for daily variation margin" on the Consolidated Statement of Assets and Liabilities.
	Commodity*	Credit*	Equity*	Foreign Currency	Interest Risk*
Gross Assets
Purchased Options Contracts	$2,592	$—	$485,400	$262,904	$207,801
Purchased Swaptions Contracts	—	41,247	—	—	2,419,048
Forward Currency Contracts	—	—	—	4,752,535	—
Futures Contracts	257,906	—	—	—	103,044

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
Fair Value of Additional Derivative Instrument Information  (continued)
	Commodity*	Credit*	Equity*	Foreign Currency	Interest Risk*
Gross Assets
Swap Contracts	$—	$286,401	$3,036,497	$3,139	$1,200,277
Total	$260,498	$327,648	$3,521,897	$5,018,578	$3,930,170
Gross Liabilities
Forward Currency Contracts	$—	$—	$—	$4,327,135	$—
Futures Contracts	366,707	—	55,593	—	542,906
Swap Contracts	—	345,314	2,320,305	1,110	1,606,168
Written Options Contracts	—	—	116,836	151,230	129,588
Written Swaptions Contracts	—	13,796	—	—	55,515
Total	$366,707	$359,110	$2,492,734	$4,479,475	$2,334,177

*
Amounts, or a portion thereof, reflect cumulative appreciation/depreciation of futures and centrally cleared swaps, as applicable, as disclosed on the Consolidated Schedule of
Investments. The period end variation margin is separately disclosed on the Consolidated Statement of Assets and Liabilities.

The following table presents the Fund’s gain (loss) related to derivative activities for the period ended April 30, 2025, by their primary underlying risk exposure. The realized and unrealized gain (loss), if any, should be considered in the context that derivative contracts may have been executed to hedge investments and accordingly, gain (loss) on derivative contracts may offset gain (loss) attributable to investments which is not reflected in the values in the table. These gains or losses are reflected in “Net realized gain (loss)” and “Net change in unrealized appreciation (depreciation)”, if any, on the Consolidated Statement of Operations.
	Commodity	Credit	Equity	Foreign Currency	Interest Rate
Realized Gain (Loss)
Purchased Options Contracts	$—	$—	$2,825,973	$(214,314)	$4,470
Purchased Swaptions Contracts	—	—	—	—	78,809
Forward Currency Contracts	—	—	—	(338,463)	—
Futures Contracts	(187,543)	—	217,057	(3,493)	873,454
Swap Contracts	—	24,010	(1,329,703)	—	(1,223,842)
Written Options Contracts	—	—	(789,693)	120,538	12,890
Written Swaptions Contracts	—	—	—	—	1,222
Total	$(187,543)	$24,010	$923,634	$(435,732)	$(252,997)
Change in Unrealized Appreciation (Depreciation)
Purchased Options Contracts	$(1,300)	$—	$(269,137)	$(27,031)	$(556,327)
Purchased Swaptions Contracts	—	(19,814)	—	—	(47,085)
Forward Currency Contracts	—	—	—	425,400	—
Futures Contracts	(108,801)	—	(55,593)	—	(439,862)
Swap Contracts	—	(2,897)	716,192	2,029	(146,530)
Written Options Contracts	—	—	2,285	(245)	436,617

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
Fair Value of Additional Derivative Instrument Information  (continued)
	Commodity	Credit	Equity	Foreign Currency	Interest Rate
Change in Unrealized Appreciation (Depreciation)
Written Swaptions Contracts	$—	$(1,013)	$—	$—	$6,804
Total	$(110,101)	$(23,724)	$393,747	$400,153	$(746,383)
Offsetting of Financial and Derivative Assets and Liabilities
The Fund is a party to ISDA Master Agreements and Credit Support Annexes, Master Securities Forward Transaction Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”). These Master Agreements generally govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization to improve legal certainty.
The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. The Master Agreements define whether the Fund is contractually able to settle daily payments on a net basis. Certain Master Agreements may allow for net settlements on an individual agreement basis, with the same legal entity, or with affiliated legal entities.  Additionally, there may be circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, that may prohibit or restrict the right of offset as defined in the Master Agreements. There is no guarantee that the terms of the Master Agreements will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset.
The Fund attempts to limit counterparty risk by only entering into Master Agreements with counterparties which are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For transactions executed with a Derivatives Clearing Organization (“DCO”), Futures Clearing Merchant (“FCM”), or Options Clearing Corporation (“OCC”) in a multilateral or other trading facility platform, counterparty risk is reduced by shifting exposure from the counterparty to the DCO, FCM, or OCC. These organizations have authority to provide an orderly liquidation in the event of a default.
The following table(s) present the Fund’s net exposure to derivative instruments by type of financial instrument as of April 30, 2025.  Transactions executed with DCOs, FCMs, or OCCs, if any, are excluded from the table(s).
Financial Instrument	Gross Amount of Recognized Assets	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities
Purchased Options Contracts	$315,540	$—	$315,540
Purchased Swaptions Contracts	2,460,295	—	2,460,295
Forward Currency Contracts	4,752,535	—	4,752,535
Swap Contracts	3,081,331	—	3,081,331
Total	$10,609,701	$—	$10,609,701

Financial Instrument	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$4,327,135	$—	$4,327,135
Swap Contracts	2,368,038	—	2,368,038
Written Options Contracts	178,562	—	178,562
Written Swaptions Contracts	69,311	—	69,311
Total	$6,943,046	$—	$6,943,046

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
Offsetting of Financial and Derivative Assets and Liabilities (continued)
The following table presents the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement, or similar agreement, and net of the related collateral received or pledged as of April 30, 2025. Transactions executed with DCOs, FCMs, or OCCs, if any, are excluded from this table.
Counterparty	Gross Amount of Assets in the Statement of Assets and Liabilities	Gross Amount of Liabilities in the Statement of Assets and Liabilities	Net Position - Asset (Liability)	Collateral Received (Pledged)*	Net Amount Due from (to) Counterparty
Bank of America NA	$1,559,526	$173,114	$1,386,412	$—	$1,386,412
Bank of Montreal	—	1,789	(1,789)	—	(1,789)
Barclays Bank PLC	2,266,665	1,272,322	994,343	484,197	510,146
BNP Paribas	350,473	249,335	101,138	101,138	—
Citibank NA	495,557	438,265	57,292	57,292	—
Credit Agricole	222	6,992	(6,770)	—	(6,770)
Deutsche Bank AG	407,497	462,618	(55,121)	—	(55,121)
Goldman Sachs International	1,687,837	994,097	693,740	—	693,740
HSBC Bank USA NA	100,788	113,627	(12,839)	—	(12,839)
JP Morgan Chase Bank NA	1,191,748	1,077,409	114,339	—	114,339
Morgan Stanley & Co. International PLC	1,685,921	1,503,436	182,485	—	182,485
Natwest	31	—	31	—	31
Royal Bank of Canada	55,226	91,190	(35,964)	(35,964)	—
Societe Generale	6,847	5,058	1,789	—	1,789
Standard Chartered Bank	9,161	4,238	4,923	—	4,923
State Street Capital Markets	85,880	260,976	(175,096)	—	(175,096)
Toronto Dominion Securities	8,995	5,625	3,370	3,370	—
UBS Securities LLC	697,327	282,955	414,372	414,372	—
Total	$10,609,701	$6,943,046	$3,666,655	$1,024,405	$2,642,250

*	The actual collateral (including non-cash collateral) received/pledged may be more than the amount reported due to overcollateralization.
6. Purchases and Sales of Investments

Purchases and sales of investment securities (excluding short-term investments) during the period ended April 30, 2025 were as follows:
Statement of Securities Acquired (In Summary)
Type of Investments	Cost of Investments
Bank Loans	$3,270,313
Corporate Obligations(a)	1,180,765,270
Foreign Government Obligations	2,855,289,259
United States Government and Agency Obligations(a)	518,158,707
Equity Securities(b)	9,750,725

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
6. Purchases and Sales of Investments

 (continued)
Type of Investments		Cost of Investments
Investment Companies(c)		$585,000
Equity Securities - Shorts(b),(d)		42,661
Investment Companies - Shorts(c),(d)		23,616
Corporate Obligations - Shorts(a),(d)		1,621,964,739
Foreign Government Obligations - Shorts		199,199,469
United States Government and Agency Obligations - Shorts(a),(d)		242,538,686
Total		$6,631,588,445
Statement of Securities Disposed (In Summary)
Type of Investments	Proceeds from Sales	Net Realized Gain (Loss)
Bank Loans	$846,282	$(5,467)
Corporate Obligations(a)	1,247,339,462	80,012,824
Foreign Government Obligations	2,493,375,689	(135,415,513)
United States Government and Agency Obligations(a)	267,869,711	(136,574,647)
Equity Securities(b)	8,869,370	135,432
Investment Companies(c)	437,962	(147,038)
Equity Securities - Shorts(b),(e)	110,997	7,338
Investment Companies - Shorts(c),(e)	47,643	(1,431)
Corporate Obligations - Shorts(a),(e)	1,924,705,952	108,576,909
Foreign Government Obligations - Shorts	230,247,617	18,097,770
United States Government and Agency Obligations - Shorts(a),(e)	333,776,982	68,264,705
Total	$6,507,627,667	$2,950,882

(a)	Includes Asset and Mortgage Backed Securities, as applicable.
(b)	Includes Common Stock, Common Stock Units, Real Estate Investment Trusts, Preferred Stock, Preferred Stock Units, Limited Partnership Units, and Warrants, as applicable.
(c)	Includes Closed-End Funds and Exchange Traded Funds, as applicable.
(d)	Represents the cost of repurchased securities which were returned to the lender for securities sold short.
(e)	Represents proceeds received for securities sold short.
7. Federal income Taxes

The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (“RICs”), and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders annually and to meet certain diversification and income requirements with respect to investment companies.
The Fund intends to make distributions on an annual basis in aggregate amounts representing substantially all of the Fund’s investment company taxable income (including realized short-term capital gains), if any, earned during the period. Distributions may also include net capital gains, if any.
Because the Fund intends to qualify annually as a RIC under the Code, the Fund intends to distribute substantially all of its investment company taxable income to its Shareholders. Nevertheless, there can be no assurance that the Fund will pay distributions to Shareholders at any particular rate.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
7. Federal income Taxes

 (continued)
As of April 30, 2025 the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, amortization of premium, other financial instruments and wash sales.
Fund	Tax Cost of Investments	Net Unrealized Appreciation/ (Depreciation)
Wellington Global Multi-Strategy Fund	74,840,199	(1,379,736)
8. Transactions with Affiliates and Service Providers

Investment Management Fee
Pursuant to the investment advisory agreement (the “Investment Management Agreement”) between the Fund and the Adviser, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to an investment management fee (“Investment Management Fee”) payable monthly in arrears and accrued daily based upon the Fund’s average daily net assets at an annual rate of 1.00% prior to any accrual of the Performance Fee (as defined below) and charge in respect of any Reimbursable Pass-Through Expenses (as defined below). The Investment Management Fee is paid before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund.
Expense Limitation Agreement
The Advisor and the Fund have entered into an Expense Limitation Agreement (“ELA”) under which the Adviser has agreed to contractually, on a monthly basis, reimburse the Fund’s “Specified Expenses” in respect of each class of the Fund (each, a “Class”) where “Specified Expenses” means all other expenses incurred in the business of the Fund and allocated to a Class, including the Fund’s annual operating expenses, with the exception of: (i) the Investment Management Fee and Performance Fee; (ii) the Reimbursable Pass-Through Expense; (iii) the Shareholder Servicing Fee; (iv) the Distribution Fee; (v) certain costs associated with the acquisition, ongoing investment and disposition of the Fund’s investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs; (vi) acquired fund fees and expenses; (vii) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund); (viii) taxes and costs to reclaim foreign taxes; and (ix) extraordinary expenses (as determined in the sole discretion of the Adviser) to the extent that such expenses exceed 0.60% of the average daily net assets of such Class (the “Expense Cap”).
If, while the Adviser is the investment adviser to the Fund, the Fund’s estimated annualized Specified Expenses in respect of a Class for a given month are less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the Fund of the other expenses borne by the Adviser on behalf of the Fund (the “Reimbursement Amount”) during any of the previous thirty-six (36) months, but only to the extent that the Fund’s estimated annualized Specified Expenses in respect of a Class are less than, for such month, the lesser of the Expense Limitation or any other relevant expense limit then in effect with respect to the Class, and provided that such amount paid to the Adviser will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Adviser may recapture a Specified Expense in any year within the thirty-six (36) month period after the Adviser bears the expense. The Expense Limitation Agreement will remain in effect through January 2, 2026, unless and until the Board approves its modification or termination. Thereafter, the Expense Limitation Agreement may be annually renewed with the written agreement of the Adviser and the Fund. The Fund’s obligation to make reimbursement payments shall survive the termination of the Expense Limitation Agreement.
Performance Fee
Pursuant to the Investment Management Agreement, the Adviser is entitled to a performance fee (“Performance Fee”) after the end of each fiscal year of the Fund. The Performance Fee paid to the Adviser will be paid out of the Fund’s assets. The Performance Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for all Measurement Periods (as defined below) during such fiscal year exceed the balance of the loss carryforward account (as described below). The Fund also pays the Adviser the Performance Fee in the event a Measurement Period is triggered in connection with a share repurchase offer by the Fund. “Measurement Period” means each twelve-month period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a share repurchase offer, the period of time from the last Measurement Period end through the effective date of the repurchase offer also constitutes a Measurement Period for purposes of calculating the Performance Fee (if any) on shares being tendered for repurchase.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
Performance Fee (continued)
The Performance Fee will be payable for a Measurement Period only if there is no balance in the Fund’s loss carryforward account. The loss carryforward account is an account that will have an initial balance of zero upon commencement of the Fund’s operations and, thereafter, will be credited as of the end of each Measurement Period with the amount of any net loss of the Fund for that Measurement Period and will be debited with the amount of any net profits of the Fund for that Measurement Period, as applicable (provided, however, that the debiting of net profits may only reduce a balance in the loss carryforward account and may not reduce the balance of the loss carryforward account below zero).
Reimbursable Pass-Through Expense
Pursuant to the Investment Management Agreement, the Fund will reimburse the Adviser out of the Fund’s net assets for certain additional compensation-related expenses of the Adviser. The Reimbursable Pass-Through Expense reflects the sum of the cost payable to Trading Team personnel responsible for managing the Allocable Accounts (collectively, “Pass-Through Persons”) (such costs, the “Reimbursable Pass-Through Expense”). The Reimbursable Pass-Through Expense shall be invoiced by the Adviser to the Fund and payable by the Fund to the Adviser as an expense reimbursement.
The Reimbursable Pass-Through Expense shall be calculated by aggregating the proportionate share of expenses of the Adviser attributable to the total amounts paid to Pass-Through Persons with respect to each Allocable Account (each such amount, a “Strategy-Specific Pass-Through Expense”). The Strategy-Specific Pass-Through Expense is determined as of the end of the Fund’s fiscal year and range from 10% to 20%. The Strategy-Specific Pass-Through Expense is calculated based on the amount by which the net profits of the Allocable Account (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for the twelve-month period ending on the Fund’s fiscal year-end exceed the balance of the Allocable Account’s loss carryforwards. In connection with a share repurchase offer by the Fund, the accrued Reimbursable Pass-Through Expense is included in the calculation of the Fund’s NAV but will not be paid to the Adviser until the end of the fiscal year.
For purposes of calculating a Strategy-Specific Pass-Through Expense for an Allocable Account, “net profits” means the net of realized and unrealized gains and losses on the Allocable Account’s investments (including profits and losses attributable to investments in initial public offerings), interest, dividends, taxes, fees and other expenses allocated to such Allocable Account, excluding Fund-level operating expenses. For purposes of calculating a Strategy-Specific Pass-Through Expense for an Allocable Account, “Measurement Period” means each twelve-month period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed). For purposes of determining the Fund’s net asset value, an estimate of the Reimbursable Pass-Through Expense is calculated and accrued daily as an expense of the Fund (as if each day is the end of the Fund’s fiscal year).
The Strategy-Specific Pass-Through Expense for an Allocable Account will be payable for a Measurement Period only if there is no balance in the Allocable Account’s loss carryforwards. Similar to the Fund’s loss carryforward account, each Allocable Account’s loss carryforward account is an account that will have an initial balance of zero upon commencement of the Allocable Account’s operations and, thereafter, will be credited as of the end of each Measurement Period with the amount of any net loss of the Allocable Account for that Measurement Period and will be debited with the amount of any net profits of the Allocable Account for that Measurement Period, as applicable (provided, however, that the debiting of net profits may only reduce a balance in the loss carryforward account and may not reduce the balance of the loss carryforward account below zero).
The Reimbursable Pass-Through Expense is determined as of the end of any fiscal year shall not exceed 3.50% of Fund net assets (the “Pass-Through Expense Cap”).
Distribution and/or Shareholder Service Fees
The Fund has adopted a “Distribution and Shareholder Services Plan” with respect to its Class A and Class M Shares under which the Fund may compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request. Under the Distribution and Shareholder Services Plan, the Fund, with respect to Class A and Class M, may incur expenses on an annual basis equal to 0.25% and 0.75%, respectively, of its average daily net assets. With

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
Distribution and/or Shareholder Service Fees (continued)
respect to Class A Shares, the entire fee is characterized as a “shareholder service fee”. With respect to Class M Shares, the entire fee is characterized as a “distribution fee”.
Class I Shares are not subject to a distribution or shareholder service fee.
Administrator, Custodian and Transfer Agent
Wellington Fund Services LLC serves as the administrator of the Fund (the “Administrator”). The Fund has retained State Street Bank and Trust Company to provide it with sub-administration, custodian, and transfer agency services. The Fund compensates the Administrator for these services and reimburses the Administrator for certain out-of pocket expenses (the “Administration Fee”). The Administration Fee is 0.50% of the average daily net assets and it is paid to the Administrator out of the assets of the Fund; therefore, decreasing the net profits or increasing the net losses of the Fund.
Affiliated Shareholders
At April 30, 2025, all of the Fund's shares outstanding were held by one participant affiliated with the Adviser.
9. Capital Shares

The Fund’s Declaration of Trust authorizes the issuance of an unlimited number of Shares of beneficial interest, par value $0.001 per share. The Fund accepts initial and additional purchases of Shares on each business day. There is currently no market for the Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future.  Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares on a daily basis because the Fund is an unlisted closed-end fund. To provide liquidity to Shareholders, pursuant to Rule 23c-3 under the 1940 Act, the Fund is structured as an “interval fund” and intends to conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding shares at NAV, unless such offer is suspended or postponed in accordance with the Fund’s regulatory requirements. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities. The Board will establish the deadline by which the Fund must receive repurchase requests in response to a repurchase offer. Quarterly repurchases will occur in the months of March, June, September, and December. The Fund expects to make its initial repurchase offer in the second quarter of 2025. Written notification of each quarterly repurchase offer will be sent to Shareholders at least 21 calendar days before the repurchase request deadline.
	Period Ended April 30, 2025
	Shares	Amount
Class I Shares
Shares sold	5,000,000	$50,000,000
Net increase	5,000,000	$50,000,000
10. Commitments and Contingencies

In the normal course of business, the Fund may enter into contractual arrangements that contain a variety of representations and warranties and which at times provide for indemnification of counterparties. The Fund’s maximum exposure under these types of arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund believes the possibility that it will have to make material payments under these arrangements is unlikely.
From time to time, the Adviser for the Fund and the Board may be subject to proceedings, including civil litigation and regulatory matters arising out of the ordinary course of their business.
11. Significant Risks and Uncertainties

The Fund’s risks include, but are not limited to, the following:

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
Access Products
Access products are generally subject to the same risks as direct holdings of securities of non-US issuers, currency risk, and counterparty risk.  Because the full notional value of the exposure is often provided to the issuer of the access product at the time of purchase, the counterparty exposure can be significant.  Disposal of an access product may be difficult because there may be restrictions on redemptions and there may be no market or only a thin trading market in such instruments.
Bank Loans
A bank loan is a contractual agreement that is typically entered into with the lender or other third party selling the participation, but not with the borrower directly, resulting in credit risk with both the borrower and the third party seller.
Closed-End Funds
The Fund’s investments in certain closed-end funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. Many of the closed-end fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a closed-end fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of. Closed-end funds may not be liquid investments. Closed-end funds may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage.
Commodities
Commodities may be more volatile than traditional equity or fixed income securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity-index volatility, interest rate changes, or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, droughts, floods, and other events.
Concentration of Risk
Concentration of investments in a relatively small number of securities, sectors, industries, or geographical regions may significantly affect performance.  As a result of reduced diversification, poor performance among that group of securities, sectors, industries, or regions may lead to underperformance.  In addition, the higher level of exposure to that grouping may result in higher volatility.
Counterparty and Settlement
To the extent the Fund invests in swaps, derivatives or synthetic instruments, other OTC transactions, or non-U.S. securities, the Fund may be subject to credit risk with regard to parties with which it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties may not benefit from such protections and expose the parties to the risk of counterparty default. Any such default by a trading counterparty could result in losses to the Fund due to the delay of settlement of a transaction, loss of market gains or, in certain circumstances, loss of a portion or the full amount of the notional value of the transaction.
Credit
The Fund may be subject to credit risk. Credit risk is the risk that an issuer of securities (including sovereign and corporate entities) will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the Fund invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees of the quality of the securities.
Currency
Investments in securities or other investments that are denominated in foreign currency are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Currency exchange rates may fluctuate widely over short periods of time. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. The Fund may try to hedge and actively manage currencies by investing in foreign currencies, foreign currency futures contracts, options, and forward foreign currency exchange contracts or similar instruments, or any combination thereof, but there can be no assurance that such strategies will be implemented or, if implemented, will be effective.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
Delayed Delivery Contracts
When purchasing a security on a delayed delivery basis, the Fund assumes the risks of ownership of the security, including the risk of price, yield, or foreign currency fluctuations, as well as the risk of the counterparty failing to perform under the contract (i.e. counterparty risk).
Emerging Markets
Any investments in issuers located in emerging market countries (countries in which the capital markets are developing) may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts. In addition, there may be less publicly available information about an emerging market company than a U.S. company, and emerging market companies may not be subject to financial reporting standards comparable to U.S. companies. Emerging markets may, at any time, be less liquid and prices may be more volatile than U.S. markets. Transaction costs may be higher than those in the U.S., and it may be more difficult or expensive for the Fund to take appropriate legal action in non-U.S. courts.
Exchange Traded Funds
The risks of owning an ETF generally reflect the risks of owning the underlying securities an ETF is designed to track, although the lack of liquidity on an ETF could result in it being more volatile. An ETF is subject to the risks of an investment in a broad-based portfolio of common stocks, or with certain ETFs, to the risks of a concentrated, industry-specific investment in common stocks. Furthermore, certain ETFs in which the Fund may invest may leverage their assets, thereby significantly increasing the potential volatility of such ETFs.
Fixed Income Buy-Sellback and Sell-Buyback Agreements
Buy-sellback agreements involve certain risks in the event of default by the other party.  In the event of the bankruptcy or other default of a seller of a buy-sellback agreement, the Fund could experience both delays in liquidating the underlying securities at the agreed upon prices and losses, including (i) possible decline in the value of the underlying security during the period while it seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights.
Sell-buyback agreements involve the risk that the market value of the underlying securities in the Fund may decline below the price of the securities the Fund is obligated to repurchase under the agreement. In addition, should the counterparty default, a risk exists that the value of the security the Fund has sold increases and the proceeds from the original sale and any additional collateral posted by the buyer does not offset the security’s increased value. In the event the other party involved in a sell-buyback agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
Forward Currency Contracts
Risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts or if the value of a particular currency changes in relation to one or more other currencies.  Such risks are generally limited to the amount of unrealized gain on the contract, if any, at the date of default.
Futures Contracts
Investing in futures contracts involves, to varying degrees, credit and market risks. The Fund enters into futures contracts generally on exchanges or boards of trade where the exchange or board of trade acts as counterparty to the contract. Thus, credit risk on such contracts is limited to the failure of the exchange or board of trade. Losses may arise from changes in value of the underlying instruments or if there is an illiquid market for the contracts. Additionally, in certain circumstances, adequate correlation in price movements may not be achieved between a futures contract and the security or commodity which is intended to be hedged.
Health Crises
From time to time, countries have experienced outbreaks of infectious illnesses. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, or result in market closures, travel restrictions or quarantines. These infectious spreads could have a significant impact on a particular country’s economy, which in turn could adversely affect the Fund's investments.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
High Yield Securities
Investing in high yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in US Government bonds and other higher quality fixed income securities.  These securities are non-investment grade securities, often referred to as 'junk' bonds.  Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest.  Also, an increase in interest rates would likely have an adverse impact on the value of such obligations.  Moreover, high yield securities may be less liquid to the extent that there is no established secondary market.
Interest Rate
The value of fixed income investments can change inversely with changes in interest rates.  As interest rates rise, the market value of fixed income securities tends to decrease.  Conversely, as interest rates fall, the market value of fixed income securities tends to increase.  The risk that changes in interest rates will adversely affect investments will be greater for longer-term fixed income securities than for shorter-term fixed income securities.
Leverage
The use of leverage exposes the Fund to a higher degree of additional risk, including (i) greater losses from investments than would otherwise have been the case had leverage not been used to make the investments; (ii) margin calls or interim margin requirements that may force premature liquidations of investment positions; and (iii) losses on investments in which the investment fails to earn a return that equals or exceeds the cost of leverage related to such investment.  In the event of a sudden, precipitous drop in the value of the leveraged assets, an investor might not be able to liquidate assets quickly enough to repay borrowings, further magnifying the losses incurred.
To the extent that options, futures, options on futures, swaps, swaptions, and other “synthetic” or derivative financial instruments are used, it should be noted that they may inherently contain much greater leverage than a non-margined purchase of the underlying security, commodity, or instrument. This is due to the fact that generally only a very small portion (and in some cases none) of the value of the underlying security, commodity, or instrument is required to be paid in order to make such investments. In addition, many of these products are subject to variation or other interim margin requirements, which may force premature liquidation of investment positions.
Market
The profitability of a significant portion of the Fund’s investment program depends to a great extent upon correctly assessing the future course of price movements of specific securities and other investments.  There can be no assurance that the Investment Adviser will be able to accurately predict these price movements.  At times, the securities and capital markets experience great volatility and unpredictability.  Therefore, with respect to the investment strategy utilized by the Fund, there is always some degree of market risk, which could be significant to the Fund.
Mortgage-Related and Other Asset-Backed Securities
Pass-through instruments such as mortgage-related and asset-backed securities are subject to prepayment risk, which is the possibility that the principal of the loans underlying the securities may be prepaid at any time. Prepayments generally increase during periods when interest rates decline; as a result, reinvestment of prepayment proceeds will generally be at lower rates than the rates that were carried by the pre-paid obligations. Because of prepayment risk, the total return and maturity of asset-backed securities may be difficult to predict.
Multiple Underlying Strategies
The Fund’s assets will be allocated among various Underlying Strategies. Each Underlying Strategy has a portfolio manager or portfolio managers who make their trading decisions independently. Accordingly, it is possible that one or more of the Underlying Strategies may, at any time, take positions which may be opposite of positions taken by other Underlying Strategies. It is also possible that the Underlying Strategies may on occasion have substantial positions in the same security or group of securities at the same time. Also, a particular portfolio manager may take positions for its other clients that may be opposite to positions taken for an Underlying Strategy. The possible lack of diversification caused by these factors may subject the investments of the Fund to more rapid change in value than would be the case if the assets of the Master Fund were required to be more widely diversified.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
Non-US Investments
Investments in non-US governments and companies that are generally denominated in non-US currencies involves certain considerations comprising both risks and opportunities not typically associated with investing in securities of the US Government or US companies.  These considerations include changes in exchange rates and exchange control regulations, restrictions, risks, or impracticalities that could result in the Adviser relying on third parties with respect to currency transactions (including income repatriation); political and social instability; expropriation; imposition of non-US taxes; less liquid markets and less available information than is generally the case in the US; higher transaction costs; less government supervision of exchanges, brokers, and issuers; greater risks associated with counterparties and settlement; difficulty in enforcing contractual obligations; lack of uniform accounting and auditing standards; and greater price volatility.
Options Contracts
Purchasing options contracts involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses the premium paid. Selling options contracts involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security (which could result in a potentially unlimited loss) rather than only the loss of the premium payment received.  Over-the-counter options contracts also involve counterparty solvency risk.
Real Estate Securities
Risks associated with investing in the securities of companies principally engaged in the real estate industry, such as REIT securities, include the cyclical nature of real estate values; risk related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; demographic trends and variations in rental income; changes in zoning laws; casualty or condemnation losses; environmental risks; regulatory limitations on rents; changes in neighborhood values; related party risks; changes in the appeal of properties to tenants; and increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of such securities.
Short Sales
A short sale involves selling borrowed securities which must at some date be repurchased and returned to the lender. The risk associated with this practice is that if the fair value of securities sold short increases, the Fund may realize losses upon repurchase at prices which may exceed the liability on the Consolidated Statement of Assets and Liabilities.  Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short positions except at prices above those previously quoted in the market.
Smaller Capitalization Stocks
Smaller capitalization stocks represent investments in smaller companies and can involve greater risks than the securities of larger companies. The share prices of small-cap and mid-cap companies may exhibit greater volatility than the share prices of larger-cap companies. In addition, shares of small-cap and mid-cap companies are often less liquid than those of larger-cap companies. The management teams of smaller companies are frequently less seasoned than those of larger companies, and smaller companies may not have significant institutional ownership.
Swap Contracts
The risks associated with swaps may exceed amounts disclosed on the Consolidated Statement of Assets and Liabilities.  The Fund may incur liquidity risk when it uses swaps because purchase and resale may be limited to a discrete number of dealers.  Investing through swaps exposes the Fund to the same investment risk inherent in the instrument underlying the product.  The value of a swap will decrease commensurately should there be unfavorable changes in rates or market values of the product.
Entering into a credit default swap contract may involve greater risks than if the Fund had invested in a reference obligation directly.  A protection buyer may lose its investment and recover nothing if a credit event does not occur.  If a credit event occurs, the distressed value of the reference obligation received by a protection seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the protection buyer, resulting in a loss of value.
Entering into a cross currency swap contract involves higher degrees of credit risk.  There is also the possibility that the counterparty to the swap may default on its obligation to perform, thus leaving currency exposure, and there may be significant termination costs.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (unaudited) (continued)
April 30, 2025
Swap Contracts (continued)
Entering into interest rate swap contracts and total return swap contracts involves varying degrees of risk, including the possibility that there is no liquid market for the contracts, the counterparty to the swap may default on its obligation to perform, or unfavorable changes in interest rates and market values may occur.
Swaptions Contracts
Entering into a swaptions contract involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported on the Consolidated Statement of Assets and Liabilities, associated with both options contracts and swap contracts. To reduce risk from potential counterparty default, the Fund enters into swaptions with counterparties whose creditworthiness has been approved by the Adviser. The Fund bears the market risk arising from any change in index values or interest rates.
TBA Commitments
TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.  Entering into TBAs also involves counterparty risk, which may be higher for this type of security due to the longer settlement period.
12. Subsequent Events

Events or transactions occurring after period end through the date of issuance of the financial statements have been evaluated by the Adviser in the preparation of the financial statements and no items were noted requiring additional disclosure or adjustment.

(b)	To Wellington Global Multi-Strategy Fund Shareholder:

We are pleased to present the most recent semi-annual report for the Wellington Global Multi-Strategy Fund. For your benefit, you can print this report and any supplementary documents thereof.

Should you prefer a hard copy, we will send it to you at no cost by calling 617-662-7100 or writing to us at:

Wellington Global Multi-Strategy Fund

c/o State Street Bank and Trust Company

1776 Heritage Way

Quincy, MA 02171

Item 2.	Code of Ethics.

(a)	Not applicable.

Item 3.	Audit Committee Financial Experts.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included within the Report filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Board of Trustees’ Considerations in Approving the Investment Management Agreement

Wellington Global Multi-Strategy Fund (the “Fund”) and Wellington Management Company LLP (“WMC”) have entered into an investment management agreement (the “Investment Management Agreement”), pursuant to which WMC provides investment management services to the Fund. The management and affairs of the Fund are supervised by the Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”).

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of the Fund’s Investment Management Agreement be specifically approved by the vote of a majority of the outstanding shareholders of the Fund and the vote of a majority of the Trustees who are not parties to the Investment Management Agreement or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In connection with their consideration of such initial approval, the Trustees must request and evaluate, and WMC must furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Management Agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a fund’s fees, fund boards must evaluate the material factors applicable to a decision to approve the Investment Management Agreement.

Consistent with these responsibilities, the Board called and held a meeting on November 6, 2024 to consider whether to approve the Investment Management Agreement between the Fund and WMC. In preparation for this meeting, the Board requested and reviewed a wide variety of materials and information from WMC regarding, among other topics: (i) the fees and expenses proposed to be paid by the Fund; (ii) the costs to WMC of providing the services contemplated and WMC’s and its affiliates’ anticipated profitability from their relationship with the Fund; (iii) the nature, extent and quality of services proposed to be provided by WMC; (iv) the investment performance of the Fund and WMC; (v) the potential for WMC to realize economies of scale in its provision of services to the Fund, and whether any such economies of scale are expected to be shared with the Fund; and (vi) any “fall-out” or ancillary benefits to WMC and its affiliates as a result of their relationship with the Fund.

The Board reviewed the materials and additional information provided during prior informational sessions hosted by WMC. The Independent Trustees also reviewed the materials and information separately with their counsel at an executive session among themselves without the participation of representatives of WMC. The Trustees received a memorandum from Fund counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Fund’s Investment Management Agreement. In addition, prior to voting, the Independent Trustees received advice from Fund counsel and from the Independent Trustees’ counsel regarding the information provided by WMC.

At the Trust’s meeting held on November 6, 2024, the Investment Management Agreement was approved for an initial two-year term. The Board’s approval was based on its consideration and evaluation of the factors described below, as discussed prior to and at the meeting. The Trustees’ determinations at the meeting were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In deciding to recommend the approval of the Investment Management Agreement, the Independent Trustees did not identify any single factor or particular piece of information that, in isolation, was controlling. Each Independent Trustee may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.

Fees and Expenses

The Board considered the fees and expenses proposed to be charged to the Fund under the Investment Management Agreement, as well as the total expenses expected to be incurred by the Fund. In assessing the reasonableness of the proposed fees and expenses under the Investment Management Agreement, the Board considered, among other information, the Fund’s proposed management fee, performance fee and reimbursable pass-through expense structure and its expected total expense ratio as a percentage of average daily net assets. The Board compared the Fund’s proposed fee and expense structure to those of comparable third-party funds and to fees charged by WMC to other accounts. In considering these other fees, the Board took into account, among other things, WMC’s representations about the differences between managing a registered closed-end fund as compared to private funds and separate accounts, including differences in the services provided, differences in the risk profile of that business for WMC and the additional resources required to manage registered funds effectively. In evaluating the Fund’s management fee, performance fee and reimbursable pass-through structure, the Board also took into account the expected demands, complexity and quality of the investment management of the Fund, including the diligence and monitoring of managers of the Fund.

The Board also noted the limitation on the reimbursable pass-through expense and the expense limitation agreement that would operate during the Fund’s first year of operations.

Costs and Profitability of WMC and its Affiliates

The Board considered the compensation directly or indirectly expected to be received by WMC and its affiliates in connection with their relationships with the Fund, including WMC’s financial condition and profitability.

Nature, Extent and Quality of Services Proposed to be Provided by WMC

The Board considered the nature, extent and quality of services to be provided to the Fund by WMC and its affiliates under the Investment Management Agreement, and the resources to be dedicated to the Fund by WMC. The Board considered, among other things, WMC’s ability to attract, motivate and retain highly qualified portfolio management, compliance and administrative team members, and noted the background and experience of these individuals. The Board noted that WMC referred to the long-term continuity of its key personnel and continued ability to recruit highly qualified employees as important to its ability to continue to provide services at historical levels.

The Board also considered the professional experience and qualifications of the senior personnel of WMC, which included consideration of WMC’s experience with investment products pursuing strategies similar to those proposed to be pursued by the Fund. The Board noted that WMC would provide the Fund with investment research, advice and supervision and continuously furnish an investment portfolio for the Fund consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s prospectus. The Board considered the compliance programs of, and the compliance-related resources to be provided to the Fund by WMC and the resources to be dedicated by the WMC to risk management, and considered the WMC’s ability to provide management services to the Fund and coordinate the activities of the Fund’s other service providers.

Investment Performance of the Fund and WMC

Because the Fund had not yet commenced operations as of November 6, 2024, the Board did not have meaningful investment performance to compare to the returns of a group of comparable funds. However, the Board considered performance returns of a private fund managed by WMC that employs a strategy similar to the strategy proposed for the Fund, as well as the performance returns of an additional strategy managed by WMC using the same investment team and similar investment processes, portfolio construction techniques and risk oversight practices as proposed for the Fund.

Economies of Scale

The Board considered the potential for economies of scale in the provision by WMC of services to the Fund and to WMC’s investment advisory clients as a whole, and whether any such economies of scale were expected to be shared with the Fund. The Board took note of the proposed expense limitation agreement as well as WMC’s views regarding the proposed fee and expense structure’s relationship to economies of scale inherent in providing investment advice to the Fund considering its size and style. The Board also considered the costs of the services provided and the expected profitability, if any, to WMC and its affiliates from their relationship with the Fund, as noted above. After reviewing these and related factors, the Board concluded that, as the Fund had not yet commenced operations, at present there were no economies of scale and it would be appropriate to defer consideration of the extent to which any economies of scale are shared with the Fund.

Fall-Out Benefits

The Board received and considered information regarding “fall-out” or ancillary benefits to be received by WMC and its affiliates as a result of their relationship with the Fund. The Board noted that WMC may derive indirect reputational benefits from managing the Fund. The Board further noted that WMC also may obtain economic benefit from its management of both the Fund and other funds or accounts with respect to the potential economic leverage of its service provider relationships.

Conclusion

Based on their review, including their consideration of each of the factors referred to above, and assisted by the advice of independent counsel to the Independent Trustees, the Board, including the Independent Trustees, concluded that the Investment Management Agreement was fair and reasonable with respect to the Fund and its shareholders, and that the approval of the Investment Management Agreement would be in the best interests of the Fund and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Investment Management Agreement, but indicated that the Board based its determination on the total mix of information available to it.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable for semi-annual reports.

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent Prospectus.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable due to no such purchases during the period covered by this report.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wellington Global Multi-Strategy Fund
(Registrant)

By:	/s/ Carm Taglione
Carm Taglione
President and Principal Executive Officer

Date:	July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carm Taglione
Carm Taglione
President and Principal Executive Officer

Date:	July 7, 2025

By:	/s/ Matthew Bowser
Matthew Bowser
Treasurer and Principal Financial Officer
Date:	July 7, 2025

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer